As filed with the Securities and Exchange Commission on April 21, 2016
File No. 333-101949
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 25	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 532	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 2, 2016 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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PART A

HARTFORD LEADERS PLUS
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
www.thehartford.com/annuities

The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with the in-force annuity block of contracts. However, we continue to administer the in force annuity contracts. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”). You should read the terms of your contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

✓	Invesco

✓	American Funds Insurance Series

✓	Franklin Templeton Investments

✓	Hartford HLS Funds

✓	MFS Investment Management

Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).

Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PROSPECTUS DATED: MAY 2, 2016 STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2016

1. Highlights
a. Overview
This Contract and all features are closed to new investors.
This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.
This variable annuity provides:

✓	Different investment options. (Sections 3, 5(a) & Appendix A)
✓	Tax-free transfers among investment options. (Sections 5(a), Appendix Tax)
✓	Tax deferral on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), Appendix Tax)
✓	Several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2 & 7)
✓	Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))
✓	Different Death Benefits. (Sections 2, 5(e), 6, 7(b) & 7(c))
b. Optional Features Previously Available

Optional Feature	General Purpose
MAV/MAV Plus*	Guaranteed Minimum Death Benefit that ratchets up based on performance
The Hartford’s Principal First*	Guaranteed Minimum Withdrawal Benefit with periodic step-up rights
The Hartford’s Principal First Preferred*	Guaranteed Minimum Withdrawal Benefit
The Hartford’s Lifetime Income Builder Selects*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with limited annual step-up rights
The Hartford’s Lifetime Income Builder Portfolios*	Guaranteed Minimum Lifetime Withdrawal Benefit (aka Lifetime Withdrawal Feature) with full annual step-up rights
The Hartford’s Lifetime Income Builder*	Guaranteed Minimum Lifetime Withdrawal Benefit
The Hartford’s Lifetime Income Builder II*	Guaranteed Minimum Lifetime Withdrawal Benefit with limited annual step-up rights
The Hartford’s Lifetime Income Foundation*	Guaranteed Minimum Lifetime Withdrawal Benefit
* No longer available for sale.
For The Hartford’s Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford’s Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.
Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit by an amount greater than the amount withdrawn as a result of a proportionate reduction.
Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected are identified on your application and Contract. Not every optional feature was available from your Financial Intermediary and may be subject to additional restrictions. For more information, see Section 6, 7 and Appendices B and C.
c. Investment Options (Sections 3, 5(a) & Appendices II & A)
You may invest in:

✓	Funds with different investment strategies, objectives and risk/reward profiles.
✓	In certain circumstances, you were able to invest in a Fixed Accumulation Feature. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

d. Charges and Fees (Sections 2, 5(b), 5(c) & Appendices II & A)
You will pay the following types of fees:

✓	Sales charges (varies by Contract version)
✓	Contract expenses (varies by Contract version)
✓	Optional rider fees (if selected)
✓	Fund expenses
Here are a few suggestions that might make it easier for you to use this prospectus:

✓
We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a “Contract”).

✓
We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

✓
Know what kind of variable annuity you purchased. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your Contract.

✓
 The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix A is designed to compare and contrast different variations of this variable annuity.

f. Commissions for selling this variable annuity (Section 8(f) & Appendix A)
We paid a commission for selling this variable annuity and even though this product is no longer available for new sales, commissions may continue to be paid for past sales. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age.

Surrender Offers
In 2013 and 2014 we made an Enhanced Surrender Value offers (“Offers”) to certain Contract Owners. The Offers provided you the option to fully surrender your Contract in return for an enhanced surrender value. The Offers are no longer available. We may make additional offers in the future that may be similar to the Offers or may be different than the Offers. We will notify you in writing if additional offers are available.
.

2. Synopsis
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering your variable annuity. The first table describes the fees and expenses that you will pay at the time that you buy or Surrender this variable annuity. State premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
$0 - $49,999	0%
$50,000 - $99,999	0%
$100,000 - $249,999	0%
$250,000 - $499,999	0%
$500,000 - $999,999	0%
$1,000,000+	0%
Contingent Deferred Sales Charge* (as a percentage of Premium Payments) First Year	8%
Second Year	8%
Third Year	8%
Fourth Year	8%
Fifth Year	7%
Sixth Year	6%
Seventh Year	5%
Eighth Year	4%
Ninth Year	0%
Surrender Fee (as a percentage of amount Surrendered, if applicable)	None
Exchange Fee	None
*    Each Premium Payment has its own Contingent Deferred Sales Charge schedule.
Contract Owner Periodic Expenses
The next table describes the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own this variable annuity, not including Fund fees and expenses.

	Series II/IIR	Series III
Annual Maintenance Fee (1)	$30	$30
Separate Account Annual Expenses (as a percentage of average daily Account Value)
Mortality and Expense Risk Charge	1.50%	1.50%
Administrative Charge	0.15%	0.20%
Total Separate Account Annual Expenses	1.65%	1.70%
Maximum Optional Charges (as a percentage of average daily Account Value)
The Hartford’s Principal First Preferred Charge (5)	0.20%	0.20%
The Hartford’s Principal First Charge (2)(5)	0.75%	0.75%
MAV/MAV Plus Charge	0.30%	0.30%
Total Separate Account Annual Expenses with optional benefit separate account charges	2.70%	2.75%
Maximum Optional Charges (3) (as a percentage of Benefit Amount or Payment Base(4))
The Hartford’s Lifetime Income Foundation (5)	0.30%	0.30%
The Hartford’s Lifetime Income Builder II Charge (2)(5)	0.75%	0.75%
The Hartford’s Lifetime Income Builder Charge (2)(5)	0.75%	0.75%
The Hartford’s Lifetime Income Builder Selects (2)(3)(5)
Single Life Option Charge	1.50%	1.50%
Joint/Spousal Life Option Charge	1.50%	1.50%

The Hartford’s Lifetime Income Builder Portfolios (2)(3)(5)
Single Life Option Charge	1.50%	1.50%
Joint/Spousal Life Option Charge	1.50%	1.50%

(1)	Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2)
Current rider charges are: The Hartford’s Lifetime Income Builder - 0.75%; The Hartford’s Lifetime Income Builder II - 0.75%; The Hartford’s Principal First - 0.75%; Current charges for The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios (Single and Joint/Spousal Options) are 1.50%.

(3)	Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4)	See “Does the Benefit Amount/Payment Base change under this rider?” in Section 6 for a description of the terms “Benefit Amount” and “Payment Base.”

(5)	You may not own more than one of these optional riders at the same time.
The next item shows the minimum and maximum total fund operating expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Hartford Leaders Plus II/IIR/III	Minimum	Maximum
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Sub-Account assets, including management fees, Rule 12b-1 distribution and/or service fees, and other expenses)	0.32%	1.34%

EXAMPLE
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.
Let’s say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.
The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here’s how much you would pay under each of the three scenarios posed:
Series II/IIR:
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,250
3 years	$2,284
5 years	$3,225
10 years	$5,166
(2) If you annuitize at the end of the applicable time period:

1 year	$337
3 years	$1,375
5 years	$2,409
10 years	$4,983
(3) If you do not Surrender your Contract:

1 year	$520
3 years	$1,557
5 years	$2,592
10 years	$5,166
Series III:
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,250
3 years	$2,284
5 years	$3,225
10 years	$5,166
(2) If you annuitize at the end of the applicable time period:

1 year	$337
3 years	$1,375
5 years	$2,409
10 years	$4,983

(3) If you do not Surrender your Contract:

1 year	$520
3 years	$1,557
5 years	$2,592
10 years	$5,166

Condensed Financial Information
When Premium Payments (and any applicable Payment Enhancements) are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

3. General Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut. Not all Contracts were available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

The General Account
The Fixed Accumulation Feature are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

The Separate Account
We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

•
Are not subject to the liabilities arising out of any other business we may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•	Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

•	May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

•	Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you can buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). You should read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes.

Mixed and Shared Funding — Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	Notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted.

•	Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

•	Arrange for the handling and tallying of proxies received from Contract Owners.

•	Vote all Fund shares attributable to your Contract according to instructions received from you, and

•	Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as “revenue sharing” payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2015, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments

Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds, based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2015, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2015, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

Fixed Accumulation Feature
As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature as of October 4, 2013.
This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the 1933 Act and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the SEC has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures. The Fixed Accumulation Feature is not offered in all Contracts.
Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. The Fixed Accumulation Feature interest rates may vary by State.
Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate rider fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

4. Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. The Contract
a. Purchases and Contract Value
Who could buy this Contract?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity Contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.
Refer to Appendix A for more information about the different forms of contracts we offered.
How was this Contract Purchased?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
We will not accept Premium Payments in the aggregate of $1 million or more unless we provide prior approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your Premium Payment:

•	if total Premium Payments aggregated by social security number or taxpayer identification number equal $1 million or more; and

•	for all applications where the Owner or joint Owner are non-resident aliens.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Description of the Right to Cancel provision you had when you Purchased your Contract
If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
How are Premium Payments applied to your Contract?

If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.
How is the value of your Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.
When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced

•	The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

•
Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.
What other ways can you invest?
You may enroll in the following features (sometimes called a “Program”) for no additional fee. Not all Programs are available with all Contract variations.
InvestEase
This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix F for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

•	Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

•	Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Automatic Income Program
This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.
Other Program considerations

•	You may terminate your enrollment in any Program at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

•	any Fund is liquidated - then your allocations will be directed to any available money market Fund (subject to applicable law).
You may always provide us with updated instructions following any of these events.

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Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

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We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you.

Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

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Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Can you transfer from one Fund to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time. In addition, there may be Investment Restrictions applicable to your Contract in conjunction with certain riders as described in this prospectus.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer”, however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.
Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.
We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.
In certain circumstances, Fund abusive trading policies do not apply or may be limited. For instance:

•	Certain types of financial intermediaries may not be required to provide us with shareholder information.

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“Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

•	A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

•
Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (“Participants”) or enforce the Transfer Rule because we do not keep Participants’ account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers — If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

•
30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of your prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers except for certain programs specified by us; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers — Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be reconfirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney — You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.

b. Charges and Fees
Mortality and Expense Risk Charge
We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk - We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Sales Charges
We offer three contract variations that have a CDSC (these forms of contract are called “Outlook”, “Plus” and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the “Core” version)), one contract version has a front end sales charge (called “Edge”) and one contract version has no sales charge (called “Access”). These types of charges (and any available reductions or waivers) are described in Section 2.
Charges Against the Funds
Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Please see “Synopsis” for a description of charges and fees.

c. Surrenders

What kinds of Surrenders are available?
Before the Annuity Commencement Date:
Full Surrenders - When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs, a prorated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
See the prospectus supplement dated May 1, 2014 for a description of an Enhanced Surrender Value Offer (2014) available for a limited time to certain Contract Owners. The Enhanced Surrender Value Offer made to certain Contract Owners beginning in January 2013 terminated on February 28, 2014.
Partial Surrenders - You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.
There are several restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to Death Benefits and optional benefits.
Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
After the Annuity Commencement Date:
Full Surrenders - You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders - Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
We will deduct any applicable CDSCs.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do you request a Surrender?
See the prospectus supplement dated May 1, 2014 for a description of an Enhanced Surrender Value Offer (2014) for certain Contract Owners.
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.

We do not monitor Surrender requests. Consult your personal tax adviser to determine whether a Surrender is permissible, with or without federal income tax penalty.
More than one Contract issued in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.
Internal Revenue Code section 403(b) annuities - As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½ ). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

d. Annuity Payouts
When you “annuitize” your Contract, you begin the process of converting Accumulation Units in what is known as the “payout phase.” The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
When do your Annuity Payouts begin?
Your Annuity Commencement Date cannot be earlier than:

✓	2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout
✓	Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

✓	Annuitant’s 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant’s 100th birthday); or
✓	10th Contract Year (subject to state variation)
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A Contingent Deferred Sales Charge, if applicable, may be deducted.
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.
Automatic Annuity Payouts - If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.
How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.
Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Fixed Dollar Amount Annuity Payouts - Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.
Variable Dollar Amount Annuity Payouts - Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return (“AIR”).
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.
The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.
You can select one of the following AIRs offered, subject to state variations:

AIR	Annuity Unit Factor	AIR	Annuity Unit Factor	AIR	Annuity Unit Factor
3%	0.999919	5%	0.999866	6%	0.999840

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.
After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.
Combination Annuity Payout - You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

e. Standard Death Benefits
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant, if applicable, dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.
The calculated Death Benefit will remain invested according to the Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
The Premium Security Death Benefit
This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

•	Contract Value; or

•	Total Premium Payments adjusted for partial Surrenders; or

•	The lesser of:

•	Maximum Anniversary Value, or

•	the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).
Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.
The Asset Protection Death Benefit
This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

•	Contract Value; or

•	The lesser of:

•	Premium Payments (adjusted for partial Surrenders), or

•	the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).
If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.
Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.
Maximum Anniversary Value
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or the date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

Adjustments for Surrenders
We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
Additional Information about Death Benefits
We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds.

The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.
The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner’s death.
If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions - The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation - If the Owner dies and the Owner’s Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

6. Optional Death Benefits
a. MAV Plus
Objective
Refund net Premium Payments as well as some percentage of any Contract Value gains.
How does this rider help achieve this goal?
The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.
The MAV Plus Death Benefit is the greatest of:

A.	Contract Value on the date we receive due proof of death.

B.	Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).

C.
Maximum Anniversary Value - The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments: (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

D.	Earnings Protection Benefit - The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.

•	If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.

•
If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.

We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.
We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.
The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:
•the Contract Value on the date this rider was added to your Contract; plus

•	Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus
•any adjustments for partial Surrenders.
If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.
When can you buy this rider?
The MAV Plus rider is closed to new investors (including to existing Owners).
This rider was only available at the time of issue and if you elected it, your choice was irrevocable.
Does electing this rider forfeit your ability to buy other riders?
No.
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.
Does the Benefit Amount/Payment Base change under this rider?
No. This rider is not affected by the Benefit Amount or Payment Base.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No.
Is this rider designed to pay you Death Benefits?
Yes.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No.
What effect do partial or full Surrenders have on your benefits under this rider?
Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.
What happens if you change ownership?
Except as prohibited by state law, we reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not recalculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your contract rights?
Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.
What happens if you annuitize your Contract?
This rider will be terminated and the fee will no longer be assessed.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No.
Can we aggregate contracts?
Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

a.	the aggregate Premium Payments, modified by adjustments for partial Surrenders under applicable contracts and riders; or

b.	the aggregate Contract Value plus $1 million.
Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	This rider is not available in all states or is named differently in those states.

•	If your Contract has no gain, your Beneficiary will receive no additional benefit.

•	A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

•	This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

•	Annuitizing your Contract will extinguish this rider.

7. Optional Withdrawal Benefits
a. The Hartford’s Principal First Preferred
Objective
Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.
When can you buy this rider?
The Hartford’s Principal First Preferred rider is closed to new investors (including to existing Owners).
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. We will continue to deduct The Hartford’s Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

Does the Benefit Amount/Payment Base change under this rider?
Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.
If you elected this rider when you purchased your Contract, we count one year as the time between each Contract Anniversary. If you purchased this rider after you purchased your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.
Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A.
If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B.	If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

(i)	The Contract Value immediately following the partial Surrender; or

(ii)	The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
Please refer to examples 2 - 6 for The Hartford’s Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70½. These withdrawals are called Required Minimum Distributions (“RMD”). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount ot Benefit Payment.
Is this rider designed to pay you a Death Benefit?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions.

You may terminate this rider by submitting The Hartford’s Principal First Preferred Termination Form to our Administrative Office or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.
You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
What happens if you change ownership?
If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
The Benefit Payment will then be reset to 5% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the sole Beneficiary is the deceased Owner’s Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the “PFP Annuity Payout Option”), we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

This option may not be available if the contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us .
Are there restrictions on how you must invest?
Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.
Are there restrictions on the amount of subsequent Premium Payments?
No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	We can revoke this rider if you violate the investment restrictions requirements.

•
The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

•	Benefit Payments can’t be carried forward from one year to the next.

•
Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

•	If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege

b.	The Hartford’s Lifetime Income Foundation
Objective
Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
The Hartford’s Lifetime Income Foundation is closed to new investors (including to existing Owners).
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

•	Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

•
Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.

Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Withdrawal Percent
	Single Life Option	Joint/Spousal Option
60-64	5.0%	4.5%
65-69	5.5%	5.0%
70-74	6.0%	5.5%
75-79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.
Is this rider designed to pay you a Death Benefit?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Please refer to the discussion under “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.
What happens if you change ownership?
Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the

Covered Life change; whereupon the Withdrawal Benefit will be revoked. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change.

If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

Single Life Option Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:
If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.
The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
What happens if you annuitize your Contract?
If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.
If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

•	Single Life Option:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.
If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Effective October 4, 2013, we began enforcing this contractual right for the products described in Appendix D and require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal feature of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the withdrawal feature of the rider is revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.

To the extent permitted by law we may modify, add, delete, or substitute, the asset allocation models, investment pro-grams, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature of the rider is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months and to not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract

Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•	We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

c.	The Hartford’s Lifetime Income Builder II
Objective
Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.
How does this rider help achieve this goal?
This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:

•
Lifetime Withdrawal Benefit. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s 60th birthday, until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the

Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life’s 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
The Hartford’s Lifetime Income Builder II is closed to new investors (including to existing Owners).
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.
The maximum age of any Contract Owner or Annuitant when electing this rider is 75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.
We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers.
Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.
Does the Benefit Amount/Payment Base change under this rider?
Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.

•
Automatic Payment Base increases. Your Payment Base may fluctuate based on annual “automatic Payment Base increases.” You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.

•	Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.
See Examples 7, 8 and 10-14 under The Hartford’s Lifetime Income Builder II.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:

•
If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

•
If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

Attained age of Relevant Covered Life on the Contract Anniversary prior to the first Partial Surrender	Withdrawal Percent
	Single Life Option	Joint/Spousal Option
60-64	5.0%	4.5%
65-69	5.5%	5.0%
70-74	6.0%	5.5%
75-79	6.5%	6.0%
80+	7.0%	6.5%
Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.
See Examples 1-6 and 11-14 under The Hartford’s Lifetime Income Builder II.
Is this rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Revocation of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Benefit is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to this rider’s Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders during an Eligible Withdrawal Year are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled “Can your Spouse continue your Withdrawal Benefit” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
See Examples 9 and 10 under The Hartford’s Lifetime Income Builder II.
Does this rider replace the standard Death Benefit?
Yes.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Benefit at any time subject to state availability and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Benefit under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section)).  Additionally, we may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If the Lifetime Withdrawal Benefit is revoked:

•	it cannot be re-elected;

•	you will not receive any Lifetime Withdrawal Payments;

•
we will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Benefit was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	you will no longer be subject to this rider’s Investment Restrictions; and

•	you become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
On the date the Lifetime Withdrawal Benefit is revoked, a prorated share of the rider charge will be assessed.  After that, the rider charge will no longer be assessed. If you elected the Single Life Option, and the Lifetime Withdrawal Benefit is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.
A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Benefit include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Benefit payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Benefit (keep in mind that you have been paying fees for the Lifetime Withdrawal Benefit since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Benefit (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal Benefit is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Benefit will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Benefit.
Please see “Can your Spouse continue your Withdrawal Benefit?” and “Are there restrictions on how you must invest?” for more information.
What effect do partial or full Surrenders have on your benefits under this rider?
Please refer to “Does the Benefit Amount/Payment Base change under this rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.
See Examples 7, 8 and 10-14 under The Hartford’s Lifetime Income Builder II.
What happens if you change ownership?
Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.
You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change.

If the rider is no longer available for sale, the maximum age limitation of the rider is 76.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

Single Life Option Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?

•	Single Life Option:
If a Covered Life dies and the Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum

Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

•	The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.
The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.
If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.
See Example 17 under The Hartford’s Lifetime Income Builder II.
What happens if you annuitize your Contract?
If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.
If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain is limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal feature of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocation do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the withdrawal feature of your rider is revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law, we may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature of the rider is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. This restriction is not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
See Examples 9 and 10 under The Hartford’s Lifetime Income Builder II.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.
Other information

•	This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

•
The determination of the “Relevant” Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

•
When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	This rider may not be suitable if a Covered Life is under attained age 60.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

•
The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

d. The Hartford’s Principal First
Objective
Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called “election dates” in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any election request prior to an election date. You may not post-date your election.

•
If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

When can you buy this rider?
The Hartford’s Principal First rider is closed to new investors (including to existing Owners).
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.
We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.
We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.
Does the Benefit Amount/Payment Base change under this rider?
Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.
Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.
You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.
If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A.
If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial

B.	If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

(i)	The Contract Value immediately following the partial Surrender; or

(ii)	The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
Please refer to examples 2 - 7 for The Hartford’s Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
Is this rider designed to pay you Death Benefits?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
What happens if you change ownership?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment. The Benefit Payment will then be reset to 7% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the “PF Annuity Payout Option”), we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.
This option may not be available if the contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us .
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.
Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

•
Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

•
Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

•
Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

•	Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

•	When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

•
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

•
The 2009 change to the Internal Revenue Code pertaining to Required Minimum Distributions do not change the calculation of your eligible withdrawal amount under the rider if you are enrolled in the Automatic Income Program.

8. Miscellaneous

a. Definitions
Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: The Hartford - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First, The Hartford’s Principal First Preferred and The Hartford’s Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford’s Principal First or The Hartford’s Lifetime Income Builder have been elected.
Benefit Payment: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford’s Principal First, The Hartford’s Principal First Preferred or The Hartford’s Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Covered Life: The governing life or lives used for determining the Lifetime Withdrawal Feature (which may also be referred to as "Lifetime Withdrawal Benefit") under The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Eligible Withdrawal Year: As used in The Hartford’s Lifetime Income Foundation and The Hartford’s Lifetime Income Builder II, any Contract Year following the Relevant Covered Life’s 60th birthday.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offered contain a Fixed Accumulation Feature. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
Fund: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a “Sub-Account”.
General Account: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Lifetime Benefit Payment: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects or The Hartford’s Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford’s Lifetime Income Foundation and The Hartford’s Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios) are excluded from this definition.
Lifetime Income Eligibility Date: Under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59½, at which point Lifetime Benefit Payments can begin.
Lifetime Withdrawal Feature: Under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, a series of Lifetime Benefit Payments in each Contract Year following the Lifetime Income Eligibility Date.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Maximum Contract Value: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.
Minimum Contract Value: Subject to state variations, the Minimum Contract Value we establish from time to time.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
1933 Act: The Securities Act of 1933, as amended.
1934 Act: The Securities Exchange Act of 1934, as amended.

1940 Act: The Investment Company Act of 1940, as amended.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Payment Base: The amount used to determine the Lifetime Benefit Payments for The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects or The Hartford’s Lifetime Income Builder Portfolios has been elected. In The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford’s Lifetime Income Foundation or The Hartford’s Lifetime Income Builder II.
Payment Enhancement: An amount we credit to your Contract Value at the time a Premium Payment is made for “Plus” Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.
Premium Payment: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Relevant Covered Life: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, “attained age” means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your “Sub-Account”.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Threshold: For the purposes of The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford’s Lifetime Income Foundation and The Hartford’s Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/Spousal Election) of the Payment Base.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
We, us or our: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.
Withdrawal Percent: The multiplier used in calculating Lifetime Benefit Payments under The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios.
You: The Owner including any joint Owner(s). We do not capitalize “you” or “your” in this prospectus.

b. State Variations
The following section describes modifications to this prospectus due to specific requirements under state insurance laws. There may be additional variations described in your contract (including riders). Unless otherwise noted, variations apply to all forms of Contracts we issue in that particular state. References to certain state’s variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.
Alabama - Core : We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider). Outlook : We will accept subsequent Premium Payments only during the first three Contract Years (if Contract contains the Fixed Account Rider).
California - Core, Access, Edge, Plus, Outlook : Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market fund sub-account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market fund sub-account unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a money market fund sub-account to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. The assignment restrictions on the living benefits and Death Benefits do not apply.
Connecticut - Core: If you elect the Hartford’s Lifetime Income Builder Selects rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. Access,Edge, Plus, Outlook: If you elect the rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliated to you equal or exceed $100,000. Core, Access, Edge, Outlook, Plus : There are no investment restrictions for The Hartford's Principal First Preferred, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. For Connecticut residents that elect The Hartford’s Principal First Preferred, The Hartford’s Lifetime Income Builder, The Hartford’s Lifetime Income Builder II or The Hartford’s Lifetime Income Foundation, the contract aggregation provisions do not apply. Plus : The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9. The assignment restrictions on the living benefits and Death Benefits do not apply.
Florida - Core, Access, Plus, Outlook : The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.
Illinois - Core, Access, Edge, Florida : The Fixed Accumulation Feature is not available if you elected The Hartford’s Lifetime Income Builder Selects, The Hartford’s Lifetime Income Builder Portfolios, The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation.
Massachusetts - Core : We will accept subsequent Premium Payments only until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later. The Fixed Accumulation Feature investment restrictions do not apply to investors. Outlook : We will accept subsequent Premium Payments only until the Annuitant’s 66th birthday or the sixth Contract Anniversary, whichever is later. Core, Plus, Outlook : The Nursing Home Waiver is not available.
Minnesota - Core, Access, Edge, Plus, Outlook : MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.
New Jersey - Core, Access, Edge, Plus, Outlook : The investment restrictions and the contract aggregation provisions for The Hartford’s Lifetime Income Builder, The Hartford’s Lifetime Income Builder II and The Hartford’s Lifetime Income Foundation are not applicable. The Fixed Accumulation Feature is not available. The only AIRs available are 3% and 5%. Core, Plus,

Outlook : The Nursing Home Waiver is not available. Edge : The Letter of Intent to Submit Anticipated Premium Endorsement is not available.
New York - Core, Plus : The Fixed Accumulation Feature is not available if you elect The Hartford’s Lifetime Income Builder, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder Selects or the Hartford’s Lifetime Income Builder Portfolios. The Nursing Home Waiver is not available. Core, Access, Edge, Plus : We will not recalculate the Hartford’s Principal First Preferred of the Hartford’s Principal First Benefit Amounts if you change ownership or assign your contract to someone other than your spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. The rider charge for the Hartford’s Lifetime Income Builder, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder Selects, and the Hartford’s Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead. The only AIRs available are 3% and 5%. Edge : The Letter of Intent to Submit Anticipated Premium Endorsement is not available. Core, Access, Edge, Plus, Outlook: There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Selects and The Hartford's Lifetime Income Foundation. The assignment restrictions on the living benefits and Death Benefits do not apply.
Ohio - Core, Edge, Plus, Outlook : The Fixed Accumulation Feature is not available.
Oklahoma - Core, Access, Edge, Plus, Outlook : The only AIRs available are 3% and 5%.
Oregon - Core, Plus : We will accept subsequent Premium Payments during the first three Contract Years. Outlook : We will accept subsequent Premium Payments during the first six Contract Years. Core, Access, Edge, Plus, Outlook : There are no investment restrictions for The Hartford's Lifetime Income Builder. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.
Pennsylvania - Core, Plus, Outlook : The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option. Plus : The Contingent Deferred Sales Charge is 8%, 8%, 8%, 7%, 6%, 5%, 4%, 3%, 0% for years 1-9.
South Carolina - Edge : The Letter of Intent to Submit Anticipated Premium Endorsement is not available.
Texas - Edge : The Letter of Intent to Submit Anticipated Premium Endorsement is not available.
Washington - Core, Access, Edge, Plus, Outlook : MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The rider charge for The Hartford’s Lifetime Income Builder, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder Selects, and The Hartford’s Lifetime Income Builder Portfolios is only deducted from the Sub-Accounts. Core, Edge, Plus, Outlook : The Fixed Accumulation is not available if you elected The Hartford’s Lifetime Income Builder, The Hartford’s Lifetime Income Builder II, The Hartford’s Lifetime Income Foundation, The Hartford’s Lifetime Income Builder Selects, and The Hartford’s Lifetime Income Builder Portfolios. Edge : The Letter of Intent to Submit Anticipated Premium Endorsement is not available.

c. Financial Statements
You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

d. More Information
Ownership Changes - Except as prohibited by state law, we reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Assignment - A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.
Speculative Investing - Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification - We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
Medicaid Benefits - Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient’s estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient’s surviving Spouse).
Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.
Certain asset and/or trust transfers (or a “spend down” of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.
Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.
This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

e. Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.

f. How Contracts Were Sold

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2014. Contracts were be sold by individuals were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).
Core and Edge Contracts may have been sold directly to the following individuals free of any commission (“Employee Gross-Up” on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner Support. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support services.

Additional Payment Type	What it’s used for
Access	Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowances	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support for such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2015, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Invesacorp, Inc., JJB Hilliard Lyons, Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Securities America, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2015, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2015, Additional Payments did not in the aggregate exceed approximately $17.9 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $28,792 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate

APP TAX-2

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date

APP TAX-3

assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation,

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the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

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3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

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•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

APP TAX-7

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations

APP TAX-8

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

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a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the

APP TAX-10

SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.

APP TAX-11

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter $18,000 for 2016. The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for

APP TAX-12

determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is

APP TAX-13

made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

APP TAX-14

Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a

APP TAX-15

beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP I-1

Appendix I — Examples
Table of Contents

Page
Premium Security Death Benefit	APP I-2
Asset Protection Death Benefit	APP I-4
The Hartford’s Principal First	APP I-6
The Hartford’s Principal First Preferred	APP I-8
The Hartford’s Lifetime Income Builder	APP I-9
The Hartford’s Lifetime Income Foundation	APP I-12
The Hartford’s Lifetime Income Builder II	APP I-16
The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios	APP I-21
MAV Plus	APP I-32

APP I-2

Premium Security Death Benefit
Example 1
Assume that:

•	You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.
Calculation of Premium Security Death Benefit
To calculate the Premium Security Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$117,403],

•	Total Premium Payments adjusted for any partial Surrenders [$100,000 − $8,000 = $92,000]

•
The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% × $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

Example 2
Assume that:

•	You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we receive proof of Death, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).
Calculation of Premium Security Death Benefit
To calculate the Premium Security Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$120,000],

•	Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

•
The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

APP I-3

Adjustment for Partial Surrender for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 − $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

Asset Protection Death Benefit
Example 1
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we receive proof of Death, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $106,000.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$117,403],

•
The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 − $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% × $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

•
The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% × $106,000 = $143,903]; the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we receive proof of Death, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$120,000],

•
The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

•
The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-5

Example 3
Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then we recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we receive proof of Death [$120,000],

•
The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% × $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

•
The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

The Hartford’s Principal First
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

APP I-7

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP I-8

The Hartford’s Principal First Preferred
Example 1: Assume you select The Hartford’s Principal First Preferred when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

•	Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-9

The Hartford’s Lifetime Income Builder
For all examples Your Guaranteed Minimum Death Benefit is the greater of the Benefit Amount and the Contract Value on the date of due proof of death.
Example 1: Assume you select The Hartford’s Lifetime Income Builder when you purchase your Contract, you are younger than age 60, and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

•
Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner’s 60th birthday.

Example 2: Assume the same facts as Example 1. Also assume that you make no additional premium payments and take no withdrawals during the first Contract Year and that the Contract Value on your first anniversary is $105,000.

•
At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

•	($105,000 / $100,000) − 1 = .05 = 5%.

•	Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

•	Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

•	The annual charge for The Hartford’s Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

•	$105,000 × .0075 = $787.50, this amount is deducted from the Contract Value.
Example 3: Assume the same facts as Example 1. Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.

•	Your initial Benefit Amount is $100,000.

•	Your Benefit Payment is $5,000.

•	After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

•	There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

•
At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

•	($99,000/$100,000) - 1 = -.01 subject to the minimum of 0%

•	Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

•
Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

•	The annual charge for The Hartford’s Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

•	$99,000 × .0075 = $742.50, this amount is deducted from the Contract Value.
Example 4: Assume the same facts as Example 3. Assume that an additional premium payment of $20,000 is made in Contract Year 2 and that, just prior to the payment, the Contract Value was $96,000.

•	At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

•	Your Benefit Payment is $5,000.

•	Your Benefit Amount after the premium payment is $119,000.

•	Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.
Example 5: Assume the same facts as Example 4. Assume that at the on the following anniversary (the end of Contract Year 2) the Contract Value is $118,000 and that no withdrawals were taken in Contract Year 2.

•	After premium payment, your Benefit Amount is $119,000.

APP I-10

•	Your Benefit Payment is $5,950.

•
At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

•	($118,000 / $120,000) − 1 = −.01667 subject to a minimum of 0%

•	Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

•	Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

•	The annual charge for The Hartford’s Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

•	$119,000 × .0075 = $892.50, this amount is deducted from the Contract Value.
Example 6: Assume the same facts as Example 5. Assume that in the third Contract Year, a $35,000 partial Surrender is taken. The partial Surrender includes a Contingent Deferred Sales Charge. The withdrawal lowered the Contract Value from $115,000 to $80,000.

•	At the beginning of Contract Year 3, your initial Benefit Amount is $119,000.

•	Your Benefit Payment is $5,950.

•	Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

•	(i) the Contract Value immediately following the partial withdrawal: $80,000.

•	(ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 − $35,000 =$84,000.

•	Your new Benefit Amount is $80,000.

•	Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.
Example 7: Assume that on the Contract Anniversary immediately following the Older Owner’s 60th birthday, the Contract Value is $200,000.

•	Your Benefit Amount after the automatic increase calculation is $200,000.

•	Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

•	The annual charge for The Hartford’s Lifetime Income Builder is 75 bps of the Benefit Amount after the automatic increase calculation.

•	$200,000 × .0075 = $1500, this amount is deducted from the Contract Value.
Example 8: Assume the owner withdraws $9,000 when, just prior to the partial Surrender, the Benefit Payment is$10,000; the Lifetime Benefit Payment is $7,000; the Benefit Amount $80,000 and the Contract Value is $85,000.

•	Your Benefit Amount is $80,000 before the partial Surrender.

•	Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

•	There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

•
Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater than the annual Lifetime Benefit Payment.

Example 9: Assume the owner withdraws $12,000 when, just prior to the partial Surrender, the Benefit Payment is$10,000; the Lifetime Benefit Payment is $7,000; the Benefit Amount $80,000 and the Contract Value is $85,000.

•	Your Benefit Payment is $80,000 before the partial Surrender.

•	Your Benefit Amount after the partial Surrender is $68,000.

•
It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

•	Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

APP I-11

•
Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

Example 10:  Assume the same facts as Example 1.  Also assume that you take a $5,000 partial Surrender in the first, second and third Contract Years and that the Contract Value on your third Anniversary is $80,000.  Assume that an additional Premium Payment of $6,000 is made on the third Anniversary.

•	Your initial Benefit Amount was $100,000 prior to the partial Surrenders.

•	After partial Surrenders of $5,000 in each of the first three policy years, your Benefit Amount is $85,000.

•	The Benefit Amount after the additional Premium Payment is $91,000 = $85,000 + $6,000.

•	Your Benefit Payment will be reset upon the additional Premium Payment to $4,550 = 5% * $91,000. The Benefit Payment is now lower after the subsequent Premium Payment was made.

APP I-12

The Hartford’s Lifetime Income Foundation
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value on the most recent Contract Anniversary is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value on the most recent Contract Anniversary and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

•	Your Contract Value after the withdrawal is $99,000.

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value on the most recent Contract Anniversary is $106,500.

APP I-13

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value on the most recent Contract Anniversary and your Payment Base.

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for The Hartford’s Lifetime Income Foundation is 0.30% of the Payment Base.

•	$99,000 × 0.30% = $297, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for The Hartford’s Lifetime Income Foundation is 0.30% of the Payment Base.

•	$99,000 × 0.30% = $297, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

APP I-14

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,950, which is 5% of the greater the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Payment or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,355, which is 4.5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 11: Assume the older Covered Life is 74 (Single Life). Assume the Owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

APP I-15

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.
After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 5.5%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975.
After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-16

The Hartford’s Lifetime Income Builder II
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 5%, which is based on your age.

•	Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 4: Assume the same contract issue facts as Example 3, however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000.

•
Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $6,000.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $300.

•	Your Contract Value after the withdrawal is $99,000.

•	Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Withdrawal Percent is 4.5%, which is based on your age.

•	Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
Example 6: Assume the same contract issue facts as Example 5, however your first partial Surrender at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the year is $106,500.

APP I-17

•
Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

•	You take a partial Surrender of $5,500.

•	Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

•	Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

•	Your Contract Value after the withdrawal is $101,000.

•	Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $5,000.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) − 1 = −.05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for The Hartford’s Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 8: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value on your first anniversary is $95,000.
Prior to the Surrender:

•	Your initial Payment Base is $100,000.

•	Your Threshold is $4,500.

•	Your Guaranteed Minimum Death Benefit is $100,000.
After the Surrender:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($95,000/$100,000) − 1 = −.05 subject to the minimum of 0%.

•	Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

APP I-18

•	Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

•	Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

•	The annual charge for The Hartford’s Lifetime Income Builder II is 0.75% of the Payment Base after the automatic increase calculation.

•	$99,000 × 0.75% = $742.50, this amount is deducted from the Contract Value.

•	Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 9: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,950.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,950, which is 5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 10: Assume the same facts as Example 8 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, just prior to the payment, the Contract Value was $96,000.
Prior to the Premium Payment:

•	At the beginning of Contract Year 2, your initial Payment Base is $99,000.

•	Your Threshold amount is $4,455.

•	Your Guaranteed Minimum Death Benefit is $99,000.
After the Premium Payment:

•	Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

•
Your Threshold amount is $5,355, which is 4.5% of the the sum of your Contract Value on the most recent Contract Anniversary plus any subsequent Premium Payments or your Payment Base immediately following the Premium Payment.

•	Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.
Example 11: Assume the older Covered Life is 74 (Single Life). Assume the owner makes the first partial Surrender under the Contract of $3,300 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 6% multiplied by the greater of the Payment Base or Contract Value, or $3,300.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

APP I-19

•	Your Withdrawal Percent is 6% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 12: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $3,025 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000; the Lifetime Benefit Payment is 5.5% multiplied by the greater of Payment Base or Contract Value, or $3,025.
After the partial Surrender:

•	Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

•	Your Withdrawal Percent is 5.5% for the duration of your Contract.

•	Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.
Example 13: Assume the same facts as Example 11 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Prior to the partial Surrender:

•	Your Payment Base is $50,000.

•	Your Withdrawal Percent was previously locked in at 6%.

•	Your remaining Lifetime Benefit Payment for this Contract Year is $0.

•	Your Guaranteed Minimum Death Benefit is $46,700.
After the partial Surrender:

•
Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

•
Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 14: Assume the same facts as Example 12 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Prior to the partial Surrender:
•Your Payment Base is $50,000.
•Your Withdrawal Percent was previously locked in at 5.5%.
•Your remaining Lifetime Benefit Payment for this Contract Year is $0.
•Your Guaranteed Minimum Death Benefit is $46,975.
After the partial Surrender:

•
Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

•	Your Lifetime Benefit Payment remaining for the Contract Year is $0.

APP I-20

•
Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 − (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

Example 15: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract Anniversary. Your Contract Value on the Contract Anniversary is $110,000.
Prior to the Contract Anniversary:

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $5,000, which is 5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($110,000/$100,000) − 1 = .10 subject to the maximum of 10%.

•	Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.
Example 16: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract Anniversary. Your Contract Value on the anniversary is $105,000.
Prior to the Contract Anniversary:

•	Your Payment Base is $100,000, which is your initial Premium Payment.

•	Your Threshold is $4,500, which is 4.5% of your Payment Base.

•	Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

•	Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.
After the Contract Anniversary:

•
At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

•	($105,000/$100,000) − 1 = .05 subject to the maximum of 10%.

•	Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

•	Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

•	Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.
Example 17: Spousal Contract Continuation
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:
Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)
WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse’s attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

APP I-21

Lifetime Benefit Payment = $9,000 (WP × greater of Payment Base or Contract Value on date of continuation)
Death Benefit = $150,000 (Contract Value on date of continuation)
Maximum Contract Value (LIB II Only) = $150,000 (Contract Value on date of continuation)

The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios
Example 1: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is less than age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Threshold	$5,000	$5,000
	Ÿ 5% of your Payment Base	Ÿ 5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Example 2: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is less than age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Threshold	$4,500	$4,500
	Ÿ 4.5% of your Payment Base	Ÿ 4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Example 3: Assume you select Single Life Option when you purchase your Contract, the older Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Withdrawal Percent	5%	5%
	Ÿ Based on your age	Ÿ Based on your age
Lifetime Benefit Payment	$5,000	$5,000
	Ÿ 5% of your Payment Base	Ÿ 5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Example 4: Assume the same contract issue facts as Example 3 (Single Life), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 6% based on your age. Your Contract Value at the beginning of the year is $105,000. Your Contract Value upon attaining age 70 is $105,500.

APP I-22

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Lifetime Benefit Payment	$6,330	$6,300
	Ÿ Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	Ÿ Withdrawal Percent multiplied by your Payment Base
You take a partial Surrender of $6,000, values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment	$330	$300
	Ÿ Remaining for Contract Year	Ÿ Remaining for Contract Year
Contract Value after the withdrawal	$99,000	$99,000
Guaranteed Minimum Death Benefit	$94,000	$94,000
	Ÿ Prior Death Benefit reduced by the withdrawal	Ÿ Prior Death Benefit reduced by the withdrawal
Example 5: Assume you select Joint/Spousal Option when you purchase your Contract, the younger Covered Life is age 60, and your initial Premium Payment is $100,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Withdrawal Percent	4.5%	4.5%
	Ÿ Based on your age	Ÿ Based on your age
Lifetime Benefit Payment	$4,500	$4,500
	Ÿ 4.5% of your Payment Base	Ÿ 4.5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment

(1)
The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.

Example 6: Assume the same contract issue facts as Example 5 (Joint/Spousal), however your first partial Surrender is taken at age 70. Your Withdrawal Percent is 5.5% based on your age. Your Contract Value at the beginning of the Contract Year is $110,000. Your Contract Value upon attaining age 70 is $111,000.

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Lifetime Benefit Payment	$6,105	$6,050
	Ÿ Withdrawal Percent multiplied by the greater of your Payment Base or Contract Value upon attaining age 70	Ÿ Withdrawal Percent multiplied by your Payment Base
You take a partial Surrender of $6,000, values after the partial Surrender:

APP I-23

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000	$110,000
Withdrawal Percent	5.5% (1)	5.5%(1)
Lifetime Benefit Payment	$105	$50
	Ÿ Remaining for Contract Year	Ÿ Remaining for Contract Year
Contract Value after the withdrawal	$105,000	$105,000
Guaranteed Minimum Death Benefit	$94,000	$94,000
	Ÿ Prior Death Benefit reduced by withdrawal	Ÿ Prior Death Benefit reduced by the withdrawal
Example 7: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Ÿ Prior Payment Base reduced by withdrawal	Ÿ Prior Payment Base reduced by withdrawal
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000	$4,000
	Ÿ Remaining for the Contract Year	Ÿ Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Ÿ Prior Death Benefit reduced by the withdrawal	Ÿ Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Ÿ The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1	Ÿ Greater of the Contract Value prior to the rider charge being taken, or
	• Resulting in 4%, subject to minimum of 0%, No change to the Payment Base	Ÿ Your current Payment Base
Threshold	$4,950	$4,950
	Ÿ 5% of your Payment Base	Ÿ 5% of your Payment Base
Rider Charge	$841.50	$1,138.50
	Ÿ Rider charge of 0.85% multiplied by your current Payment Base	Ÿ Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Ÿ No change due to anniversary processing	Ÿ No change due to anniversary processing

APP I-24

Example 8: Assume the same facts as example 1 (Single Life). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $105,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$5,000	$5,000
Guaranteed Minimum Death Benefit	$100,000	$100,000
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Ÿ Prior Payment Base reduced by withdrawal	Ÿ Prior Payment Base reduced by withdrawal
Withdrawal Percent	5%(1)	5%(1)
Threshold	$4,000	$4,000
	Ÿ Remaining for the Contract Year	Ÿ Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Ÿ Prior Death Benefit reduced by the withdrawal	Ÿ Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
	Ÿ The ratio is the Contract Value ($105,000) divided by your current Payment Base ($99,000), less 1	Ÿ Greater of the Contract Value prior to the rider charge being taken, or
	Ÿ Resulting in 6%, subject to minimum of 0% and maximum of 10%	Ÿ Your current Payment Base
Threshold	$5,250	$5,250
	Ÿ 5% of your Payment Base	Ÿ 5% of your Payment Base
Rider Charge	$892.50	$1,207.50
	Ÿ Rider charge of 0.85% multiplied by your current Payment Base	Ÿ Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Ÿ No change due to anniversary processing	Ÿ No change due to anniversary processing
Example 9: Assume the same facts as example 2 (Joint/Spousal). Also assume that you take a $1,000 partial Surrender in the first Contract Year and that the Contract Value prior to the rider charge being deducted on your first anniversary is $95,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Threshold	$4,500	$4,500
Guaranteed Minimum Death Benefit	$100,000	$100,000

APP I-25

Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Ÿ Prior Payment Base reduced by withdrawal	Ÿ Prior Payment Base reduced by withdrawal
Withdrawal Percent	4.5%(1)	4.5%(1)
Threshold	$3,500	$3,500
	Ÿ Remaining for the Contract Year	Ÿ Remaining for the Contract Year
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Ÿ Prior Death Benefit reduced by the withdrawal	Ÿ Prior Death Benefit reduced by the withdrawal
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
	Ÿ The ratio is the Contract Value ($95,000) divided by your current Payment Base ($99,000), less 1	Ÿ Greater of the Contract Value prior to the rider charge being taken, or
	• Resulting in 4%, subject to minimum of 0%, No change to the Payment Base	Ÿ Your current Payment Base
Threshold	$4,455	$4,455
	Ÿ 4.5% of your Payment Base	Ÿ 4.5% of your Payment Base
Rider Charge	$841.50	$1,138.50
	Ÿ Rider charge of 0.85% multiplied by your current Payment Base	Ÿ Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$99,000	$99,000
	Ÿ No change due to anniversary processing	Ÿ No change due to anniversary processing
Example 10: Assume the same facts as Example 7 (Single Life). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, the Contract Value after the payment is $121,000.
Values prior to the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,950	$4,950
Guaranteed Minimum Death Benefit	$99,000	$99,000
Values after the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$119,000	$119,000
	Ÿ Prior Payment Base increased by the Premium Payment	Ÿ Prior Payment Base increased by the Premium Payment
Threshold	$6,050	$5,950
	Ÿ Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	Ÿ Withdrawal Percent multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$119,000	$119,000
	Ÿ Prior Death Benefit increased by the Premium Payment	Ÿ Prior Death Benefit increased by the Premium Payment

APP I-26

Example 11: Assume the same facts as Example 9 (Joint/Spousal). Assume that an additional Premium Payment of $20,000 is made in Contract Year 2, the Contract Value after the payment is $125,000.
Values prior to the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$99,000	$99,000
Threshold	$4,455	$4,455
Guaranteed Minimum Death Benefit	$99,000	$99,000
Values after the Premium Payment:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$119,000	$119,000
	Ÿ Prior Payment Base increased by the Premium Payment	Ÿ Prior Payment Base increased by the Premium Payment
Threshold	$5,625	$5,355
	Ÿ Withdrawal Percent multiplied by the greater of your current Payment Base or Contract Value	Ÿ Withdrawal Percent multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$119,000	$119,000
	Ÿ Prior Death Benefit increased by the Premium Payment	Ÿ Prior Death Benefit increased by the Premium Payment
Example 12: Assume the older Covered Life is 74 (Single Life). Assume the owner makes the first partial Surrender under the Contract of $3,000 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 6%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Ÿ Partial Surrender did not exceed the Lifetime Benefit Payment	Ÿ Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%(1)	6%(1)
Lifetime Benefit Payment	$300	$0
	Ÿ Remaining Lifetime Benefit Payment for the Contract Year	Ÿ Remaining Lifetime Benefit Payment for the Contract Year
	Ÿ Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Ÿ Available Lifetime Benefit Payment was 6% multiplied by the Payment Base on the Contract Anniversary
	Ÿ Available Lifetime Benefit Payment was $3,300	Ÿ Available Lifetime Benefit Payment was $3,000
Guaranteed Minimum Death Benefit	$47,000	$47,000
	Ÿ Prior Death Benefit reduced by the partial Surrender	Ÿ Prior Death Benefit reduced by the partial Surrender
Example 13: Assume the younger Covered Life is 74 (Joint/Spousal). Assume the owner makes the first partial Surrender under the Contract of $2,750 when, just prior to the partial Surrender, the Payment Base is $50,000; the Contract Value (on Anniversary) is $55,000; the Withdrawal Percent is 5.5%; the Guaranteed Minimum Death Benefit is $50,000.
Values after the partial Surrender:

APP I-27

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Ÿ Partial Surrender did not exceed the Lifetime Benefit Payment	Ÿ Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	5.5%(1)	5.5%(1)
Lifetime Benefit Payment	$275	$0
	Ÿ Remaining Lifetime Benefit Payment for the Contract Year	Ÿ Remaining Lifetime Benefit Payment for the Contract Year
	Ÿ Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Ÿ Available Lifetime Benefit Payment was 5.5% multiplied by the Payment Base on the Contract Anniversary
	Ÿ Available Lifetime Benefit Payment was $3,025	Ÿ Available Lifetime Benefit Payment was $2,750
Guaranteed Minimum Death Benefit	$47,250	$47,250
	Ÿ Prior Death Benefit reduced by the partial Surrender	Ÿ Prior Death Benefit reduced by the partial Surrender
Example 14: Assume the same facts as Example 12 (Single Life). Assume that a second partial Surrender is taken in the same Contract Year for $1,000; the Contract Value prior to the partial Surrender is $52,000; the Contract Value after the partial Surrender is $51,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
	Ÿ Partial Surrender did not exceed the Lifetime Benefit Payment	Ÿ Partial Surrender did not exceed the Lifetime Benefit Payment
Withdrawal Percent	6%	6%
Lifetime Benefit Payment	$300	$0
	Ÿ Remaining Lifetime Benefit Payment for the Contract Year	Ÿ Remaining Lifetime Benefit Payment for the Contract Year
	Ÿ Available Lifetime Benefit Payment was 6% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Ÿ Available Lifetime Benefit Payment was 6% multiplied by the Payment Base on the Contract Anniversary
	Ÿ Available Lifetime Benefit Payment was $3,300	Ÿ Available Lifetime Benefit Payment was $3,000
Guaranteed Minimum Death Benefit	$47,000	$47,000
	Ÿ Prior Death Benefit reduced by the partial Surrender	Ÿ Prior Death Benefit reduced by the partial Surrender
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$49,323	$49,038
	Ÿ Proportional reduction: 1-($700/($52,000-$300)	Ÿ Proportional reduction: 1-($1000/$52,000)
Lifetime Benefit Payment	$0	$0
	Ÿ Remaining Lifetime Benefit Payment for the Contract Year	Ÿ Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$46,068	$46,096
	Ÿ Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	Ÿ Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above

APP I-28

Example 15: Assume the same facts as Example 13 (Joint/Spousal). Assume that a second partial Surrender is taken in the same Contract Year for $2,000; the Contract Value prior to the partial Surrender is $49,000; the Contract Value after the partial Surrender is $47,000.
Values prior to the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$50,000	$50,000
Withdrawal Percent	5.5%	5.5%
Lifetime Benefit Payment	$275	$0
	Ÿ Remaining Lifetime Benefit Payment for the Contract Year	Ÿ Remaining Lifetime Benefit Payment for the Contract Year
	Ÿ Available Lifetime Benefit Payment was 5.5% multiplied by the greater of the Payment Base or Contract Value on the Contract Anniversary	Ÿ Available Lifetime Benefit Payment was 5.5% multiplied by the Payment Base on the Contract Anniversary
	Ÿ Available Lifetime Benefit Payment was $3,025	Ÿ Available Lifetime Benefit Payment was $2,750
Guaranteed Minimum Death Benefit	$47,250	$47,250
Values after the partial Surrender:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$48,230	$47,959
	Ÿ Proportional reduction: 1−($1,725/($49,000−$275)	Ÿ Proportional reduction: 1−($2,000/$49,000)
Lifetime Benefit Payment	$0	$0
	Ÿ Remaining Lifetime Benefit Payment for the Contract Year	Ÿ Remaining Lifetime Benefit Payment for the Contract Year
Guaranteed Minimum Death Benefit	$45,312	$45,321
	Ÿ Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above	Ÿ Prior Death Benefit reduced by partial surrender NOT exceeding the Lifetime Benefit Payment. Then, proportional reduction multiplied by the result of the above
Example 16: Assume the same facts as Example 1 (Single Life). Now assume you have reached your first Contract Anniversary. Your Contract Value on the Contract Anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Threshold	$5,000	$5,000
	Ÿ 5% of your Payment Base	Ÿ 5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Values after the anniversary processing:

APP I-29

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000	$115,000
	Ÿ The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1	Ÿ Greater of the Contract Value prior to the rider charge being taken, or
	Ÿ Resulting in 15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Ÿ Your current Payment Base
Threshold	$5,500	$5,750
	Ÿ 5% of your Payment Base	Ÿ 5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ No change due to anniversary processing	Ÿ No change due to anniversary processing
Example 17: Assume the same facts as Example 2 (Joint/Spousal). Now assume you have reached your first Contract Anniversary. Your Contract Value on the anniversary is $115,000.
Values prior to the Contract Anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Threshold	$4,500	$4,500
	Ÿ 4.5% of your Payment Base	Ÿ 4.5% of your Payment Base
Lifetime Benefit Payment	N/A	N/A
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ Equal to your initial Premium Payment	Ÿ Equal to your initial Premium Payment
Values after the Contract Anniversary:

Payment Base	$110,000	$115,000
	Ÿ The ratio is the Contract Value ($115,000) divided by your current Payment Base ($100,000), less 1	Ÿ Greater of the Contract Value prior to the rider charge being taken, or
	Ÿ Resulting in 15%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Ÿ Your current Payment Base
Threshold	$4,950	$5,175
	Ÿ 4.5% of your Payment Base	Ÿ 4.5% of your Payment Base
Guaranteed Minimum Death Benefit	$100,000	$100,000
	Ÿ No change due to anniversary processing	Ÿ No change due to anniversary processing
Example 18: Spousal Contract Continuation(Single Life)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.
Values upon Spousal Continuation:

APP I-30

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$150,000	$150,000
	Ÿ Equal to the Contract Value on date of continuation	Ÿ Equal to Contract Value on date of continuation
Withdrawal Percentage	6%	6%
	Ÿ Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation	Ÿ Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation
Lifetime Benefit Payment	$9,000	$9,000
	Ÿ Withdrawal Percent multiplied by the Payment Base on date of continuation	Ÿ Withdrawal Percent multiplied by the Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000	$150,000
	Ÿ Equal to Contract Value on date of continuation	Ÿ Equal to Contract Value on date of continuation
Example 19: Spousal Contract Continuation (Joint/Spousal)
On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.
Values upon Spousal Contract Continuation:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$150,000	$150,000
	Ÿ Greater of Contract Value or Payment Base on date of continuation	Ÿ Greater of Contract Value or Payment Base on date of continuation
Withdrawal Percentage	5.5%	5.5%
	Ÿ Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation	Ÿ Withdrawal Percent is set using the oldest Covered Life’s age on the effective date of continuation
Lifetime Benefit Payment	$8,250	$8,250
	Ÿ Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on date of continuation	Ÿ Withdrawal Percent multiplied by Payment Base on date of continuation
Guaranteed Minimum Death Benefit	$150,000	$150,000
	Ÿ Equal to Contract Value on date of continuation	Ÿ Equal to Contract Value on date of continuation
Example 20: Withdrawal Percent Increase; Assume the same contract issue facts as Example 4 (Single Life). Your Withdrawal Percent is 6%, which was based on your age (70) at the time of first withdrawal. Your Lifetime Benefit Payment prior to the contract anniversary is $6,300. You are now age 75 and your anniversary is being processed. Your Contract Value on anniversary is $117,000.
Values prior to the Anniversary:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$105,000	$105,000
Withdrawal Percent	6%	6%
Lifetime Benefit Payment	$6,300	$6,300
Guaranteed Minimum Death Benefit	$94,000	$94,000
Values after the anniversary processing:

APP I-31

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$115,500	$117,000
	Ÿ The ratio is the Contract Value ($117,000) divided by your current Payment Base ($105,000), less 1	Ÿ Greater of the Contract Value prior to the rider charge being taken, or
	Ÿ Resulting in 11%, capped at 10%. Subject to minimum of 0% and maximum of 10%	Ÿ Your current Payment Base
Withdrawal Percent	6.5%	6.5%
	Ÿ Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased	Ÿ Due to the automatic increase and client reaching a new age band, the Withdrawal Percent has increased
Lifetime Benefit Payment	$7,507.50	$7,605
Rider Charge	$977.50	$1,345.50
	Ÿ Rider charge of 0.85% multiplied by your current Payment Base	Ÿ Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$94,000	$94,000
	Ÿ No change due to anniversary processing	Ÿ No change due to anniversary processing
Example 21
Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,000 (within rider limit)
New Contract Value = $1,000

•	Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit

•	Contract Value is transferred to approved investment program

•	We will no longer accept subsequent Premium Payments

•	We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account

•	The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced

•	We will waive the Annual Maintenance Fee and rider fee

•	Benefit Increases will no longer be applied
NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.
Example 22
Assume the following Contract values:
Contract Value = $3,000
Lifetime Benefit Payment = $2,000
Client takes a partial Surrender of $2,800 (exceeds rider limit)
New Contract Value = $200

•	Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit

•	Contract is fully liquidated
Example 23: Automatic Payment Base Increase to Relevant Covered Life Attained age 90. Assume that you select a Single Life option. Your Withdrawal Percentage is 7.5%, which is based on your age (85) at the time of your first withdrawal. Your Lifetime Benefit Payment prior to contract anniversary is $7,500. You are now age 90 and your anniversary is being processed. Your Contract Value on your anniversary is $120,000.
Values prior to anniversary:

APP I-32

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$100,000	$100,000
Withdrawal Percentage	7.5%	7.5%
Lifetime Benefit Payment	$7,500	$7,500
Guaranteed Minimum Death Benefit	$92,500	$92,500
Values after the anniversary processing:

Feature	The Hartford’s Lifetime Income Builder Selects	The Hartford’s Lifetime Income Builder Portfolios
Payment Base	$110,000	$120,000
	The ratio is the Contract Value ($120,000) divided by current Payment Base ($100,00), less 1 results in 20%, capped at 10%	Greater of the Contract Value prior to the rider charge being taken, or Your Payment Base
Withdrawal Percentage	8%	8%
	Due to the automatic increase and client reaching a new age band, the Withdrawal Percentage has increased	Due to the automatic increase and client reaching a new age band, the Withdrawal Percentage has increased
Lifetime Benefit Payment	$8,800	$9,600
Rider Charge	$935	$1,380.50
	Rider charge of 0.85% multiplied by your current Payment Base	Rider charge of 1.15% multiplied by your current Payment Base
Guaranteed Minimum Death Benefit	$92,500	$92,500
	No change due to anniversary processing	No change due to anniversary processing
Example 24: Deferral Illustration. Assume that on your birthday in September 2008 you are 60. You purchase the Contract in November 2008 and select The Hartford’s Lifetime Income Builder Portfolios with the Single Life option. Assume no growth in Contract Value.

Feature	No partial Surrenders in first 5 years of the rider	Partial Surrender in second year of the rider
Withdrawal Percentage at issue	5%	5%
Payment Base at issue	$100,000	$100,000
Lifetime Benefit Payment at issue	$5,000	$5,000
Withdrawal Percentage on birthday in September 2013 when Relevant Covered Life is age 65	Increased to 5.5%	Remains at 5%
Payment Base on birthday	$100,000	$100,000
	No change due to birthday	No change due to birthday
Lifetime Benefit Payment on birthday	Increased to $5,500	Remains at $5,000
Anniversary in November 2013 - Contract Value is less than current Payment Base, so there is no change to the Payment Base	$100,000	$100,000
Withdrawal Percentage	5.5%	5%
Lifetime Benefit Payment	$5,500	$5,000
MAV Plus
Example 1
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

APP I-33

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we receive proof of Death, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $106,000,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 − $100,000 − $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$117,403],

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrenders [$0], So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
MAV Plus Death Benefit Amount is $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)
Adjusted Total Premium Payment Amount is $92,000. (See Example 1 under MAV Plus/EPB Death Benefit for details of calculation.)
MAV Plus Death Benefit
In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.
Example 2
Assume that:

•	You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

•	On the day we receive proof of Death, your Contract Value was $120,000,

APP I-34

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.
Adjustment for Partial Surrenders
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•
We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 − $100,000 − $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.
Calculation of Contract gain
We would calculate the Contract gain as follows:

•	Contract Value on the day we receive proof of Death [$120,000],

•	Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

•	Add any adjustments for partial Surrenders [$10,000], So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000),
Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

APP I-35

Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 − $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Death Benefit with Earnings Protection Benefit
In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

APP II-1

Appendix II - Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.

APP II-2

Hartford Life Insurance Company
Series II/IIR

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202	$11.705
Accumulation Unit Value at end of period	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202
Number of Accumulation Units outstanding at end of period (in thousands)	637	724	953	1,180	1,527	1,715	1,909	2,218	2,717	2,743
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$10.275	$—	$—	$—
Accumulation Unit Value at end of period	$18.459	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	38	48	63	79	38	1	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201	$1.040
Accumulation Unit Value at end of period	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201
Number of Accumulation Units outstanding at end of period (in thousands)	3,110	3,688	4,564	5,334	7,376	9,486	10,780	12,482	15,599	16,259
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$10.357	$—	$—	$—
Accumulation Unit Value at end of period	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	10	19	19	16	2	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769	$13.084
Accumulation Unit Value at end of period	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769
Number of Accumulation Units outstanding at end of period (in thousands)	617	738	959	1,166	1,373	1,644	1,967	1,901	2,156	2,165
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$10.350	$—	$—	$—
Accumulation Unit Value at end of period	$11.859	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	30	33	49	59	50	6	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199	$10.025
Accumulation Unit Value at end of period	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199
Number of Accumulation Units outstanding at end of period (in thousands)	106	145	205	291	362	390	430	397	225	8
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$10.254	$—	$—	$—
Accumulation Unit Value at end of period	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$—	$—	$—

APP II-3

Number of Accumulation Units outstanding at end of period (in thousands)	15	16	23	18	28	21	—	—	—	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897	$9.988
Accumulation Unit Value at end of period	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897
Number of Accumulation Units outstanding at end of period (in thousands)	204	245	305	364	462	522	566	543	587	128
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$10.553	$—	$—	$—
Accumulation Unit Value at end of period	$19.490	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	6	—	5	6	4	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585	$13.157
Accumulation Unit Value at end of period	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585
Number of Accumulation Units outstanding at end of period (in thousands)	151	185	220	301	388	496	600	673	778	822
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$9.573	$—	$—	$—
Accumulation Unit Value at end of period	$22.040	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	6	4	3	2	—	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843	$17.081
Accumulation Unit Value at end of period	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843
Number of Accumulation Units outstanding at end of period (in thousands)	94	113	132	184	222	277	301	326	406	460
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$9.850	$—	$—	$—
Accumulation Unit Value at end of period	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	10	3	6	6	1	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181	$13.080
Accumulation Unit Value at end of period	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181
Number of Accumulation Units outstanding at end of period (in thousands)	1,227	1,552	1,942	2,509	3,124	3,760	4,365	4,925	5,517	5,731
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$9.446	$—	$—	$—
Accumulation Unit Value at end of period	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	53	61	74	90	73	16	—	—	—

APP II-4

American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750	$12.134
Accumulation Unit Value at end of period	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750
Number of Accumulation Units outstanding at end of period (in thousands)	1,195	1,498	1,910	2,513	3,189	3,772	4,420	5,153	5,872	6,112
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$9.281	$—	$—	$—
Accumulation Unit Value at end of period	$21.481	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	41	42	46	49	40	6	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137	$13.788
Accumulation Unit Value at end of period	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137
Number of Accumulation Units outstanding at end of period (in thousands)	335	393	498	739	906	1,041	1,188	1,432	1,686	1,740
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$9.374	$—	$—	$—
Accumulation Unit Value at end of period	$15.668	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	13	26	29	24	4	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665	$16.611
Accumulation Unit Value at end of period	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665
Number of Accumulation Units outstanding at end of period (in thousands)	58	80	99	147	186	220	237	236	288	256
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$10.484	$—	$—	$—
Accumulation Unit Value at end of period	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	21	25	30	21	4	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818	$10.454
Accumulation Unit Value at end of period	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818
Number of Accumulation Units outstanding at end of period (in thousands)	40	45	48	61	75	83	83	77	148	80
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$10.035	$—	$—	$—
Accumulation Unit Value at end of period	$20.325	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564	$13.382

APP II-5

Accumulation Unit Value at end of period	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564
Number of Accumulation Units outstanding at end of period (in thousands)	917	1,262	1,649	2,048	2,433	2,701	3,032	3,312	3,803	2,930
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$10.691	$—	$—	$—
Accumulation Unit Value at end of period	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	50	57	58	81	57	8	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893	$10.902
Accumulation Unit Value at end of period	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893
Number of Accumulation Units outstanding at end of period (in thousands)	93	102	137	169	210	239	318	375	401	361
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$10.148	$—	$—	$—
Accumulation Unit Value at end of period	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	2	2	11	10	8	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915	$16.453
Accumulation Unit Value at end of period	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915
Number of Accumulation Units outstanding at end of period (in thousands)	100	121	141	189	245	269	289	327	450	373
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$10.147	$—	$—	$—
Accumulation Unit Value at end of period	$16.581	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	18	23	26	37	30	—	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191	$14.763
Accumulation Unit Value at end of period	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191
Number of Accumulation Units outstanding at end of period (in thousands)	449	542	679	853	1,083	1,287	1,534	1,747	2,139	2,076
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$10.325	$—	$—	$—
Accumulation Unit Value at end of period	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	28	30	29	23	15	3	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457	$13.417
Accumulation Unit Value at end of period	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457
Number of Accumulation Units outstanding at end of period (in thousands)	413	553	737	898	1,045	1,144	1,175	1,316	1,588	1,250

APP II-6

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$10.399	$—	$—	$—
Accumulation Unit Value at end of period	$19.648	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	15	17	14	18	10	4	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$9.250	$—
Accumulation Unit Value at end of period	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	53	72	53	81	75	47	58	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$10.629	$—	$—	$—
Accumulation Unit Value at end of period	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	4	4	3	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305	$12.445
Accumulation Unit Value at end of period	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305
Number of Accumulation Units outstanding at end of period (in thousands)	117	162	208	254	343	455	549	614	687	707
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$10.051	$—	$—	$—
Accumulation Unit Value at end of period	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	6	11	11	8	2	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277	$14.314
Accumulation Unit Value at end of period	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277
Number of Accumulation Units outstanding at end of period (in thousands)	274	370	462	611	722	814	995	903	1,005	867
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$10.490	$—	$—	$—
Accumulation Unit Value at end of period	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	45	54	76	96	56	10	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110	$1.077
Accumulation Unit Value at end of period	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	3,216	3,912	7,147	11,972	17,209	15,611	20,264	35,725	17,644	10,746
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—	$—	$—
Accumulation Unit Value at end of period	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—	$—	$—

APP II-7

Number of Accumulation Units outstanding at end of period (in thousands)	9	2	21	15	75	68	84	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.135	$14.189	$10.293	$9.201	$10.723	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.632	$15.135	$14.189	$10.293	$9.201	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	68	75	89	130	67	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.544	$13.779	$10.101	$9.125	$10.709	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.865	$14.544	$13.779	$10.101	$9.125	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	12	9	12	6	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798	$10.277
Accumulation Unit Value at end of period	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798
Number of Accumulation Units outstanding at end of period (in thousands)	152	173	229	283	351	408	495	535	620	692
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$10.173	$—	$—	$—
Accumulation Unit Value at end of period	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	5	4	4	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100	$1.080
Accumulation Unit Value at end of period	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	5,103	6,643	8,608	11,878	13,856	16,097	18,664	22,349	17,344	13,911
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$10.139	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	46	54	77	90	53	88	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068	$1.639
Accumulation Unit Value at end of period	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068
Number of Accumulation Units outstanding at end of period (in thousands)	580	752	974	1,119	1,284	1,550	1,778	1,980	1,938	675
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$10.644	$—	$—	$—
Accumulation Unit Value at end of period	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	1	2	6	6	4	—	—	—

APP II-8

Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635	$1.495
Accumulation Unit Value at end of period	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635
Number of Accumulation Units outstanding at end of period (in thousands)	828	960	1,214	1,514	1,901	2,439	2,977	3,499	3,875	4,010
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$10.245	$—	$—	$—
Accumulation Unit Value at end of period	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	7	8	13	13	8	2	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	11	19	8	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.705	$13.033	$9.772	$9.998	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.501	$13.705	$13.033	$9.772	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	546	600	189	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.583	$9.844	$9.967	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.329	$9.583	$9.844	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	10	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256	$12.341
Accumulation Unit Value at end of period	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	58	77	90	117	144	169	168	187	150	90
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$10.453	$—	$—	$—
Accumulation Unit Value at end of period	$20.279	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	6	10	8	—	—	—	—

APP II-9

Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490	$1.338
Accumulation Unit Value at end of period	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	619	718	969	1,185	1,518	1,938	2,494	2,932	3,631	3,965
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$10.294	$—	$—	$—
Accumulation Unit Value at end of period	$19.740	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	2	1	—	—	—
MFS Core Equity Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.549	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.168	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.532	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.071	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412	$12.595
Accumulation Unit Value at end of period	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	24	24	34	34	42	53	54	56
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$10.585	$—	$—	$—
Accumulation Unit Value at end of period	$20.070	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	—	—	—	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423	$7.936
Accumulation Unit Value at end of period	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	85	113	127	99	121	143	182	167	209	325
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$10.097	$—	$—	$—
Accumulation Unit Value at end of period	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	4	4	—	—	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.602	$10.484	$10.142	$—	$—	$—	$—	$—	$—	$—

APP II-10

Accumulation Unit Value at end of period	$9.988	$10.602	$10.484	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	179	235	289	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.435	$10.427	$10.127	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.728	$10.435	$10.427	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	14	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698	$8.726
Accumulation Unit Value at end of period	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698
Number of Accumulation Units outstanding at end of period (in thousands)	172	227	333	470	627	725	877	1,008	1,110	991
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$10.218	$—	$—	$—
Accumulation Unit Value at end of period	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	6	8	6	1	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.132	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.373	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.035	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998	$5.946
Accumulation Unit Value at end of period	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998
Number of Accumulation Units outstanding at end of period (in thousands)	137	154	180	236	272	335	341	374	426	506
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$10.192	$—	$—	$—
Accumulation Unit Value at end of period	$26.640	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	5	3	3	2	—	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778	$12.372
Accumulation Unit Value at end of period	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778
Number of Accumulation Units outstanding at end of period (in thousands)	75	100	143	197	262	324	388	484	526	472

APP II-11

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$11.004	$—	$—	$—
Accumulation Unit Value at end of period	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	5	6	4	—	—	—	—
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.510	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.538	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.493	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.447	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508	$10.590
Accumulation Unit Value at end of period	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	21	32	38	21	25	24	19	13	19	10
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$10.228	$—	$—	$—
Accumulation Unit Value at end of period	$21.976	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251	$10.016
Accumulation Unit Value at end of period	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251
Number of Accumulation Units outstanding at end of period (in thousands)	241	337	402	332	400	371	369	231	177	76
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$10.283	$—	$—	$—
Accumulation Unit Value at end of period	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	2	6	9	7	7	1	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183	$12.886
Accumulation Unit Value at end of period	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183
Number of Accumulation Units outstanding at end of period (in thousands)	498	632	846	1,106	1,336	1,541	1,773	2,097	2,467	2,222
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$10.295	$—	$—	$—
Accumulation Unit Value at end of period	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$—	$—	$—

APP II-12

Number of Accumulation Units outstanding at end of period (in thousands)	22	24	31	24	26	17	6	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262	$14.522
Accumulation Unit Value at end of period	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262
Number of Accumulation Units outstanding at end of period (in thousands)	77	103	142	175	222	239	226	240	223	137
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$10.378	$—	$—	$—
Accumulation Unit Value at end of period	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	5	4	3	1	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203	$15.992
Accumulation Unit Value at end of period	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203
Number of Accumulation Units outstanding at end of period (in thousands)	54	64	96	123	132	144	181	143	216	198
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$10.400	$—	$—	$—
Accumulation Unit Value at end of period	$12.360	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	4	5	4	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656	$11.432
Accumulation Unit Value at end of period	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656
Number of Accumulation Units outstanding at end of period (in thousands)	282	320	398	543	659	726	891	1,049	1,192	1,167
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$10.700	$—	$—	$—
Accumulation Unit Value at end of period	$14.207	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	15	25	24	16	3	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680	$13.087
Accumulation Unit Value at end of period	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680
Number of Accumulation Units outstanding at end of period (in thousands)	288	348	427	539	683	822	1,027	1,194	1,528	1,620
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$10.622	$—	$—	$—
Accumulation Unit Value at end of period	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	28	22	26	15	—	—	—	—

APP II-13

Series III

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Accumulation Unit Value at end of period	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486
Number of Accumulation Units outstanding at end of period (in thousands)	1,071	1,214	1,490	2,146	2,584	3,158	3,797	4,344	4,917	4,853
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$10.275	$—	$—	$—
Accumulation Unit Value at end of period	$18.394	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	30	23	23	17	1	—	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Accumulation Unit Value at end of period	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198
Number of Accumulation Units outstanding at end of period (in thousands)	6,609	8,427	9,426	13,086	15,827	19,867	22,219	25,515	28,692	32,115
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$10.357	$—	$—	$—
Accumulation Unit Value at end of period	$20.642	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	26	28	17	14	9	8	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Accumulation Unit Value at end of period	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	1,474	1,866	2,399	2,160	2,536	3,247	3,467	3,440	3,471	2,849
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$10.349	$—	$—	$—
Accumulation Unit Value at end of period	$11.817	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	25	18	39	38	30	2	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025
Accumulation Unit Value at end of period	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198
Number of Accumulation Units outstanding at end of period (in thousands)	395	457	536	755	967	1,131	1,193	1,032	300	14
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$10.698	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	12	7	8	25	7	1	—	—	—

APP II-14

American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$9.988
Accumulation Unit Value at end of period	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893
Number of Accumulation Units outstanding at end of period (in thousands)	624	706	870	1,333	1,758	2,202	2,372	2,477	2,033	657
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$10.552	$—	$—	$—
Accumulation Unit Value at end of period	$19.421	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	12	12	—	—	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Accumulation Unit Value at end of period	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126
Number of Accumulation Units outstanding at end of period (in thousands)	431	486	573	823	968	1,158	1,568	1,461	1,640	1,283
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$9.572	$—	$—	$—
Accumulation Unit Value at end of period	$21.962	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	12	7	6	2	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Accumulation Unit Value at end of period	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426
Number of Accumulation Units outstanding at end of period (in thousands)	288	342	423	448	557	801	935	936	1,128	878
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$9.849	$—	$—	$—
Accumulation Unit Value at end of period	$21.639	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	8	6	5	2	—	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Accumulation Unit Value at end of period	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884
Number of Accumulation Units outstanding at end of period (in thousands)	3,187	3,880	5,007	7,005	8,902	11,826	13,714	14,724	15,115	13,065
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$9.445	$—	$—	$—
Accumulation Unit Value at end of period	$23.987	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	90	76	95	59	46	28	9	—	—	—

APP II-15

American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Accumulation Unit Value at end of period	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928
Number of Accumulation Units outstanding at end of period (in thousands)	2,083	2,556	3,284	4,680	5,874	7,413	8,699	9,818	9,920	9,055
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$9.280	$—	$—	$—
Accumulation Unit Value at end of period	$21.405	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	52	66	34	28	11	5	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Accumulation Unit Value at end of period	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330
Number of Accumulation Units outstanding at end of period (in thousands)	844	1,001	1,243	1,497	1,819	2,259	2,607	2,972	3,116	2,588
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$9.373	$—	$—	$—
Accumulation Unit Value at end of period	$15.613	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	26	21	12	5	—	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Accumulation Unit Value at end of period	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464
Number of Accumulation Units outstanding at end of period (in thousands)	200	257	306	393	507	699	716	754	755	551
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$10.483	$—	$—	$—
Accumulation Unit Value at end of period	$15.371	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	17	14	6	1	1	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Accumulation Unit Value at end of period	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808
Number of Accumulation Units outstanding at end of period (in thousands)	92	118	148	198	231	309	341	323	284	174
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$10.035	$—	$—	$—
Accumulation Unit Value at end of period	$20.253	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	4	1	1	1	1	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357

APP II-16

Accumulation Unit Value at end of period	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	2,472	3,034	3,644	5,168	6,377	8,173	9,604	10,448	11,435	8,315
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$10.690	$—	$—	$—
Accumulation Unit Value at end of period	$17.216	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	83	82	58	52	33	5	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Accumulation Unit Value at end of period	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865
Number of Accumulation Units outstanding at end of period (in thousands)	190	263	291	390	508	692	812	901	996	826
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$10.148	$—	$—	$—
Accumulation Unit Value at end of period	$20.494	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	5	3	2	2	—	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Accumulation Unit Value at end of period	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879
Number of Accumulation Units outstanding at end of period (in thousands)	445	525	673	900	1,084	1,349	1,477	1,570	1,673	1,008
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$10.147	$—	$—	$—
Accumulation Unit Value at end of period	$16.522	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	20	21	8	9	7	1	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Accumulation Unit Value at end of period	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495
Number of Accumulation Units outstanding at end of period (in thousands)	1,347	1,610	2,040	2,716	3,354	4,424	5,344	6,010	6,775	5,344
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$10.324	$—	$—	$—
Accumulation Unit Value at end of period	$17.626	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	52	40	21	16	12	5	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Accumulation Unit Value at end of period	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429
Number of Accumulation Units outstanding at end of period (in thousands)	1,100	1,336	1,678	2,107	2,505	2,989	3,241	3,550	3,700	2,461

APP II-17

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$10.398	$—	$—	$—
Accumulation Unit Value at end of period	$19.579	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	58	46	46	22	19	8	—	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—
Accumulation Unit Value at end of period	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—
Number of Accumulation Units outstanding at end of period (in thousands)	117	136	155	127	155	178	123	99	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$10.628	$—	$—	$—
Accumulation Unit Value at end of period	$20.992	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	2	1	1	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Accumulation Unit Value at end of period	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718
Number of Accumulation Units outstanding at end of period (in thousands)	601	718	888	1,030	1,290	1,653	2,014	2,069	2,126	1,907
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$10.051	$—	$—	$—
Accumulation Unit Value at end of period	$23.164	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	29	32	14	11	7	4	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Accumulation Unit Value at end of period	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676
Number of Accumulation Units outstanding at end of period (in thousands)	701	858	1,041	1,468	1,617	2,028	2,191	2,029	1,979	1,532
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$10.489	$—	$—	$—
Accumulation Unit Value at end of period	$14.376	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	38	39	24	33	11	2	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Accumulation Unit Value at end of period	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	7,107	9,089	12,718	24,333	33,496	34,177	46,249	74,042	40,328	11,347
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—	$—	$—
Accumulation Unit Value at end of period	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—	$—	$—

APP II-18

Number of Accumulation Units outstanding at end of period (in thousands)	21	22	13	16	29	5	5	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.106	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.595	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	143	165	207	301	187	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.517	$13.760	$10.092	$9.121	$10.708	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.830	$14.517	$13.760	$10.092	$9.121	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	13	11	7	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Accumulation Unit Value at end of period	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787
Number of Accumulation Units outstanding at end of period (in thousands)	265	321	414	542	648	818	957	999	1,159	1,208
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$10.173	$—	$—	$—
Accumulation Unit Value at end of period	$17.681	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	18	2	2	2	—	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Accumulation Unit Value at end of period	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	10,623	14,326	16,290	23,717	25,297	31,810	35,898	46,447	35,318	22,144
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$10.103	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	27	26	9	2	1	—	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Accumulation Unit Value at end of period	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062
Number of Accumulation Units outstanding at end of period (in thousands)	2,693	3,141	3,649	4,072	5,107	5,865	6,600	7,402	5,913	4,739
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$10.644	$—	$—	$—
Accumulation Unit Value at end of period	$16.838	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	9	9	1	1	1	—	—	—	—

APP II-19

Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Accumulation Unit Value at end of period	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631
Number of Accumulation Units outstanding at end of period (in thousands)	2,117	2,484	2,910	3,942	4,985	6,201	7,387	8,366	9,718	9,619
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$10.245	$—	$—	$—
Accumulation Unit Value at end of period	$16.842	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	8	6	4	—	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	37	25	9	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.686	$13.021	$9.768	$9.997	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.475	$13.686	$13.021	$9.768	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	367	445	204	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.576	$9.841	$9.966	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.317	$9.576	$9.841	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	7	—	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Accumulation Unit Value at end of period	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233
Number of Accumulation Units outstanding at end of period (in thousands)	155	176	218	275	395	425	470	474	329	154
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$10.452	$—	$—	$—
Accumulation Unit Value at end of period	$20.207	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	11	5	4	2	—	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335

APP II-20

Accumulation Unit Value at end of period	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	1,145	1,375	2,047	2,796	3,331	4,421	6,168	6,589	7,750	8,599
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$10.293	$—	$—	$—
Accumulation Unit Value at end of period	$19.670	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	1	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Accumulation Unit Value at end of period	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958
Number of Accumulation Units outstanding at end of period (in thousands)	36	43	53	65	94	89	53	93	69	75
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$10.584	$—	$—	$—
Accumulation Unit Value at end of period	$19.999	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Accumulation Unit Value at end of period	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611
Number of Accumulation Units outstanding at end of period (in thousands)	422	482	629	282	298	377	359	344	300	255
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$10.096	$—	$—	$—
Accumulation Unit Value at end of period	$24.815	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	13	—	—	—	—	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.593	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.976	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	437	526	628	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.427	$10.425	$10.127	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.716	$10.427	$10.425	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	14	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Accumulation Unit Value at end of period	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	538	640	812	1,177	1,512	1,888	2,162	2,289	2,182	1,599

APP II-21

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$10.218	$—	$—	$—
Accumulation Unit Value at end of period	$20.352	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	19	19	3	2	2	—	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.127	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.372	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.030	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Accumulation Unit Value at end of period	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465
Number of Accumulation Units outstanding at end of period (in thousands)	236	273	362	433	517	666	764	783	734	787
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$10.192	$—	$—	$—
Accumulation Unit Value at end of period	$26.546	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	—	—	—	—	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Accumulation Unit Value at end of period	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114
Number of Accumulation Units outstanding at end of period (in thousands)	295	354	455	650	814	977	1,240	1,404	1,504	1,206
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$11.003	$—	$—	$—
Accumulation Unit Value at end of period	$28.286	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	8	3	2	2	—	—	—	—
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.509	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.534	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.492	$—	$—	$—	$—	$—	$—	$—	$—	$—

APP II-22

Accumulation Unit Value at end of period	$9.442	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Accumulation Unit Value at end of period	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498
Number of Accumulation Units outstanding at end of period (in thousands)	36	46	55	54	83	120	120	49	52	32
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$10.227	$—	$—	$—
Accumulation Unit Value at end of period	$21.898	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	—	—	—	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Accumulation Unit Value at end of period	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	1,047	1,236	1,677	780	773	921	914	719	475	156
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$10.282	$—	$—	$—
Accumulation Unit Value at end of period	$12.671	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	7	5	2	15	2	—	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Accumulation Unit Value at end of period	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429
Number of Accumulation Units outstanding at end of period (in thousands)	1,135	1,371	1,702	2,482	3,066	3,786	4,324	4,731	5,143	4,234
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$10.294	$—	$—	$—
Accumulation Unit Value at end of period	$16.054	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	36	21	16	3	—	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Accumulation Unit Value at end of period	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230
Number of Accumulation Units outstanding at end of period (in thousands)	314	366	471	584	658	800	870	927	776	474
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$10.378	$—	$—	$—
Accumulation Unit Value at end of period	$20.244	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	26	25	5	4	2	—	—	—	—

APP II-23

Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Accumulation Unit Value at end of period	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326
Number of Accumulation Units outstanding at end of period (in thousands)	106	131	165	241	296	376	414	404	436	304
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$10.399	$—	$—	$—
Accumulation Unit Value at end of period	$12.316	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	8	12	14	8	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Accumulation Unit Value at end of period	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081
Number of Accumulation Units outstanding at end of period (in thousands)	629	721	870	1,051	1,310	1,625	1,877	2,174	2,381	2,146
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$10.700	$—	$—	$—
Accumulation Unit Value at end of period	$14.157	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	17	21	19	10	7	—	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Accumulation Unit Value at end of period	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486
Number of Accumulation Units outstanding at end of period (in thousands)	915	1,121	1,364	1,931	2,394	3,127	3,809	4,386	5,011	3,865
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$10.621	$—	$—	$—
Accumulation Unit Value at end of period	$16.517	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	45	32	10	11	10	6	—	—	—
(a) Inception date March 26, 2015.

APP II-24

Hartford Life and Annuity Insurance Company
Series II/IIR

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202	$11.705
Accumulation Unit Value at end of period	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202
Number of Accumulation Units outstanding at end of period (in thousands)	1,586	1,958	2,602	3,513	4,342	5,094	6,277	8,084	10,207	11,265
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$10.275	$—	$—	$—
Accumulation Unit Value at end of period	$18.459	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	80	82	66	59	51	24	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201	$1.040
Accumulation Unit Value at end of period	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201
Number of Accumulation Units outstanding at end of period (in thousands)	10,144	12,558	15,646	22,755	28,197	36,043	44,860	58,150	68,553	74,980
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$10.357	$—	$—	$—
Accumulation Unit Value at end of period	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	70	50	36	55	23	6	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769	$13.084
Accumulation Unit Value at end of period	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,326	2,899	2,950	3,643	4,262	5,099	5,307	5,860	6,010
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$10.350	$—	$—	$—
Accumulation Unit Value at end of period	$11.859	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	92	65	97	97	76	47	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199	$10.025
Accumulation Unit Value at end of period	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199
Number of Accumulation Units outstanding at end of period (in thousands)	274	394	506	967	1,143	1,085	1,163	1,235	292	71
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$10.254	$—	$—	$—
Accumulation Unit Value at end of period	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$—	$—	$—

APP II-25

Number of Accumulation Units outstanding at end of period (in thousands)	10	16	22	11	16	14	4	—	—	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897	$9.988
Accumulation Unit Value at end of period	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897
Number of Accumulation Units outstanding at end of period (in thousands)	489	601	775	1,199	1,453	1,852	2,389	2,431	2,020	815
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$10.553	$—	$—	$—
Accumulation Unit Value at end of period	$19.490	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	6	7	2	6	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585	$13.157
Accumulation Unit Value at end of period	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585
Number of Accumulation Units outstanding at end of period (in thousands)	499	561	718	1,094	1,396	1,736	2,126	2,597	3,052	3,235
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$9.573	$—	$—	$—
Accumulation Unit Value at end of period	$22.040	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	10	12	17	15	3	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843	$17.081
Accumulation Unit Value at end of period	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843
Number of Accumulation Units outstanding at end of period (in thousands)	273	317	381	461	625	821	953	1,099	1,517	1,547
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$9.850	$—	$—	$—
Accumulation Unit Value at end of period	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	18	12	11	14	7	3	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181	$13.080
Accumulation Unit Value at end of period	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181
Number of Accumulation Units outstanding at end of period (in thousands)	3,116	3,699	4,818	6,518	8,075	9,796	11,953	14,679	17,290	18,524
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$9.446	$—	$—	$—
Accumulation Unit Value at end of period	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	195	204	161	180	139	39	—	—	—

APP II-26

American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750	$12.134
Accumulation Unit Value at end of period	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750
Number of Accumulation Units outstanding at end of period (in thousands)	3,226	3,855	5,069	6,921	8,406	10,086	11,936	14,761	17,696	19,476
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$9.281	$—	$—	$—
Accumulation Unit Value at end of period	$21.481	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	207	229	186	165	105	33	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137	$13.788
Accumulation Unit Value at end of period	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137
Number of Accumulation Units outstanding at end of period (in thousands)	803	943	1,207	1,535	1,886	2,313	2,747	3,513	4,174	4,450
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$9.374	$—	$—	$—
Accumulation Unit Value at end of period	$15.668	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	53	46	60	63	32	22	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665	$16.611
Accumulation Unit Value at end of period	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665
Number of Accumulation Units outstanding at end of period (in thousands)	202	234	295	466	609	851	937	977	1,124	1,137
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$10.484	$—	$—	$—
Accumulation Unit Value at end of period	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	50	37	48	53	22	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818	$10.454
Accumulation Unit Value at end of period	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	36	52	71	75	94	88	149	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$10.035	$—	$—	$—
Accumulation Unit Value at end of period	$20.325	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	2	1	—	—	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564	$13.382

APP II-27

Accumulation Unit Value at end of period	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564
Number of Accumulation Units outstanding at end of period (in thousands)	1,238	1,623	2,113	3,231	4,039	4,762	5,520	6,439	7,494	6,794
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$10.691	$—	$—	$—
Accumulation Unit Value at end of period	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	72	70	57	66	57	8	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893	$10.902
Accumulation Unit Value at end of period	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893
Number of Accumulation Units outstanding at end of period (in thousands)	209	237	279	354	466	554	640	754	868	914
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$10.148	$—	$—	$—
Accumulation Unit Value at end of period	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	15	17	19	12	5	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915	$16.453
Accumulation Unit Value at end of period	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915
Number of Accumulation Units outstanding at end of period (in thousands)	272	359	434	628	738	929	1,091	1,173	1,481	1,299
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$10.147	$—	$—	$—
Accumulation Unit Value at end of period	$16.581	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	37	43	53	58	30	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191	$14.763
Accumulation Unit Value at end of period	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191
Number of Accumulation Units outstanding at end of period (in thousands)	1,011	1,217	1,552	2,008	2,472	2,946	3,568	4,577	6,057	6,545
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$10.325	$—	$—	$—
Accumulation Unit Value at end of period	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	47	46	61	56	33	10	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457	$13.417
Accumulation Unit Value at end of period	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457
Number of Accumulation Units outstanding at end of period (in thousands)	781	985	1,250	1,654	1,902	2,162	2,300	2,701	3,017	2,775

APP II-28

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$10.399	$—	$—	$—
Accumulation Unit Value at end of period	$19.648	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	43	50	39	46	34	13	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$9.250	$—
Accumulation Unit Value at end of period	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	111	160	136	184	232	176	179	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$10.629	$—	$—	$—
Accumulation Unit Value at end of period	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	7	8	4	27	8	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305	$12.445
Accumulation Unit Value at end of period	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305
Number of Accumulation Units outstanding at end of period (in thousands)	344	423	545	646	796	989	1,151	1,419	1,713	1,889
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$10.051	$—	$—	$—
Accumulation Unit Value at end of period	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	35	25	35	22	4	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277	$14.314
Accumulation Unit Value at end of period	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277
Number of Accumulation Units outstanding at end of period (in thousands)	620	824	1,033	1,432	1,656	1,911	2,089	2,178	2,433	2,382
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$10.490	$—	$—	$—
Accumulation Unit Value at end of period	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	56	54	63	37	6	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110	$1.077
Accumulation Unit Value at end of period	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	9,535	11,633	15,940	23,961	31,385	30,309	44,174	81,177	37,299	30,252
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—	$—	$—
Accumulation Unit Value at end of period	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—	$—	$—

APP II-29

Number of Accumulation Units outstanding at end of period (in thousands)	49	50	55	68	67	60	44	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.135	$14.189	$10.293	$9.201	$10.723	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.632	$15.135	$14.189	$10.293	$9.201	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	150	158	196	332	175	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.544	$13.779	$10.101	$9.125	$10.709	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.865	$14.544	$13.779	$10.101	$9.125	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	32	30	12	1	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798	$10.277
Accumulation Unit Value at end of period	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798
Number of Accumulation Units outstanding at end of period (in thousands)	374	446	568	605	815	926	1,063	1,266	1,396	1,557
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$10.173	$—	$—	$—
Accumulation Unit Value at end of period	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	31	33	29	34	22	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100	$1.080
Accumulation Unit Value at end of period	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	8,785	10,547	14,452	21,515	23,810	27,573	33,307	43,351	32,443	26,808
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$10.139	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	74	76	142	178	109	74	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068	$1.639
Accumulation Unit Value at end of period	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068
Number of Accumulation Units outstanding at end of period (in thousands)	1,696	2,096	2,692	2,860	3,343	3,781	4,366	4,619	4,698	3,146
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$10.644	$—	$—	$—
Accumulation Unit Value at end of period	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	11	13	9	7	3	—	—	—

APP II-30

Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635	$1.495
Accumulation Unit Value at end of period	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635
Number of Accumulation Units outstanding at end of period (in thousands)	2,659	3,084	3,618	4,361	5,641	7,163	8,446	9,973	12,288	13,389
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$10.245	$—	$—	$—
Accumulation Unit Value at end of period	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	19	31	34	22	11	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	44	43	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.705	$13.033	$9.772	$9.998	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.501	$13.705	$13.033	$9.772	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	2	2	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	535	470	329	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.583	$9.844	$9.967	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.329	$9.583	$9.844	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	17	16	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256	$12.341
Accumulation Unit Value at end of period	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	146	169	233	311	355	392	426	430	414	327
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$10.453	$—	$—	$—
Accumulation Unit Value at end of period	$20.279	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	13	10	7	9	13	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490	$1.338

APP II-31

Accumulation Unit Value at end of period	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	1,269	1,493	1,679	2,721	3,686	4,785	5,897	7,008	8,743	10,297
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$10.294	$—	$—	$—
Accumulation Unit Value at end of period	$19.740	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	12	10	14	9	4	—	—	—
MFS Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.549	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.168	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	121	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.532	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.071	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412	$12.595
Accumulation Unit Value at end of period	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412
Number of Accumulation Units outstanding at end of period (in thousands)	40	39	54	76	90	104	111	114	148	175
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$10.585	$—	$—	$—
Accumulation Unit Value at end of period	$20.070	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	10	2	1	1	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423	$7.936
Accumulation Unit Value at end of period	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	303	352	472	295	286	343	339	345	498	556
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$10.097	$—	$—	$—
Accumulation Unit Value at end of period	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	4	5	6	6	6	4	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.602	$10.484	$10.142	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.988	$10.602	$10.484	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	510	629	811	—	—	—	—	—	—	—

APP II-32

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.435	$10.427	$10.127	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.728	$10.435	$10.427	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	72	55	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698	$8.726
Accumulation Unit Value at end of period	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698
Number of Accumulation Units outstanding at end of period (in thousands)	408	507	713	1,167	1,483	1,719	1,912	2,199	2,369	2,328
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$10.218	$—	$—	$—
Accumulation Unit Value at end of period	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	28	30	31	21	9	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.132	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.373	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.035	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998	$5.946
Accumulation Unit Value at end of period	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998
Number of Accumulation Units outstanding at end of period (in thousands)	297	285	337	527	689	964	975	1,108	1,400	1,674
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$10.192	$—	$—	$—
Accumulation Unit Value at end of period	$26.640	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	5	7	4	4	9	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778	$12.372
Accumulation Unit Value at end of period	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778
Number of Accumulation Units outstanding at end of period (in thousands)	215	263	354	541	657	792	944	1,104	1,291	1,416
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$11.004	$—	$—	$—

APP II-33

Accumulation Unit Value at end of period	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	31	10	27	19	14	—	—	—
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.510	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.538	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.493	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.447	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508	$10.590
Accumulation Unit Value at end of period	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	38	33	48	45	43	45	32	48	68	36
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$10.228	$—	$—	$—
Accumulation Unit Value at end of period	$21.976	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	3	—	—	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251	$10.016
Accumulation Unit Value at end of period	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251
Number of Accumulation Units outstanding at end of period (in thousands)	1,134	1,374	1,737	757	815	1,030	908	463	341	109
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$10.283	$—	$—	$—
Accumulation Unit Value at end of period	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	72	30	40	29	20	5	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183	$12.886
Accumulation Unit Value at end of period	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,191	1,527	2,181	2,657	3,098	3,611	4,436	5,780	6,059
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$10.295	$—	$—	$—
Accumulation Unit Value at end of period	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	49	71	77	74	41	15	—	—	—

APP II-34

MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262	$14.522
Accumulation Unit Value at end of period	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262
Number of Accumulation Units outstanding at end of period (in thousands)	244	287	373	413	485	576	628	707	682	528
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$10.378	$—	$—	$—
Accumulation Unit Value at end of period	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	28	28	27	30	19	7	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203	$15.992
Accumulation Unit Value at end of period	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203
Number of Accumulation Units outstanding at end of period (in thousands)	104	119	152	230	295	367	408	417	652	720
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$10.400	$—	$—	$—
Accumulation Unit Value at end of period	$12.360	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	12	11	12	25	14	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656	$11.432
Accumulation Unit Value at end of period	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656
Number of Accumulation Units outstanding at end of period (in thousands)	642	717	880	1,090	1,326	1,547	1,780	2,085	2,376	2,536
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$10.700	$—	$—	$—
Accumulation Unit Value at end of period	$14.207	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	38	40	54	44	28	11	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680	$13.087
Accumulation Unit Value at end of period	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680
Number of Accumulation Units outstanding at end of period (in thousands)	427	562	700	1,091	1,304	1,508	1,839	2,365	3,116	3,386
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$10.622	$—	$—	$—
Accumulation Unit Value at end of period	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	14	17	19	13	10	—	—	—

APP II-35

Series III

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Accumulation Unit Value at end of period	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486
Number of Accumulation Units outstanding at end of period (in thousands)	5,293	6,750	7,965	11,799	13,618	15,867	17,428	19,699	21,116	18,748
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$10.275	$—	$—	$—
Accumulation Unit Value at end of period	$18.394	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	199	178	88	78	45	27	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Accumulation Unit Value at end of period	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198
Number of Accumulation Units outstanding at end of period (in thousands)	32,361	38,863	46,992	75,230	88,903	105,130	120,682	138,218	149,898	140,470
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$10.357	$—	$—	$—
Accumulation Unit Value at end of period	$20.642	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	174	183	153	71	67	30	7	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Accumulation Unit Value at end of period	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	10,107	12,161	15,516	9,618	10,757	13,149	15,039	13,455	13,705	11,090
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$10.349	$—	$—	$—
Accumulation Unit Value at end of period	$11.817	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	203	216	221	163	159	123	51	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025
Accumulation Unit Value at end of period	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198
Number of Accumulation Units outstanding at end of period (in thousands)	1,058	1,373	1,616	3,841	4,472	5,044	5,263	4,888	1,498	68
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$10.698	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	57	60	49	49	21	3	—	—	—

APP II-36

American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$9.988
Accumulation Unit Value at end of period	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893
Number of Accumulation Units outstanding at end of period (in thousands)	2,103	2,518	3,009	7,574	9,783	11,878	13,084	14,193	11,496	3,703
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$10.552	$—	$—	$—
Accumulation Unit Value at end of period	$19.421	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	53	38	17	18	11	—	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Accumulation Unit Value at end of period	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126
Number of Accumulation Units outstanding at end of period (in thousands)	1,788	2,059	2,602	4,656	5,871	6,958	7,929	9,101	9,397	7,455
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$9.572	$—	$—	$—
Accumulation Unit Value at end of period	$21.962	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	108	95	57	50	17	2	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Accumulation Unit Value at end of period	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426
Number of Accumulation Units outstanding at end of period (in thousands)	1,423	1,717	2,194	2,827	3,605	4,552	5,133	5,330	5,779	4,357
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$9.849	$—	$—	$—
Accumulation Unit Value at end of period	$21.639	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	54	50	29	34	22	9	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Accumulation Unit Value at end of period	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884
Number of Accumulation Units outstanding at end of period (in thousands)	12,771	15,548	19,797	32,370	40,931	50,522	58,786	65,234	64,996	52,801
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$9.445	$—	$—	$—
Accumulation Unit Value at end of period	$23.987	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	468	525	483	318	315	156	71	—	—	—

APP II-37

American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Accumulation Unit Value at end of period	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928
Number of Accumulation Units outstanding at end of period (in thousands)	9,031	10,884	14,058	22,603	28,337	34,132	39,363	44,187	45,387	37,282
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$9.280	$—	$—	$—
Accumulation Unit Value at end of period	$21.405	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	511	516	480	267	281	138	25	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Accumulation Unit Value at end of period	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330
Number of Accumulation Units outstanding at end of period (in thousands)	4,132	4,731	5,694	7,611	9,449	11,301	13,177	15,067	15,479	12,259
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$9.373	$—	$—	$—
Accumulation Unit Value at end of period	$15.613	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	130	138	130	98	108	51	23	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Accumulation Unit Value at end of period	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464
Number of Accumulation Units outstanding at end of period (in thousands)	765	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$10.483	$—	$—	$—
Accumulation Unit Value at end of period	$15.371	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	60	47	27	27	17	12	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Accumulation Unit Value at end of period	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808
Number of Accumulation Units outstanding at end of period (in thousands)	277	334	409	947	1,285	1,384	1,458	1,393	1,352	746
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$10.035	$—	$—	$—
Accumulation Unit Value at end of period	$20.253	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	16	6	11	10	2	2	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357

APP II-38

Accumulation Unit Value at end of period	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	5,178	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$10.690	$—	$—	$—
Accumulation Unit Value at end of period	$17.216	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	241	251	189	127	110	44	5	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Accumulation Unit Value at end of period	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865
Number of Accumulation Units outstanding at end of period (in thousands)	583	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$10.148	$—	$—	$—
Accumulation Unit Value at end of period	$20.494	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	35	27	17	19	7	2	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Accumulation Unit Value at end of period	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879
Number of Accumulation Units outstanding at end of period (in thousands)	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$10.147	$—	$—	$—
Accumulation Unit Value at end of period	$16.522	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	69	66	56	36	49	35	41	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Accumulation Unit Value at end of period	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495
Number of Accumulation Units outstanding at end of period (in thousands)	4,312	5,064	6,426	9,256	11,729	14,405	16,807	19,312	21,739	15,947
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$10.324	$—	$—	$—
Accumulation Unit Value at end of period	$17.626	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	129	107	60	55	25	39	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Accumulation Unit Value at end of period	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,935	4,645	5,783	8,939	10,804	12,444	13,263	14,569	15,008	8,977

APP II-39

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$10.398	$—	$—	$—
Accumulation Unit Value at end of period	$19.579	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	141	142	86	61	24	5	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—
Accumulation Unit Value at end of period	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—
Number of Accumulation Units outstanding at end of period (in thousands)	630	718	913	846	1,224	1,334	830	769	15	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$10.628	$—	$—	$—
Accumulation Unit Value at end of period	$20.992	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	10	2	3	2	1	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Accumulation Unit Value at end of period	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718
Number of Accumulation Units outstanding at end of period (in thousands)	2,053	2,436	3,121	4,256	5,232	6,510	6,954	7,299	7,327	6,285
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$10.051	$—	$—	$—
Accumulation Unit Value at end of period	$23.164	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	73	53	46	53	19	1	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Accumulation Unit Value at end of period	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676
Number of Accumulation Units outstanding at end of period (in thousands)	1,976	2,467	2,975	6,673	7,843	8,792	9,258	8,663	8,395	5,698
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$10.489	$—	$—	$—
Accumulation Unit Value at end of period	$14.376	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	167	186	132	107	70	15	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Accumulation Unit Value at end of period	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	33,690	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—	$—	$—
Accumulation Unit Value at end of period	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—	$—	$—

APP II-40

Number of Accumulation Units outstanding at end of period (in thousands)	104	90	83	80	100	77	71	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.106	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.595	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	339	430	521	896	485	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.517	$13.760	$10.092	$9.121	$10.708	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.830	$14.517	$13.760	$10.092	$9.121	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	30	26	19	4	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Accumulation Unit Value at end of period	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787
Number of Accumulation Units outstanding at end of period (in thousands)	1,388	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$10.173	$—	$—	$—
Accumulation Unit Value at end of period	$17.681	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	68	67	40	42	16	4	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Accumulation Unit Value at end of period	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	34,785	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$10.103	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	268	273	291	181	189	89	27	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Accumulation Unit Value at end of period	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062
Number of Accumulation Units outstanding at end of period (in thousands)	9,771	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$10.644	$—	$—	$—
Accumulation Unit Value at end of period	$16.838	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	41	39	23	25	4	—	—	—	—

APP II-41

Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Accumulation Unit Value at end of period	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631
Number of Accumulation Units outstanding at end of period (in thousands)	8,421	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$10.245	$—	$—	$—
Accumulation Unit Value at end of period	$16.842	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	107	99	65	60	28	3	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	99	112	101	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.686	$13.021	$9.768	$9.997	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.475	$13.686	$13.021	$9.768	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	6	2	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,130	1,673	1,902	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.576	$9.841	$9.966	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.317	$9.576	$9.841	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	19	65	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Accumulation Unit Value at end of period	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233
Number of Accumulation Units outstanding at end of period (in thousands)	646	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$10.452	$—	$—	$—
Accumulation Unit Value at end of period	$20.207	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	46	43	26	28	6	1	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335

APP II-42

Accumulation Unit Value at end of period	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	3,897	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$10.293	$—	$—	$—
Accumulation Unit Value at end of period	$19.670	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	31	12	31	41	11	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Accumulation Unit Value at end of period	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958
Number of Accumulation Units outstanding at end of period (in thousands)	219	245	305	208	253	284	326	367	378	321
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$10.584	$—	$—	$—
Accumulation Unit Value at end of period	$19.999	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	8	7	5	4	10	—	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Accumulation Unit Value at end of period	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611
Number of Accumulation Units outstanding at end of period (in thousands)	3,042	3,608	4,530	1,218	1,422	1,177	1,351	1,449	1,181	916
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$10.096	$—	$—	$—
Accumulation Unit Value at end of period	$24.815	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	11	11	6	5	3	1	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.593	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.976	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,363	1,700	2,263	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.427	$10.425	$10.127	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.716	$10.427	$10.425	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	96	105	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Accumulation Unit Value at end of period	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	1,259	1,570	2,083	4,546	6,136	7,490	8,615	9,459	9,208	6,654

APP II-43

With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$10.218	$—	$—	$—
Accumulation Unit Value at end of period	$20.352	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	100	104	70	71	21	3	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.127	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.372	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.030	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Accumulation Unit Value at end of period	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465
Number of Accumulation Units outstanding at end of period (in thousands)	717	825	1,119	1,482	1,894	2,527	2,332	2,420	2,647	2,782
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$10.192	$—	$—	$—
Accumulation Unit Value at end of period	$26.546	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	21	15	5	4	2	1	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Accumulation Unit Value at end of period	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,021	1,311	2,623	3,570	4,460	5,088	6,100	6,775	5,496
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$11.003	$—	$—	$—
Accumulation Unit Value at end of period	$28.286	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	39	38	27	18	12	3	—	—	—
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.509	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.534	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	380	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS) (a)
Accumulation Unit Value at beginning of period	$10.492	$—	$—	$—	$—	$—	$—	$—	$—	$—

APP II-44

Accumulation Unit Value at end of period	$9.442	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Accumulation Unit Value at end of period	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498
Number of Accumulation Units outstanding at end of period (in thousands)	139	154	174	331	297	247	301	238	180	79
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$10.227	$—	$—	$—
Accumulation Unit Value at end of period	$21.898	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	4	4	2	1	—	—	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Accumulation Unit Value at end of period	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	10,360	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$10.282	$—	$—	$—
Accumulation Unit Value at end of period	$12.671	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	72	74	64	66	44	2	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Accumulation Unit Value at end of period	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,185	3,750	4,700	9,364	11,381	13,818	15,685	17,271	19,439	15,381
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$10.294	$—	$—	$—
Accumulation Unit Value at end of period	$16.054	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	239	226	203	159	153	83	35	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Accumulation Unit Value at end of period	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,271	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$10.378	$—	$—	$—
Accumulation Unit Value at end of period	$20.244	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	60	67	37	40	18	3	—	—	—

APP II-45

Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Accumulation Unit Value at end of period	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326
Number of Accumulation Units outstanding at end of period (in thousands)	331	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$10.399	$—	$—	$—
Accumulation Unit Value at end of period	$12.316	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	27	22	17	20	8	6	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Accumulation Unit Value at end of period	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081
Number of Accumulation Units outstanding at end of period (in thousands)	2,650	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$10.700	$—	$—	$—
Accumulation Unit Value at end of period	$14.157	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	113	104	68	66	30	5	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Accumulation Unit Value at end of period	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486
Number of Accumulation Units outstanding at end of period (in thousands)	2,171	2,618	3,307	5,922	7,426	9,221	10,684	12,684	14,543	10,310
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$10.621	$—	$—	$—
Accumulation Unit Value at end of period	$16.517	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	45	33	30	25	10	1	—	—	—
(a) Inception date March 26, 2015.

APP A-1

Appendix A - Product Comparison Information
In addition to the variable annuity Contract described in this prospectus, we offered other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the “Director M” and “Leaders” suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offered three contract variations that have a contingent deferred sales charge (these forms of contract are called “Outlook”, “Plus” and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the “Core” version)), one contract version has a front end sales charge (called “Edge”) and one contract version has no sales charge (called “Access”). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.
Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.
Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.
I. Key Differences

	Minimum Initial Premium
Contract	Qualified Contract	Non- Qualified Contract	Sales Charge										Mortality & Expense Risk Charge(1)	Payment Enhancement	Maximum Up-Front Commission
Access	$10,000	$2,000	None										1.55%	No	2%
Core	$1,000	$1,000	Year	1	2	3	4	5	6	7	8+
			CDSC(2)	7%	7%	7%	6%	5%	4%	3%	0%		1.15%	No	7%
Outlook	$10,000	$2,000	Year	1	2	3	4	5+
			CDSC(2)	7%	6%	5%	4%	0%					1.50%	No	5.75%
Plus	$10,000	$2,000	Year	1	2	3	4	5	6	7	8	9+
			CDSC(2)	8%	8%	8%	8%	7%	6%	5%	4%	0%	1.50%	Yes(3)	6.5%

(1)
Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2)
Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

APP A-2

The following Surrenders are NOT subject to a CDSC:

•
Annual Withdrawal Amount - Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•
If you are a patient in a certified long-term care facility or other eligible facility - We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

•	facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

•	facility certified by Medicare as a hospital or long-term care facility; or

•	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

•	Upon death of the Annuitant or any Contract Owner(s) - No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

•
Upon Annuitization - The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

•
For Required Minimum Distributions - This allows Annuitants who are age 70½ or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

•
For substantially equal periodic payments - We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period - No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

(1)
We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

•	Cancel your Contract during any “Free Look” period.

•	Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

•	Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

APP A-3

II. Investment Options (Standard)

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I** (formerly Invesco V.I. Money Market Fund)	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust

APP A-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management

APP A-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP B-1

Appendix B — The Hartford’s Lifetime Income Builder
Objective
Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.
How does this rider help achieve this goal?
This rider (called the Unified Benefit Rider in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

•
Withdrawal Benefit allows (a) Benefit Payments: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or (b) Lifetime Benefit Payments: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

•
Guaranteed Minimum Death Benefit (“GMDB”). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. Depleting the Benefit Amount by taking Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy this rider?
The Hartford’s Lifetime Income Builder is closed to new investors (including existing Owners).
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elected this rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for this rider calculated?
The fee for this rider is based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.
We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.
You may decline the fee increase and permanently waive automatic Benefit Amount increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
If you decline the fee increase we will suspend automatic Benefit Amount increases. You can re-start automatic Benefit Amount increases within 30 days of your Contract Anniversary if you accept the rider fee currently in effect.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.

APP B-2

Does the Benefit Amount/Payment Base change under this rider?
Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments. However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Payment prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

•
Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as “automatic Benefit Amount increases”), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduce by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner’s or Annuitant’s 75th birthday or the Annuity Commencement Date.

•
Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

•	Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

A.
If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

B.
If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

C.
If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

(i)	the Contract Value immediately following the Surrender; or

(ii)	the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

•	Benefit Amount limits. Your Benefit Amount cannot be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.
Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.
Is this rider designed to pay you withdrawal benefits for your lifetime?
Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

•	Benefit Payments
Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.
The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

APP B-3

A.
If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

B.
If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

C.
If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.
If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made. Subsequent Premium Payments may decrease instead of increase the Benefit Payment. See Example 10 in Appendix I for more information
If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.
If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

•	Lifetime Benefit Payments
Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner’s 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider’s effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.
The Lifetime Benefit Payment can be taken on any payment schedule that you request.
Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.
Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner’s 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

A.
If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

B.
If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

C.
If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.
Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

APP B-4

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner’s 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.
If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner’s 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner’s 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment. The greater of the Benefit Payment or Lifetime Benefit Payment can be taken.
If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner’s 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.
If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.
Is this rider designed to pay you Death Benefits?
Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value on the date due proof of death is received by us.
The Death Benefit is payable at the first death of an Owner or Annuitant.
Does this rider replace standard Death Benefits?
Yes. This rider replaces the standard Death Benefit.
Can you revoke this rider?
No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.
What effect do Full Surrenders have on your benefits under this rider?
You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.
If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.
Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial), except as noted in the section “Are there restrictions on how you must invest?”
If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
What happens if you change ownership?
Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.
An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either (A) or (B):

(A)	If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

APP B-5

(B)
If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A)
If this rider is not currently available for sale, we will continue the existing The Hartford’s Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B)
If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.
What happens if you annuitize your Contract?
If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.
If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford’s Lifetime Income Builder rules applicable when the Contract Value equals zero.

•	Fixed Period Certain Payout Option
If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year’s annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner’s last instructions on record.
These options may not be available if your contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, these options will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time these options become effective. Such life expectancy will be computed under the mortality table then in use by Us.
Fixed Lifetime and Period Certain Payout Option
If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the

APP B-6

remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner’s last instructions on record.
These options may not be available if your contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, these options will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time these options become effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes. Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your selected allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D, on and after October 4, 2013 the living benefit feature of the rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by law, we may modify, add, delete, or substitute, the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment requirement or restriction will result in revocation of the rider. If the rider is revoked by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the rider will not terminate any concurrent guaranteed minimum death benefit rider.
If the rider is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon revocation of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Are there restrictions on the amount of subsequent Premium Payments?
No.
Can we aggregate contracts?
For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.
Other information
For examples of how this rider works, see “Appendix I.”
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•	The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

•
Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract

APP B-7

Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

•
Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

•
Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another “lifetime” payout option and will not be subject to automatic Benefit Amount increases.

•	Even though this rider is designed to provide “living benefits,” you should not assume that you will necessarily receive “payments for life” if you have violated any of the terms of this rider.

•	Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

•
Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

•
Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

•	Certain ownership changes may result in a reduction of benefits.

•
Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•	Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

•	There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

APP C-1

Appendix C — The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios
Objective
The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.
How do the riders help achieve this goal?

•
Lifetime Withdrawal Feature. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life’s Lifetime Income Eligibility Date until the first death of any Covered Life (“Single Life Option”) or until the second death of any Covered Life (“Joint/Spousal Option”). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the rider chosen:

Lifetime Income	=	Payment Base or Contract Value, whichever is higher	x	Withdrawal Percent
Builder Selects
- or -
Lifetime Income	=	Payment Base	x	Withdrawal Percent
Builder Portfolios

•
Guaranteed Minimum Death Benefit. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. Partial Surrenders will reduce or eliminate the Guaranteed Minimum Death Benefit. This Guaranteed Minimum Death Benefit replaces the standard Death Benefits provided under this Contract.

When can you buy the riders?
The Hartford’s Lifetime Income Builders Selects and The Hartford's Lifetime Income Builders Portfolios are closed to new investors (including existing Owners).
When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the “Relevant Covered Life” and other “Covered Lives” will be when establishing the Withdrawal Percent.

•
A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

•
For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.

•
The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.

The maximum age of any Contract Owner or Annuitant when electing either rider is 80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.
Does electing either rider forfeit your ability to buy other riders?
Yes. If you elected either rider, you could not elect any rider other than MAV Plus (MAV only in applicable states).
How is the charge for either rider calculated?
The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary after your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

APP C-2

We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either rider’s effective date. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected such rider.
Fee increases will not apply if (a) the age of the Relevant Covered Life is 81 or older; (b) you notify us of your election to permanently waive automatic Payment Base increases as described below; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers.
Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider (or options) to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.
You will receive advanced notice of any fee increase. You may decline the fee increase and permanently waive automatic Payment Base increases by:

•	Notifying us in writing, verbally or electronically, if available.

•
Written notifications must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of declining the fee increase. We will take direction from one joint Owner. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

•	We will accept your notification up to 60 days prior to the Contract Anniversary on which the fee increase is scheduled to become effective.

•	We will only honor notifications from the Owner or joint Owner and not through your broker.

•
Your decision to decline the fee increase and waive automatic Payment Base increases is irrevocable. You will not be able to accept the fee increase and resume automatic Payment Base increases in the future.

•	If you decline the fee increase, your Lifetime Benefit Payment will continue to be reset on each Contract Anniversary according to the rider’s rules.

•	If you decline the fee increase, and defer withdrawals for at least five years, the Withdrawal Percentage will continue to be reset when a new age band is reached according to the rider’s rules.
Does the Payment Base change under either rider?
Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:

•	automatic Payment Base increases; and

•	subsequent Premium Payments; and

•
partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).

•
Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford’s Lifetime Income Builder Selects or The Hartford’s Lifetime Income Builder Portfolios. The following table describes how these options operate:

	The Hartford's Lifetime Income Builder Selects	The Hartford's Lifetime Income Builder Portfolios
New Payment Base	[(current Anniversary Value (prior to the rider charge being taken) divided by your prior Payment Base)] multiplied by your prior Payment Base	The higher of current Anniversary Value (prior to the rider charge being taken) or Payment Base
Annual Payment Base increase limits	0% - 10%	Unlimited
We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary. Automatic Payment Base increases will cease upon the earliest of:

•	your Annuity Commencement Date;

•	the Contract Anniversary immediately following the Relevant Covered Life’s attained age of 90; or

•	You waive your right to receive automatic Payment Base increases.

APP C-3

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.

•
Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.

•
Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:

A.
If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.

See Examples 3-9 and 12-15 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I

•
Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See “What happens if you change ownership?” below.

•
Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford’s Lifetime Income Builder Selects to The Hartford’s Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life’s reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the lower of the then applicable Payment Base or the Contract Value at the time of rescission. Rescission of a conversion option may therefore result in a permanent reduction of benefits. Once rescinded, this privilege will be terminated.

•	Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.
Is either rider designed to pay you withdrawal benefits for your lifetime?
Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.
As shown in the following table, the Withdrawal Percent for all partial Surrenders taken before the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken after the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:

APP C-4

	Withdrawal Percent
Relevant Covered Life Attained Age	Single Life Option	Joint/Spousal Option
<59½ - 64	5.0%	4.5%
65 - 69	5.5%	5.0%
70 - 74	6.0%	5.5%
75 - 79	6.5%	6.0%
80 - 84	7.0%	6.5%
85 - 90	7.5%	7.0%
90+	8.0%	7.5%
Except as provided below, the Withdrawal Percent will be based on the chronological age of the Relevant Covered Life at the time of the first Surrender.

1.	If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or

2.
If you have deferred taking partial Surrenders for five years from the date you purchased this rider, your new Withdrawal Percent will be effective on the next birthday that brings the Relevant covered Life into a new Withdrawal Percent age band. Your new Withdrawal Percent will thereafter continue to change based on the age of the Relevant Covered Life as shown on the table above regardless of whether partial Surrenders are taken after such five year period or;

3.
If the preceding requirements in (1) or (2) have not been met, your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs due to market performance after the birthday that brings the Relevant Covered Life into a new Withdrawal Percent age band.

If you meet the deferral requirements above, you will not forfeit your right to automatic Withdrawal Percent increases even if you decline future fee increases.
Please refer to Example 24 in The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios Examples Appendix for more information.
Is either rider designed to pay you Death Benefits?
Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. If the Lifetime Withdrawal Feature is revoked, we will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender, and you will no longer be subject to the rider's Investment Restrictions (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)). For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.
Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

A.
If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

B.
If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

C.
For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

APP C-5

Please refer to the section labeled “Can your Spouse continue your Lifetime Withdrawal Feature” for more information on the continuation of the Lifetime Benefit Payments by your Spouse.
Does either rider replace the standard Death Benefit?
Yes, it permanently replaces the standard Death Benefit. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.
Can you revoke this rider?
Yes. You may elect to revoke the Lifetime Withdrawal Feature at any time subject to state availability and only the Guaranteed Minimum Death Benefit shall continue to apply. You may not revoke the Guaranteed Minimum Death Benefit, although the Guaranteed Minimum Death Benefit will be reduced and/or eliminated due to partial withdrawals. We may revoke the Lifetime Withdrawal Feature under the Covered Life change, Spousal Contract continuation and Investment Restrictions provisions (if applicable to your contract (see the “State Variations” provision in the “Miscellaneous” section )). Additionally, we may terminate the entire rider when the oldest Covered Life exceeds the maximum issue age limitation in accordance with the Covered Life change and Spousal Contract continuation provisions. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.
If the Lifetime Withdrawal Feature is revoked:

•	It cannot be re-elected;

•	You will not receive any Lifetime Withdrawal Payments;

•
We will continue the Guaranteed Minimum Death Benefit only. We will reduce the Guaranteed Minimum Death Benefit for any partial Surrender after the date the Lifetime Withdrawal Feature was revoked, in proportion to the reduction in Contract Value due to such partial Surrender;

•	You will no longer be subject to this rider’s Investment Restrictions; and

•	You become subject to the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

On the date the Lifetime Withdrawal Feature is revoked, a prorated share of the rider charge will be assessed. After that, the rider charge will no longer be assessed. If you elected the single life option, and the Lifetime Withdrawal Feature is revoked under the Spousal Contract continuation provision, the rider charge will not be assessed on the date the rider is revoked.

A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

The factors you may consider when determining whether to voluntarily revoke the Lifetime Withdrawal Feature include:  whether you continue to want or need the longevity protection provided by Lifetime Withdrawal Feature payments (the benefit may not be reinstated after it is revoked); whether you wish to cease paying the fees associated with the Lifetime Withdrawal Feature (keep in mind that you have been paying fees for the Lifetime Withdrawal Feature since the effective date of the rider), whether you no longer want to be subject to the investment restrictions required to maintain the Lifetime Withdrawal Feature (if applicable to your contract (see the “State Variations” provisions in the “Miscellaneous” section)); and whether or not you plan on taking partial withdrawals in the future and how these partial withdrawals will reduce the Guaranteed Minimum Death Benefit. As described in the “Is this rider designed to pay you Death Benefits?” section, partial surrenders taken while the Lifetime Withdrawal Feature is in effect reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis or on a proportionate basis (in proportion to the reduction in Contract Value due to such partial withdrawal) depending on when you take withdrawals and/or the amount of cumulative withdrawals.  Partial withdrawals taken after you revoke the Lifetime Withdrawal Feature will reduce the Guaranteed Minimum Death Benefit on a proportionate basis. If your Account Value is less than your Guaranteed Minimum Death Benefit at the time of a partial withdrawal then reducing the Guaranteed Minimum Death Benefit on a proportionate basis will result in a greater reduction in the Guaranteed Minimum Death Benefit than if a dollar-for-dollar reduction was taken. You should consult an investment professional before making any decision to revoke the Lifetime Withdrawal Feature.

Please see “Can your Spouse continue your Lifetime Withdrawal Feature?” and “Are there restrictions on how you must invest?” for more information.
What effect does partial or full Surrenders have on your benefits under this rider?
Please refer to “Does the Benefit Amount/Payment Base change under either rider?” for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.
If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract - generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any

APP C-6

Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:

•	We will no longer accept subsequent Premium Payments; and

•
You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and

•	Lifetime Benefit Payments will continue and Withdrawal Percent increases will continue if the Contract qualifies for the 5-year deferral provision;

•	Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and

•	All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

•	If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.
See Examples 21 and 22 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.
What happens if you change ownership?
Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.
Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.
After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.
Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.

APP C-7

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

A.
If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

B.
If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

A.
If the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value; or

B.
If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will be revoked. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

C.
If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.
The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.
Single Life Option Election:

APP C-8

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving non-spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider terminates
Contract Owner	There is a surviving spousal Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit and this rider can continue under Spousal Contract continuation
Contract Owner	There is no surviving Contract Owner	The Annuitant is living or deceased	Rider terminates. Designated Beneficiary receives the Death Benefit
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates. Estate receives the Death Benefit
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner becomes the Contingent Annuitant	Contract continues, no Death Benefit is paid, and this rider continues
Annuitant	Contract Owner is living	There is no Contingent Annuitant and the Contract Owner waives their right to become the Contingent Annuitant	Rider terminates and Contract Owner receives the Death Benefit
Annuitant	Contract Owner is Living	Contingent Annuitant is Living	Contingent Annuitant becomes the Annuitant and the Contract and this rider continues
Joint/Spousal Election:

If the Deceased is . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving Contract Owner	The Annuitant is living or deceased	The surviving Contract Owner continues the Contract and rider; we will increase the Contract Value to the Death Benefit value
Contract Owner	There is no surviving Contract Owner	The Spouse is the sole primary beneficiary	Follow Spousal Contract continuation rules for joint life elections
Contract Owner	There is no surviving Contract Owner or Beneficiary	The Annuitant is living or deceased	Rider terminates and Contract Owner’s estate receives the Death Benefit
Annuitant	The Contract Owner is living	There is a Contingent Annuitant	The Rider continues; upon the death of the last surviving Covered Life, the rider will terminate.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Lifetime Withdrawal Feature?

•	Single Life Option:
If a Covered Life dies and the sole Beneficiary is the deceased Covered Life’s Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Features at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract

APP C-9

continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.
If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature and the rider charge will no longer be assessed.

•	Joint/Spousal Option:
Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

•	The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

•	The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

•
The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

•	The Lifetime Benefit Payment will be recalculated.
The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.
See Examples 18 and 19 under The Hartford’s Lifetime Income Builder Selects and The Hartford’s Lifetime Income Builder Portfolios in Appendix I.
What happens if you annuitize your Contract?
If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.
If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

•	Single Life Option:
If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.
If the older Annuitant is age 59½ or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.
If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than

APP C-10

the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.

•	Joint/Spousal Option:
If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.
If the younger Annuitant is alive and age 59½ or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59½ and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.
If the Annuitant is alive and the younger Annuitant is age 59½ or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.
The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.
If your Contract is issued to qualify under Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended, the period certain will be limited to the life expectancy of the Annuitant, if less, at the time this option becomes effective. Such life expectancy will be computed under the mortality table then in use by Us.
Are there restrictions on how you must invest?
Yes, as described below:
Lifetime Income Builder Selects
Effective October 4, 2013, we began enforcing our contractual right to require that you allocate your Contract Value and future Premium Payments must be invested in accordance with the investment restrictions described in Appendix D as a condition to maintaining the withdrawal benefit of the rider. Your allocations are automatically rebalanced quarterly. If your allocations do not comply with the investment restrictions described in Appendix D on and after October 4, 2013 the withdrawal benefit of your rider will be revoked. These restrictions are intended to reduce the risk of investment losses that could require the Company to use its General Account assets to pay amounts due under the rider.
To the extent permitted by applicable law we may modify, add, delete, or substitute (to the extent permit by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to “Other Program considerations” under the section entitled “What other ways can you invest?” in Section 5.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.
Except as provided below, failure to comply with the investment restrictions will result in revocation of the withdrawal feature. If the withdrawal feature is revoked by us for violation of applicable investment restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Revocation of the withdrawal feature will not terminate any concurrent guaranteed minimum death benefit rider.
If the withdrawal feature is revoked by us due to a failure to comply with these investment restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a thirty calendar day reinstatement period to do this. The reinstatement period will begin upon

APP C-11

revocation of the withdrawal feature. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the revocation or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to revocation unless during the reinstatement period the relevant Covered Life qualifies for a new age band.
Investment in any asset allocation model could mitigate losses but also hamper potential gains. The asset allocation models that you must invest in under the rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.
Lifetime Income Builder Portfolios
Your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds or other investment vehicles established from time to time. Permissible portfolios, Funds, Programs or other investment vehicles are described in Appendix H. Not all model portfolios or Programs are available through all Financial Intermediaries.
To the extent permitted by applicable law, we may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes. Changes may be made on a prospective basis with respect to any additional Premium Payments received.
While you may switch from model portfolio to model portfolio, you cannot pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the Lifetime Withdrawal Feature. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will, however, result in the revocation of your withdrawal feature under either rider.
Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund’s investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.
If your Lifetime Withdrawal Feature is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a thirty calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.
Upon reinstatement of your Lifetime Withdrawal Feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Lifetime Withdrawal Feature revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.
Are there restrictions on the amount of subsequent Premium Payments?
Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. This restrictions are not currently enforced. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.
Can we aggregate Contracts?
Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.
We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

APP C-12

Other information
This rider may not be appropriate for all investors. Several factors, among others, should be considered:

•
The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•
Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the then current maximum Lifetime Benefit Payment or Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

•
Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these “lifetime” benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

•
If you had elected the conversion option from The Hartford’s Lifetime Income Builder Selects to The Hartford’s Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Guaranteed Minimum Death Benefit and the Contract Value on the date of the rescission.

•	Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.

•
While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. Payments taken prior to the Lifetime Income Eligibility Date are not guaranteed to last for a lifetime. Either rider may not be suitable if a Covered Life is under attained age 59½.

•
The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

•
We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider (or any option) for new sales at any time. In the event that either rider (or any option) is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

•
Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.

•
When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

•
The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

•	Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

•	Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

•
The fee for either rider may increase any time after 12 months from either rider’s effective date. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis.

APP C-13

•	Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

•
We do not automatically increase payments under the Automatic Income Program if your Lifetime Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Lifetime Benefit Payments and your eligible Lifetime Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

APP D-1

Appendix D - Optional Rider Investment Restrictions

(Percentage allocations apply to value in the Sub-Accounts)

A. Investment Restrictions For

The Hartford's Lifetime Income Builder	The Hartford's Lifetime Income Builder Selects
The Hartford's Lifetime Income Builder II	The Hartford's Lifetime Income Foundation

Applicable Hartford Leaders Plus 3

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))
You must allocate your Sub-Account Value in accordance with the following investment restrictions on and after to October 4, 2013:
(1) SELF SELECT

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
American Funds Bond Fund
Invesco V.I. Government Securities Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Bond Series

*    If you have 100% allocation to the Fixed Accumulation Feature (FAF) on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4, 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the revocation of your withdrawal feature.

Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth Fund
American Funds Global Growth and Income Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Franklin Flex Cap Growth VIP Fund
Franklin Income VIP Fund
Franklin Large Cap Growth VIP Fund
Franklin Rising Dividends VIP Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund

APP D-2

Invesco V.I. American Franchise Fund
MFS Growth Series
MFS Massachusetts Investors Growth Stock Portfolio
MFS Investors Trust Series
MFS Research International Series
MFS Research Series
MFS Total Return Series
MFS Value Series
Franklin Mutual Shares VIP Fund
Templeton Foreign VIP Fund
Invesco V.I. Value Opportunities Fund
MFS Core Equity Series
MFS Global Equity Series
Franklin Mutual Global Discovery VIP Fund

Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund
American Funds Global Bond Fund
American Funds Global Small Capitalization Fund
American Funds International Fund
American Funds New World Fund
Franklin Small Cap Value VIP Fund
Franklin Small-Mid Cap Growth VIP Fund
Franklin Strategic Income VIP Fund
Invesco V.I. Mid Cap Core Fund
Invesco V.I. Small Cap Equity Fund
MFS High Yield Portfolio
MFS Mid Cap Growth Series
MFS New Discovery Series
Templeton Developing Markets VIP Fund
Templeton Growth VIP Fund

(2) ASSET ALLOCATIONS MODELS

Fund	Conservative 2	Balanced 2	Moderate Growth 2
American Funds Bond Fund	24%	22%	20%
American Funds Growth Fund	5%	6%	7%
American Funds Growth-Income Fund	6%	7%	8%
American Fund International Fund	3%	4%	5%
American Funds Global Bond Fund	4%	2%	0%
Franklin Small Cap Value VIP Fund	0%	0%	2%
Franklin Strategic Income VIP Fund	3%	2%	0%
Invesco V.I. Core Equity Fund	4%	5%	6%
Invesco V.I. International Growth Fund	2%	3%	4%
Invesco V.I. Mid Cap Core Equity Fund	2%	3%	3%
Invesco V.I. Small Cap Equity Fund	3%	3%	2%
MFS Growth Series	4%	5%	6%
MFS High Yield Series	4%	2%	0%
MFS Total Return Bond Series	25%	22%	20%
MFS Value Series	5%	6%	7%
Franklin Mutual Shares VIP Fund	4%	5%	6%
Templeton Foreign VIP Fund	2%	3%	4%
Total	100%	100%	100%

APP D-3

As of May 2, 2016, the following models will be available to you to invest in:

Fund	Ultra Conservative	Conservative	Balanced	Moderate Growth
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%
American Funds Bond Fund	20%	15%	11%	9%
American Funds Global Bond Fund	10%	7%	6%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%
American Funds International Fund	3%	4%	5%	6%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%
MFS High Yield Portfolio	15%	19%	17%	16%
MFS Investors Trust Series	3%	4%	5%	7%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%
Templeton Foreign VIP Fund	3%	3%	5%	6%
Total	100%	100%	100%	100%

(3) INVESTMENT MODELS
Investment Model Option A: Franklin

MFS Total Return Bond Series	40%
Franklin Small-Mid Cap Growth VIP Fund	10%
Templeton Growth VIP Fund	10%
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	20%
Total	100%
Investment Model Option B: American

American Funds Bond Fund	40%
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
Total	100%
Investment Model Option C: Diversifive

MFS Total Return Bond Series	40%
Franklin Rising Dividends VIP Fund	20%
MFS Growth Series	20%
Templeton Foreign VIP Fund	10%
Invesco V.I. International Growth Fund	10%
Total	100%

APP D-4

B. Investment Restrictions For

The Hartford's Lifetime Income Builder Portfolios

Applicable to Hartford Leaders Plus 3

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))
(1) INVESTMENT STRATEGY
Franklin Founding Investment Strategy

Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%
American Growth Foundation Strategy

American Funds Bond Fund	25%
American Funds Global Small Capitalization Fund	10%
American Funds Growth-Income Fund	25%
American Funds Growth Fund	25%
American Funds International Fund	15%
Total	100%
(2) PORTFOLIO PLANNER MODELS

FUND	Balanced	Moderate Growth	Growth
American Funds Bond Fund	10%	7%	0%
American Funds Growth Fund	6%	7%	8%
American Funds Growth-Income Fund	7%	8%	9%
American Funds International Fund	4%	5%	9%
American Funds Global Bond Fund	5%	2%	0%
Franklin Small Cap Value VIP Fund	0%	0%	2%
Franklin Strategic Income VIP Fund	20%	18%	15%
Invesco V.I. Core Equity Fund	5%	6%	7%
Invesco V.I. International Growth Fund	3%	4%	3%
Invesco V.I. Mid Cap Core Equity Fund	3%	3%	4%
Invesco V.I. Small Cap Equity Fund	3%	2%	3%
MFS Growth Series	5%	6%	7%
MFS High Yield Portfolio	5%	5%	5%
MFS Research Series	10%	10%	10%
MFS Value Series	6%	7%	8%
Franklin Mutual Shares VIP Fund	5%	6%	7%
Templeton Foreign VIP Fund	3%	4%	3%
Total	100%	100%	100%

APP D-5

As of May 2, 2016, the following models will be available to you to invest in:

Fund	Ultra Conservative	Conservative	Balanced	Moderate Growth	Growth
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%	10%
American Funds Bond Fund	20%	15%	11%	9%	6%
American Funds Global Bond Fund	10%	7%	6%	4%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%	7%
American Funds International Fund	3%	4%	5%	6%	7%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%	9%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%	6%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%	5%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%	8%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	6%
MFS High Yield Portfolio	15%	19%	17%	16%	12%
MFS Investors Trust Series	3%	4%	5%	7%	8%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%	5%
Templeton Foreign VIP Fund	3%	3%	5%	6%	7%
Total	100%	100%	100%	100%	100%

(3) INDIVIDUAL SUB-ACCOUNTS:
You may choose any combination of these funds as long as they equal 100% of your Sub-Account allocation. For example, you may allocate 100% of you Sub-Account allocation to ONE of these funds OR you may allocate among TWO, THREE, FOUR, FIVE or ALL SIX of these funds as long as your Sub-Account allocation equals 100%.

Hartford Ultrashort Bond HLS Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Series

APP E-1

Appendix E - Information Regarding Contract Series No Longer Sold
Overview
The following information amends and supplements the Prospectus only with respect to those Series no longer sold.
Synopsis
The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)	Access	Core	Edge	Outlook	Plus
Mortality and Expense Risk Charge	1.50%	1.20%	0.80%	1.50%	1.50%
Administrative Charge	0.15%	0.15%	0.15%	0.20%	0.15%
Total Separate Account Annual Expenses	1.65%	1.35%	0.95%	1.70%	1.65%
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.
Let’s say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.
The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here’s how much you would pay under each of the three scenarios posed:

(1)	If you Surrender your variable annuity at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Access	$462	$1,390	$2,324	$4,691
Core	$1,094	$1,974	$2,671	$4,438
Edge	$923	$1,678	$2,446	$4,431
Outlook	$1,130	$1,881	$2,348	$4,733
Plus	$1,219	$2,154	$2,999	$4,691

(2)	If you annuitize at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Access	$356	$1,283	$2,217	$4,583
Core	$325	$1,194	$2,075	$4,327
Edge	$818	$1,573	$2,340	$4,322
Outlook	$361	$1,298	$2,241	$4,625
Plus	$356	$1,283	$2,217	$4,583

(3)	If you do not Surrender your variable annuity:

	1 year	3 years	5 years	10 years
Access	$462	$1,390	$2,324	$4,691
Core	$431	$1,301	$2,183	$4,438
Edge	$923	$1,678	$2,446	$4,431
Outlook	$467	$1,404	$2,348	$4,733
Plus	$462	$1,390	$2,324	$4,691
Standard Death Benefits
These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.
If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection

APP E-2

Death Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.
The Premium Protection Death Benefit
If applicable, your Death Benefit is the highest of:

•	Contract Value; or

•	Total Premium Payments adjusted for partial Surrenders.
If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, “Contract Value” refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:
Example 1
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a partial Surrender of $8,000,
• Your Contract Value in the fourth year immediately before your Surrender was $109,273,
• On the day we calculate the Death Benefit, your Contract Value was $117,403.
The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a partial Surrender of $60,000,
• Your Contract Value in the fourth year immediately before your Surrender was $150,000,
• On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for- dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.
The Asset Protection Death Benefit
If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

A.	Contract Value; or

B.	Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

C.	Contract Value plus 25% of Maximum Anniversary Value.
The Asset Protection Death Benefit cannot exceed the highest of:

•	Contract Value;

•	Total Premium Payments adjusted for partial Surrenders; or

•	Maximum Anniversary Value.

APP E-3

All references to “Contract Value” refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:
Example 1
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a withdrawal of $8,000,
• Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,
• On the day we calculate the Death Benefit, your Contract Value was $117,403,
• Your Maximum Anniversary Value was $11,403.
To calculate the Asset Protection Death Benefit, we calculate the following three values:
• The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],
• The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 − $8,000) = $140,403],
• The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 − $8,000) = $144,754], but it cannot exceed the greatest of:
• The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],
• Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 − $8,000 = $92,000]; or
• Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 − $8,000 = $109,403].
Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.
Example 2
Assume that:
• You made an initial Premium Payment of $100,000,
• In your fourth Contract Year, you made a partial Surrender of $60,000,
• Your Contract Value in the fourth year immediately before your Surrender was $150,000,
• On the day we calculate the Death Benefit, your Contract Value was $120,000,
• Your Maximum Anniversary Value is $140,000.
To calculate the Asset Protection Death Benefit, we calculate the following three values:
• The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],
• The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],
• The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:
• The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

APP E-4

• Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or
• Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].
The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.
Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:
• The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],
• Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or
• Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

APP F-1

Appendix F - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable to Hartford Leaders Plus 2, 2R & 3

As of May 2, 2016, the following models will be available to you to invest in. If you elected one of the optional riders for your contract, please refer to “Appendix D - Optional Rider Investment Restrictions” to determine whether those restrictions may limit your ability to invest in these models.

Portfolio Planner Models

Fund	Ultra Conservative	Conservative	Balanced	Moderate Growth	Growth
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%	10%
American Funds Bond Fund	20%	15%	11%	9%	6%
American Funds Global Bond Fund	10%	7%	6%	4%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%	7%
American Funds International Fund	3%	4%	5%	6%	7%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%	9%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%	6%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%	5%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%	8%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	6%
MFS High Yield Portfolio	15%	19%	17%	16%	12%
MFS Investors Trust Series	3%	4%	5%	7%	8%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%	5%
Templeton Foreign VIP Fund	3%	3%	5%	6%	7%
Total	100%	100%	100%	100%	100%

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Seven
Hartford Leaders Plus Series II, IIR and III

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016

2

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2015, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and we are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2015: $35,879,567; 2014: $31,239,444; and 2013: $52,162,456.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the later of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

3

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund or one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the sales charge, if applicable, and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula We use to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Accumulation Unit Values
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

4

Series II/IIR

5

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202	$11.705
Accumulation Unit Value at end of period	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202
Number of Accumulation Units outstanding at end of period (in thousands)	1,586	1,958	2,602	3,513	4,342	5,094	6,277	8,084	10,207	11,265
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360	$11.869
Accumulation Unit Value at end of period	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360
Number of Accumulation Units outstanding at end of period (in thousands)	1,623	2,046	2,843	4,076	5,287	6,590	7,702	8,537	9,486	9,300
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.918	$17.336	$14.291	$12.542	$12.626	$11.443	$9.411	$13.614	$13.029	$11.587
Accumulation Unit Value at end of period	$17.818	$17.918	$17.336	$14.291	$12.542	$12.626	$11.443	$9.411	$13.614	$13.029
Number of Accumulation Units outstanding at end of period (in thousands)	278	305	308	421	532	586	625	718	929	1,001
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905	$11.482
Accumulation Unit Value at end of period	$17.570	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905
Number of Accumulation Units outstanding at end of period (in thousands)	1,199	1,468	1,771	2,543	3,428	4,420	5,606	6,515	9,091	9,844
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369	$12.820	$11.424
Accumulation Unit Value at end of period	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369	$12.820
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,386	1,890	2,549	3,199	4,036	5,026	5,457	5,087	4,899
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369	$12.820	$11.424
Accumulation Unit Value at end of period	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369	$12.820
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,386	1,890	2,549	3,199	4,036	5,026	5,457	5,087	4,899
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$9.370	$13.602	$13.062	$11.657
Accumulation Unit Value at end of period	$17.310	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$9.370	$13.602	$13.062
Number of Accumulation Units outstanding at end of period (in thousands)	73	78	92	149	209	277	339	418	402	378
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$—	$—	$—
Accumulation Unit Value at end of period	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,266	1,441	1,417	1,108	1,129	973	620	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.152	$16.678	$13.818	$12.187	$12.330	$11.231	$9.283	$13.496	$12.981	$11.602
Accumulation Unit Value at end of period	$16.971	$17.152	$16.678	$13.818	$12.187	$12.330	$11.231	$9.283	$13.496	$12.981
Number of Accumulation Units outstanding at end of period (in thousands)	2,818	2,845	2,807	1,930	1,786	1,489	902	413	398	423
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$10.275	$—	$—	$—
Accumulation Unit Value at end of period	$18.459	$18.703	$18.231	$15.143	$13.389	$13.580	$12.400	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	80	82	66	59	51	24	—	—	—

6

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201	$1.040
Accumulation Unit Value at end of period	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201
Number of Accumulation Units outstanding at end of period (in thousands)	10,144	12,558	15,646	22,755	28,197	36,043	44,860	58,150	68,553	74,980
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188	$1.031
Accumulation Unit Value at end of period	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188
Number of Accumulation Units outstanding at end of period (in thousands)	13,591	17,603	22,825	33,847	41,919	52,636	60,281	65,332	71,928	73,628
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.633	$1.444	$1.107	$0.991	$1.020	$0.926	$0.738	$1.185	$1.184	$1.028
Accumulation Unit Value at end of period	$1.555	$1.633	$1.444	$1.107	$0.991	$1.020	$0.926	$0.738	$1.185	$1.184
Number of Accumulation Units outstanding at end of period (in thousands)	1,417	1,628	1,795	2,170	3,107	3,625	4,248	5,738	7,173	7,936
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178	$1.024
Accumulation Unit Value at end of period	$1.540	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178
Number of Accumulation Units outstanding at end of period (in thousands)	10,679	13,819	16,677	22,658	29,178	37,614	47,437	54,791	73,720	81,808
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169	$1.170	$1.018
Accumulation Unit Value at end of period	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169	$1.170
Number of Accumulation Units outstanding at end of period (in thousands)	13,137	15,938	18,085	21,849	27,926	34,823	40,555	43,896	39,063	40,200
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169	$1.170	$1.018
Accumulation Unit Value at end of period	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169	$1.170
Number of Accumulation Units outstanding at end of period (in thousands)	13,137	15,938	18,085	21,849	27,926	34,823	40,555	43,896	39,063	40,200
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$0.719	$1.159	$1.162	$1.013
Accumulation Unit Value at end of period	$1.479	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$0.719	$1.159	$1.162
Number of Accumulation Units outstanding at end of period (in thousands)	806	1,062	1,079	1,914	2,273	3,037	3,829	4,294	3,908	3,848
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$—	$—	$—
Accumulation Unit Value at end of period	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10,639	12,866	10,847	9,762	11,444	9,258	6,866	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.531	$1.360	$1.048	$0.943	$0.975	$0.890	$0.713	$1.150	$1.155	$1.008
Accumulation Unit Value at end of period	$1.450	$1.531	$1.360	$1.048	$0.943	$0.975	$0.890	$0.713	$1.150	$1.155
Number of Accumulation Units outstanding at end of period (in thousands)	16,575	19,003	17,846	15,079	13,230	10,233	4,755	2,622	3,585	3,936
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$10.357	$—	$—	$—
Accumulation Unit Value at end of period	$20.715	$21.925	$19.525	$15.082	$13.606	$14.106	$12.901	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	70	50	36	55	23	6	—	—	—

7

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769	$13.084
Accumulation Unit Value at end of period	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,326	2,899	2,950	3,643	4,262	5,099	5,307	5,860	6,010
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147	$12.518
Accumulation Unit Value at end of period	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	1,114	1,547	2,160	3,524	4,230	5,302	5,956	5,729	5,949	5,418
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.033	$14.560	$15.174	$14.684	$14.112	$13.518	$12.241	$13.770	$13.589	$12.951
Accumulation Unit Value at end of period	$14.783	$15.033	$14.560	$15.174	$14.684	$14.112	$13.518	$12.241	$13.770	$13.589
Number of Accumulation Units outstanding at end of period (in thousands)	109	156	189	235	279	341	375	363	507	478
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460	$12.835
Accumulation Unit Value at end of period	$14.577	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460
Number of Accumulation Units outstanding at end of period (in thousands)	2,415	2,839	3,434	2,369	2,936	3,786	4,618	4,797	6,398	6,215
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522	$13.371	$12.769
Accumulation Unit Value at end of period	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522	$13.371
Number of Accumulation Units outstanding at end of period (in thousands)	878	1,042	1,456	2,332	2,877	3,591	4,252	4,087	3,400	3,215
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522	$13.371	$12.769
Accumulation Unit Value at end of period	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522	$13.371
Number of Accumulation Units outstanding at end of period (in thousands)	878	1,042	1,456	2,332	2,877	3,591	4,252	4,087	3,400	3,215
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$11.499	$12.980	$12.855	$12.295
Accumulation Unit Value at end of period	$13.551	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$11.499	$12.980	$12.855
Number of Accumulation Units outstanding at end of period (in thousands)	73	85	125	202	233	305	378	392	341	318
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$—	$—	$—
Accumulation Unit Value at end of period	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	906	963	963	977	1,150	1,012	722	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393	$12.880	$12.774	$12.236
Accumulation Unit Value at end of period	$13.285	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393	$12.880	$12.774
Number of Accumulation Units outstanding at end of period (in thousands)	1,515	1,688	1,807	1,638	1,514	1,170	606	265	282	267
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$10.350	$—	$—	$—
Accumulation Unit Value at end of period	$11.859	$12.150	$11.857	$12.450	$12.139	$11.753	$11.344	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	92	65	97	97	76	47	—	—	—

8

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199	$10.025
Accumulation Unit Value at end of period	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199
Number of Accumulation Units outstanding at end of period (in thousands)	274	394	506	967	1,143	1,085	1,163	1,235	292	71
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194	$10.023
Accumulation Unit Value at end of period	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194
Number of Accumulation Units outstanding at end of period (in thousands)	382	569	837	1,238	1,601	1,834	2,201	2,062	521	93
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.475	$12.547	$13.132	$12.610	$12.300	$11.919	$11.079	$10.917	$10.192	$10.022
Accumulation Unit Value at end of period	$11.737	$12.475	$12.547	$13.132	$12.610	$12.300	$11.919	$11.079	$10.917	$10.192
Number of Accumulation Units outstanding at end of period (in thousands)	20	34	38	60	76	87	69	89	41	4
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191	$10.022
Accumulation Unit Value at end of period	$11.683	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191
Number of Accumulation Units outstanding at end of period (in thousands)	266	342	452	876	1,156	1,256	1,222	1,158	518	79
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890	$10.187	$10.021
Accumulation Unit Value at end of period	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890	$10.187
Number of Accumulation Units outstanding at end of period (in thousands)	208	271	445	731	996	974	1,114	1,337	308	48
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890	$10.187	$10.021
Accumulation Unit Value at end of period	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890	$10.187
Number of Accumulation Units outstanding at end of period (in thousands)	208	271	445	731	996	974	1,114	1,337	308	48
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$10.993	$10.870	$10.183	$10.019
Accumulation Unit Value at end of period	$11.364	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$10.993	$10.870	$10.183
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	53	35	43	59	59	46	14	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$—	$—	$—
Accumulation Unit Value at end of period	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	218	287	285	305	356	277	154	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956	$10.850	$10.180	$10.018
Accumulation Unit Value at end of period	$11.207	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956	$10.850	$10.180
Number of Accumulation Units outstanding at end of period (in thousands)	572	684	661	670	638	506	205	82	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$10.254	$—	$—	$—
Accumulation Unit Value at end of period	$10.736	$11.498	$11.651	$12.286	$11.886	$11.681	$11.404	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	22	11	16	14	4	—	—	—

9

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897	$9.988
Accumulation Unit Value at end of period	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897
Number of Accumulation Units outstanding at end of period (in thousands)	489	601	775	1,199	1,453	1,852	2,389	2,431	2,020	815
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881	$9.987
Accumulation Unit Value at end of period	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881
Number of Accumulation Units outstanding at end of period (in thousands)	807	1,134	1,644	2,439	3,029	3,531	4,213	4,301	3,228	1,545
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.943	$13.459	$11.200	$9.715	$10.411	$9.497	$6.931	$12.013	$10.872	$9.986
Accumulation Unit Value at end of period	$13.491	$13.943	$13.459	$11.200	$9.715	$10.411	$9.497	$6.931	$12.013	$10.872
Number of Accumulation Units outstanding at end of period (in thousands)	47	47	48	67	82	88	90	114	89	69
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868	$9.986
Accumulation Unit Value at end of period	$13.425	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868
Number of Accumulation Units outstanding at end of period (in thousands)	383	552	650	1,252	1,676	2,225	2,550	2,759	2,622	1,194
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972	$10.856	$9.985
Accumulation Unit Value at end of period	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972	$10.856
Number of Accumulation Units outstanding at end of period (in thousands)	280	321	487	693	925	1,306	1,545	1,575	1,137	560
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972	$10.856	$9.985
Accumulation Unit Value at end of period	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972	$10.856
Number of Accumulation Units outstanding at end of period (in thousands)	280	321	487	693	925	1,306	1,545	1,575	1,137	560
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$6.865	$11.941	$10.844	$9.984
Accumulation Unit Value at end of period	$13.038	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$6.865	$11.941	$10.844
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	15	22	37	52	61	68	41	7
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$—	$—	$—
Accumulation Unit Value at end of period	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	337	340	280	287	304	297	210	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.347	$12.948	$10.829	$9.440	$10.168	$9.321	$6.837	$11.909	$10.832	$9.983
Accumulation Unit Value at end of period	$12.849	$13.347	$12.948	$10.829	$9.440	$10.168	$9.321	$6.837	$11.909	$10.832
Number of Accumulation Units outstanding at end of period (in thousands)	708	766	782	571	461	340	197	58	41	27
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$10.553	$—	$—	$—
Accumulation Unit Value at end of period	$19.490	$20.295	$19.738	$16.549	$14.462	$15.616	$14.352	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	6	7	6	7	2	6	—	—	—

10

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585	$13.157
Accumulation Unit Value at end of period	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585
Number of Accumulation Units outstanding at end of period (in thousands)	499	561	718	1,094	1,396	1,736	2,126	2,597	3,052	3,235
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013	$10.161
Accumulation Unit Value at end of period	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013
Number of Accumulation Units outstanding at end of period (in thousands)	800	958	1,299	1,823	2,371	3,148	3,723	4,190	4,585	4,330
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.854	$21.781	$17.193	$14.304	$16.009	$14.608	$10.467	$17.324	$15.381	$13.024
Accumulation Unit Value at end of period	$22.919	$21.854	$21.781	$17.193	$14.304	$16.009	$14.608	$10.467	$17.324	$15.381
Number of Accumulation Units outstanding at end of period (in thousands)	69	71	76	90	127	143	166	198	274	285
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235	$12.907
Accumulation Unit Value at end of period	$22.599	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235
Number of Accumulation Units outstanding at end of period (in thousands)	358	426	520	807	1,069	1,380	1,819	2,104	2,732	2,685
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012	$15.135	$12.841
Accumulation Unit Value at end of period	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012	$15.135
Number of Accumulation Units outstanding at end of period (in thousands)	348	407	606	831	1,106	1,383	1,700	1,792	1,573	1,456
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012	$15.135	$12.841
Accumulation Unit Value at end of period	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012	$15.135
Number of Accumulation Units outstanding at end of period (in thousands)	348	407	606	831	1,106	1,383	1,700	1,792	1,573	1,456
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$7.937	$13.183	$11.745	$9.980
Accumulation Unit Value at end of period	$16.958	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$7.937	$13.183	$11.745
Number of Accumulation Units outstanding at end of period (in thousands)	51	50	55	69	81	61	98	127	170	167
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$—	$—	$—
Accumulation Unit Value at end of period	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	651	706	652	582	723	595	441	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	$11.999	$10.706	$9.111
Accumulation Unit Value at end of period	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	$11.999	$10.706
Number of Accumulation Units outstanding at end of period (in thousands)	1,067	965	980	875	854	675	312	189	205	214
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$9.573	$—	$—	$—
Accumulation Unit Value at end of period	$22.040	$21.175	$21.262	$16.910	$14.174	$15.983	$14.694	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	10	12	17	15	3	—	—	—

11

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843	$17.081
Accumulation Unit Value at end of period	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843
Number of Accumulation Units outstanding at end of period (in thousands)	273	317	381	461	625	821	953	1,099	1,517	1,547
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282	$12.549
Accumulation Unit Value at end of period	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282
Number of Accumulation Units outstanding at end of period (in thousands)	460	621	871	1,265	1,628	2,121	2,689	2,656	3,260	3,005
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$24.549	$24.512	$19.485	$16.812	$21.203	$17.661	$11.165	$24.496	$20.571	$16.909
Accumulation Unit Value at end of period	$24.139	$24.549	$24.512	$19.485	$16.812	$21.203	$17.661	$11.165	$24.496	$20.571
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	23	28	62	67	83	76	102	110
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375	$16.756
Accumulation Unit Value at end of period	$23.802	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375
Number of Accumulation Units outstanding at end of period (in thousands)	301	373	444	481	676	990	1,184	1,307	1,910	1,973
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055	$20.241	$16.671
Accumulation Unit Value at end of period	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055	$20.241
Number of Accumulation Units outstanding at end of period (in thousands)	244	282	388	561	735	1,069	1,380	1,291	1,344	1,225
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055	$20.241	$16.671
Accumulation Unit Value at end of period	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055	$20.241
Number of Accumulation Units outstanding at end of period (in thousands)	244	282	388	561	735	1,069	1,380	1,291	1,344	1,225
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$8.053	$17.731	$14.942	$12.325
Accumulation Unit Value at end of period	$16.990	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$8.053	$17.731	$14.942
Number of Accumulation Units outstanding at end of period (in thousands)	23	22	35	42	52	84	85	100	235	184
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$—	$—	$—
Accumulation Unit Value at end of period	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	297	323	332	362	496	490	272	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	$17.366	$14.656	$12.107
Accumulation Unit Value at end of period	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	$17.366	$14.656
Number of Accumulation Units outstanding at end of period (in thousands)	522	542	564	514	620	577	284	186	202	184
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$9.850	$—	$—	$—
Accumulation Unit Value at end of period	$21.716	$22.251	$22.385	$17.927	$15.585	$19.803	$16.620	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	18	12	11	14	7	3	—	—	—

12

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181	$13.080
Accumulation Unit Value at end of period	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181
Number of Accumulation Units outstanding at end of period (in thousands)	3,116	3,699	4,818	6,518	8,075	9,796	11,953	14,679	17,290	18,524
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792	$9.050
Accumulation Unit Value at end of period	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792
Number of Accumulation Units outstanding at end of period (in thousands)	5,377	7,055	10,032	14,683	19,488	24,949	29,921	33,047	34,759	33,246
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.866	$18.669	$14.632	$12.656	$13.482	$11.583	$8.472	$15.419	$13.995	$12.948
Accumulation Unit Value at end of period	$20.819	$19.866	$18.669	$14.632	$12.656	$13.482	$11.583	$8.472	$15.419	$13.995
Number of Accumulation Units outstanding at end of period (in thousands)	265	289	352	469	620	769	929	1,056	1,332	1,531
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862	$12.831
Accumulation Unit Value at end of period	$20.529	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862
Number of Accumulation Units outstanding at end of period (in thousands)	2,450	3,003	3,859	6,063	8,486	10,656	13,385	15,241	18,968	20,465
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142	$13.770	$12.765
Accumulation Unit Value at end of period	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142	$13.770
Number of Accumulation Units outstanding at end of period (in thousands)	2,505	3,081	4,047	5,766	7,758	10,091	12,234	13,450	12,822	13,143
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142	$13.770	$12.765
Accumulation Unit Value at end of period	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142	$13.770
Number of Accumulation Units outstanding at end of period (in thousands)	2,505	3,081	4,047	5,766	7,758	10,091	12,234	13,450	12,822	13,143
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$5.755	$10.511	$9.574	$8.888
Accumulation Unit Value at end of period	$13.800	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$5.755	$10.511	$9.574
Number of Accumulation Units outstanding at end of period (in thousands)	352	399	462	614	820	1,120	1,442	1,615	1,513	1,488
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$—	$—	$—
Accumulation Unit Value at end of period	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,056	3,480	3,531	3,262	3,975	3,340	1,944	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	$10.469	$9.549	$8.879
Accumulation Unit Value at end of period	$13.580	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	$10.469	$9.549
Number of Accumulation Units outstanding at end of period (in thousands)	7,296	7,815	7,685	6,410	6,019	4,841	2,715	1,668	1,813	2,021
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$9.446	$—	$—	$—
Accumulation Unit Value at end of period	$24.072	$23.144	$21.913	$17.303	$15.079	$16.184	$14.010	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	172	195	204	161	180	139	39	—	—	—

13

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750	$12.134
Accumulation Unit Value at end of period	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750
Number of Accumulation Units outstanding at end of period (in thousands)	3,226	3,855	5,069	6,921	8,406	10,086	11,936	14,761	17,696	19,476
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798	$12.201
Accumulation Unit Value at end of period	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798
Number of Accumulation Units outstanding at end of period (in thousands)	3,781	5,018	7,080	10,530	13,974	17,957	21,342	23,847	25,475	24,685
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.880	$17.402	$13.291	$11.536	$11.983	$10.966	$8.520	$13.979	$13.570	$12.011
Accumulation Unit Value at end of period	$18.785	$18.880	$17.402	$13.291	$11.536	$11.983	$10.966	$8.520	$13.979	$13.570
Number of Accumulation Units outstanding at end of period (in thousands)	381	436	494	620	749	853	997	1,163	1,459	1,660
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441	$11.903
Accumulation Unit Value at end of period	$18.523	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441
Number of Accumulation Units outstanding at end of period (in thousands)	2,582	3,196	4,094	6,204	8,500	10,642	13,600	15,422	19,545	20,994
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727	$13.352	$11.842
Accumulation Unit Value at end of period	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727	$13.352
Number of Accumulation Units outstanding at end of period (in thousands)	2,709	3,268	4,279	6,188	8,226	10,589	13,035	14,385	14,288	14,895
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727	$13.352	$11.842
Accumulation Unit Value at end of period	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727	$13.352
Number of Accumulation Units outstanding at end of period (in thousands)	2,709	3,268	4,279	6,188	8,226	10,589	13,035	14,385	14,288	14,895
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$8.411	$13.849	$13.491	$11.983
Accumulation Unit Value at end of period	$18.097	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$8.411	$13.849	$13.491
Number of Accumulation Units outstanding at end of period (in thousands)	241	272	308	436	550	722	894	966	950	925
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$—	$—	$—
Accumulation Unit Value at end of period	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,272	2,566	2,640	2,451	2,803	2,344	1,280	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	$13.942	$13.601	$12.099
Accumulation Unit Value at end of period	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	$13.942	$13.601
Number of Accumulation Units outstanding at end of period (in thousands)	4,399	4,854	4,794	4,042	3,760	3,002	1,809	1,345	1,486	1,706
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$9.281	$—	$—	$—
Accumulation Unit Value at end of period	$21.481	$21.753	$20.200	$15.545	$13.594	$14.226	$13.117	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	163	207	229	186	165	105	33	—	—	—

14

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137	$13.788
Accumulation Unit Value at end of period	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137
Number of Accumulation Units outstanding at end of period (in thousands)	803	943	1,207	1,535	1,886	2,313	2,747	3,513	4,174	4,450
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215	$10.458
Accumulation Unit Value at end of period	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215
Number of Accumulation Units outstanding at end of period (in thousands)	1,339	1,752	2,366	3,460	4,532	5,696	6,725	7,606	8,017	7,753
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.441	$18.269	$15.315	$13.245	$15.698	$14.928	$10.639	$18.745	$15.925	$13.649
Accumulation Unit Value at end of period	$16.330	$17.441	$18.269	$15.315	$13.245	$15.698	$14.928	$10.639	$18.745	$15.925
Number of Accumulation Units outstanding at end of period (in thousands)	64	73	80	120	167	191	221	262	324	345
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774	$13.526
Accumulation Unit Value at end of period	$16.102	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774
Number of Accumulation Units outstanding at end of period (in thousands)	703	819	977	1,434	2,007	2,512	3,154	3,547	4,369	4,113
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670	$13.457
Accumulation Unit Value at end of period	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670
Number of Accumulation Units outstanding at end of period (in thousands)	663	789	1,019	1,459	1,909	2,448	3,010	3,378	3,243	3,210
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670	$13.457
Accumulation Unit Value at end of period	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670
Number of Accumulation Units outstanding at end of period (in thousands)	663	789	1,019	1,459	1,909	2,448	3,010	3,378	3,243	3,210
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$7.923	$14.008	$11.943	$10.271
Accumulation Unit Value at end of period	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$7.923	$14.008	$11.943
Number of Accumulation Units outstanding at end of period (in thousands)	59	76	98	109	141	199	243	249	360	336
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$—	$—	$—
Accumulation Unit Value at end of period	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	719	757	766	847	1,041	856	527	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	$12.707	$10.850	$9.345
Accumulation Unit Value at end of period	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	$12.707	$10.850
Number of Accumulation Units outstanding at end of period (in thousands)	1,893	2,003	2,086	1,769	1,712	1,414	770	417	462	468
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$9.374	$—	$—	$—
Accumulation Unit Value at end of period	$15.668	$16.860	$17.794	$15.029	$13.095	$15.638	$14.982	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	53	46	60	63	32	22	—	—	—

15

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665	$16.611
Accumulation Unit Value at end of period	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665
Number of Accumulation Units outstanding at end of period (in thousands)	202	234	295	466	609	851	937	977	1,124	1,137
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273	$15.575
Accumulation Unit Value at end of period	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273
Number of Accumulation Units outstanding at end of period (in thousands)	277	375	529	758	981	1,263	1,379	1,330	1,638	1,360
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.577	$28.309	$25.918	$22.430	$26.580	$22.993	$15.667	$27.724	$21.382	$16.443
Accumulation Unit Value at end of period	$24.294	$25.577	$28.309	$25.918	$22.430	$26.580	$22.993	$15.667	$27.724	$21.382
Number of Accumulation Units outstanding at end of period (in thousands)	18	23	23	43	57	86	91	77	119	108
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179	$16.295
Accumulation Unit Value at end of period	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179
Number of Accumulation Units outstanding at end of period (in thousands)	170	196	237	476	640	983	1,116	1,189	1,434	1,267
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039	$16.212
Accumulation Unit Value at end of period	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039
Number of Accumulation Units outstanding at end of period (in thousands)	180	208	300	467	597	841	1,021	993	824	693
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039	$16.212
Accumulation Unit Value at end of period	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039
Number of Accumulation Units outstanding at end of period (in thousands)	180	208	300	467	597	841	1,021	993	824	693
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$14.422	$25.611	$19.822	$15.297
Accumulation Unit Value at end of period	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$14.422	$25.611	$19.822
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	21	29	43	54	57	54	41
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$—	$—	$—
Accumulation Unit Value at end of period	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	224	249	230	296	285	137	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289	$25.412	$19.697	$15.224
Accumulation Unit Value at end of period	$21.395	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289	$25.412	$19.697
Number of Accumulation Units outstanding at end of period (in thousands)	402	435	471	446	486	454	255	157	85	89
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$10.484	$—	$—	$—
Accumulation Unit Value at end of period	$15.426	$16.363	$18.247	$16.831	$14.676	$17.522	$15.272	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	36	50	37	48	53	22	—	—	—

16

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818	$10.454
Accumulation Unit Value at end of period	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	36	52	71	75	94	88	149	52
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778	$10.437
Accumulation Unit Value at end of period	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778
Number of Accumulation Units outstanding at end of period (in thousands)	93	195	167	283	374	463	487	450	411	333
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.958	$15.336	$11.374	$10.615	$11.370	$9.978	$7.652	$12.062	$10.759	$10.428
Accumulation Unit Value at end of period	$16.333	$15.958	$15.336	$11.374	$10.615	$11.370	$9.978	$7.652	$12.062	$10.759
Number of Accumulation Units outstanding at end of period (in thousands)	10	5	1	7	12	11	13	11	11	4
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749	$10.424
Accumulation Unit Value at end of period	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749
Number of Accumulation Units outstanding at end of period (in thousands)	49	58	77	150	194	237	253	234	213	102
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719	$10.411
Accumulation Unit Value at end of period	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719
Number of Accumulation Units outstanding at end of period (in thousands)	56	76	88	127	123	122	149	78	62	50
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719	$10.411
Accumulation Unit Value at end of period	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719
Number of Accumulation Units outstanding at end of period (in thousands)	56	76	88	127	123	122	149	78	62	50
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550	$11.943	$10.690	$10.398
Accumulation Unit Value at end of period	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550	$11.943	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	8	8	11	12	13	8	9	3
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$—	$—	$—
Accumulation Unit Value at end of period	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	62	57	32	28	12	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506	$11.892	$10.660	$10.385
Accumulation Unit Value at end of period	$15.471	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506	$11.892	$10.660
Number of Accumulation Units outstanding at end of period (in thousands)	142	157	136	113	80	26	11	5	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$10.035	$—	$—	$—
Accumulation Unit Value at end of period	$20.325	$20.007	$19.372	$14.476	$13.611	$14.690	$12.988	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	2	1	—	—	—	—	—

17

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564	$13.382
Accumulation Unit Value at end of period	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564
Number of Accumulation Units outstanding at end of period (in thousands)	1,238	1,623	2,113	3,231	4,039	4,762	5,520	6,439	7,494	6,794
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Accumulation Unit Value at end of period	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.140	$19.631	$17.568	$15.902	$15.838	$14.333	$10.778	$15.624	$15.355	$13.242
Accumulation Unit Value at end of period	$18.358	$20.140	$19.631	$17.568	$15.902	$15.838	$14.333	$10.778	$15.624	$15.355
Number of Accumulation Units outstanding at end of period (in thousands)	188	231	246	292	406	493	576	616	807	747
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312	$13.211
Accumulation Unit Value at end of period	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,462	1,806	3,384	4,660	5,732	6,844	7,492	9,124	7,699
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211	$13.144
Accumulation Unit Value at end of period	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	1,046	1,316	1,850	2,732	3,668	4,543	5,349	5,788	6,167	5,986
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211	$13.144
Accumulation Unit Value at end of period	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	1,046	1,316	1,850	2,732	3,668	4,543	5,349	5,788	6,167	5,986
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535	$15.325	$15.114	$13.080
Accumulation Unit Value at end of period	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535	$15.325	$15.114
Number of Accumulation Units outstanding at end of period (in thousands)	61	78	88	132	162	207	279	339	340	310
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$—	$—	$—
Accumulation Unit Value at end of period	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	888	1,083	1,195	1,044	1,096	847	377	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.927	$18.541	$16.676	$15.170	$15.184	$13.810	$10.437	$15.206	$15.019	$13.017
Accumulation Unit Value at end of period	$17.166	$18.927	$18.541	$16.676	$15.170	$15.184	$13.810	$10.437	$15.206	$15.019
Number of Accumulation Units outstanding at end of period (in thousands)	2,775	3,125	3,059	2,506	2,263	1,493	849	414	522	519
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$10.691	$—	$—	$—
Accumulation Unit Value at end of period	$17.278	$19.098	$18.755	$16.910	$15.422	$15.475	$14.110	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	72	70	57	66	57	8	—	—	—

18

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893	$10.902
Accumulation Unit Value at end of period	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893
Number of Accumulation Units outstanding at end of period (in thousands)	209	237	279	354	466	554	640	754	868	914
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Accumulation Unit Value at end of period	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	343	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.183	$14.673	$11.631	$10.554	$10.927	$9.985	$7.848	$12.223	$11.733	$10.788
Accumulation Unit Value at end of period	$16.762	$16.183	$14.673	$11.631	$10.554	$10.927	$9.985	$7.848	$12.223	$11.733
Number of Accumulation Units outstanding at end of period (in thousands)	21	24	29	39	50	61	67	76	89	103
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700	$10.763
Accumulation Unit Value at end of period	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700
Number of Accumulation Units outstanding at end of period (in thousands)	143	188	233	392	514	646	847	960	1,091	1,015
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622	$10.708
Accumulation Unit Value at end of period	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	253	328	383	550	756	933	1,147	1,283	1,362	1,472
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622	$10.708
Accumulation Unit Value at end of period	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	253	328	383	550	756	933	1,147	1,283	1,362	1,472
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$11.989	$11.548	$10.656
Accumulation Unit Value at end of period	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$11.989	$11.548
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	17	23	32	34	39	46	49	61
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$—	$—	$—
Accumulation Unit Value at end of period	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	170	164	183	237	178	66	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$7.600	$11.896	$11.476	$10.605
Accumulation Unit Value at end of period	$15.674	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$7.600	$11.896	$11.476
Number of Accumulation Units outstanding at end of period (in thousands)	478	444	445	364	345	247	160	143	164	188
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$10.148	$—	$—	$—
Accumulation Unit Value at end of period	$20.567	$20.005	$18.275	$14.595	$13.344	$13.919	$12.815	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	15	17	19	12	5	—	—	—

19

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915	$16.453
Accumulation Unit Value at end of period	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915
Number of Accumulation Units outstanding at end of period (in thousands)	272	359	434	628	738	929	1,091	1,173	1,481	1,299
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.629	$26.651	$21.295	$19.155	$20.129	$18.333	$15.159	$21.606	$19.697	$16.322
Accumulation Unit Value at end of period	$26.106	$27.629	$26.651	$21.295	$19.155	$20.129	$18.333	$15.159	$21.606	$19.697
Number of Accumulation Units outstanding at end of period (in thousands)	26	28	38	54	70	77	84	108	150	155
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300
Accumulation Unit Value at end of period	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661
Number of Accumulation Units outstanding at end of period (in thousands)	237	272	345	634	864	1,087	1,369	1,476	1,925	1,473
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553	$16.235
Accumulation Unit Value at end of period	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553
Number of Accumulation Units outstanding at end of period (in thousands)	267	310	433	598	779	1,000	1,275	1,338	1,293	1,194
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553	$16.235
Accumulation Unit Value at end of period	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553
Number of Accumulation Units outstanding at end of period (in thousands)	267	310	433	598	779	1,000	1,275	1,338	1,293	1,194
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$21.256	$19.446	$16.170
Accumulation Unit Value at end of period	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$21.256	$19.446
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	22	36	53	80	78	286	289
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$—	$—	$—
Accumulation Unit Value at end of period	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	262	299	227	283	322	113	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$14.740	$21.114	$19.346	$16.111
Accumulation Unit Value at end of period	$24.512	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$14.740	$21.114	$19.346
Number of Accumulation Units outstanding at end of period (in thousands)	884	946	878	724	785	693	406	302	174	165
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$10.147	$—	$—	$—
Accumulation Unit Value at end of period	$16.581	$17.680	$17.183	$13.833	$12.537	$13.273	$12.180	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	37	43	53	58	30	—	—	—

20

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191	$14.763
Accumulation Unit Value at end of period	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191
Number of Accumulation Units outstanding at end of period (in thousands)	1,011	1,217	1,552	2,008	2,472	2,946	3,568	4,577	6,057	6,545
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342	$14.062
Accumulation Unit Value at end of period	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342
Number of Accumulation Units outstanding at end of period (in thousands)	1,136	1,553	2,206	3,396	4,627	5,947	7,101	7,859	9,098	8,358
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.565	$19.576	$15.563	$13.891	$14.314	$13.126	$10.619	$17.217	$16.966	$14.614
Accumulation Unit Value at end of period	$19.173	$20.565	$19.576	$15.563	$13.891	$14.314	$13.126	$10.619	$17.217	$16.966
Number of Accumulation Units outstanding at end of period (in thousands)	65	83	93	136	176	223	285	339	500	565
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805	$14.482
Accumulation Unit Value at end of period	$18.905	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805
Number of Accumulation Units outstanding at end of period (in thousands)	1,128	1,352	1,667	2,024	2,696	3,462	4,441	5,109	7,090	7,282
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907	$16.694	$14.408
Accumulation Unit Value at end of period	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907	$16.694
Number of Accumulation Units outstanding at end of period (in thousands)	718	889	1,182	1,792	2,449	3,115	3,784	4,203	4,197	4,035
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907	$16.694	$14.408
Accumulation Unit Value at end of period	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907	$16.694
Number of Accumulation Units outstanding at end of period (in thousands)	718	889	1,182	1,792	2,449	3,115	3,784	4,203	4,197	4,035
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$9.930	$16.158	$15.978	$13.811
Accumulation Unit Value at end of period	$17.496	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$9.930	$16.158	$15.978
Number of Accumulation Units outstanding at end of period (in thousands)	81	95	107	153	202	243	296	352	372	341
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$—	$—	$—
Accumulation Unit Value at end of period	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	793	886	873	760	889	701	374	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	$16.664	$16.503	$14.286
Accumulation Unit Value at end of period	$17.829	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	$16.664	$16.503
Number of Accumulation Units outstanding at end of period (in thousands)	1,659	1,862	1,770	1,339	1,295	959	568	366	440	502
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$10.325	$—	$—	$—
Accumulation Unit Value at end of period	$17.689	$19.117	$18.334	$14.685	$13.206	$13.711	$12.668	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	47	46	61	56	33	10	—	—	—

21

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457	$13.417
Accumulation Unit Value at end of period	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457
Number of Accumulation Units outstanding at end of period (in thousands)	781	985	1,250	1,654	1,902	2,162	2,300	2,701	3,017	2,775
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344	$13.345
Accumulation Unit Value at end of period	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	1,222	1,673	2,394	3,410	4,625	5,505	6,019	6,643	7,375	6,669
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.981	$20.616	$16.209	$14.762	$14.201	$12.003	$10.430	$14.589	$15.288	$13.310
Accumulation Unit Value at end of period	$20.770	$21.981	$20.616	$16.209	$14.762	$14.201	$12.003	$10.430	$14.589	$15.288
Number of Accumulation Units outstanding at end of period (in thousands)	78	111	115	131	154	159	157	201	230	288
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260	$13.292
Accumulation Unit Value at end of period	$20.639	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260
Number of Accumulation Units outstanding at end of period (in thousands)	879	1,102	1,304	2,007	2,544	3,082	3,247	3,640	3,902	3,344
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454	$15.176	$13.239
Accumulation Unit Value at end of period	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454	$15.176
Number of Accumulation Units outstanding at end of period (in thousands)	648	778	1,015	1,370	1,696	1,950	2,167	2,455	2,833	3,074
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454	$15.176	$13.239
Accumulation Unit Value at end of period	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454	$15.176
Number of Accumulation Units outstanding at end of period (in thousands)	648	778	1,015	1,370	1,696	1,950	2,167	2,455	2,833	3,074
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$10.225	$14.353	$15.093	$13.186
Accumulation Unit Value at end of period	$19.869	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$10.225	$14.353	$15.093
Number of Accumulation Units outstanding at end of period (in thousands)	47	54	60	79	105	153	187	195	169	181
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$—	$—	$—
Accumulation Unit Value at end of period	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	472	560	633	599	568	391	133	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.742	$19.551	$15.449	$14.140	$13.671	$11.613	$10.142	$14.258	$15.015	$13.138
Accumulation Unit Value at end of period	$19.501	$20.742	$19.551	$15.449	$14.140	$13.671	$11.613	$10.142	$14.258	$15.015
Number of Accumulation Units outstanding at end of period (in thousands)	1,406	1,518	1,510	1,155	992	615	370	249	298	321
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$10.399	$—	$—	$—
Accumulation Unit Value at end of period	$19.648	$20.950	$19.797	$15.682	$14.390	$13.947	$11.877	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	43	50	39	46	34	13	—	—	—

22

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$9.250	$—
Accumulation Unit Value at end of period	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	111	160	136	184	232	176	179	1	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$9.247	$—
Accumulation Unit Value at end of period	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	145	269	325	408	873	415	889	4	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.956	$14.150	$10.591	$9.122	$9.665	$7.686	$6.068	$9.238	$9.246	$—
Accumulation Unit Value at end of period	$12.675	$13.956	$14.150	$10.591	$9.122	$9.665	$7.686	$6.068	$9.238	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	9	14	26	22	9	34	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$9.245	$—
Accumulation Unit Value at end of period	$12.623	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	143	175	145	258	277	210	311	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$9.243	$—
Accumulation Unit Value at end of period	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	80	151	149	268	301	224	228	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$9.243	$—
Accumulation Unit Value at end of period	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	80	151	149	268	301	224	228	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$6.041	$9.229	$9.241	$—
Accumulation Unit Value at end of period	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$6.041	$9.229	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	18	3	3	5	3	11	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$—	$—	$—
Accumulation Unit Value at end of period	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	115	100	124	118	44	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029	$9.225	$9.239	$—
Accumulation Unit Value at end of period	$12.161	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029	$9.225	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	206	205	217	157	186	23	101	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$10.629	$—	$—	$—
Accumulation Unit Value at end of period	$21.066	$23.369	$23.873	$18.002	$15.622	$16.677	$13.362	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	7	8	4	27	8	—	—	—

23

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305	$12.445
Accumulation Unit Value at end of period	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305
Number of Accumulation Units outstanding at end of period (in thousands)	344	423	545	646	796	989	1,151	1,419	1,713	1,889
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646	$7.166
Accumulation Unit Value at end of period	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646
Number of Accumulation Units outstanding at end of period (in thousands)	730	972	1,376	1,861	2,428	3,497	3,499	3,555	3,543	3,280
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.626	$19.570	$14.444	$13.287	$14.236	$11.374	$8.078	$14.325	$13.131	$12.319
Accumulation Unit Value at end of period	$19.690	$20.626	$19.570	$14.444	$13.287	$14.236	$11.374	$8.078	$14.325	$13.131
Number of Accumulation Units outstanding at end of period (in thousands)	35	41	59	81	102	122	132	142	152	171
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006	$12.208
Accumulation Unit Value at end of period	$19.415	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006
Number of Accumulation Units outstanding at end of period (in thousands)	399	470	596	771	938	1,356	1,621	1,839	2,307	2,614
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067	$12.920	$12.145
Accumulation Unit Value at end of period	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067	$12.920
Number of Accumulation Units outstanding at end of period (in thousands)	345	420	530	663	845	1,039	1,239	1,204	1,053	896
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067	$12.920	$12.145
Accumulation Unit Value at end of period	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067	$12.920
Number of Accumulation Units outstanding at end of period (in thousands)	345	420	530	663	845	1,039	1,239	1,204	1,053	896
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$4.567	$8.127	$7.476	$7.038
Accumulation Unit Value at end of period	$10.862	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$4.567	$8.127	$7.476
Number of Accumulation Units outstanding at end of period (in thousands)	55	69	80	86	108	147	184	213	209	207
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$—	$—	$—
Accumulation Unit Value at end of period	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	544	578	685	597	679	612	347	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	$8.028	$7.396	$6.973
Accumulation Unit Value at end of period	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	$8.028	$7.396
Number of Accumulation Units outstanding at end of period (in thousands)	961	1,034	1,103	925	944	734	331	214	222	220
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$10.051	$—	$—	$—
Accumulation Unit Value at end of period	$23.246	$24.534	$23.453	$17.440	$16.164	$17.449	$14.046	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	35	25	35	22	4	—	—	—

24

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277	$14.314
Accumulation Unit Value at end of period	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277
Number of Accumulation Units outstanding at end of period (in thousands)	620	824	1,033	1,432	1,656	1,911	2,089	2,178	2,433	2,382
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539	$13.650
Accumulation Unit Value at end of period	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539
Number of Accumulation Units outstanding at end of period (in thousands)	725	965	1,348	2,120	2,607	3,253	3,540	3,431	3,268	2,932
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.011	$20.980	$20.665	$18.627	$18.481	$16.945	$13.701	$15.703	$15.077	$14.169
Accumulation Unit Value at end of period	$19.859	$21.011	$20.980	$20.665	$18.627	$18.481	$16.945	$13.701	$15.703	$15.077
Number of Accumulation Units outstanding at end of period (in thousands)	94	102	108	141	160	193	217	242	273	248
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934	$14.041
Accumulation Unit Value at end of period	$19.583	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934
Number of Accumulation Units outstanding at end of period (in thousands)	542	665	854	1,517	1,797	2,164	2,723	2,508	3,075	2,856
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835	$13.970
Accumulation Unit Value at end of period	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	584	738	943	1,286	1,589	1,806	2,097	1,976	1,826	1,827
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835	$13.970
Accumulation Unit Value at end of period	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	584	738	943	1,286	1,589	1,806	2,097	1,976	1,826	1,827
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$12.828	$14.754	$14.216	$13.406
Accumulation Unit Value at end of period	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$12.828	$14.754	$14.216
Number of Accumulation Units outstanding at end of period (in thousands)	59	72	96	111	136	204	236	255	227	259
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$—	$—	$—
Accumulation Unit Value at end of period	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	617	653	720	646	674	570	324	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	$14.736	$14.219	$13.430
Accumulation Unit Value at end of period	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	$14.736	$14.219
Number of Accumulation Units outstanding at end of period (in thousands)	1,249	1,437	1,481	1,276	1,154	849	450	176	177	206
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$10.490	$—	$—	$—
Accumulation Unit Value at end of period	$14.427	$15.379	$15.472	$15.354	$13.944	$13.939	$12.877	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	56	56	54	63	37	6	—	—	—

25

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110	$1.077
Accumulation Unit Value at end of period	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	9,535	11,633	15,940	23,961	31,385	30,309	44,174	81,177	37,299	30,252
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044	$1.016
Accumulation Unit Value at end of period	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336	47,059	27,480
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.006	$1.025	$1.045	$1.065	$1.086	$1.108	$1.129	$1.127	$1.095	$1.067
Accumulation Unit Value at end of period	$0.988	$1.006	$1.025	$1.045	$1.065	$1.086	$1.108	$1.129	$1.127	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	571	811	1,102	1,493	3,045	2,680	3,583	5,283	3,075	1,597
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085	$1.057
Accumulation Unit Value at end of period	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	7,991	10,612	14,155	25,265	36,251	37,863	52,220	89,434	50,471	32,390
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078	$1.052
Accumulation Unit Value at end of period	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,625	5,981	9,773	21,381	29,081	32,513	44,867	78,137	28,706	15,931
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078	$1.052
Accumulation Unit Value at end of period	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,625	5,981	9,773	21,381	29,081	32,513	44,867	78,137	28,706	15,931
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$1.045	$1.047	$1.021	$0.998
Accumulation Unit Value at end of period	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$1.045	$1.047	$1.021
Number of Accumulation Units outstanding at end of period (in thousands)	598	583	838	964	1,205	2,073	3,736	4,913	2,002	1,102
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$—	$—	$—
Accumulation Unit Value at end of period	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,476	3,094	4,086	6,659	9,911	5,688	4,455	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035	$1.039	$1.014	$0.993
Accumulation Unit Value at end of period	$0.875	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035	$1.039	$1.014
Number of Accumulation Units outstanding at end of period (in thousands)	7,943	8,172	8,509	13,434	12,863	7,480	7,564	5,371	1,446	1,984
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$9.979	$—	$—	$—
Accumulation Unit Value at end of period	$8.285	$8.501	$8.725	$8.963	$9.209	$9.461	$9.720	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	50	55	68	67	60	44	—	—	—

26

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.135	$14.189	$10.293	$9.201	$10.723	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.632	$15.135	$14.189	$10.293	$9.201	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	150	158	196	332	175	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.020	$14.110	$10.256	$9.186	$10.720	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.483	$15.020	$14.110	$10.256	$9.186	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	207	275	341	465	344	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.963	$14.071	$10.238	$9.179	$10.719	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.409	$14.963	$14.071	$10.238	$9.179	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	37	33	41	15	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.935	$14.051	$10.229	$9.176	$10.718	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.372	$14.935	$14.051	$10.229	$9.176	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	198	245	325	438	268	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.850	$13.992	$10.201	$9.165	$10.716	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.262	$14.850	$13.992	$10.201	$9.165	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	289	321	443	238	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.850	$13.992	$10.201	$9.165	$10.716	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.262	$14.850	$13.992	$10.201	$9.165	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	289	321	443	238	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.766	$13.934	$10.174	$9.154	$10.714	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.153	$14.766	$13.934	$10.174	$9.154	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	57	36	59	28	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.710	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.081	$14.710	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	222	205	118	123	50	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.683	$13.876	$10.147	$9.143	$10.712	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.045	$14.683	$13.876	$10.147	$9.143	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	193	207	179	161	91	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.544	$13.779	$10.101	$9.125	$10.709	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.865	$14.544	$13.779	$10.101	$9.125	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	32	30	12	1	—	—	—	—	—

27

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798	$10.277
Accumulation Unit Value at end of period	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798
Number of Accumulation Units outstanding at end of period (in thousands)	374	446	568	605	815	926	1,063	1,266	1,396	1,557
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754	$10.260
Accumulation Unit Value at end of period	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	404	531	747	1,186	1,887	2,459	2,910	3,165	3,648	4,063
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.953	$15.985	$12.611	$11.291	$11.521	$10.723	$8.523	$12.440	$11.733	$10.252
Accumulation Unit Value at end of period	$15.667	$16.953	$15.985	$12.611	$11.291	$11.521	$10.723	$8.523	$12.440	$11.733
Number of Accumulation Units outstanding at end of period (in thousands)	37	46	51	65	88	123	134	133	166	190
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722	$10.247
Accumulation Unit Value at end of period	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722
Number of Accumulation Units outstanding at end of period (in thousands)	387	434	559	510	693	927	1,229	1,275	1,743	2,055
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690	$10.234
Accumulation Unit Value at end of period	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690
Number of Accumulation Units outstanding at end of period (in thousands)	361	468	605	921	1,283	1,791	2,207	2,259	2,511	2,770
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690	$10.234
Accumulation Unit Value at end of period	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690
Number of Accumulation Units outstanding at end of period (in thousands)	361	468	605	921	1,283	1,791	2,207	2,259	2,511	2,770
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$8.409	$12.317	$11.658	$10.222
Accumulation Unit Value at end of period	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$8.409	$12.317	$11.658
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	21	37	57	68	100	92	98	104
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$—	$—	$—
Accumulation Unit Value at end of period	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	213	248	310	353	457	334	132	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.140	$15.294	$12.126	$10.912	$11.190	$10.467	$8.361	$12.265	$11.626	$10.209
Accumulation Unit Value at end of period	$14.840	$16.140	$15.294	$12.126	$10.912	$11.190	$10.467	$8.361	$12.265	$11.626
Number of Accumulation Units outstanding at end of period (in thousands)	502	666	710	568	608	505	322	240	299	344
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$10.173	$—	$—	$—
Accumulation Unit Value at end of period	$17.744	$19.346	$18.379	$14.608	$13.178	$13.548	$12.704	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	25	31	33	29	34	22	—	—	—

28

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100	$1.080
Accumulation Unit Value at end of period	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	8,785	10,547	14,452	21,515	23,810	27,573	33,307	43,351	32,443	26,808
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089	$1.071
Accumulation Unit Value at end of period	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525	71,648	58,221
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.310	$1.283	$1.343	$1.337	$1.263	$1.222	$1.246	$1.131	$1.085	$1.068
Accumulation Unit Value at end of period	$1.289	$1.310	$1.283	$1.343	$1.337	$1.263	$1.222	$1.246	$1.131	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	724	1,008	1,217	1,870	2,529	3,145	2,801	3,287	3,149	3,380
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080	$1.064
Accumulation Unit Value at end of period	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080
Number of Accumulation Units outstanding at end of period (in thousands)	7,494	9,584	12,175	18,991	23,618	29,090	36,975	49,097	40,866	35,410
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073	$1.059
Accumulation Unit Value at end of period	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	7,674	9,579	13,392	23,961	29,043	36,927	43,489	60,777	42,275	37,566
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073	$1.059
Accumulation Unit Value at end of period	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	7,674	9,579	13,392	23,961	29,043	36,927	43,489	60,777	42,275	37,566
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216	$1.108	$1.066	$1.053
Accumulation Unit Value at end of period	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216	$1.108	$1.066
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,219	1,249	1,485	1,856	2,630	3,218	4,038	2,110	2,108
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$—	$—	$—
Accumulation Unit Value at end of period	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,563	5,170	6,392	8,181	9,360	7,501	3,756	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205	$1.099	$1.059	$1.048
Accumulation Unit Value at end of period	$1.203	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205	$1.099	$1.059
Number of Accumulation Units outstanding at end of period (in thousands)	13,481	15,441	16,541	18,828	13,087	10,038	6,911	4,498	4,019	3,934
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$10.139	$10.380	$10.241	$10.804	$10.832	$10.313	$10.052	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	74	76	142	178	109	74	—	—	—

29

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068	$1.639
Accumulation Unit Value at end of period	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068
Number of Accumulation Units outstanding at end of period (in thousands)	1,696	2,096	2,692	2,860	3,343	3,781	4,366	4,619	4,698	3,146
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046	$1.625
Accumulation Unit Value at end of period	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046
Number of Accumulation Units outstanding at end of period (in thousands)	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511	9,741	5,735
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.343	$2.381	$2.040	$1.800	$1.969	$1.779	$1.341	$2.294	$2.039	$1.621
Accumulation Unit Value at end of period	$2.244	$2.343	$2.381	$2.040	$1.800	$1.969	$1.779	$1.341	$2.294	$2.039
Number of Accumulation Units outstanding at end of period (in thousands)	57	68	74	122	153	167	191	240	404	349
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030	$1.615
Accumulation Unit Value at end of period	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030
Number of Accumulation Units outstanding at end of period (in thousands)	2,171	2,417	2,801	3,111	4,170	5,152	6,359	6,988	7,667	4,199
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016	$1.607
Accumulation Unit Value at end of period	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016
Number of Accumulation Units outstanding at end of period (in thousands)	681	791	1,139	1,721	2,515	2,966	3,716	3,945	4,062	2,836
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016	$1.607
Accumulation Unit Value at end of period	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016
Number of Accumulation Units outstanding at end of period (in thousands)	681	791	1,139	1,721	2,515	2,966	3,716	3,945	4,062	2,836
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$1.308	$2.246	$2.003	$1.598
Accumulation Unit Value at end of period	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$1.308	$2.246	$2.003
Number of Accumulation Units outstanding at end of period (in thousands)	53	57	75	106	137	142	212	219	195	253
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$—	$—	$—
Accumulation Unit Value at end of period	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	769	917	955	883	859	792	243	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296	$2.228	$1.990	$1.591
Accumulation Unit Value at end of period	$2.094	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296	$2.228	$1.990
Number of Accumulation Units outstanding at end of period (in thousands)	1,631	1,556	1,492	1,268	1,835	981	642	418	463	322
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$10.644	$—	$—	$—
Accumulation Unit Value at end of period	$16.898	$17.777	$18.203	$15.713	$13.973	$15.393	$14.012	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	11	13	9	7	3	—	—	—

30

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635	$1.495
Accumulation Unit Value at end of period	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635
Number of Accumulation Units outstanding at end of period (in thousands)	2,659	3,084	3,618	4,361	5,641	7,163	8,446	9,973	12,288	13,389
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618	$1.482
Accumulation Unit Value at end of period	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618
Number of Accumulation Units outstanding at end of period (in thousands)	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855	15,280	14,353
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.243	$2.190	$1.734	$1.593	$1.735	$1.551	$1.214	$1.732	$1.613	$1.478
Accumulation Unit Value at end of period	$2.111	$2.243	$2.190	$1.734	$1.593	$1.735	$1.551	$1.214	$1.732	$1.613
Number of Accumulation Units outstanding at end of period (in thousands)	309	432	521	661	820	1,054	1,220	1,298	1,571	1,918
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606	$1.472
Accumulation Unit Value at end of period	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	2,875	3,394	3,936	4,608	6,072	8,082	11,304	12,872	18,871	21,534
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595	$1.465
Accumulation Unit Value at end of period	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595
Number of Accumulation Units outstanding at end of period (in thousands)	2,399	3,040	3,666	5,147	7,075	9,144	10,992	11,141	9,600	9,932
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595	$1.465
Accumulation Unit Value at end of period	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595
Number of Accumulation Units outstanding at end of period (in thousands)	2,399	3,040	3,666	5,147	7,075	9,144	10,992	11,141	9,600	9,932
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185	$1.696	$1.584	$1.457
Accumulation Unit Value at end of period	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185	$1.696	$1.584
Number of Accumulation Units outstanding at end of period (in thousands)	194	306	270	399	554	824	1,038	1,167	1,132	1,002
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$—	$—	$—
Accumulation Unit Value at end of period	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,339	2,772	3,131	3,119	3,589	2,902	1,868	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174	$1.683	$1.574	$1.450
Accumulation Unit Value at end of period	$1.971	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174	$1.683	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	4,973	6,367	6,092	5,754	5,468	3,865	1,816	989	1,045	1,078
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$10.245	$—	$—	$—
Accumulation Unit Value at end of period	$16.902	$18.093	$17.799	$14.196	$13.144	$14.424	$12.986	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	19	31	34	22	11	—	—	—

31

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	44	43	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	46	44	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.000	$13.213	$9.833	$10.010	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.895	$14.000	$13.213	$9.833	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	16	16	2	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.980	$13.201	$9.829	$10.009	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.868	$13.980	$13.201	$9.829	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	37	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	32	28	15	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	32	28	15	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.861	$13.129	$9.805	$10.004	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.710	$13.861	$13.129	$9.805	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	33	23	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.803	$13.093	$9.792	$10.002	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.631	$13.803	$13.093	$9.792	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	35	31	25	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.705	$13.033	$9.772	$9.998	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.501	$13.705	$13.033	$9.772	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	2	2	—	—	—	—	—	—

32

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	535	470	329	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,108	998	493	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.698	$9.888	$9.976	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.512	$9.698	$9.888	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	42	13	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.690	$9.885	$9.976	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.500	$9.690	$9.885	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,050	713	488	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	230	225	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	230	225	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.644	$9.867	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.426	$9.644	$9.867	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	68	33	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	284	228	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.621	$9.859	$9.970	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.389	$9.621	$9.859	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,130	1,068	442	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.583	$9.844	$9.967	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.329	$9.583	$9.844	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	17	16	—	—	—	—	—	—	—

33

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256	$12.341
Accumulation Unit Value at end of period	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	146	169	233	311	355	392	426	430	414	327
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Accumulation Unit Value at end of period	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	152	246	402	524	675	951	1,135	1,128	909	610
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.650	$21.567	$15.997	$14.322	$14.711	$11.670	$9.811	$14.565	$14.119	$12.259
Accumulation Unit Value at end of period	$20.060	$21.650	$21.567	$15.997	$14.322	$14.711	$11.670	$9.811	$14.565	$14.119
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	24	30	34	36	37	66	52	53
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097	$12.246
Accumulation Unit Value at end of period	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097
Number of Accumulation Units outstanding at end of period (in thousands)	156	175	215	240	340	410	500	546	457	321
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029	$12.205
Accumulation Unit Value at end of period	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	69	108	154	193	276	367	448	432	326	267
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029	$12.205
Accumulation Unit Value at end of period	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	69	108	154	193	276	367	448	432	326	267
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634	$14.352	$13.962	$12.165
Accumulation Unit Value at end of period	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634	$14.352	$13.962
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	19	8	20	30	30	24	17	13
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$—	$—	$—
Accumulation Unit Value at end of period	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	87	119	109	117	82	32	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$9.560	$14.263	$13.896	$12.126
Accumulation Unit Value at end of period	$18.874	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$9.560	$14.263	$13.896
Number of Accumulation Units outstanding at end of period (in thousands)	265	280	298	254	210	111	63	33	16	22
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$10.453	$—	$—	$—
Accumulation Unit Value at end of period	$20.279	$22.051	$22.132	$16.540	$14.920	$15.440	$12.341	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	13	10	7	9	13	—	—	—

34

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490	$1.338
Accumulation Unit Value at end of period	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	1,269	1,493	1,679	2,721	3,686	4,785	5,897	7,008	8,743	10,297
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Accumulation Unit Value at end of period	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.592	$1.523	$1.161	$1.006	$1.058	$1.005	$0.692	$1.463	$1.469	$1.324
Accumulation Unit Value at end of period	$1.399	$1.592	$1.523	$1.161	$1.006	$1.058	$1.005	$0.692	$1.463	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	154	174	214	321	381	429	726	786	1,064	1,207
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463	$1.318
Accumulation Unit Value at end of period	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463
Number of Accumulation Units outstanding at end of period (in thousands)	1,875	2,204	2,632	3,998	5,140	6,852	10,280	11,157	16,250	20,671
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453	$1.312
Accumulation Unit Value at end of period	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212	8,096	8,457
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453	$1.312
Accumulation Unit Value at end of period	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212	8,096	8,457
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$1.433	$1.444	$1.305
Accumulation Unit Value at end of period	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$1.433	$1.444
Number of Accumulation Units outstanding at end of period (in thousands)	200	243	252	383	583	1,126	1,286	1,390	1,312	1,310
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$—	$—	$—
Accumulation Unit Value at end of period	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,714	1,813	1,865	1,813	1,975	1,737	1,049	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669	$1.422	$1.435	$1.299
Accumulation Unit Value at end of period	$1.306	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669	$1.422	$1.435
Number of Accumulation Units outstanding at end of period (in thousands)	2,848	3,157	2,705	2,611	2,421	2,022	1,722	966	1,654	1,843
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$10.294	$—	$—	$—
Accumulation Unit Value at end of period	$19.740	$22.636	$21.812	$16.753	$14.623	$15.496	$14.830	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	12	10	14	9	4	—	—	—

35

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Core Equity Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.549	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.168	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	121	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.545	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.149	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.544	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.140	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.543	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.136	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.541	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.122	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.541	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.122	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.538	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.108	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.537	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.098	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.536	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.094	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.532	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.071	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—

36

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412	$12.595
Accumulation Unit Value at end of period	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412
Number of Accumulation Units outstanding at end of period (in thousands)	40	39	54	76	90	104	111	114	148	175
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828	$11.323
Accumulation Unit Value at end of period	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828
Number of Accumulation Units outstanding at end of period (in thousands)	54	65	93	121	127	145	169	158	191	197
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.865	$21.464	$17.123	$14.156	$15.088	$13.693	$10.579	$16.288	$15.210	$12.467
Accumulation Unit Value at end of period	$21.139	$21.865	$21.464	$17.123	$14.156	$15.088	$13.693	$10.579	$16.288	$15.210
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	4	10	9	4	5	5	6	5
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066	$12.355
Accumulation Unit Value at end of period	$20.845	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066
Number of Accumulation Units outstanding at end of period (in thousands)	70	88	98	75	77	111	147	169	267	313
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995	$14.966	$12.292
Accumulation Unit Value at end of period	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995	$14.966
Number of Accumulation Units outstanding at end of period (in thousands)	39	51	67	70	83	99	131	175	150	129
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995	$14.966	$12.292
Accumulation Unit Value at end of period	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995	$14.966
Number of Accumulation Units outstanding at end of period (in thousands)	39	51	67	70	83	99	131	175	150	129
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$9.338	$14.428	$13.520	$11.121
Accumulation Unit Value at end of period	$18.208	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$9.338	$14.428	$13.520
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	7	7	9	10	20	24
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$—	$—	$—
Accumulation Unit Value at end of period	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	58	53	52	40	29	14	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251	$14.316	$13.436	$11.067
Accumulation Unit Value at end of period	$17.851	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251	$14.316	$13.436
Number of Accumulation Units outstanding at end of period (in thousands)	50	60	64	63	59	25	18	14	18	20
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$10.585	$—	$—	$—
Accumulation Unit Value at end of period	$20.070	$20.915	$20.686	$16.627	$13.849	$14.872	$13.598	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	3	10	2	1	1	—	—	—

37

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423	$7.936
Accumulation Unit Value at end of period	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	303	352	472	295	286	343	339	345	498	556
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558	$5.248
Accumulation Unit Value at end of period	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558
Number of Accumulation Units outstanding at end of period (in thousands)	342	500	469	540	855	610	610	726	662	442
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.939	$13.982	$10.418	$9.050	$9.258	$8.185	$6.062	$9.878	$8.312	$7.856
Accumulation Unit Value at end of period	$15.758	$14.939	$13.982	$10.418	$9.050	$9.258	$8.185	$6.062	$9.878	$8.312
Number of Accumulation Units outstanding at end of period (in thousands)	9	13	12	15	17	19	38	25	56	46
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233	$7.785
Accumulation Unit Value at end of period	$15.538	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233
Number of Accumulation Units outstanding at end of period (in thousands)	419	476	597	300	312	350	399	409	543	517
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700	$8.179	$7.745
Accumulation Unit Value at end of period	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700	$8.179
Number of Accumulation Units outstanding at end of period (in thousands)	159	173	201	291	283	239	267	264	261	189
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700	$8.179	$7.745
Accumulation Unit Value at end of period	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700	$8.179
Number of Accumulation Units outstanding at end of period (in thousands)	159	173	201	291	283	239	267	264	261	189
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$3.936	$6.436	$5.435	$5.154
Accumulation Unit Value at end of period	$9.983	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$3.936	$6.436	$5.435
Number of Accumulation Units outstanding at end of period (in thousands)	53	26	34	35	41	44	53	57	63	84
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$—	$—	$—
Accumulation Unit Value at end of period	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	286	294	275	162	60	46	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$3.935	$6.444	$5.450	$5.176
Accumulation Unit Value at end of period	$9.876	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$3.935	$6.444	$5.450
Number of Accumulation Units outstanding at end of period (in thousands)	534	443	488	481	235	171	188	184	82	68
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$10.097	$—	$—	$—
Accumulation Unit Value at end of period	$24.903	$23.787	$22.431	$16.839	$14.738	$15.191	$13.531	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	4	5	6	6	6	4	—	—	—

38

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.602	$10.484	$10.142	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.988	$10.602	$10.484	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	510	629	811	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.569	$10.473	$10.139	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.938	$10.569	$10.473	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	562	1,372	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.554	$10.468	$10.138	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.913	$10.554	$10.468	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	82	120	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.546	$10.465	$10.137	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.901	$10.546	$10.465	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	420	533	782	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.522	$10.457	$10.135	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.863	$10.522	$10.457	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	469	641	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.522	$10.457	$10.135	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.863	$10.522	$10.457	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	469	641	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.498	$10.449	$10.133	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.826	$10.498	$10.449	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	58	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.482	$10.443	$10.132	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.802	$10.482	$10.443	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	399	439	500	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.474	$10.441	$10.131	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.789	$10.474	$10.441	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	628	674	817	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.435	$10.427	$10.127	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.728	$10.435	$10.427	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	72	55	—	—	—	—	—	—	—

39

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698	$8.726
Accumulation Unit Value at end of period	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698
Number of Accumulation Units outstanding at end of period (in thousands)	408	507	713	1,167	1,483	1,719	1,912	2,199	2,369	2,328
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502	$8.567
Accumulation Unit Value at end of period	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502
Number of Accumulation Units outstanding at end of period (in thousands)	868	1,112	1,575	2,348	3,343	4,289	5,016	5,411	5,694	5,320
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.563	$13.377	$10.330	$8.838	$9.213	$8.456	$6.795	$10.354	$9.571	$8.637
Accumulation Unit Value at end of period	$14.313	$14.563	$13.377	$10.330	$8.838	$9.213	$8.456	$6.795	$10.354	$9.571
Number of Accumulation Units outstanding at end of period (in thousands)	44	60	70	91	109	140	160	174	209	248
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480	$8.559
Accumulation Unit Value at end of period	$14.113	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480
Number of Accumulation Units outstanding at end of period (in thousands)	394	519	661	1,112	1,449	1,865	2,270	2,535	2,836	2,373
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167	$9.417	$8.516
Accumulation Unit Value at end of period	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167	$9.417
Number of Accumulation Units outstanding at end of period (in thousands)	431	574	777	1,221	1,695	2,142	2,652	2,926	3,026	3,137
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167	$9.417	$8.516
Accumulation Unit Value at end of period	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167	$9.417
Number of Accumulation Units outstanding at end of period (in thousands)	431	574	777	1,221	1,695	2,142	2,652	2,926	3,026	3,137
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$6.550	$10.015	$9.291	$8.414
Accumulation Unit Value at end of period	$13.463	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$6.550	$10.015	$9.291
Number of Accumulation Units outstanding at end of period (in thousands)	20	28	41	48	69	77	114	150	147	140
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$—	$—	$—
Accumulation Unit Value at end of period	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	300	333	388	437	577	419	171	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	$10.152	$9.432	$8.554
Accumulation Unit Value at end of period	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	$10.152	$9.432
Number of Accumulation Units outstanding at end of period (in thousands)	726	868	965	861	889	644	411	303	337	372
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$10.218	$—	$—	$—
Accumulation Unit Value at end of period	$20.424	$20.938	$19.378	$15.076	$12.995	$13.649	$12.622	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	28	30	31	21	9	—	—	—

40

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.132	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.386	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.113	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.385	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.104	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.384	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.099	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.382	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.085	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.382	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.085	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.379	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.071	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.378	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.062	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.377	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.058	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.373	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.035	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	—	—	—	—	—	—	—	—	—

41

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998	$5.946
Accumulation Unit Value at end of period	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998
Number of Accumulation Units outstanding at end of period (in thousands)	297	285	337	527	689	964	975	1,108	1,400	1,674
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405	$6.362
Accumulation Unit Value at end of period	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405
Number of Accumulation Units outstanding at end of period (in thousands)	235	438	403	521	728	1,316	1,298	1,069	1,185	1,295
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.122	$7.607	$5.632	$4.929	$5.348	$4.206	$3.025	$6.368	$5.912	$5.879
Accumulation Unit Value at end of period	$8.332	$8.122	$7.607	$5.632	$4.929	$5.348	$4.206	$3.025	$6.368	$5.912
Number of Accumulation Units outstanding at end of period (in thousands)	31	39	55	59	104	154	121	100	139	214
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871	$5.841
Accumulation Unit Value at end of period	$8.237	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871
Number of Accumulation Units outstanding at end of period (in thousands)	272	291	396	597	770	1,163	1,405	1,559	2,022	2,492
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269	$5.832	$5.811
Accumulation Unit Value at end of period	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269	$5.832
Number of Accumulation Units outstanding at end of period (in thousands)	316	349	414	506	746	1,027	989	1,006	935	985
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269	$5.832	$5.811
Accumulation Unit Value at end of period	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269	$5.832
Number of Accumulation Units outstanding at end of period (in thousands)	316	349	414	506	746	1,027	989	1,006	935	985
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$3.181	$6.721	$6.262	$6.249
Accumulation Unit Value at end of period	$8.551	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$3.181	$6.721	$6.262
Number of Accumulation Units outstanding at end of period (in thousands)	52	68	80	131	149	174	193	215	209	212
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$—	$—	$—
Accumulation Unit Value at end of period	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	250	240	247	243	290	340	196	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.213	$7.731	$5.753	$5.060	$5.517	$4.361	$3.152	$6.669	$6.223	$6.219
Accumulation Unit Value at end of period	$8.384	$8.213	$7.731	$5.753	$5.060	$5.517	$4.361	$3.152	$6.669	$6.223
Number of Accumulation Units outstanding at end of period (in thousands)	602	398	344	341	299	430	127	63	91	81
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$10.192	$—	$—	$—
Accumulation Unit Value at end of period	$26.640	$26.162	$24.690	$18.418	$16.240	$17.751	$14.066	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	5	7	4	4	9	—	—	—

42

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778	$12.372
Accumulation Unit Value at end of period	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778
Number of Accumulation Units outstanding at end of period (in thousands)	215	263	354	541	657	792	944	1,104	1,291	1,416
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029	$8.124
Accumulation Unit Value at end of period	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029
Number of Accumulation Units outstanding at end of period (in thousands)	488	668	948	1,351	2,085	2,579	3,459	3,750	3,734	3,779
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.982	$25.268	$18.206	$15.314	$17.403	$13.016	$8.133	$13.670	$13.597	$12.247
Accumulation Unit Value at end of period	$22.113	$22.982	$25.268	$18.206	$15.314	$17.403	$13.016	$8.133	$13.670	$13.597
Number of Accumulation Units outstanding at end of period (in thousands)	21	27	39	51	60	81	84	65	100	107
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468	$12.136
Accumulation Unit Value at end of period	$21.804	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	137	202	261	458	663	941	1,107	1,289	1,500	1,431
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424	$13.379	$12.074
Accumulation Unit Value at end of period	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424	$13.379
Number of Accumulation Units outstanding at end of period (in thousands)	173	262	354	567	742	1,006	1,221	1,169	1,256	1,385
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424	$13.379	$12.074
Accumulation Unit Value at end of period	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424	$13.379
Number of Accumulation Units outstanding at end of period (in thousands)	173	262	354	567	742	1,006	1,221	1,169	1,256	1,385
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$5.243	$8.844	$8.828	$7.979
Accumulation Unit Value at end of period	$13.911	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$5.243	$8.844	$8.828
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	40	25	36	50	76	101	87	124
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$—	$—	$—
Accumulation Unit Value at end of period	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	231	234	417	417	527	330	174	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195	$8.775	$8.772	$7.941
Accumulation Unit Value at end of period	$13.638	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195	$8.775	$8.772
Number of Accumulation Units outstanding at end of period (in thousands)	528	653	750	695	768	525	296	233	263	305
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$11.004	$—	$—	$—
Accumulation Unit Value at end of period	$28.387	$29.725	$32.928	$23.904	$20.258	$23.195	$17.478	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	31	10	27	19	14	—	—	—

43

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.510	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.538	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.507	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.521	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.505	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.512	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.504	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.508	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.502	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.495	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.502	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.495	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.500	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.482	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.498	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.473	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.497	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.468	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	197	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.493	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.447	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—

44

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508	$10.590
Accumulation Unit Value at end of period	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	38	33	48	45	43	45	32	48	68	36
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466	$10.573
Accumulation Unit Value at end of period	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466
Number of Accumulation Units outstanding at end of period (in thousands)	95	89	198	127	131	142	240	173	296	163
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.243	$16.880	$13.011	$11.313	$11.588	$10.196	$7.964	$12.706	$11.445	$10.564
Accumulation Unit Value at end of period	$18.034	$18.243	$16.880	$13.011	$11.313	$11.588	$10.196	$7.964	$12.706	$11.445
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	7	17	3	3	5	2	3
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435	$10.559
Accumulation Unit Value at end of period	$17.937	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435
Number of Accumulation Units outstanding at end of period (in thousands)	34	57	49	55	88	66	90	81	78	40
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403	$10.546
Accumulation Unit Value at end of period	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403
Number of Accumulation Units outstanding at end of period (in thousands)	50	59	74	69	71	74	66	35	30	12
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403	$10.546
Accumulation Unit Value at end of period	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403
Number of Accumulation Units outstanding at end of period (in thousands)	50	59	74	69	71	74	66	35	30	12
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$7.858	$12.581	$11.372	$10.533
Accumulation Unit Value at end of period	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$7.858	$12.581	$11.372
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	1	1	12	13	13	2	1
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$—	$—	$—
Accumulation Unit Value at end of period	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	58	36	28	16	12	3	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.367	$16.150	$12.511	$10.933	$11.255	$9.952	$7.812	$12.527	$11.341	$10.520
Accumulation Unit Value at end of period	$17.083	$17.367	$16.150	$12.511	$10.933	$11.255	$9.952	$7.812	$12.527	$11.341
Number of Accumulation Units outstanding at end of period (in thousands)	69	97	46	42	19	8	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$10.228	$—	$—	$—
Accumulation Unit Value at end of period	$21.976	$22.398	$20.880	$16.216	$14.206	$14.661	$12.996	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	3	—	—	—	—	—	—	—

45

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251	$10.016
Accumulation Unit Value at end of period	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251
Number of Accumulation Units outstanding at end of period (in thousands)	1,134	1,374	1,737	757	815	1,030	908	463	341	109
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214	$10.000
Accumulation Unit Value at end of period	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214
Number of Accumulation Units outstanding at end of period (in thousands)	399	526	814	1,438	1,536	1,815	1,780	1,020	749	305
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.298	$12.811	$13.200	$12.538	$11.977	$11.364	$9.976	$10.419	$10.195	$9.992
Accumulation Unit Value at end of period	$13.002	$13.298	$12.811	$13.200	$12.538	$11.977	$11.364	$9.976	$10.419	$10.195
Number of Accumulation Units outstanding at end of period (in thousands)	63	97	104	113	85	169	137	71	16	12
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186	$9.988
Accumulation Unit Value at end of period	$12.932	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186
Number of Accumulation Units outstanding at end of period (in thousands)	2,369	2,777	3,112	748	898	993	846	606	450	126
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361	$10.158	$9.975
Accumulation Unit Value at end of period	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361	$10.158
Number of Accumulation Units outstanding at end of period (in thousands)	262	248	335	586	717	772	951	418	221	76
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361	$10.158	$9.975
Accumulation Unit Value at end of period	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361	$10.158
Number of Accumulation Units outstanding at end of period (in thousands)	262	248	335	586	717	772	951	418	221	76
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$9.844	$10.317	$10.131	$9.963
Accumulation Unit Value at end of period	$12.519	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$9.844	$10.317	$10.131
Number of Accumulation Units outstanding at end of period (in thousands)	19	41	40	46	41	61	46	42	33	25
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$—	$—	$—
Accumulation Unit Value at end of period	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	278	291	255	265	282	211	67	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788	$10.273	$10.103	$9.951
Accumulation Unit Value at end of period	$12.318	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788	$10.273	$10.103
Number of Accumulation Units outstanding at end of period (in thousands)	616	609	620	643	590	323	139	53	27	15
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$10.283	$—	$—	$—
Accumulation Unit Value at end of period	$12.716	$13.104	$12.719	$13.204	$12.636	$12.161	$11.626	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	72	30	40	29	20	5	—	—	—

46

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183	$12.886
Accumulation Unit Value at end of period	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,191	1,527	2,181	2,657	3,098	3,611	4,436	5,780	6,059
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303	$12.111
Accumulation Unit Value at end of period	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	2,052	2,961	4,205	5,415	6,974	8,053	8,864	9,822	9,376
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.441	$17.331	$14.845	$13.605	$13.632	$12.645	$10.924	$14.305	$13.997	$12.756
Accumulation Unit Value at end of period	$18.018	$18.441	$17.331	$14.845	$13.605	$13.632	$12.645	$10.924	$14.305	$13.997
Number of Accumulation Units outstanding at end of period (in thousands)	139	150	162	196	222	283	296	348	446	533
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864	$12.641
Accumulation Unit Value at end of period	$17.766	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864
Number of Accumulation Units outstanding at end of period (in thousands)	827	1,032	1,292	2,110	2,817	3,470	4,266	4,892	6,550	7,050
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773	$12.576
Accumulation Unit Value at end of period	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773
Number of Accumulation Units outstanding at end of period (in thousands)	891	1,116	1,434	2,096	2,651	3,242	3,893	4,269	4,400	4,321
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773	$12.576
Accumulation Unit Value at end of period	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773
Number of Accumulation Units outstanding at end of period (in thousands)	891	1,116	1,434	2,096	2,651	3,242	3,893	4,269	4,400	4,321
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$10.081	$13.247	$13.007	$11.895
Accumulation Unit Value at end of period	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$10.081	$13.247	$13.007
Number of Accumulation Units outstanding at end of period (in thousands)	116	118	129	122	159	198	271	275	233	237
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$—	$—	$—
Accumulation Unit Value at end of period	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	884	999	1,058	848	1,014	818	421	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	$14.011	$13.778	$12.619
Accumulation Unit Value at end of period	$16.955	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	$14.011	$13.778
Number of Accumulation Units outstanding at end of period (in thousands)	1,545	1,693	1,670	1,244	1,193	1,006	578	324	392	408
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$10.295	$—	$—	$—
Accumulation Unit Value at end of period	$16.111	$16.614	$15.731	$13.576	$12.536	$12.655	$11.827	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	45	49	71	77	74	41	15	—	—	—

47

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262	$14.522
Accumulation Unit Value at end of period	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262
Number of Accumulation Units outstanding at end of period (in thousands)	244	287	373	413	485	576	628	707	682	528
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136	$14.445
Accumulation Unit Value at end of period	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136
Number of Accumulation Units outstanding at end of period (in thousands)	249	356	660	866	1,124	1,324	1,592	1,558	1,424	876
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.315	$23.359	$17.528	$15.373	$15.724	$14.375	$11.945	$18.067	$17.073	$14.407
Accumulation Unit Value at end of period	$24.643	$25.315	$23.359	$17.528	$15.373	$15.724	$14.375	$11.945	$18.067	$17.073
Number of Accumulation Units outstanding at end of period (in thousands)	10	16	21	27	31	33	41	67	69	66
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042	$14.387
Accumulation Unit Value at end of period	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042
Number of Accumulation Units outstanding at end of period (in thousands)	350	399	485	519	662	781	925	1,044	1,136	790
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948	$14.330
Accumulation Unit Value at end of period	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948
Number of Accumulation Units outstanding at end of period (in thousands)	162	227	308	382	507	642	726	775	601	499
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948	$14.330
Accumulation Unit Value at end of period	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948
Number of Accumulation Units outstanding at end of period (in thousands)	162	227	308	382	507	642	726	775	601	499
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$11.710	$17.775	$16.855	$14.273
Accumulation Unit Value at end of period	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$11.710	$17.775	$16.855
Number of Accumulation Units outstanding at end of period (in thousands)	21	13	17	17	27	38	65	73	83	65
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$—	$—	$—
Accumulation Unit Value at end of period	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	197	203	169	166	125	66	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615	$17.656	$16.768	$14.220
Accumulation Unit Value at end of period	$23.138	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615	$17.656	$16.768
Number of Accumulation Units outstanding at end of period (in thousands)	411	427	469	341	312	209	120	75	70	65
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$10.378	$—	$—	$—
Accumulation Unit Value at end of period	$20.316	$21.027	$19.548	$14.779	$13.060	$13.458	$12.396	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	28	28	27	30	19	7	—	—	—

48

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203	$15.992
Accumulation Unit Value at end of period	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203
Number of Accumulation Units outstanding at end of period (in thousands)	104	119	152	230	295	367	408	417	652	720
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099	$19.114
Accumulation Unit Value at end of period	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099
Number of Accumulation Units outstanding at end of period (in thousands)	171	226	309	456	588	776	929	821	1,186	1,044
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.590	$20.625	$21.187	$19.050	$23.036	$19.935	$11.728	$25.241	$19.938	$15.830
Accumulation Unit Value at end of period	$14.690	$18.590	$20.625	$21.187	$19.050	$23.036	$19.935	$11.728	$25.241	$19.938
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	18	26	32	37	52	39	52	67
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749	$15.687
Accumulation Unit Value at end of period	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749
Number of Accumulation Units outstanding at end of period (in thousands)	114	133	155	261	333	511	704	635	822	812
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618	$15.607
Accumulation Unit Value at end of period	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618
Number of Accumulation Units outstanding at end of period (in thousands)	115	136	190	289	385	576	802	591	640	617
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618	$15.607
Accumulation Unit Value at end of period	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618
Number of Accumulation Units outstanding at end of period (in thousands)	115	136	190	289	385	576	802	591	640	617
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$13.763	$29.725	$23.563	$18.773
Accumulation Unit Value at end of period	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$13.763	$29.725	$23.563
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	12	16	26	23	19	82	86
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$—	$—	$—
Accumulation Unit Value at end of period	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	60	87	100	126	161	55	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	$26.147	$20.757	$16.563
Accumulation Unit Value at end of period	$14.620	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	$26.147	$20.757
Number of Accumulation Units outstanding at end of period (in thousands)	242	239	262	267	245	258	120	50	36	31
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$10.400	$—	$—	$—
Accumulation Unit Value at end of period	$12.360	$15.760	$17.616	$18.232	$16.517	$20.124	$17.545	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	12	11	12	25	14	—	—	—

49

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656	$11.432
Accumulation Unit Value at end of period	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656
Number of Accumulation Units outstanding at end of period (in thousands)	642	717	880	1,090	1,326	1,547	1,780	2,085	2,376	2,536
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959	$10.870
Accumulation Unit Value at end of period	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536	5,998	6,308
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.616	$15.623	$12.955	$11.173	$12.749	$11.991	$8.922	$15.260	$13.477	$11.316
Accumulation Unit Value at end of period	$12.486	$13.616	$15.623	$12.955	$11.173	$12.749	$11.991	$8.922	$15.260	$13.477
Number of Accumulation Units outstanding at end of period (in thousands)	65	71	70	87	108	138	147	170	228	247
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349	$11.214
Accumulation Unit Value at end of period	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349
Number of Accumulation Units outstanding at end of period (in thousands)	695	782	856	1,023	1,284	1,635	1,991	2,324	2,881	2,789
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261	$11.157
Accumulation Unit Value at end of period	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261
Number of Accumulation Units outstanding at end of period (in thousands)	596	700	873	1,324	1,756	2,158	2,627	3,130	3,301	3,665
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261	$11.157
Accumulation Unit Value at end of period	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261
Number of Accumulation Units outstanding at end of period (in thousands)	596	700	873	1,324	1,756	2,158	2,627	3,130	3,301	3,665
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$8.330	$14.296	$12.670	$10.676
Accumulation Unit Value at end of period	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$8.330	$14.296	$12.670
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	41	45	71	89	114	141	166	184
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$—	$—	$—
Accumulation Unit Value at end of period	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	425	414	483	568	690	498	245	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.221	$14.093	$11.745	$10.180	$11.674	$11.036	$8.252	$14.185	$12.591	$10.625
Accumulation Unit Value at end of period	$11.151	$12.221	$14.093	$11.745	$10.180	$11.674	$11.036	$8.252	$14.185	$12.591
Number of Accumulation Units outstanding at end of period (in thousands)	1,159	1,285	1,344	1,080	1,095	831	539	411	462	526
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$10.700	$—	$—	$—
Accumulation Unit Value at end of period	$14.207	$15.610	$18.046	$15.077	$13.100	$15.061	$14.273	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	38	40	54	44	28	11	—	—	—

50

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680	$13.087
Accumulation Unit Value at end of period	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680
Number of Accumulation Units outstanding at end of period (in thousands)	427	562	700	1,091	1,304	1,508	1,839	2,365	3,116	3,386
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342	$12.830
Accumulation Unit Value at end of period	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342
Number of Accumulation Units outstanding at end of period (in thousands)	712	1,049	1,450	2,270	3,111	3,947	4,586	5,219	6,247	5,774
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.755	$16.531	$12.885	$10.852	$11.896	$11.295	$8.785	$15.532	$15.475	$12.954
Accumulation Unit Value at end of period	$14.448	$15.755	$16.531	$12.885	$10.852	$11.896	$11.295	$8.785	$15.532	$15.475
Number of Accumulation Units outstanding at end of period (in thousands)	58	67	84	114	159	174	224	254	336	334
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328	$12.838
Accumulation Unit Value at end of period	$14.247	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328
Number of Accumulation Units outstanding at end of period (in thousands)	507	617	759	1,274	1,601	2,083	2,558	2,935	3,821	3,629
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252	$15.227	$12.772
Accumulation Unit Value at end of period	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252	$15.227
Number of Accumulation Units outstanding at end of period (in thousands)	380	479	661	1,012	1,352	1,702	2,090	2,477	2,847	3,021
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252	$15.227	$12.772
Accumulation Unit Value at end of period	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252	$15.227
Number of Accumulation Units outstanding at end of period (in thousands)	380	479	661	1,012	1,352	1,702	2,090	2,477	2,847	3,021
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$8.456	$15.003	$15.000	$12.601
Accumulation Unit Value at end of period	$13.571	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$8.456	$15.003	$15.000
Number of Accumulation Units outstanding at end of period (in thousands)	36	38	49	68	85	89	139	156	168	153
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$—	$—	$—
Accumulation Unit Value at end of period	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	279	329	347	310	335	216	82	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	$14.554	$14.573	$12.260
Accumulation Unit Value at end of period	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	$14.554	$14.573
Number of Accumulation Units outstanding at end of period (in thousands)	979	1,065	1,020	785	714	518	408	336	462	502
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$10.622	$—	$—	$—
Accumulation Unit Value at end of period	$16.576	$18.211	$19.252	$15.119	$12.829	$14.169	$13.555	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	13	14	17	19	13	10	—	—	—

51

Series III

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Accumulation Unit Value at end of period	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486
Number of Accumulation Units outstanding at end of period (in thousands)	5,293	6,750	7,965	11,799	13,618	15,867	17,428	19,699	21,116	18,748
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846
Accumulation Unit Value at end of period	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327
Number of Accumulation Units outstanding at end of period (in thousands)	1,090	1,365	1,675	2,060	2,599	3,194	3,674	3,917	3,375	2,867
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905	$11.482
Accumulation Unit Value at end of period	$17.570	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905
Number of Accumulation Units outstanding at end of period (in thousands)	1,199	1,468	1,771	2,543	3,428	4,420	5,606	6,515	9,091	9,844
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404
Accumulation Unit Value at end of period	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791
Number of Accumulation Units outstanding at end of period (in thousands)	3,470	4,398	5,867	6,474	8,138	10,545	13,084	15,427	16,108	14,164
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791	$11.404
Accumulation Unit Value at end of period	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272	$11.151	$9.194	$13.333	$12.791
Number of Accumulation Units outstanding at end of period (in thousands)	3,470	4,398	5,867	6,474	8,138	10,545	13,084	15,427	16,108	14,164
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.152	$16.678	$13.818	$12.187	$12.330	$11.231	$9.283	$—	$—	$—
Accumulation Unit Value at end of period	$16.971	$17.152	$16.678	$13.818	$12.187	$12.330	$11.231	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,818	2,845	2,807	1,930	1,786	1,489	902	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$9.260	$13.469	$12.961	$11.590
Accumulation Unit Value at end of period	$16.870	$17.058	$16.594	$13.756	$12.138	$12.287	$11.197	$9.260	$13.469	$12.961
Number of Accumulation Units outstanding at end of period (in thousands)	453	511	609	736	850	1,056	1,292	1,533	1,621	1,504
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$10.275	$—	$—	$—
Accumulation Unit Value at end of period	$18.394	$18.646	$18.185	$15.112	$13.368	$13.565	$12.394	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	199	178	88	78	45	27	—	—	—

52

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Accumulation Unit Value at end of period	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198
Number of Accumulation Units outstanding at end of period (in thousands)	32,361	38,863	46,992	75,230	88,903	105,130	120,682	138,218	149,898	140,470
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028
Accumulation Unit Value at end of period	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185
Number of Accumulation Units outstanding at end of period (in thousands)	7,717	9,680	13,044	19,239	23,784	30,291	35,091	39,160	31,746	26,879
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178	$1.024
Accumulation Unit Value at end of period	$1.540	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178
Number of Accumulation Units outstanding at end of period (in thousands)	10,679	13,819	16,677	22,658	29,178	37,614	47,437	54,791	73,720	81,808
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017
Accumulation Unit Value at end of period	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168
Number of Accumulation Units outstanding at end of period (in thousands)	21,621	27,542	34,974	50,689	59,453	80,934	94,085	107,987	117,806	111,437
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168	$1.017
Accumulation Unit Value at end of period	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996	$0.906	$0.724	$1.166	$1.168
Number of Accumulation Units outstanding at end of period (in thousands)	21,621	27,542	34,974	50,689	59,453	80,934	94,085	107,987	117,806	111,437
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.531	$1.360	$1.048	$0.943	$0.975	$0.890	$0.713	$—	$—	$—
Accumulation Unit Value at end of period	$1.450	$1.531	$1.360	$1.048	$0.943	$0.975	$0.890	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16,575	19,003	17,846	15,079	13,230	10,233	4,755	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711	$1.148	$1.153	$1.007
Accumulation Unit Value at end of period	$1.442	$1.523	$1.353	$1.043	$0.939	$0.972	$0.887	$0.711	$1.148	$1.153
Number of Accumulation Units outstanding at end of period (in thousands)	3,660	4,432	5,313	7,857	9,168	11,857	14,219	15,501	16,993	15,599
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$10.357	$—	$—	$—
Accumulation Unit Value at end of period	$20.642	$21.858	$19.476	$15.051	$13.585	$14.091	$12.894	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	174	183	153	71	67	30	7	—	—	—

53

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Accumulation Unit Value at end of period	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	10,107	12,161	15,516	9,618	10,757	13,149	15,039	13,455	13,705	11,090
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494
Accumulation Unit Value at end of period	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115
Number of Accumulation Units outstanding at end of period (in thousands)	718	905	1,125	1,618	1,926	2,610	3,027	2,747	2,423	1,932
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460	$12.835
Accumulation Unit Value at end of period	$14.577	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460
Number of Accumulation Units outstanding at end of period (in thousands)	2,415	2,839	3,434	2,369	2,936	3,786	4,618	4,797	6,398	6,215
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748
Accumulation Unit Value at end of period	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341
Number of Accumulation Units outstanding at end of period (in thousands)	2,240	3,000	4,000	6,039	6,674	8,994	10,350	11,094	11,330	9,445
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341	$12.748
Accumulation Unit Value at end of period	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717	$13.173	$11.959	$13.485	$13.341
Number of Accumulation Units outstanding at end of period (in thousands)	2,240	3,000	4,000	6,039	6,674	8,994	10,350	11,094	11,330	9,445
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$11.393	$—	$—	$—
Accumulation Unit Value at end of period	$13.285	$13.577	$13.216	$13.843	$13.463	$13.003	$12.519	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,515	1,688	1,807	1,638	1,514	1,170	606	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$11.365	$12.854	$12.755	$12.224
Accumulation Unit Value at end of period	$13.205	$13.503	$13.150	$13.781	$13.409	$12.958	$12.481	$11.365	$12.854	$12.755
Number of Accumulation Units outstanding at end of period (in thousands)	338	402	457	610	698	882	1,053	1,135	1,293	1,123
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$10.349	$—	$—	$—
Accumulation Unit Value at end of period	$11.817	$12.113	$11.827	$12.425	$12.120	$11.741	$11.338	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	203	216	221	163	159	123	51	—	—	—

54

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025
Accumulation Unit Value at end of period	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198
Number of Accumulation Units outstanding at end of period (in thousands)	1,058	1,373	1,616	3,841	4,472	5,044	5,263	4,888	1,498	68
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$10.023
Accumulation Unit Value at end of period	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193
Number of Accumulation Units outstanding at end of period (in thousands)	206	285	379	511	662	695	806	768	126	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191	$10.022
Accumulation Unit Value at end of period	$11.683	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191
Number of Accumulation Units outstanding at end of period (in thousands)	266	342	452	876	1,156	1,256	1,222	1,158	518	79
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$10.020
Accumulation Unit Value at end of period	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186
Number of Accumulation Units outstanding at end of period (in thousands)	700	1,002	1,313	1,973	3,018	2,978	3,497	3,519	946	109
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186	$10.020
Accumulation Unit Value at end of period	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170	$11.823	$11.018	$10.884	$10.186
Number of Accumulation Units outstanding at end of period (in thousands)	700	1,002	1,313	1,973	3,018	2,978	3,497	3,519	946	109
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$10.956	$—	$—	$—
Accumulation Unit Value at end of period	$11.207	$11.972	$12.101	$12.729	$12.284	$12.042	$11.727	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	572	684	661	670	638	506	205	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944	$10.843	$10.178	$10.017
Accumulation Unit Value at end of period	$11.155	$11.923	$12.057	$12.689	$12.252	$12.017	$11.708	$10.944	$10.843	$10.178
Number of Accumulation Units outstanding at end of period (in thousands)	84	120	142	208	235	281	333	476	296	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$10.253	$—	$—	$—
Accumulation Unit Value at end of period	$10.698	$11.463	$11.621	$12.261	$11.868	$11.669	$11.398	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	57	60	49	49	21	3	—	—	—

55

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$9.988
Accumulation Unit Value at end of period	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893
Number of Accumulation Units outstanding at end of period (in thousands)	2,103	2,518	3,009	7,574	9,783	11,878	13,084	14,193	11,496	3,703
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$9.986
Accumulation Unit Value at end of period	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877
Number of Accumulation Units outstanding at end of period (in thousands)	332	357	486	650	877	1,049	1,269	1,451	965	446
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868	$9.986
Accumulation Unit Value at end of period	$13.425	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868
Number of Accumulation Units outstanding at end of period (in thousands)	383	552	650	1,252	1,676	2,225	2,550	2,759	2,622	1,194
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$9.984
Accumulation Unit Value at end of period	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,546	2,112	3,261	4,110	5,476	6,423	7,041	6,182	2,740
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852	$9.984
Accumulation Unit Value at end of period	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289	$9.409	$6.884	$11.961	$10.852
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,546	2,112	3,261	4,110	5,476	6,423	7,041	6,182	2,740
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.347	$12.948	$10.829	$9.440	$10.168	$9.321	$6.837	$—	$—	$—
Accumulation Unit Value at end of period	$12.849	$13.347	$12.948	$10.829	$9.440	$10.168	$9.321	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	708	766	782	571	461	340	197	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827	$11.899	$10.828	$9.982
Accumulation Unit Value at end of period	$12.787	$13.289	$12.898	$10.792	$9.413	$10.143	$9.304	$6.827	$11.899	$10.828
Number of Accumulation Units outstanding at end of period (in thousands)	160	210	274	396	479	643	714	770	705	335
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$10.552	$—	$—	$—
Accumulation Unit Value at end of period	$19.421	$20.234	$19.687	$16.515	$14.440	$15.600	$14.344	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	53	38	17	18	11	—	—	—	—

56

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Accumulation Unit Value at end of period	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126
Number of Accumulation Units outstanding at end of period (in thousands)	1,788	2,059	2,602	4,656	5,871	6,958	7,929	9,101	9,397	7,455
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141
Accumulation Unit Value at end of period	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983
Number of Accumulation Units outstanding at end of period (in thousands)	348	442	560	774	1,021	1,308	1,579	1,887	1,674	1,486
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235	$12.907
Accumulation Unit Value at end of period	$22.599	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235
Number of Accumulation Units outstanding at end of period (in thousands)	358	426	520	807	1,069	1,380	1,819	2,104	2,732	2,685
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819
Accumulation Unit Value at end of period	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101
Number of Accumulation Units outstanding at end of period (in thousands)	738	913	1,302	1,875	2,389	3,454	4,892	5,017	5,873	5,042
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101	$12.819
Accumulation Unit Value at end of period	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561	$14.234	$10.225	$16.966	$15.101
Number of Accumulation Units outstanding at end of period (in thousands)	738	913	1,302	1,875	2,389	3,454	4,892	5,017	5,873	5,042
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$7.213	$—	$—	$—
Accumulation Unit Value at end of period	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922	$10.016	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,067	965	980	875	854	675	312	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195	$11.975	$10.690	$9.102
Accumulation Unit Value at end of period	$15.160	$14.535	$14.566	$11.561	$9.672	$10.884	$9.986	$7.195	$11.975	$10.690
Number of Accumulation Units outstanding at end of period (in thousands)	282	300	368	484	649	803	1,008	1,103	1,247	1,150
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$9.572	$—	$—	$—
Accumulation Unit Value at end of period	$21.962	$21.110	$21.208	$16.875	$14.152	$15.966	$14.686	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	108	95	57	50	17	2	—	—	—

57

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Accumulation Unit Value at end of period	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426
Number of Accumulation Units outstanding at end of period (in thousands)	1,423	1,717	2,194	2,827	3,605	4,552	5,133	5,330	5,779	4,357
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524
Accumulation Unit Value at end of period	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244
Number of Accumulation Units outstanding at end of period (in thousands)	193	256	330	489	604	808	990	1,144	1,121	1,004
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375	$16.756
Accumulation Unit Value at end of period	$23.802	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375
Number of Accumulation Units outstanding at end of period (in thousands)	301	373	444	481	676	990	1,184	1,307	1,910	1,973
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642
Accumulation Unit Value at end of period	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196
Number of Accumulation Units outstanding at end of period (in thousands)	502	665	909	1,230	1,616	2,505	3,549	2,992	3,928	3,540
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196	$16.642
Accumulation Unit Value at end of period	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610	$17.210	$10.907	$23.990	$20.196
Number of Accumulation Units outstanding at end of period (in thousands)	502	665	909	1,230	1,616	2,505	3,549	2,992	3,928	3,540
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$7.876	$—	$—	$—
Accumulation Unit Value at end of period	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807	$12.396	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	522	542	564	514	620	577	284	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856	$17.331	$14.634	$12.095
Accumulation Unit Value at end of period	$16.343	$16.712	$16.779	$13.411	$11.636	$14.755	$12.359	$7.856	$17.331	$14.634
Number of Accumulation Units outstanding at end of period (in thousands)	118	151	187	252	321	414	476	512	579	558
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$9.849	$—	$—	$—
Accumulation Unit Value at end of period	$21.639	$22.183	$22.328	$17.891	$15.561	$19.783	$16.610	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	54	50	29	34	22	9	—	—	—

58

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Accumulation Unit Value at end of period	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884
Number of Accumulation Units outstanding at end of period (in thousands)	12,771	15,548	19,797	32,370	40,931	50,522	58,786	65,234	64,996	52,801
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032
Accumulation Unit Value at end of period	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767
Number of Accumulation Units outstanding at end of period (in thousands)	2,321	2,902	3,765	5,407	6,895	8,894	10,940	11,866	10,065	9,127
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862	$12.831
Accumulation Unit Value at end of period	$20.529	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862
Number of Accumulation Units outstanding at end of period (in thousands)	2,450	3,003	3,859	6,063	8,486	10,656	13,385	15,241	18,968	20,465
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744
Accumulation Unit Value at end of period	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740
Number of Accumulation Units outstanding at end of period (in thousands)	6,057	7,786	10,691	15,439	20,322	27,204	34,835	39,650	42,366	38,431
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740	$12.744
Accumulation Unit Value at end of period	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104	$11.287	$8.276	$15.101	$13.740
Number of Accumulation Units outstanding at end of period (in thousands)	6,057	7,786	10,691	15,439	20,322	27,204	34,835	39,650	42,366	38,431
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$5.723	$—	$—	$—
Accumulation Unit Value at end of period	$13.580	$13.024	$12.301	$9.689	$8.422	$9.017	$7.786	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7,296	7,815	7,685	6,410	6,019	4,841	2,715	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709	$10.448	$9.535	$8.870
Accumulation Unit Value at end of period	$13.499	$12.953	$12.239	$9.645	$8.389	$8.985	$7.763	$5.709	$10.448	$9.535
Number of Accumulation Units outstanding at end of period (in thousands)	1,498	1,863	2,294	3,109	3,895	5,044	6,211	6,792	7,370	7,008
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$9.445	$—	$—	$—
Accumulation Unit Value at end of period	$23.987	$23.073	$21.857	$17.268	$15.056	$16.167	$14.002	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	468	525	483	318	315	156	71	—	—	—

59

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Accumulation Unit Value at end of period	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928
Number of Accumulation Units outstanding at end of period (in thousands)	9,031	10,884	14,058	22,603	28,337	34,132	39,363	44,187	45,387	37,282
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177
Accumulation Unit Value at end of period	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764
Number of Accumulation Units outstanding at end of period (in thousands)	1,756	2,194	2,919	3,994	5,123	6,496	7,901	8,812	7,409	6,619
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441	$11.903
Accumulation Unit Value at end of period	$18.523	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441
Number of Accumulation Units outstanding at end of period (in thousands)	2,582	3,196	4,094	6,204	8,500	10,642	13,600	15,422	19,545	20,994
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822
Accumulation Unit Value at end of period	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323
Number of Accumulation Units outstanding at end of period (in thousands)	6,288	7,994	10,975	15,619	20,022	26,403	33,342	38,315	40,562	38,166
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323	$11.822
Accumulation Unit Value at end of period	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648	$10.685	$8.323	$13.690	$13.323
Number of Accumulation Units outstanding at end of period (in thousands)	6,288	7,994	10,975	15,619	20,022	26,403	33,342	38,315	40,562	38,166
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$8.455	$—	$—	$—
Accumulation Unit Value at end of period	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773	$10.828	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,399	4,854	4,794	4,042	3,760	3,002	1,809	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434	$13.914	$13.581	$12.087
Accumulation Unit Value at end of period	$17.893	$18.083	$16.758	$12.871	$11.233	$11.732	$10.795	$8.434	$13.914	$13.581
Number of Accumulation Units outstanding at end of period (in thousands)	1,033	1,346	1,641	2,108	2,706	3,409	4,221	4,701	5,229	5,027
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$9.280	$—	$—	$—
Accumulation Unit Value at end of period	$21.405	$21.687	$20.149	$15.513	$13.573	$14.211	$13.109	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	511	516	480	267	281	138	25	—	—	—

60

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Accumulation Unit Value at end of period	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330
Number of Accumulation Units outstanding at end of period (in thousands)	4,132	4,731	5,694	7,611	9,449	11,301	13,177	15,067	15,479	12,259
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438
Accumulation Unit Value at end of period	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185
Number of Accumulation Units outstanding at end of period (in thousands)	643	805	926	1,410	1,744	2,242	2,641	3,078	2,764	2,502
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774	$13.526
Accumulation Unit Value at end of period	$16.102	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774
Number of Accumulation Units outstanding at end of period (in thousands)	703	819	977	1,434	2,007	2,512	3,154	3,547	4,369	4,113
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434
Accumulation Unit Value at end of period	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635
Number of Accumulation Units outstanding at end of period (in thousands)	1,614	2,063	2,706	3,837	4,966	6,644	8,331	9,879	11,219	10,552
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635	$13.434
Accumulation Unit Value at end of period	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259	$14.546	$10.393	$18.358	$15.635
Number of Accumulation Units outstanding at end of period (in thousands)	1,614	2,063	2,706	3,837	4,966	6,644	8,331	9,879	11,219	10,552
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$7.176	$—	$—	$—
Accumulation Unit Value at end of period	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483	$10.018	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,893	2,003	2,086	1,769	1,712	1,414	770	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$7.158	$12.682	$10.834	$9.336
Accumulation Unit Value at end of period	$10.572	$11.354	$11.958	$10.080	$8.766	$10.447	$9.988	$7.158	$12.682	$10.834
Number of Accumulation Units outstanding at end of period (in thousands)	408	474	607	864	1,022	1,297	1,596	1,856	2,219	2,100
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$9.373	$—	$—	$—
Accumulation Unit Value at end of period	$15.613	$16.809	$17.749	$14.999	$13.075	$15.622	$14.974	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	130	138	130	98	108	51	23	—	—	—

61

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Accumulation Unit Value at end of period	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464
Number of Accumulation Units outstanding at end of period (in thousands)	765	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Accumulation Unit Value at end of period	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223
Number of Accumulation Units outstanding at end of period (in thousands)	152	200	246	376	463	589	659	680	670	548
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179	$16.295
Accumulation Unit Value at end of period	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179
Number of Accumulation Units outstanding at end of period (in thousands)	170	196	237	476	640	983	1,116	1,189	1,434	1,267
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184
Accumulation Unit Value at end of period	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993
Number of Accumulation Units outstanding at end of period (in thousands)	444	603	839	1,270	1,676	2,484	2,928	2,868	3,286	2,559
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993	$16.184
Accumulation Unit Value at end of period	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836	$22.406	$15.305	$27.151	$20.993
Number of Accumulation Units outstanding at end of period (in thousands)	444	603	839	1,270	1,676	2,484	2,928	2,868	3,286	2,559
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$14.289	$—	$—	$—
Accumulation Unit Value at end of period	$21.395	$22.638	$25.182	$23.170	$20.153	$24.001	$20.866	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	402	435	471	446	486	454	255	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253	$25.361	$19.668	$15.208
Accumulation Unit Value at end of period	$21.267	$22.514	$25.056	$23.066	$20.072	$23.917	$20.803	$14.253	$25.361	$19.668
Number of Accumulation Units outstanding at end of period (in thousands)	80	102	128	193	236	301	326	366	389	337
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$10.483	$—	$—	$—
Accumulation Unit Value at end of period	$15.371	$16.313	$18.201	$16.797	$14.654	$17.504	$15.263	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	60	47	27	27	17	12	—	—	—

62

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Accumulation Unit Value at end of period	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808
Number of Accumulation Units outstanding at end of period (in thousands)	277	334	409	947	1,285	1,384	1,458	1,393	1,352	746
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Accumulation Unit Value at end of period	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769
Number of Accumulation Units outstanding at end of period (in thousands)	51	60	75	94	100	94	118	96	109	81
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749	$10.424
Accumulation Unit Value at end of period	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749
Number of Accumulation Units outstanding at end of period (in thousands)	49	58	77	150	194	237	253	234	213	102
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406
Accumulation Unit Value at end of period	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709
Number of Accumulation Units outstanding at end of period (in thousands)	210	276	415	559	774	886	1,092	1,118	1,229	866
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709	$10.406
Accumulation Unit Value at end of period	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205	$9.858	$7.579	$11.977	$10.709
Number of Accumulation Units outstanding at end of period (in thousands)	210	276	415	559	774	886	1,092	1,118	1,229	866
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$7.506	$—	$—	$—
Accumulation Unit Value at end of period	$15.471	$15.192	$14.673	$10.937	$10.258	$11.043	$9.739	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	157	136	113	80	26	11	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492	$11.875	$10.651	$10.380
Accumulation Unit Value at end of period	$15.388	$15.117	$14.608	$10.894	$10.223	$11.011	$9.716	$7.492	$11.875	$10.651
Number of Accumulation Units outstanding at end of period (in thousands)	62	68	81	81	86	102	127	117	110	67
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$10.035	$—	$—	$—
Accumulation Unit Value at end of period	$20.253	$19.947	$19.323	$14.447	$13.590	$14.674	$12.981	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	16	6	11	10	2	2	—	—	—

63

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Accumulation Unit Value at end of period	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	5,178	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Accumulation Unit Value at end of period	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383
Number of Accumulation Units outstanding at end of period (in thousands)	947	1,155	1,424	1,948	2,524	3,292	3,947	4,434	4,510	3,795
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312	$13.211
Accumulation Unit Value at end of period	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,462	1,806	3,384	4,660	5,732	6,844	7,492	9,124	7,699
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121
Accumulation Unit Value at end of period	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177
Number of Accumulation Units outstanding at end of period (in thousands)	4,594	6,285	8,173	11,221	15,448	18,635	23,229	27,138	31,495	27,370
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177	$13.121
Accumulation Unit Value at end of period	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498	$14.061	$10.600	$15.405	$15.177
Number of Accumulation Units outstanding at end of period (in thousands)	4,594	6,285	8,173	11,221	15,448	18,635	23,229	27,138	31,495	27,370
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.927	$18.541	$16.676	$15.170	$15.184	$13.810	$10.437	$—	$—	$—
Accumulation Unit Value at end of period	$17.166	$18.927	$18.541	$16.676	$15.170	$15.184	$13.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,775	3,125	3,059	2,506	2,263	1,493	849	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411	$15.176	$14.997	$13.004
Accumulation Unit Value at end of period	$17.063	$18.823	$18.448	$16.601	$15.109	$15.131	$13.769	$10.411	$15.176	$14.997
Number of Accumulation Units outstanding at end of period (in thousands)	483	645	790	1,031	1,348	1,609	1,996	2,305	2,672	2,261
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$10.690	$—	$—	$—
Accumulation Unit Value at end of period	$17.216	$19.040	$18.707	$16.876	$15.398	$15.459	$14.102	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	241	251	189	127	110	44	5	—	—	—

64

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Accumulation Unit Value at end of period	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865
Number of Accumulation Units outstanding at end of period (in thousands)	583	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Accumulation Unit Value at end of period	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	111	146	187	232	293	364	469	494	507	474
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700	$10.763
Accumulation Unit Value at end of period	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700
Number of Accumulation Units outstanding at end of period (in thousands)	143	188	233	392	514	646	847	960	1,091	1,015
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690
Accumulation Unit Value at end of period	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597
Number of Accumulation Units outstanding at end of period (in thousands)	629	707	876	1,195	1,626	2,199	2,780	3,205	3,743	3,952
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597	$10.690
Accumulation Unit Value at end of period	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692	$9.795	$7.718	$12.051	$11.597
Number of Accumulation Units outstanding at end of period (in thousands)	629	707	876	1,195	1,626	2,199	2,780	3,205	3,743	3,952
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$7.600	$—	$—	$—
Accumulation Unit Value at end of period	$15.674	$15.207	$13.858	$11.040	$10.068	$10.476	$9.621	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	478	444	445	364	345	247	160	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$7.581	$11.872	$11.459	$10.594
Accumulation Unit Value at end of period	$15.580	$15.124	$13.789	$10.990	$10.028	$10.439	$9.592	$7.581	$11.872	$11.459
Number of Accumulation Units outstanding at end of period (in thousands)	105	138	148	210	266	334	414	507	554	567
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$10.148	$—	$—	$—
Accumulation Unit Value at end of period	$20.494	$19.944	$18.228	$14.566	$13.323	$13.904	$12.808	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	35	27	17	19	7	2	—	—	—

65

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Accumulation Unit Value at end of period	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879
Number of Accumulation Units outstanding at end of period (in thousands)	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Accumulation Unit Value at end of period	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733
Number of Accumulation Units outstanding at end of period (in thousands)	244	290	354	429	548	667	766	804	792	638
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300
Accumulation Unit Value at end of period	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661
Number of Accumulation Units outstanding at end of period (in thousands)	237	272	345	634	864	1,087	1,369	1,476	1,925	1,473
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213
Accumulation Unit Value at end of period	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517
Number of Accumulation Units outstanding at end of period (in thousands)	872	1,084	1,493	2,327	3,277	4,114	5,072	5,406	6,068	4,942
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517	$16.213
Accumulation Unit Value at end of period	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746	$18.029	$14.946	$21.355	$19.517
Number of Accumulation Units outstanding at end of period (in thousands)	872	1,084	1,493	2,327	3,277	4,114	5,072	5,406	6,068	4,942
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$14.740	$—	$—	$—
Accumulation Unit Value at end of period	$24.512	$26.071	$25.275	$20.297	$18.349	$19.378	$17.737	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	884	946	878	724	785	693	406	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703	$21.072	$19.317	$16.095
Accumulation Unit Value at end of period	$24.365	$25.928	$25.149	$20.206	$18.276	$19.310	$17.684	$14.703	$21.072	$19.317
Number of Accumulation Units outstanding at end of period (in thousands)	136	208	233	297	471	630	702	735	778	670
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$10.147	$—	$—	$—
Accumulation Unit Value at end of period	$16.522	$17.626	$17.140	$13.805	$12.518	$13.259	$12.173	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	69	66	56	36	49	35	41	—	—	—

66

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Accumulation Unit Value at end of period	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495
Number of Accumulation Units outstanding at end of period (in thousands)	4,312	5,064	6,426	9,256	11,729	14,405	16,807	19,312	21,739	15,947
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034
Accumulation Unit Value at end of period	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301
Number of Accumulation Units outstanding at end of period (in thousands)	843	995	1,197	1,649	2,091	2,612	3,196	3,631	3,720	3,350
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805	$14.482
Accumulation Unit Value at end of period	$18.905	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805
Number of Accumulation Units outstanding at end of period (in thousands)	1,128	1,352	1,667	2,024	2,696	3,462	4,441	5,109	7,090	7,282
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384
Accumulation Unit Value at end of period	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657
Number of Accumulation Units outstanding at end of period (in thousands)	2,616	3,312	4,452	6,395	8,438	11,147	14,065	16,914	19,630	17,607
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657	$14.384
Accumulation Unit Value at end of period	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913	$12.791	$10.373	$16.861	$16.657
Number of Accumulation Units outstanding at end of period (in thousands)	2,616	3,312	4,452	6,395	8,438	11,147	14,065	16,914	19,630	17,607
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$10.226	$—	$—	$—
Accumulation Unit Value at end of period	$17.829	$19.220	$18.387	$14.691	$13.178	$13.648	$12.578	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,659	1,862	1,770	1,339	1,295	959	568	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$10.200	$16.631	$16.478	$14.272
Accumulation Unit Value at end of period	$17.722	$19.114	$18.295	$14.625	$13.126	$13.600	$12.540	$10.200	$16.631	$16.478
Number of Accumulation Units outstanding at end of period (in thousands)	326	417	510	688	898	1,113	1,363	1,583	1,828	1,650
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$10.324	$—	$—	$—
Accumulation Unit Value at end of period	$17.626	$19.058	$18.287	$14.655	$13.186	$13.696	$12.661	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	123	129	107	60	55	25	39	—	—	—

67

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Accumulation Unit Value at end of period	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,935	4,645	5,783	8,939	10,804	12,444	13,263	14,569	15,008	8,977
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328
Accumulation Unit Value at end of period	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316
Number of Accumulation Units outstanding at end of period (in thousands)	394	475	623	815	1,038	1,176	1,291	1,482	1,557	1,366
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260	$13.292
Accumulation Unit Value at end of period	$20.639	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260
Number of Accumulation Units outstanding at end of period (in thousands)	879	1,102	1,304	2,007	2,544	3,082	3,247	3,640	3,902	3,344
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221
Accumulation Unit Value at end of period	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148
Number of Accumulation Units outstanding at end of period (in thousands)	2,048	2,648	3,554	4,905	6,192	7,571	9,038	10,488	12,441	11,075
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148	$13.221
Accumulation Unit Value at end of period	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931	$11.804	$10.283	$14.420	$15.148
Number of Accumulation Units outstanding at end of period (in thousands)	2,048	2,648	3,554	4,905	6,192	7,571	9,038	10,488	12,441	11,075
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.742	$19.551	$15.449	$14.140	$13.671	$11.613	$10.142	$—	$—	$—
Accumulation Unit Value at end of period	$19.501	$20.742	$19.551	$15.449	$14.140	$13.671	$11.613	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,406	1,518	1,510	1,155	992	615	370	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116	$14.229	$14.992	$13.124
Accumulation Unit Value at end of period	$19.385	$20.628	$19.453	$15.379	$14.084	$13.623	$11.578	$10.116	$14.229	$14.992
Number of Accumulation Units outstanding at end of period (in thousands)	310	425	518	628	842	916	1,053	1,147	1,368	1,200
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$10.398	$—	$—	$—
Accumulation Unit Value at end of period	$19.579	$20.887	$19.746	$15.650	$14.368	$13.933	$11.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	141	142	86	61	24	5	—	—	—

68

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—
Accumulation Unit Value at end of period	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—
Number of Accumulation Units outstanding at end of period (in thousands)	630	718	913	846	1,224	1,334	830	769	15	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$9.247	$—
Accumulation Unit Value at end of period	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	64	89	103	120	151	115	106	1	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$9.245	$—
Accumulation Unit Value at end of period	$12.623	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	143	175	145	258	277	210	311	5	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$9.243	$—
Accumulation Unit Value at end of period	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	290	408	421	628	1,980	668	3,018	34	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$9.243	$—
Accumulation Unit Value at end of period	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586	$7.642	$6.049	$9.231	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	290	408	421	628	1,980	668	3,018	34	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$6.029	$—	$—	$—
Accumulation Unit Value at end of period	$12.161	$13.457	$13.712	$10.314	$8.928	$9.508	$7.599	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	206	205	217	157	186	23	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$6.025	$9.224	$9.238	$—
Accumulation Unit Value at end of period	$12.111	$13.408	$13.669	$10.287	$8.909	$9.492	$7.590	$6.025	$9.224	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	23	40	43	46	54	28	39	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$10.628	$—	$—	$—
Accumulation Unit Value at end of period	$20.992	$23.298	$23.812	$17.965	$15.598	$16.660	$13.355	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	10	2	3	2	1	—	—	—

69

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Accumulation Unit Value at end of period	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718
Number of Accumulation Units outstanding at end of period (in thousands)	2,053	2,436	3,121	4,256	5,232	6,510	6,954	7,299	7,327	6,285
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152
Accumulation Unit Value at end of period	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627
Number of Accumulation Units outstanding at end of period (in thousands)	368	451	563	894	1,137	1,408	1,694	1,669	1,362	1,329
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006	$12.208
Accumulation Unit Value at end of period	$19.415	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006
Number of Accumulation Units outstanding at end of period (in thousands)	399	470	596	771	938	1,356	1,621	1,839	2,307	2,614
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125
Accumulation Unit Value at end of period	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892
Number of Accumulation Units outstanding at end of period (in thousands)	684	883	1,252	1,660	2,207	3,674	4,174	4,056	3,728	3,819
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892	$12.125
Accumulation Unit Value at end of period	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838	$11.084	$7.891	$14.029	$12.892
Number of Accumulation Units outstanding at end of period (in thousands)	684	883	1,252	1,660	2,207	3,674	4,174	4,056	3,728	3,819
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$4.505	$—	$—	$—
Accumulation Unit Value at end of period	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859	$6.311	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	961	1,034	1,103	925	944	734	331	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$4.493	$8.012	$7.385	$6.966
Accumulation Unit Value at end of period	$10.538	$11.100	$10.590	$7.859	$7.269	$7.832	$6.292	$4.493	$8.012	$7.385
Number of Accumulation Units outstanding at end of period (in thousands)	213	270	334	448	492	632	672	720	769	692
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$10.051	$—	$—	$—
Accumulation Unit Value at end of period	$23.164	$24.460	$23.394	$17.405	$16.139	$17.431	$14.039	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	73	53	46	53	19	1	—	—	—

70

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Accumulation Unit Value at end of period	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676
Number of Accumulation Units outstanding at end of period (in thousands)	1,976	2,467	2,975	6,673	7,843	8,792	9,258	8,663	8,395	5,698
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623
Accumulation Unit Value at end of period	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	409	519	676	923	1,051	1,267	1,523	1,503	1,348	1,068
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934	$14.041
Accumulation Unit Value at end of period	$19.583	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934
Number of Accumulation Units outstanding at end of period (in thousands)	542	665	854	1,517	1,797	2,164	2,723	2,508	3,075	2,856
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946
Accumulation Unit Value at end of period	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803
Number of Accumulation Units outstanding at end of period (in thousands)	1,647	2,188	2,930	4,885	5,582	7,479	8,246	7,325	7,713	6,561
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803	$13.946
Accumulation Unit Value at end of period	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964	$16.513	$13.385	$15.379	$14.803
Number of Accumulation Units outstanding at end of period (in thousands)	1,647	2,188	2,930	4,885	5,582	7,479	8,246	7,325	7,713	6,561
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$12.793	$—	$—	$—
Accumulation Unit Value at end of period	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084	$15.743	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,249	1,437	1,481	1,276	1,154	849	450	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$12.761	$14.706	$14.198	$13.416
Accumulation Unit Value at end of period	$17.798	$18.934	$19.010	$18.828	$17.065	$17.025	$15.696	$12.761	$14.706	$14.198
Number of Accumulation Units outstanding at end of period (in thousands)	213	256	335	429	510	588	718	799	848	529
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$10.489	$—	$—	$—
Accumulation Unit Value at end of period	$14.376	$15.332	$15.432	$15.323	$13.923	$13.924	$12.870	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	167	186	132	107	70	15	—	—	—

71

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Accumulation Unit Value at end of period	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	33,690	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014
Accumulation Unit Value at end of period	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041
Number of Accumulation Units outstanding at end of period (in thousands)	5,369	5,894	9,836	12,297	17,572	16,268	27,103	46,701	18,414	7,181
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085	$1.057
Accumulation Unit Value at end of period	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	7,991	10,612	14,155	25,265	36,251	37,863	52,220	89,434	50,471	32,390
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050
Accumulation Unit Value at end of period	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075
Number of Accumulation Units outstanding at end of period (in thousands)	19,661	24,269	44,166	61,026	83,313	96,261	142,348	250,261	93,493	47,206
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075	$1.050
Accumulation Unit Value at end of period	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056	$1.080	$1.103	$1.104	$1.075
Number of Accumulation Units outstanding at end of period (in thousands)	19,661	24,269	44,166	61,026	83,313	96,261	142,348	250,261	93,493	47,206
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$1.035	$—	$—	$—
Accumulation Unit Value at end of period	$0.875	$0.895	$0.917	$0.939	$0.963	$0.986	$1.011	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7,943	8,172	8,509	13,434	12,863	7,480	7,564	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033	$1.037	$1.013	$0.992
Accumulation Unit Value at end of period	$0.869	$0.890	$0.912	$0.935	$0.959	$0.983	$1.008	$1.033	$1.037	$1.013
Number of Accumulation Units outstanding at end of period (in thousands)	2,081	2,879	5,166	5,490	8,332	9,414	11,203	22,059	14,427	6,237
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$9.978	$—	$—	$—
Accumulation Unit Value at end of period	$8.255	$8.475	$8.702	$8.945	$9.195	$9.451	$9.714	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	104	90	83	80	100	77	71	—	—	—

72

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.106	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.595	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	339	430	521	896	485	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.992	$14.090	$10.247	$9.183	$10.720	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.446	$14.992	$14.090	$10.247	$9.183	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	126	159	191	109	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.935	$14.051	$10.229	$9.176	$10.718	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.372	$14.935	$14.051	$10.229	$9.176	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	198	245	325	438	268	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.822	$13.973	$10.192	$9.161	$10.716	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.226	$14.822	$13.973	$10.192	$9.161	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	313	438	529	763	1,125	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.822	$13.973	$10.192	$9.161	$10.716	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.226	$14.822	$13.973	$10.192	$9.161	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	313	438	529	763	1,125	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.683	$13.876	$10.147	$9.143	$10.712	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.045	$14.683	$13.876	$10.147	$9.143	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	193	207	179	161	91	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.655	$13.856	$10.138	$9.139	$10.711	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.009	$14.655	$13.856	$10.138	$9.139	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	74	78	115	58	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.517	$13.760	$10.092	$9.121	$10.708	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.830	$14.517	$13.760	$10.092	$9.121	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	30	26	19	4	—	—	—	—	—

73

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Accumulation Unit Value at end of period	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787
Number of Accumulation Units outstanding at end of period (in thousands)	1,388	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Accumulation Unit Value at end of period	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744
Number of Accumulation Units outstanding at end of period (in thousands)	167	223	286	389	495	626	809	870	901	940
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722	$10.247
Accumulation Unit Value at end of period	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722
Number of Accumulation Units outstanding at end of period (in thousands)	387	434	559	510	693	927	1,229	1,275	1,743	2,055
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230
Accumulation Unit Value at end of period	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679
Number of Accumulation Units outstanding at end of period (in thousands)	794	1,015	1,381	1,939	2,547	3,707	4,718	5,146	6,102	6,758
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679	$10.230
Accumulation Unit Value at end of period	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354	$10.594	$8.441	$12.352	$11.679
Number of Accumulation Units outstanding at end of period (in thousands)	794	1,015	1,381	1,939	2,547	3,707	4,718	5,146	6,102	6,758
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.140	$15.294	$12.126	$10.912	$11.190	$10.467	$8.361	$—	$—	$—
Accumulation Unit Value at end of period	$14.840	$16.140	$15.294	$12.126	$10.912	$11.190	$10.467	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	502	666	710	568	608	505	322	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345	$12.248	$11.615	$10.204
Accumulation Unit Value at end of period	$14.760	$16.061	$15.227	$12.079	$10.875	$11.157	$10.442	$8.345	$12.248	$11.615
Number of Accumulation Units outstanding at end of period (in thousands)	124	153	204	308	364	495	640	717	839	942
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$10.173	$—	$—	$—
Accumulation Unit Value at end of period	$17.681	$19.288	$18.332	$14.578	$13.158	$13.533	$12.698	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	68	67	40	42	16	4	—	—	—

74

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Accumulation Unit Value at end of period	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	34,785	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069
Accumulation Unit Value at end of period	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	7,197	7,453	9,609	12,480	13,631	16,999	21,546	27,809	21,179	16,498
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080	$1.064
Accumulation Unit Value at end of period	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080
Number of Accumulation Units outstanding at end of period (in thousands)	7,494	9,584	12,175	18,991	23,618	29,090	36,975	49,097	40,866	35,410
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057
Accumulation Unit Value at end of period	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071
Number of Accumulation Units outstanding at end of period (in thousands)	28,128	34,759	44,035	60,807	68,451	89,865	110,137	177,194	134,348	109,522
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071	$1.057
Accumulation Unit Value at end of period	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234	$1.197	$1.224	$1.114	$1.071
Number of Accumulation Units outstanding at end of period (in thousands)	28,128	34,759	44,035	60,807	68,451	89,865	110,137	177,194	134,348	109,522
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$1.205	$—	$—	$—
Accumulation Unit Value at end of period	$1.203	$1.229	$1.209	$1.273	$1.273	$1.209	$1.175	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13,481	15,441	16,541	18,828	13,087	10,038	6,911	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202	$1.097	$1.058	$1.047
Accumulation Unit Value at end of period	$1.196	$1.222	$1.203	$1.267	$1.268	$1.205	$1.172	$1.202	$1.097	$1.058
Number of Accumulation Units outstanding at end of period (in thousands)	4,221	5,077	6,297	8,949	9,960	12,689	15,070	17,916	16,730	14,162
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$10.328	$—	$—	$—
Accumulation Unit Value at end of period	$10.103	$10.349	$10.215	$10.782	$10.815	$10.302	$10.047	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	268	273	291	181	189	89	27	—	—	—

75

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Accumulation Unit Value at end of period	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062
Number of Accumulation Units outstanding at end of period (in thousands)	9,771	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Accumulation Unit Value at end of period	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041
Number of Accumulation Units outstanding at end of period (in thousands)	471	538	868	1,139	1,570	1,843	2,226	2,498	2,522	1,449
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030	$1.615
Accumulation Unit Value at end of period	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030
Number of Accumulation Units outstanding at end of period (in thousands)	2,171	2,417	2,801	3,111	4,170	5,152	6,359	6,988	7,667	4,199
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604
Accumulation Unit Value at end of period	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012
Number of Accumulation Units outstanding at end of period (in thousands)	2,487	3,252	4,433	6,196	8,953	11,599	19,521	14,250	13,092	6,846
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012	$1.604
Accumulation Unit Value at end of period	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924	$1.742	$1.317	$2.258	$2.012
Number of Accumulation Units outstanding at end of period (in thousands)	2,487	3,252	4,433	6,196	8,953	11,599	19,521	14,250	13,092	6,846
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$1.296	$—	$—	$—
Accumulation Unit Value at end of period	$2.094	$2.198	$2.245	$1.933	$1.714	$1.884	$1.711	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,631	1,556	1,492	1,268	1,835	981	642	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293	$2.224	$1.987	$1.589
Accumulation Unit Value at end of period	$2.082	$2.186	$2.233	$1.924	$1.708	$1.877	$1.706	$1.293	$2.224	$1.987
Number of Accumulation Units outstanding at end of period (in thousands)	573	688	876	1,203	1,401	1,621	1,907	2,063	1,559	748
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$10.644	$—	$—	$—
Accumulation Unit Value at end of period	$16.838	$17.723	$18.157	$15.681	$13.951	$15.377	$14.004	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	41	39	23	25	4	—	—	—	—

76

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Accumulation Unit Value at end of period	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631
Number of Accumulation Units outstanding at end of period (in thousands)	8,421	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Accumulation Unit Value at end of period	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614
Number of Accumulation Units outstanding at end of period (in thousands)	1,376	1,707	2,157	3,404	4,201	5,499	6,784	7,554	6,386	5,982
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606	$1.472
Accumulation Unit Value at end of period	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	2,875	3,394	3,936	4,608	6,072	8,082	11,304	12,872	18,871	21,534
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462
Accumulation Unit Value at end of period	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591
Number of Accumulation Units outstanding at end of period (in thousands)	4,728	6,238	8,012	12,342	16,263	21,501	27,183	29,927	34,326	31,773
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591	$1.462
Accumulation Unit Value at end of period	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696	$1.519	$1.193	$1.705	$1.591
Number of Accumulation Units outstanding at end of period (in thousands)	4,728	6,238	8,012	12,342	16,263	21,501	27,183	29,927	34,326	31,773
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$1.174	$—	$—	$—
Accumulation Unit Value at end of period	$1.971	$2.104	$2.065	$1.643	$1.517	$1.661	$1.492	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,973	6,367	6,092	5,754	5,468	3,865	1,816	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171	$1.680	$1.572	$1.449
Accumulation Unit Value at end of period	$1.959	$2.093	$2.055	$1.635	$1.511	$1.655	$1.487	$1.171	$1.680	$1.572
Number of Accumulation Units outstanding at end of period (in thousands)	964	1,151	1,447	2,054	2,348	2,651	3,282	3,602	4,419	4,199
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$10.245	$—	$—	$—
Accumulation Unit Value at end of period	$16.842	$18.038	$17.754	$14.166	$13.124	$14.409	$12.979	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	107	99	65	60	28	3	—	—	—

77

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	99	112	101	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.019	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.921	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	21	24	25	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.980	$13.201	$9.829	$10.009	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.868	$13.980	$13.201	$9.829	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	37	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.901	$13.153	$9.813	$10.006	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.762	$13.901	$13.153	$9.813	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	80	60	159	122	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.901	$13.153	$9.813	$10.006	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.762	$13.901	$13.153	$9.813	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	80	60	159	122	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.803	$13.093	$9.792	$10.002	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.631	$13.803	$13.093	$9.792	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	35	31	25	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.783	$13.081	$9.788	$10.001	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.605	$13.783	$13.081	$9.788	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	26	22	22	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.686	$13.021	$9.768	$9.997	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.475	$13.686	$13.021	$9.768	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	6	2	—	—	—	—	—	—

78

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,130	1,673	1,902	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	161	221	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.690	$9.885	$9.976	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.500	$9.690	$9.885	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,050	713	488	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.660	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.450	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,100	964	1,186	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.660	$9.873	$9.973	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.450	$9.660	$9.873	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,100	964	1,186	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.621	$9.859	$9.970	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.389	$9.621	$9.859	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,130	1,068	442	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.614	$9.856	$9.969	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.377	$9.614	$9.856	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	258	224	67	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.576	$9.841	$9.966	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.317	$9.576	$9.841	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	19	65	—	—	—	—	—	—	—

79

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Accumulation Unit Value at end of period	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233
Number of Accumulation Units outstanding at end of period (in thousands)	646	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Accumulation Unit Value at end of period	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	49	62	107	138	189	229	289	293	174	77
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097	$12.246
Accumulation Unit Value at end of period	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097
Number of Accumulation Units outstanding at end of period (in thousands)	156	175	215	240	340	410	500	546	457	321
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192
Accumulation Unit Value at end of period	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007
Number of Accumulation Units outstanding at end of period (in thousands)	320	401	596	795	1,084	1,355	1,676	2,127	1,504	1,327
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007	$12.192
Accumulation Unit Value at end of period	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448	$11.491	$9.684	$14.413	$14.007
Number of Accumulation Units outstanding at end of period (in thousands)	320	401	596	795	1,084	1,355	1,676	2,127	1,504	1,327
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$9.560	$—	$—	$—
Accumulation Unit Value at end of period	$18.874	$20.472	$20.496	$15.279	$13.748	$14.192	$11.315	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	265	280	298	254	210	111	63	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536	$14.235	$13.875	$12.114
Accumulation Unit Value at end of period	$18.761	$20.360	$20.394	$15.211	$13.693	$14.142	$11.281	$9.536	$14.235	$13.875
Number of Accumulation Units outstanding at end of period (in thousands)	58	68	101	119	147	169	175	206	129	86
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$10.452	$—	$—	$—
Accumulation Unit Value at end of period	$20.207	$21.984	$22.076	$16.506	$14.897	$15.424	$12.334	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	46	43	26	28	6	1	—	—	—

80

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Accumulation Unit Value at end of period	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	3,897	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Accumulation Unit Value at end of period	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471
Number of Accumulation Units outstanding at end of period (in thousands)	1,159	1,255	1,702	2,149	2,731	3,923	4,447	4,738	5,033	4,596
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463	$1.318
Accumulation Unit Value at end of period	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463
Number of Accumulation Units outstanding at end of period (in thousands)	1,875	2,204	2,632	3,998	5,140	6,852	10,280	11,157	16,250	20,671
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309
Accumulation Unit Value at end of period	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450
Number of Accumulation Units outstanding at end of period (in thousands)	3,051	3,989	5,440	8,415	9,989	13,523	31,721	18,809	22,055	21,936
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450	$1.309
Accumulation Unit Value at end of period	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033	$0.984	$0.680	$1.440	$1.450
Number of Accumulation Units outstanding at end of period (in thousands)	3,051	3,989	5,440	8,415	9,989	13,523	31,721	18,809	22,055	21,936
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$0.669	$—	$—	$—
Accumulation Unit Value at end of period	$1.306	$1.493	$1.435	$1.100	$0.958	$1.012	$0.966	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,848	3,157	2,705	2,611	2,421	2,022	1,722	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667	$1.419	$1.432	$1.297
Accumulation Unit Value at end of period	$1.298	$1.485	$1.428	$1.095	$0.954	$1.009	$0.963	$0.667	$1.419	$1.432
Number of Accumulation Units outstanding at end of period (in thousands)	637	693	953	1,276	1,486	2,169	2,518	2,682	3,159	3,085
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$10.293	$—	$—	$—
Accumulation Unit Value at end of period	$19.670	$22.567	$21.756	$16.719	$14.600	$15.479	$14.822	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	31	12	31	41	11	—	—	—	—

81

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Accumulation Unit Value at end of period	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958
Number of Accumulation Units outstanding at end of period (in thousands)	219	245	305	208	253	284	326	367	378	321
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300
Accumulation Unit Value at end of period	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794
Number of Accumulation Units outstanding at end of period (in thousands)	13	18	27	47	62	80	99	121	114	100
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066	$12.355
Accumulation Unit Value at end of period	$20.845	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066
Number of Accumulation Units outstanding at end of period (in thousands)	70	88	98	75	77	111	147	169	267	313
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271
Accumulation Unit Value at end of period	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933
Number of Accumulation Units outstanding at end of period (in thousands)	56	79	97	142	144	163	213	287	396	368
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933	$12.271
Accumulation Unit Value at end of period	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666	$13.343	$10.334	$15.952	$14.933
Number of Accumulation Units outstanding at end of period (in thousands)	56	79	97	142	144	163	213	287	396	368
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$9.251	$—	$—	$—
Accumulation Unit Value at end of period	$17.851	$18.556	$18.307	$14.678	$12.196	$13.063	$11.915	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	60	64	63	59	25	18	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228	$14.287	$13.415	$11.056
Accumulation Unit Value at end of period	$17.744	$18.454	$18.216	$14.612	$12.147	$13.018	$11.879	$9.228	$14.287	$13.415
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	29	40	31	31	33	37	48	52
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$10.584	$—	$—	$—
Accumulation Unit Value at end of period	$19.999	$20.851	$20.633	$16.593	$13.828	$14.856	$13.591	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	8	7	5	4	10	—	—	—	—

82

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Accumulation Unit Value at end of period	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611
Number of Accumulation Units outstanding at end of period (in thousands)	3,042	3,608	4,530	1,218	1,422	1,177	1,351	1,449	1,181	916
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238
Accumulation Unit Value at end of period	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545
Number of Accumulation Units outstanding at end of period (in thousands)	108	130	192	238	293	285	309	308	303	217
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233	$7.785
Accumulation Unit Value at end of period	$15.538	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233
Number of Accumulation Units outstanding at end of period (in thousands)	419	476	597	300	312	350	399	409	543	517
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732
Accumulation Unit Value at end of period	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161
Number of Accumulation Units outstanding at end of period (in thousands)	514	533	664	965	687	766	860	792	832	524
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161	$7.732
Accumulation Unit Value at end of period	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999	$7.976	$5.922	$9.674	$8.161
Number of Accumulation Units outstanding at end of period (in thousands)	514	533	664	965	687	766	860	792	832	524
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$3.935	$—	$—	$—
Accumulation Unit Value at end of period	$9.876	$9.410	$8.852	$6.628	$5.787	$5.950	$5.286	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	534	443	488	481	235	171	188	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$3.925	$6.431	$5.442	$5.171
Accumulation Unit Value at end of period	$9.817	$9.358	$8.808	$6.599	$5.764	$5.929	$5.270	$3.925	$6.431	$5.442
Number of Accumulation Units outstanding at end of period (in thousands)	78	77	98	102	138	110	135	106	117	82
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$10.096	$—	$—	$—
Accumulation Unit Value at end of period	$24.815	$23.715	$22.374	$16.805	$14.715	$15.175	$13.523	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	11	11	6	5	3	1	—	—	—

83

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.593	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.976	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,363	1,700	2,263	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.562	$10.470	$10.138	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.926	$10.562	$10.470	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	283	318	466	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.546	$10.465	$10.137	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.901	$10.546	$10.465	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	420	533	782	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.514	$10.454	$10.134	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.851	$10.514	$10.454	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	977	1,272	1,777	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.514	$10.454	$10.134	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.851	$10.514	$10.454	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	977	1,272	1,777	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.474	$10.441	$10.131	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.789	$10.474	$10.441	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	628	674	817	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.466	$10.438	$10.130	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.777	$10.466	$10.438	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	126	163	185	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.427	$10.425	$10.127	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.716	$10.427	$10.425	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	96	105	—	—	—	—	—	—	—

84

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Accumulation Unit Value at end of period	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	1,259	1,570	2,083	4,546	6,136	7,490	8,615	9,459	9,208	6,654
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550
Accumulation Unit Value at end of period	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479
Number of Accumulation Units outstanding at end of period (in thousands)	338	429	562	763	993	1,241	1,596	1,750	1,636	1,483
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480	$8.559
Accumulation Unit Value at end of period	$14.113	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480
Number of Accumulation Units outstanding at end of period (in thousands)	394	519	661	1,112	1,449	1,865	2,270	2,535	2,836	2,373
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501
Accumulation Unit Value at end of period	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397
Number of Accumulation Units outstanding at end of period (in thousands)	1,377	1,826	2,499	3,757	4,700	6,286	7,724	8,589	9,328	9,172
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397	$8.501
Accumulation Unit Value at end of period	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955	$8.240	$6.637	$10.140	$9.397
Number of Accumulation Units outstanding at end of period (in thousands)	1,377	1,826	2,499	3,757	4,700	6,286	7,724	8,589	9,328	9,172
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$6.629	$—	$—	$—
Accumulation Unit Value at end of period	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899	$8.208	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	726	868	965	861	889	644	411	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$6.612	$10.132	$9.417	$8.545
Accumulation Unit Value at end of period	$13.403	$13.712	$12.665	$9.834	$8.460	$8.868	$8.184	$6.612	$10.132	$9.417
Number of Accumulation Units outstanding at end of period (in thousands)	234	298	435	584	714	878	1,108	1,220	1,248	1,195
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$10.218	$—	$—	$—
Accumulation Unit Value at end of period	$20.352	$20.874	$19.329	$15.045	$12.975	$13.635	$12.615	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	100	104	70	71	21	3	—	—	—

85

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.127	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.385	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.109	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	130	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.384	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.099	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.381	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.081	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	193	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.381	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.081	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	193	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.377	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.058	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.376	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.053	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.372	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.030	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	—	—	—	—	—	—	—	—	—

86

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Accumulation Unit Value at end of period	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465
Number of Accumulation Units outstanding at end of period (in thousands)	717	825	1,119	1,482	1,894	2,527	2,332	2,420	2,647	2,782
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350
Accumulation Unit Value at end of period	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389
Number of Accumulation Units outstanding at end of period (in thousands)	167	206	265	359	458	650	767	755	693	715
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871	$5.841
Accumulation Unit Value at end of period	$8.237	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871
Number of Accumulation Units outstanding at end of period (in thousands)	272	291	396	597	770	1,163	1,405	1,559	2,022	2,492
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801
Accumulation Unit Value at end of period	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819
Number of Accumulation Units outstanding at end of period (in thousands)	660	607	835	1,065	1,365	4,177	3,985	2,230	2,161	2,164
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819	$5.801
Accumulation Unit Value at end of period	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211	$4.109	$2.962	$6.252	$5.819
Number of Accumulation Units outstanding at end of period (in thousands)	660	607	835	1,065	1,365	4,177	3,985	2,230	2,161	2,164
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.213	$7.731	$5.753	$5.060	$5.517	$4.361	$3.152	$—	$—	$—
Accumulation Unit Value at end of period	$8.384	$8.213	$7.731	$5.753	$5.060	$5.517	$4.361	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	602	398	344	341	299	430	127	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$3.144	$6.655	$6.213	$6.213
Accumulation Unit Value at end of period	$8.333	$8.168	$7.693	$5.727	$5.040	$5.498	$4.347	$3.144	$6.655	$6.213
Number of Accumulation Units outstanding at end of period (in thousands)	105	138	167	186	217	295	256	289	300	361
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$10.192	$—	$—	$—
Accumulation Unit Value at end of period	$26.546	$26.083	$24.628	$18.381	$16.214	$17.733	$14.058	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	21	15	5	4	2	1	—	—	—

87

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Accumulation Unit Value at end of period	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,021	1,311	2,623	3,570	4,460	5,088	6,100	6,775	5,496
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108
Accumulation Unit Value at end of period	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006
Number of Accumulation Units outstanding at end of period (in thousands)	196	253	336	492	584	733	995	1,061	1,083	1,031
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468	$12.136
Accumulation Unit Value at end of period	$21.804	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	137	202	261	458	663	941	1,107	1,289	1,500	1,431
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054
Accumulation Unit Value at end of period	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349
Number of Accumulation Units outstanding at end of period (in thousands)	528	729	1,039	1,490	2,484	2,991	4,336	4,908	4,348	4,978
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349	$12.054
Accumulation Unit Value at end of period	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916	$12.683	$7.945	$13.388	$13.349
Number of Accumulation Units outstanding at end of period (in thousands)	528	729	1,039	1,490	2,484	2,991	4,336	4,908	4,348	4,978
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$5.195	$—	$—	$—
Accumulation Unit Value at end of period	$13.638	$14.245	$15.741	$11.399	$9.636	$11.005	$8.272	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	528	653	750	695	768	525	296	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182	$8.758	$8.759	$7.933
Accumulation Unit Value at end of period	$13.557	$14.167	$15.663	$11.347	$9.598	$10.967	$8.247	$5.182	$8.758	$8.759
Number of Accumulation Units outstanding at end of period (in thousands)	137	162	251	333	428	543	656	796	931	914
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$11.003	$—	$—	$—
Accumulation Unit Value at end of period	$28.286	$29.634	$32.845	$23.855	$20.227	$23.171	$17.468	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	39	38	27	18	12	3	—	—	—

88

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.509	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.534	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	380	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.506	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.516	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.504	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.508	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.501	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.490	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	300	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.501	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.490	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	300	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.497	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.468	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	197	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.496	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.464	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.492	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.442	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	—	—	—	—	—	—	—	—	—

89

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Accumulation Unit Value at end of period	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498
Number of Accumulation Units outstanding at end of period (in thousands)	139	154	174	331	297	247	301	238	180	79
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568
Accumulation Unit Value at end of period	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	32	30	29	31	43	34	31	35
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435	$10.559
Accumulation Unit Value at end of period	$17.937	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435
Number of Accumulation Units outstanding at end of period (in thousands)	34	57	49	55	88	66	90	81	78	40
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542
Accumulation Unit Value at end of period	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393
Number of Accumulation Units outstanding at end of period (in thousands)	93	141	167	225	205	205	267	181	1,104	404
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393	$10.542
Accumulation Unit Value at end of period	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420	$10.073	$7.888	$12.616	$11.393
Number of Accumulation Units outstanding at end of period (in thousands)	93	141	167	225	205	205	267	181	1,104	404
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.367	$16.150	$12.511	$10.933	$11.255	$9.952	$7.812	$—	$—	$—
Accumulation Unit Value at end of period	$17.083	$17.367	$16.150	$12.511	$10.933	$11.255	$9.952	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	69	97	46	42	19	8	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797	$12.510	$11.330	$10.515
Accumulation Unit Value at end of period	$16.990	$17.282	$16.079	$12.462	$10.896	$11.222	$9.928	$7.797	$12.510	$11.330
Number of Accumulation Units outstanding at end of period (in thousands)	21	28	24	43	30	25	29	28	29	19
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$10.227	$—	$—	$—
Accumulation Unit Value at end of period	$21.898	$22.330	$20.827	$16.183	$14.184	$14.646	$12.989	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	4	4	2	1	—	—	—	—	—

90

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Accumulation Unit Value at end of period	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	10,360	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996
Accumulation Unit Value at end of period	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204
Number of Accumulation Units outstanding at end of period (in thousands)	174	232	274	438	436	505	565	380	206	132
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186	$9.988
Accumulation Unit Value at end of period	$12.932	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186
Number of Accumulation Units outstanding at end of period (in thousands)	2,369	2,777	3,112	748	898	993	846	606	450	126
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971
Accumulation Unit Value at end of period	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149
Number of Accumulation Units outstanding at end of period (in thousands)	948	1,231	1,507	2,821	3,141	4,933	5,157	2,266	1,503	738
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149	$9.971
Accumulation Unit Value at end of period	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804	$11.228	$9.881	$10.346	$10.149
Number of Accumulation Units outstanding at end of period (in thousands)	948	1,231	1,507	2,821	3,141	4,933	5,157	2,266	1,503	738
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$9.788	$—	$—	$—
Accumulation Unit Value at end of period	$12.318	$12.662	$12.259	$12.694	$12.118	$11.634	$11.094	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	616	609	620	643	590	323	139	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769	$10.259	$10.094	$9.947
Accumulation Unit Value at end of period	$12.251	$12.600	$12.205	$12.645	$12.077	$11.600	$11.067	$9.769	$10.259	$10.094
Number of Accumulation Units outstanding at end of period (in thousands)	132	142	159	259	268	329	303	213	114	47
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$10.282	$—	$—	$—
Accumulation Unit Value at end of period	$12.671	$13.064	$12.687	$13.177	$12.616	$12.149	$11.620	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	72	74	64	66	44	2	—	—	—

91

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Accumulation Unit Value at end of period	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,185	3,750	4,700	9,364	11,381	13,818	15,685	17,271	19,439	15,381
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087
Accumulation Unit Value at end of period	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	846	1,051	1,351	1,718	2,186	2,779	3,437	3,655	3,447	2,986
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864	$12.641
Accumulation Unit Value at end of period	$17.766	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864
Number of Accumulation Units outstanding at end of period (in thousands)	827	1,032	1,292	2,110	2,817	3,470	4,266	4,892	6,550	7,050
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555
Accumulation Unit Value at end of period	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742
Number of Accumulation Units outstanding at end of period (in thousands)	2,569	2,979	4,116	5,741	7,340	9,666	12,094	13,805	15,380	14,193
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742	$12.555
Accumulation Unit Value at end of period	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251	$12.322	$10.672	$14.010	$13.742
Number of Accumulation Units outstanding at end of period (in thousands)	2,569	2,979	4,116	5,741	7,340	9,666	12,094	13,805	15,380	14,193
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$10.646	$—	$—	$—
Accumulation Unit Value at end of period	$16.955	$17.440	$16.472	$14.180	$13.061	$13.152	$12.261	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,545	1,693	1,670	1,244	1,193	1,006	578	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$10.619	$13.983	$13.757	$12.606
Accumulation Unit Value at end of period	$16.853	$17.344	$16.390	$14.116	$13.009	$13.106	$12.224	$10.619	$13.983	$13.757
Number of Accumulation Units outstanding at end of period (in thousands)	365	469	553	696	904	1,083	1,262	1,478	1,661	1,574
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$10.294	$—	$—	$—
Accumulation Unit Value at end of period	$16.054	$16.563	$15.691	$13.548	$12.517	$12.642	$11.821	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	239	226	203	159	153	83	35	—	—	—

92

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Accumulation Unit Value at end of period	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,271	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Accumulation Unit Value at end of period	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104
Number of Accumulation Units outstanding at end of period (in thousands)	104	125	173	254	342	414	511	525	418	302
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042	$14.387
Accumulation Unit Value at end of period	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042
Number of Accumulation Units outstanding at end of period (in thousands)	350	399	485	519	662	781	925	1,044	1,136	790
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311
Accumulation Unit Value at end of period	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917
Number of Accumulation Units outstanding at end of period (in thousands)	545	702	982	1,290	1,637	2,099	2,469	2,553	2,298	1,732
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917	$14.311
Accumulation Unit Value at end of period	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425	$14.137	$11.777	$17.858	$16.917
Number of Accumulation Units outstanding at end of period (in thousands)	545	702	982	1,290	1,637	2,099	2,469	2,553	2,298	1,732
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$11.615	$—	$—	$—
Accumulation Unit Value at end of period	$23.138	$23.888	$22.152	$16.706	$14.726	$15.137	$13.908	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	411	427	469	341	312	209	120	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586	$17.621	$16.743	$14.206
Accumulation Unit Value at end of period	$23.000	$23.757	$22.042	$16.631	$14.667	$15.084	$13.866	$11.586	$17.621	$16.743
Number of Accumulation Units outstanding at end of period (in thousands)	86	109	159	203	248	275	318	305	235	172
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$10.378	$—	$—	$—
Accumulation Unit Value at end of period	$20.244	$20.963	$19.498	$14.749	$13.039	$13.444	$12.389	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	60	67	37	40	18	3	—	—	—

93

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Accumulation Unit Value at end of period	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326
Number of Accumulation Units outstanding at end of period (in thousands)	331	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076
Accumulation Unit Value at end of period	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040
Number of Accumulation Units outstanding at end of period (in thousands)	86	100	121	181	218	275	320	284	310	253
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749	$15.687
Accumulation Unit Value at end of period	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749
Number of Accumulation Units outstanding at end of period (in thousands)	114	133	155	261	333	511	704	635	822	812
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580
Accumulation Unit Value at end of period	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575
Number of Accumulation Units outstanding at end of period (in thousands)	305	408	518	791	982	1,544	1,910	1,507	1,891	1,641
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575	$15.580
Accumulation Unit Value at end of period	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391	$19.425	$11.457	$24.719	$19.575
Number of Accumulation Units outstanding at end of period (in thousands)	305	408	518	791	982	1,544	1,910	1,507	1,891	1,641
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$12.088	$—	$—	$—
Accumulation Unit Value at end of period	$14.620	$18.595	$20.733	$21.405	$19.343	$23.507	$20.444	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	239	262	267	245	258	120	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$12.058	$26.095	$20.726	$16.546
Accumulation Unit Value at end of period	$14.533	$18.493	$20.630	$21.309	$19.266	$23.425	$20.383	$12.058	$26.095	$20.726
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	54	82	94	141	180	150	146	122
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$10.399	$—	$—	$—
Accumulation Unit Value at end of period	$12.316	$15.712	$17.571	$18.195	$16.492	$20.103	$17.536	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	27	22	17	20	8	6	—	—	—

94

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Accumulation Unit Value at end of period	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081
Number of Accumulation Units outstanding at end of period (in thousands)	2,650	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Accumulation Unit Value at end of period	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927
Number of Accumulation Units outstanding at end of period (in thousands)	319	407	483	666	832	1,036	1,383	1,539	1,483	1,433
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349	$11.214
Accumulation Unit Value at end of period	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349
Number of Accumulation Units outstanding at end of period (in thousands)	695	782	856	1,023	1,284	1,635	1,991	2,324	2,881	2,789
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138
Accumulation Unit Value at end of period	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232
Number of Accumulation Units outstanding at end of period (in thousands)	1,565	1,917	2,464	3,589	4,603	6,020	7,537	9,161	10,339	10,813
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232	$11.138
Accumulation Unit Value at end of period	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392	$11.685	$8.716	$14.945	$13.232
Number of Accumulation Units outstanding at end of period (in thousands)	1,565	1,917	2,464	3,589	4,603	6,020	7,537	9,161	10,339	10,813
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.221	$14.093	$11.745	$10.180	$11.674	$11.036	$8.252	$—	$—	$—
Accumulation Unit Value at end of period	$11.151	$12.221	$14.093	$11.745	$10.180	$11.674	$11.036	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,159	1,285	1,344	1,080	1,095	831	539	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232	$14.157	$12.572	$10.614
Accumulation Unit Value at end of period	$11.084	$12.154	$14.023	$11.692	$10.139	$11.633	$11.003	$8.232	$14.157	$12.572
Number of Accumulation Units outstanding at end of period (in thousands)	295	326	415	619	770	955	1,196	1,395	1,632	1,679
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$10.700	$—	$—	$—
Accumulation Unit Value at end of period	$14.157	$15.562	$18.000	$15.046	$13.080	$15.045	$14.265	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	113	104	68	66	30	5	—	—	—

95

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Accumulation Unit Value at end of period	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486
Number of Accumulation Units outstanding at end of period (in thousands)	2,171	2,618	3,307	5,922	7,426	9,221	10,684	12,684	14,543	10,310
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805
Accumulation Unit Value at end of period	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304
Number of Accumulation Units outstanding at end of period (in thousands)	390	476	584	859	1,127	1,447	1,820	2,242	2,470	2,313
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328	$12.838
Accumulation Unit Value at end of period	$14.247	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328
Number of Accumulation Units outstanding at end of period (in thousands)	507	617	759	1,274	1,601	2,083	2,558	2,935	3,821	3,629
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750
Accumulation Unit Value at end of period	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193
Number of Accumulation Units outstanding at end of period (in thousands)	1,809	2,289	3,170	4,466	5,944	7,629	9,555	11,771	14,669	14,020
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193	$12.750
Accumulation Unit Value at end of period	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563	$11.006	$8.582	$15.211	$15.193
Number of Accumulation Units outstanding at end of period (in thousands)	1,809	2,289	3,170	4,466	5,944	7,629	9,555	11,771	14,669	14,020
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$8.191	$—	$—	$—
Accumulation Unit Value at end of period	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981	$10.478	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	979	1,065	1,020	785	714	518	408	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170	$14.525	$14.551	$12.248
Accumulation Unit Value at end of period	$12.930	$14.177	$14.957	$11.722	$9.927	$10.942	$10.447	$8.170	$14.525	$14.551
Number of Accumulation Units outstanding at end of period (in thousands)	208	318	387	509	881	1,207	1,467	1,700	1,931	1,797
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$10.621	$—	$—	$—
Accumulation Unit Value at end of period	$16.517	$18.156	$19.203	$15.088	$12.810	$14.155	$13.547	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	45	33	30	25	10	1	—	—	—
(a) Inception date March 26, 2015.

SA-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Hartford Life and Annuity Insurance Company
We have audited the accompanying statements of assets and liabilities as of December 31, 2015, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life and Annuity Insurance Company Separate Account Seven (the “Account”):

American Century VP Value Fund	BlackRock Global Allocation V.I. Fund
American Century VP Growth Fund	BlackRock Global Opportunities V.I. Fund
AB VPS Balanced Wealth Strategy Portfolio (Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio)	BlackRock Large Cap Growth V.I. Fund
AB VPS International Value Portfolio (Formerly AllianceBernstein VPS International Value Portfolio)	BlackRock Equity Dividend V.I. Fund
AB VPS Small/Mid Cap Value Portfolio (Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)	UIF Core Plus Fixed Income Portfolio
AB VPS Value Portfolio (Formerly AllianceBernstein VPS Value Portfolio)	UIF Growth Portfolio
AB VPS International Growth Portfolio (Formerly AllianceBernstein VPS International Growth Portfolio)	UIF Mid Cap Growth Portfolio
Invesco V.I. Value Opportunities Fund	Invesco V.I. American Value Fund
Invesco V.I. Core Equity Fund	Morgan Stanley Mid Cap Growth Portfolio
Invesco V.I. Government Securities Fund	BlackRock Capital Appreciation V.I. Fund
Invesco V.I. International Growth Fund	Oppenheimer Capital Appreciation Fund/VA
Invesco V.I. Mid Cap Core Equity Fund	Oppenheimer Global Fund/VA
Invesco V.I. Small Cap Equity Fund	Oppenheimer Main Street Fund®/VA
Invesco V.I. Balanced Risk Allocation Fund	Oppenheimer Main Street Small Cap Fund/VA
Invesco V.I. Diversified Dividend Fund	Oppenheimer Equity Income Fund/VA
Invesco V.I. Money Market Fund	Putnam VT Diversified Income Fund
American Century VP Mid Cap Value Fund	Putnam VT Global Asset Allocation Fund
American Funds Global Bond Fund	Putnam VT International Value Fund
American Funds Global Growth and Income Fund	Putnam VT International Equity Fund
American Funds Asset Allocation Fund	Putnam VT Investors Fund
American Funds Blue Chip Income and Growth Fund	Putnam VT Small Cap Value Fund
American Funds Bond Fund	Putnam VT Voyager Fund
American Funds Global Growth Fund	Putnam VT Equity Income Fund
American Funds Growth Fund	PIMCO All Asset Fund
American Funds Growth-Income Fund	PIMCO Global Dividend Portfolio (Formerly PIMCO EqS Pathfinder Fund®)
American Funds International Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
American Funds New World Fund	Jennison 20/20 Focus Fund
American Funds Global Small Capitalization Fund	Jennison Fund
Wells Fargo VT Omega Growth Fund (Formerly Wells Fargo Advantage VT Omega Growth Fund)	Prudential Value Portfolio
Fidelity® VIP Growth Portfolio	Invesco V.I. Growth and Income Fund
Fidelity® VIP Contrafund® Portfolio	Invesco V.I. Comstock Fund
Fidelity® VIP Mid Cap Portfolio	Invesco V.I. American Franchise Fund
Fidelity® VIP Value Strategies Portfolio	Invesco V.I. Mid Cap Growth Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Wells Fargo VT Index Asset Allocation Fund (Formerly Wells Fargo Advantage VT Index Asset Allocation Fund)
Fidelity® VIP Strategic Income Portfolio	Wells Fargo VT Total Return Bond Fund (Formerly Wells Fargo Advantage VT Total Return Bond Fund)
Franklin Rising Dividends VIP Fund	Wells Fargo VT Intrinsic Value Fund (Formerly Wells Fargo Advantage VT Intrinsic Value Fund)
Franklin Income VIP Fund	Wells Fargo VT International Equity Fund (Formerly Wells Fargo Advantage VT International Equity Fund)
Franklin Large Cap Growth VIP Fund	Wells Fargo VT Small Cap Growth Fund (Formerly Wells Fargo Advantage VT Small Cap Growth Fund)
Franklin Global Real Estate VIP Fund	Wells Fargo VT Discovery Fund (Formerly Wells Fargo Advantage VT Discovery Fund)
Franklin Small-Mid Cap Growth VIP Fund	Wells Fargo VT Small Cap Value Fund (Formerly Wells Fargo Advantage VT Small Cap Value Fund)
Franklin Small Cap Value VIP Fund	Wells Fargo VT Opportunity Fund (Formerly Wells Fargo Advantage VT Opportunity Fund)
Franklin Strategic Income VIP Fund	HIMCO VIT Index Fund
Franklin Mutual Shares VIP Fund	HIMCO VIT Portfolio Diversifier Fund
Templeton Developing Markets VIP Fund	HIMCO VIT American Funds Asset Allocation Fund
Templeton Foreign VIP Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
Templeton Growth VIP Fund	HIMCO VIT American Funds Bond Fund
Franklin Mutual Global Discovery VIP Fund	HIMCO VIT American Funds Global Bond Fund
Franklin Flex Cap Growth VIP Fund	HIMCO VIT American Funds Global Growth and Income Fund
Templeton Global Bond VIP Fund	HIMCO VIT American Funds Global Growth Fund
Hartford Balanced HLS Fund	HIMCO VIT American Funds Global Small Capitalization Fund
Hartford Total Return Bond HLS Fund	HIMCO VIT American Funds Growth Fund
Hartford Capital Appreciation HLS Fund	HIMCO VIT American Funds Growth-Income Fund
Hartford Dividend and Growth HLS Fund	HIMCO VIT American Funds International Fund
Hartford Global Growth HLS Fund	HIMCO VIT American Funds New World Fund
Hartford Disciplined Equity HLS Fund	MFS Core Equity Portfolio (Merged with MFS® Core Equity Fund)
Hartford Growth Opportunities HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio (Merged with MFS® Investors Growth Stock Fund)
Hartford High Yield HLS Fund	MFS® Research International Portfolio (Merged with MFS® Research International Fund)
Hartford International Opportunities HLS Fund	Franklin Large Cap Value VIP Fund
Hartford Small/Mid Cap Equity HLS Fund	Hartford Global Research HLS Fund (merged with Hartford Global Growth HLS Fund)
Hartford Ultrashort Bond HLS Fund	Hartford Growth HLS Fund (merged with Hartford Growth Opportunities HLS Fund)
Hartford Small Company HLS Fund	Hartford Index HLS Fund (merged with HIMCO VIT Index Fund)
Hartford SmallCap Growth HLS Fund	American Funds Asset Allocation HLS Fund (merged with HIMCO VIT American Funds Asset Allocation Fund)
Hartford Stock HLS Fund	American Funds Blue Chip Income and Growth HLS Fund (merged with HIMCO VIT American Funds Blue Chip Income and Growth Fund)
Hartford U.S. Government Securities HLS Fund	American Funds Bond HLS Fund (merged with HIMCO VIT American Funds Bond Fund)
Hartford Value HLS Fund	American Funds Global Bond HLS Fund (merged with HIMCO VIT American Funds Global Bond Fund)
Lord Abbett Fundamental Equity Fund	American Funds Global Growth and Income HLS Fund (merged with HIMCO VIT American Funds Global Growth and Income Fund)
Lord Abbett Calibrated Dividend Growth Fund	American Funds Global Growth HLS Fund (merged with HIMCO VIT American Funds Global Growth Fund)
Lord Abbett Bond Debenture Fund	American Funds Global Small Capitalization HLS Fund (merged with HIMCO VIT American Funds Global Small Capitalization Fund)
Lord Abbett Growth and Income Fund	American Funds Growth HLS Fund (merged with HIMCO VIT American Funds Growth Fund)
American Funds Growth-Income HLS Fund (merged with HIMCO VIT American Funds Growth-Income Fund)
MFS® Growth Fund	American Funds International HLS Fund (merged with HIMCO VIT American Funds International Fund)
MFS® Global Equity Fund	American Funds New World HLS Fund (merged with HIMCO VIT American Funds New World Fund)
Hartford Portfolio Diversifier HLS Fund (merged with HIMCO VIT Portfolio Diversifier Fund)
MFS® Investors Trust Fund
MFS® Mid Cap Growth Fund
MFS® New Discovery Fund
MFS® Total Return Fund
MFS® Value Fund
MFS® Total Return Bond Series (Formerly MFS® Research Bond Fund)

MFS® Research Fund
MFS® High Yield Portfolio

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2015, the results of their operations for each of the periods then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, CT
April 20, 2016

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	18,074,479	18,382,326	11,933,197	980,991	2,784,609	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	7,576,704	2,290,769	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,215,961	113,860,553	241,730,740
class S2	—	—	—	—	—	—	—	—	7,257,300	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	7,576,704	2,290,769	18,074,479	18,382,326	11,933,197	980,991	2,784,609	43,215,961	121,117,853	241,730,740
Due from Sponsor Company	—	1	—	—	356	—	—	—	—	—
Receivable for fund shares sold	197	—	774	35,067	—	44	37,917	27,920	75,492	194,752
Other assets	—	—	—	—	—	—	1	—	—	15
Total assets	7,576,901	2,290,770	18,075,253	18,417,393	11,933,553	981,035	2,822,527	43,243,881	121,193,345	241,925,507

Liabilities:
Due to Sponsor Company	197	—	774	35,067	—	44	37,917	27,920	75,492	194,752
Payable for fund shares purchased	—	1	—	—	356	—	—	—	—	—
Other liabilities	1	—	3	2	—	—	—	2	1	—
Total liabilities	198	1	777	35,069	356	44	37,917	27,922	75,493	194,752

Net assets:
For contract liabilities	$7,576,703	$2,290,769	$18,074,476	$18,382,324	$11,933,197	$980,991	$2,784,610	$43,215,959	$121,117,852	$241,730,755

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	18,074,476	18,382,324	11,933,197	980,991	2,784,610	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	7,576,703	2,290,769	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,215,959	113,860,552	241,730,755
class S2	—	—	—	—	—	—	—	—	7,257,300	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,576,703	$2,290,769	$18,074,476	$18,382,324	$11,933,197	$980,991	$2,784,610	$43,215,959	$121,117,852	$241,730,755

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,662,786	1,370,792	695,813	70,071	151,420	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	855,158	179,527	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	5,526,338	3,364,674	20,983,571
class S2	—	—	—	—	—	—	—	—	217,284	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	855,158	179,527	1,662,786	1,370,792	695,813	70,071	151,420	5,526,338	3,581,958	20,983,571

Cost	$6,114,504	$2,062,017	$18,285,970	$18,201,172	$12,499,598	$860,821	$2,622,858	$48,821,331	$108,014,555	$253,690,917

Deferred contracts in the accumulation period:
Units owned by participants #	487,884	155,353	1,389,114	2,488,074	674,245	78,879	321,941	30,133,404	7,577,503	181,551,969
Minimum unit fair value #*	$15.115798	$14.496026	$11.685839	$6.474516	$14.972700	$11.258625	$7.541632	$1.290019	$12.564221	$1.188970
Maximum unit fair value #*	$15.857703	$15.188202	$18.014711	$14.385389	$27.198947	$18.532137	$15.144891	$19.880865	$19.168832	$10.210960
Contract liability	$7,576,703	$2,290,769	$18,074,476	$18,338,008	$11,926,501	$980,991	$2,783,856	$42,734,717	$120,359,523	$239,719,374

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	3,250	395	—	91	327,331	46,303	1,474,711
Minimum unit fair value #*	$—	$—	$—	$13.635361	$16.963961	$—	$8.284833	$1.447151	$16.096745	$1.333848
Maximum unit fair value #*	$—	$—	$—	$13.635361	$16.963961	$—	$8.284833	$1.610762	$17.649882	$1.484558
Contract liability	$—	$—	$—	$44,316	$6,696	$—	$754	$481,242	$758,329	$2,011,381

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	83,353,315	182,895,710	662,185,770
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	716,584	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	84,017,008	115,184,322	60,068,362	—	—	157,936,763	—	—	—	—
class S2	47,592,257	1,709,225	17,284,852	11,957,045	234,167	2,833,785	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	131,609,265	116,893,547	77,353,214	11,957,045	234,167	160,770,548	716,584	83,353,315	182,895,710	662,185,770
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	74,174	60,786	58,361	501	12	285,494	18	56,528	65,498	315,346
Other assets	9	4	—	1	—	—	—	—	—	—
Total assets	131,683,448	116,954,337	77,411,575	11,957,547	234,179	161,056,042	716,602	83,409,843	182,961,208	662,501,116

Liabilities:
Due to Sponsor Company	74,174	60,786	58,361	501	12	285,494	18	56,528	65,498	315,346
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	—	—	1	—	3	3	3
Total liabilities	74,174	60,786	58,362	501	12	285,495	18	56,531	65,501	315,349

Net assets:
For contract liabilities	$131,609,274	$116,893,551	$77,353,213	$11,957,046	$234,167	$160,770,547	$716,584	$83,353,312	$182,895,707	$662,185,767

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	83,353,312	182,895,707	662,185,767
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	716,584	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	84,017,016	115,184,325	60,068,362	—	—	157,936,763	—	—	—	—
class S2	47,592,258	1,709,226	17,284,851	11,957,046	234,167	2,833,784	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$131,609,274	$116,893,551	$77,353,213	$11,957,046	$234,167	$160,770,547	$716,584	$83,353,312	$182,895,707	$662,185,767

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	7,626,104	14,833,391	32,380,722
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	38,945	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	2,508,719	9,503,657	3,405,236	—	—	157,936,763	—	—	—	—
class S2	1,440,444	143,512	1,019,154	1,186,215	10,111	2,833,785	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	3,949,163	9,647,169	4,424,390	1,186,215	10,111	160,770,548	38,945	7,626,104	14,833,391	32,380,722

Cost	$112,243,327	$120,975,643	$79,513,218	$13,853,279	$184,518	$160,770,548	$671,026	$86,983,602	$165,751,187	$534,933,910

Deferred contracts in the accumulation period:
Units owned by participants #	39,644,744	52,618,791	3,984,551	1,022,773	14,746	16,758,418	44,291	6,953,561	13,057,814	35,046,170
Minimum unit fair value #*	$2.069189	$1.947140	$13.819652	$11.029509	$15.408296	$9.316811	$15.720890	$9.799273	$12.724581	$16.763690
Maximum unit fair value #*	$18.070243	$17.952080	$22.785812	$12.255624	$16.281129	$9.875737	$16.675655	$12.992812	$19.628353	$22.401690
Contract liability	$131,319,551	$116,065,327	$77,218,715	$11,957,046	$234,167	$160,150,370	$716,584	$82,839,373	$182,146,862	$654,401,877

Contracts in payout (annuitization) period:
Units owned by participants #	110,148	365,327	6,635	—	—	64,375	—	42,052	53,172	401,041
Minimum unit fair value #*	$2.321184	$2.168764	$13.819652	$—	$—	$9.561217	$—	$9.799273	$13.755881	$18.302892
Maximum unit fair value #*	$16.316895	$12.527368	$22.785812	$—	$—	$9.685800	$—	$12.992812	$15.016349	$22.401690
Contract liability	$289,723	$828,224	$134,498	$—	$—	$620,177	$—	$513,939	$748,845	$7,783,890

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	412,227,608	636,445,613	243,330,243	1,343,454,110	1,343,073,282	322,137,948	113,909,236	148,360,652	862,510	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	6,307,596
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	412,227,608	636,445,613	243,330,243	1,343,454,110	1,343,073,282	322,137,948	113,909,236	148,360,652	862,510	6,307,596
Due from Sponsor Company	—	—	3,214	—	—	—	—	—	—	—
Receivable for fund shares sold	100,599	275,512	—	789,315	623,938	157,248	31,547	49,050	84	440
Other assets	24	1	—	—	—	2	—	3	1	4
Total assets	412,328,231	636,721,126	243,333,457	1,344,243,425	1,343,697,220	322,295,198	113,940,783	148,409,705	862,595	6,308,040

Liabilities:
Due to Sponsor Company	100,599	275,512	—	789,315	623,938	157,248	31,547	49,050	84	440
Payable for fund shares purchased	—	—	3,214	—	—	—	—	—	—	—
Other liabilities	—	—	3	6	15	—	—	—	—	—
Total liabilities	100,599	275,512	3,217	789,321	623,953	157,248	31,547	49,050	84	440

Net assets:
For contract liabilities	$412,227,632	$636,445,614	$243,330,240	$1,343,454,104	$1,343,073,267	$322,137,950	$113,909,236	$148,360,655	$862,511	$6,307,600

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	412,227,632	636,445,614	243,330,240	1,343,454,104	1,343,073,267	322,137,950	113,909,236	148,360,655	862,511	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	6,307,600
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$412,227,632	$636,445,614	$243,330,240	$1,343,454,104	$1,343,073,267	$322,137,950	$113,909,236	$148,360,655	$862,511	$6,307,600

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	32,951,847	60,155,540	9,290,960	19,847,158	29,819,567	17,876,690	6,088,147	6,207,559	38,266	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	97,025
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	32,951,847	60,155,540	9,290,960	19,847,158	29,819,567	17,876,690	6,088,147	6,207,559	38,266	97,025

Cost	$336,349,141	$648,677,376	$191,373,279	$1,129,065,523	$1,112,142,429	$309,755,718	$106,822,266	$120,384,194	$918,639	$4,964,387

Deferred contracts in the accumulation period:
Units owned by participants #	251,751,297	41,426,122	11,589,547	73,597,424	66,812,250	21,817,125	4,705,359	6,918,434	44,465	396,131
Minimum unit fair value #*	$1.432884	$11.775228	$15.068963	$13.418454	$17.673324	$10.508830	$14.204159	$16.245110	$18.541240	$14.246137
Maximum unit fair value #*	$22.498131	$17.419959	$26.256763	$24.946652	$24.358516	$18.244928	$29.705123	$26.969811	$19.740818	$26.372336
Contract liability	$408,098,959	$632,077,262	$240,927,163	$1,333,749,659	$1,329,111,474	$320,263,614	$113,499,262	$147,588,044	$846,765	$6,307,600

Contracts in payout (annuitization) period:
Units owned by participants #	2,490,376	281,463	107,624	505,897	670,835	119,465	15,549	33,911	813	—
Minimum unit fair value #*	$1.597060	$14.765618	$18.478896	$15.037922	$19.296182	$12.930989	$23.780261	$18.513663	$19.367739	$—
Maximum unit fair value #*	$1.793351	$17.419959	$26.256763	$24.946652	$24.358516	$17.917229	$29.518402	$26.264423	$19.367739	$—
Contract liability	$4,128,673	$4,368,352	$2,403,077	$9,704,445	$13,961,793	$1,874,336	$409,974	$772,611	$15,746	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	405,288,214	616,081,766	72,753,063	6,008,853	147,162,894
class 4	—	—	—	—	—	8,735,058	100,710,055	—	—	10,289,420
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	71,037,540	51,691,749	3,176,777	4,032,502	1,080,696	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	71,037,540	51,691,749	3,176,777	4,032,502	1,080,696	414,023,272	716,791,821	72,753,063	6,008,853	157,452,314
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	42,469	486	156	230	25	320,945	452,840	56,413	952	147,837
Other assets	—	2	—	—	—	—	—	—	—	—
Total assets	71,080,009	51,692,237	3,176,933	4,032,732	1,080,721	414,344,217	717,244,661	72,809,476	6,009,805	157,600,151

Liabilities:
Due to Sponsor Company	42,469	486	156	230	25	320,945	452,840	56,413	952	147,837
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	3	10	1	1	2
Total liabilities	42,469	486	156	230	25	320,948	452,850	56,414	953	147,839

Net assets:
For contract liabilities	$71,037,540	$51,691,751	$3,176,777	$4,032,502	$1,080,696	$414,023,269	$716,791,811	$72,753,062	$6,008,852	$157,452,312

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	405,288,210	616,081,758	72,753,062	6,008,852	147,162,889
class 4	—	—	—	—	—	8,735,059	100,710,053	—	—	10,289,423
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	71,037,540	51,691,751	3,176,777	4,032,502	1,080,696	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$71,037,540	$51,691,751	$3,176,777	$4,032,502	$1,080,696	$414,023,269	$716,791,811	$72,753,062	$6,008,852	$157,452,312

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	16,395,154	43,386,040	4,021,728	387,168	8,318,988
class 4	—	—	—	—	—	352,078	6,950,314	—	—	564,422
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	2,135,825	1,623,995	216,993	321,059	102,728	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,135,825	1,623,995	216,993	321,059	102,728	16,747,232	50,336,354	4,021,728	387,168	8,883,410

Cost	$54,538,969	$44,911,823	$2,368,784	$3,804,503	$1,177,279	$338,631,985	$754,355,116	$69,512,650	$6,263,792	$181,898,194

Deferred contracts in the accumulation period:
Units owned by participants #	4,225,131	3,236,784	204,157	234,125	84,222	19,524,725	40,444,165	4,293,979	266,323	10,384,326
Minimum unit fair value #*	$13.867501	$13.911551	$14.016179	$15.720335	$10.825956	$15.661378	$11.694345	$15.486753	$17.701964	$10.475364
Maximum unit fair value #*	$24.168597	$24.598767	$29.817398	$26.444221	$13.927036	$24.334626	$21.767562	$20.713156	$28.919703	$25.129121
Contract liability	$70,866,908	$51,677,942	$3,176,777	$4,032,502	$1,080,696	$411,784,013	$710,389,149	$72,376,439	$5,921,761	$156,537,431

Contracts in payout (annuitization) period:
Units owned by participants #	9,035	900	—	—	—	102,616	331,262	21,256	3,772	54,518
Minimum unit fair value #*	$14.822883	$15.343557	$—	$—	$—	$21.438509	$12.897846	$17.336627	$20.450884	$11.836928
Maximum unit fair value #*	$23.397616	$15.343557	$—	$—	$—	$24.334626	$21.036534	$19.208827	$23.424914	$21.763726
Contract liability	$170,632	$13,809	$—	$—	$—	$2,239,256	$6,402,662	$376,623	$87,091	$914,881

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$264,476,869	$—	$37,269,176	$—	$—	$—	$—	$—	$—
class 2	32,640,186	14,655,589	474,047,456	120,143	178,313,466	182,135,095	216,974,971	25,898,242	5,171,213	—
class 4	17,572,634	68,715,109	95,564,414	5,309,875	31,343,733	34,036,783	32,473,939	3,665,825	57,671,575	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	15,451,067
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	50,212,820	347,847,567	569,611,870	42,699,194	209,657,199	216,171,878	249,448,910	29,564,067	62,842,788	15,451,067
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	35,277	320,162	294,794	7,802	167,450	217,147	245,509	2,038	52,813	10,281
Other assets	—	—	—	—	5	2	3	—	—	—
Total assets	50,248,097	348,167,729	569,906,664	42,706,996	209,824,654	216,389,027	249,694,422	29,566,105	62,895,601	15,461,348

Liabilities:
Due to Sponsor Company	35,277	320,162	294,794	7,802	167,450	217,147	245,509	2,038	52,813	10,281
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	5	—	2	—	—	—	—	4	—	2
Total liabilities	35,282	320,162	294,796	7,802	167,450	217,147	245,509	2,042	52,813	10,283

Net assets:
For contract liabilities	$50,212,815	$347,847,567	$569,611,868	$42,699,194	$209,657,204	$216,171,880	$249,448,913	$29,564,063	$62,842,788	$15,451,065

Contract Liabilities:
class 1	$—	$264,476,868	$—	$37,269,175	$—	$—	$—	$—	$—	$—
class 2	32,640,183	14,655,587	474,047,454	120,143	178,313,471	182,135,096	216,974,973	25,898,237	5,171,213	—
class 4	17,572,632	68,715,112	95,564,414	5,309,876	31,343,733	34,036,784	32,473,940	3,665,826	57,671,575	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	15,451,065
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$50,212,815	$347,847,567	$569,611,868	$42,699,194	$209,657,204	$216,171,880	$249,448,913	$29,564,063	$62,842,788	$15,451,065

Shares:
class 1	—	25,068,898	—	5,850,734	—	—	—	—	—	—
class 2	1,846,164	1,435,415	24,689,972	19,010	13,508,596	13,673,806	11,201,599	3,652,785	327,292	—
class 4	978,432	6,581,907	4,946,398	837,520	2,358,445	2,532,499	1,651,777	531,279	3,564,374	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	580,431
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,824,596	33,086,220	29,636,370	6,707,264	15,867,041	16,206,305	12,853,376	4,184,064	3,891,666	580,431

Cost	$51,906,435	$395,496,786	$490,079,404	$59,061,124	$223,128,403	$198,003,933	$251,735,602	$40,522,347	$69,931,246	$13,097,551

Deferred contracts in the accumulation period:
Units owned by participants #	3,641,507	19,807,469	31,129,070	3,070,658	17,191,150	15,133,321	10,541,540	1,788,471	4,710,176	1,065,609
Minimum unit fair value #*	$12.060629	$10.910401	$11.470656	$5.930693	$8.522120	$9.886032	$12.336647	$14.694592	$10.344484	$13.332084
Maximum unit fair value #*	$22.760539	$23.574221	$24.690138	$19.610597	$15.357842	$17.938384	$30.585518	$21.778839	$14.630026	$20.739516
Contract liability	$50,101,367	$345,202,945	$566,336,650	$42,576,093	$208,384,430	$214,962,169	$248,390,936	$29,543,890	$62,727,205	$15,451,065

Contracts in payout (annuitization) period:
Units owned by participants #	8,552	127,719	160,674	7,098	97,800	78,992	38,964	1,189	8,325	—
Minimum unit fair value #*	$12.940456	$10.925200	$19.065300	$15.292176	$9.073748	$14.788608	$17.503562	$16.781173	$13.730112	$—
Maximum unit fair value #*	$13.769814	$23.574221	$24.690138	$19.487393	$15.065320	$17.869700	$30.585518	$17.429946	$14.394111	$—
Contract liability	$111,448	$2,644,622	$3,275,218	$123,101	$1,272,774	$1,209,711	$1,057,977	$20,173	$115,583	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	470,163,192	402,836,776	294,749,887	4,305,405	78,526,535	124,111,433	27,417,002	28,394,476	5,528,895	194,117,969
class IB	6,964,553	14,256,593	14,126,698	403,973	396,197	2,932,347	1,644,360	7,544,019	—	2,678,826
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	477,127,745	417,093,369	308,876,585	4,709,378	78,922,732	127,043,780	29,061,362	35,938,495	5,528,895	196,796,795
Due from Sponsor Company	—	—	—	—	4,084	—	—	—	—	—
Receivable for fund shares sold	206,008	370,706	171,522	29,362	—	51,366	11,654	7,805	13,183	226,115
Other assets	2	—	—	1	—	1	—	—	—	32
Total assets	477,333,755	417,464,075	309,048,107	4,738,741	78,926,816	127,095,147	29,073,016	35,946,300	5,542,078	197,022,942

Liabilities:
Due to Sponsor Company	206,008	370,706	171,522	29,362	—	51,366	11,654	7,805	13,183	226,115
Payable for fund shares purchased	—	—	—	—	4,084	—	—	—	—	—
Other liabilities	—	1	4	—	2	—	—	2	—	—
Total liabilities	206,008	370,707	171,526	29,362	4,086	51,366	11,654	7,807	13,183	226,115

Net assets:
For contract liabilities	$477,127,747	$417,093,368	$308,876,581	$4,709,379	$78,922,730	$127,043,781	$29,061,362	$35,938,493	$5,528,895	$196,796,827

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	470,163,192	402,836,775	294,749,882	4,305,405	78,526,533	124,111,433	27,417,002	28,394,472	5,528,895	194,118,001
class IB	6,964,555	14,256,593	14,126,699	403,974	396,197	2,932,348	1,644,360	7,544,021	—	2,678,826
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$477,127,747	$417,093,368	$308,876,581	$4,709,379	$78,922,730	$127,043,781	$29,061,362	$35,938,493	$5,528,895	$196,796,827

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	43,015,846	9,064,734	13,343,137	176,523	5,040,214	3,560,282	3,631,391	2,001,020	742,134	19,431,228
class IB	640,713	324,530	641,539	16,700	25,627	86,859	221,314	525,350	—	268,689
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	43,656,559	9,389,264	13,984,676	193,223	5,065,841	3,647,141	3,852,705	2,526,370	742,134	19,699,917

Cost	$476,874,788	$367,461,933	$273,735,599	$4,156,468	$66,243,863	$105,515,986	$32,489,838	$31,714,654	$6,313,756	$197,073,353

Deferred contracts in the accumulation period:
Units owned by participants #	39,372,442	28,143,785	19,336,320	330,750	4,310,176	7,230,963	1,918,000	3,236,623	346,098	159,535,648
Minimum unit fair value #*	$10.922682	$13.017736	$14.231939	$11.466161	$16.325978	$15.339044	$11.197270	$9.765303	$14.371908	$0.864248
Maximum unit fair value #*	$13.652034	$25.237381	$22.847762	$24.588210	$26.998791	$28.973212	$20.448800	$18.126436	$27.103520	$9.824980
Contract liability	$477,094,250	$416,953,241	$308,639,395	$4,709,379	$78,875,887	$127,032,372	$29,061,362	$35,894,048	$5,518,351	$194,829,454

Contracts in payout (annuitization) period:
Units owned by participants #	2,727	9,594	14,985	—	1,765	600	—	2,634	660	1,889,357
Minimum unit fair value #*	$12.221198	$14.357927	$15.696810	$—	$26.543868	$19.028993	$—	$16.874218	$15.976238	$0.972163
Maximum unit fair value #*	$12.610248	$14.815233	$16.196625	$—	$26.543868	$19.028993	$—	$16.874218	$15.976238	$9.524511
Contract liability	$33,497	$140,127	$237,186	$—	$46,843	$11,409	$—	$44,445	$10,544	$1,967,373

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	11,294,111	7,438,316	2,042,477	22,614,547	11,802,344	—	—	—	—	—
class IB	—	—	—	1,550,063	4,581,003	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	125,421,540
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,318,452
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	12,415,391	13,043,352	36,709,514	7,622,510	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	11,294,111	7,438,316	2,042,477	24,164,610	16,383,347	12,415,391	13,043,352	36,709,514	7,622,510	140,739,992
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	6,803
Receivable for fund shares sold	715	8,685	87	21,807	562	247	498	8,975	298	—
Other assets	3	—	1	3	—	2	2	1	3	—
Total assets	11,294,829	7,447,001	2,042,565	24,186,420	16,383,909	12,415,640	13,043,852	36,718,490	7,622,811	140,746,795

Liabilities:
Due to Sponsor Company	715	8,685	87	21,807	562	247	498	8,975	298	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	6,803
Other liabilities	—	—	—	—	—	—	—	—	—	1
Total liabilities	715	8,685	87	21,807	562	247	498	8,975	298	6,804

Net assets:
For contract liabilities	$11,294,114	$7,438,316	$2,042,478	$24,164,613	$16,383,347	$12,415,393	$13,043,354	$36,709,515	$7,622,513	$140,739,991

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	11,294,114	7,438,316	2,042,478	22,614,550	11,802,344	—	—	—	—	—
class IB	—	—	—	1,550,063	4,581,003	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	125,421,540
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,318,451
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	12,415,393	13,043,354	36,709,515	7,622,513	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$11,294,114	$7,438,316	$2,042,478	$24,164,613	$16,383,347	$12,415,393	$13,043,354	$36,709,515	$7,622,513	$140,739,991

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	644,641	298,368	31,889	2,187,093	757,532	—	—	—	—	—
class IB	—	—	—	150,200	294,220	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	3,122,269
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	391,876
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	762,616	959,070	3,295,289	236,650	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	644,641	298,368	31,889	2,337,293	1,051,752	762,616	959,070	3,295,289	236,650	3,514,145

Cost	$13,178,304	$7,715,009	$1,657,237	$24,518,634	$12,546,808	$14,021,385	$13,699,493	$37,711,174	$5,765,404	$116,285,135

Deferred contracts in the accumulation period:
Units owned by participants #	708,091	349,339	127,336	2,338,946	1,049,254	749,744	817,855	2,454,625	560,989	10,024,171
Minimum unit fair value #*	$14.143337	$19.359825	$14.521924	$9.578648	$13.736636	$14.200405	$14.647573	$12.158148	$12.001412	$9.758613
Maximum unit fair value #*	$23.976686	$32.200886	$24.453397	$11.674274	$21.959894	$18.871612	$20.763661	$18.641362	$19.462965	$26.647455
Contract liability	$11,294,114	$7,432,123	$2,042,478	$24,158,800	$16,383,347	$12,415,393	$13,034,850	$36,589,200	$7,622,513	$140,450,856

Contracts in payout (annuitization) period:
Units owned by participants #	—	300	—	568	—	—	512	8,100	—	17,554
Minimum unit fair value #*	$—	$20.612449	$—	$10.238339	$—	$—	$16.602197	$14.595606	$—	$10.878549
Maximum unit fair value #*	$—	$20.612449	$—	$10.238339	$—	$—	$16.602197	$15.059924	$—	$18.448475
Contract liability	$—	$6,193	$—	$5,813	$—	$—	$8,504	$120,315	$—	$289,135

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,989,616
class INIT	18,594,349	137,655,135	52,127,832	86,576,846	399,899,238	151,596,382	401,673,891	22,014,369	87,891,765	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,805,837	—	1,110,888	38,573,565	116,585,138	159,494,983	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	18,594,349	140,460,972	52,127,832	87,687,734	438,472,803	268,181,520	561,168,874	22,014,369	87,891,765	4,989,616
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	46,131	134,657	2,067	77,776	307,120	65,862	171,778	1,380	63,643	150
Other assets	—	3	—	1	—	5	5	2	—	—
Total assets	18,640,480	140,595,632	52,129,899	87,765,511	438,779,923	268,247,387	561,340,657	22,015,751	87,955,408	4,989,766

Liabilities:
Due to Sponsor Company	46,131	134,657	2,067	77,776	307,120	65,862	171,778	1,380	63,643	150
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	1	—	3	—	—	—	1	—
Total liabilities	46,133	134,657	2,068	77,776	307,123	65,862	171,778	1,380	63,644	150

Net assets:
For contract liabilities	$18,594,347	$140,460,975	$52,127,831	$87,687,735	$438,472,800	$268,181,525	$561,168,879	$22,014,371	$87,891,764	$4,989,616

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,989,616
class INIT	18,594,347	137,655,136	52,127,831	86,576,847	399,899,235	151,596,387	401,673,895	22,014,371	87,891,764	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,805,839	—	1,110,888	38,573,565	116,585,138	159,494,984	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$18,594,347	$140,460,975	$52,127,831	$87,687,735	$438,472,800	$268,181,525	$561,168,879	$22,014,371	$87,891,764	$4,989,616

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	382,639
class INIT	1,011,112	5,178,899	6,349,310	5,589,209	17,694,656	8,243,414	30,897,991	825,126	16,186,329	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	106,686	—	76,878	1,732,865	6,434,058	12,480,046	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	1,011,112	5,285,585	6,349,310	5,666,087	19,427,521	14,677,472	43,378,037	825,126	16,186,329	382,639

Cost	$15,987,241	$111,115,115	$49,416,470	$90,567,051	$386,231,578	$210,524,621	$559,098,740	$19,467,296	$99,033,080	$5,582,066

Deferred contracts in the accumulation period:
Units owned by participants #	893,769	9,516,174	5,878,919	4,767,090	24,685,194	13,150,032	42,203,695	1,175,058	8,738,099	434,336
Minimum unit fair value #*	$17.637962	$13.278349	$7.858765	$12.677991	$12.413499	$14.058143	$10.853721	$16.898539	$9.703703	$11.263821
Maximum unit fair value #*	$25.589156	$21.981049	$26.829655	$28.589069	$22.405046	$28.070442	$14.643974	$22.132729	$10.190929	$11.948258
Contract liability	$18,405,775	$139,498,669	$51,741,124	$86,916,101	$434,278,247	$267,552,291	$560,482,202	$21,935,672	$86,763,144	$4,989,616

Contracts in payout (annuitization) period:
Units owned by participants #	8,552	61,826	42,454	37,002	222,017	26,311	51,283	4,062	112,763	—
Minimum unit fair value #*	$19.840763	$14.670334	$8.683895	$15.158970	$17.679011	$15.025769	$11.048744	$18.630215	$9.975626	$—
Maximum unit fair value #*	$25.589156	$18.541071	$9.668220	$26.149002	$22.405046	$28.070442	$14.643974	$20.317840	$10.190929	$—
Contract liability	$188,572	$962,306	$386,707	$771,634	$4,194,553	$629,234	$686,677	$78,699	$1,128,620	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(7) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	228,574	666,209	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	638,396	2,332,820	11,541,796	—	—	—	—
class III	—	—	9,544,741	—	—	—	—	—	7,866,733	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,999,891	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	2,510,791
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	345,799	—	—
Total investments	228,574	666,209	9,544,741	638,396	2,332,820	11,541,796	9,999,891	345,799	7,866,733	2,510,791
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	12	34	277	32	125	322	11,944	26	243	350
Other assets	—	—	2	—	1	—	—	—	2	4
Total assets	228,586	666,243	9,545,020	638,428	2,332,946	11,542,118	10,011,835	345,825	7,866,978	2,511,145

Liabilities:
Due to Sponsor Company	12	34	277	32	125	322	11,944	26	243	350
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	1	—	—
Total liabilities	13	34	277	32	125	322	11,944	27	243	350

Net assets:
For contract liabilities	$228,573	$666,209	$9,544,743	$638,396	$2,332,821	$11,541,796	$9,999,891	$345,798	$7,866,735	$2,510,795

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	228,573	666,209	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	638,396	2,332,821	11,541,796	—	—	—	—
class III	—	—	9,544,743	—	—	—	—	—	7,866,735	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,999,891	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	2,510,795
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	345,798	—	—
Total contract liabilities	$228,573	$666,209	$9,544,743	$638,396	$2,332,821	$11,541,796	$9,999,891	$345,798	$7,866,735	$2,510,795

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	14,286	49,022	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	62,465	80,442	1,171,756	—	—	—	—
class III	—	—	951,619	—	—	—	—	—	892,932	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	643,080	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	45,817
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	11,682	—	—
Total shares	14,286	49,022	951,619	62,465	80,442	1,171,756	643,080	11,682	892,932	45,817

Cost	$161,732	$549,386	$9,022,623	$633,660	$2,146,952	$11,603,696	$9,323,083	$379,360	$7,950,117	$2,315,387

Deferred contracts in the accumulation period:
Units owned by participants #	13,907	37,503	641,856	61,649	155,219	757,510	620,172	24,422	520,018	165,209
Minimum unit fair value #*	$13.568091	$14.612422	$14.454091	$10.180099	$14.726161	$13.459669	$14.058086	$13.128552	$14.637837	$13.649612
Maximum unit fair value #*	$17.698587	$23.637915	$15.332222	$10.478496	$15.157585	$25.381048	$25.199355	$23.761362	$15.924481	$23.748194
Contract liability	$228,573	$610,904	$9,528,757	$638,396	$2,332,821	$11,541,796	$9,999,891	$345,798	$7,866,735	$2,510,795

Contracts in payout (annuitization) period:
Units owned by participants #	—	3,390	1,072	—	—	—	—	—	—	—
Minimum unit fair value #*	$—	$15.424747	$14.906608	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$18.156627	$14.906608	$—	$—	$—	$—	$—	$—	$—
Contract liability	$—	$55,305	$15,986	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	45,926,832	2,954,562	859,357	1,231,619	344,159	1,674,526
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	13,511,081	3,091,067	16,787,099	2,672,309	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	13,511,081	3,091,067	16,787,099	2,672,309	45,926,832	2,954,562	859,357	1,231,619	344,159	1,674,526
Due from Sponsor Company	—	—	—	—	11,454	—	—	—	—	—
Receivable for fund shares sold	638	19,580	24,937	467	—	136	41	60	9	76
Other assets	—	—	2	—	—	—	—	—	—	1
Total assets	13,511,719	3,110,647	16,812,038	2,672,776	45,938,286	2,954,698	859,398	1,231,679	344,168	1,674,603

Liabilities:
Due to Sponsor Company	638	19,580	24,937	467	—	136	41	60	9	76
Payable for fund shares purchased	—	—	—	—	11,454	—	—	—	—	—
Other liabilities	1	1	—	2	—	1	—	—	—	—
Total liabilities	639	19,581	24,937	469	11,454	137	41	60	9	76

Net assets:
For contract liabilities	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,926,832	$2,954,561	$859,357	$1,231,619	$344,159	$1,674,527

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	45,926,832	2,954,561	859,357	1,231,619	344,159	1,674,527
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	13,511,080	3,091,066	16,787,101	2,672,307	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,926,832	$2,954,561	$859,357	$1,231,619	$344,159	$1,674,527

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	7,383,735	171,677	89,891	94,233	20,571	119,695
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	359,433	106,662	797,487	226,275	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	359,433	106,662	797,487	226,275	7,383,735	171,677	89,891	94,233	20,571	119,695

Cost	$11,070,543	$2,682,143	$14,524,115	$2,776,448	$50,428,415	$2,538,852	$845,611	$1,200,218	$291,634	$1,877,489

Deferred contracts in the accumulation period:
Units owned by participants #	930,508	191,683	932,091	212,228	3,526,202	203,461	99,011	126,444	16,715	107,914
Minimum unit fair value #*	$13.035232	$14.527932	$16.037303	$11.297861	$11.807440	$13.348768	$7.821858	$8.622036	$18.090983	$14.115548
Maximum unit fair value #*	$22.039850	$22.838072	$27.561067	$18.323449	$18.649858	$20.543155	$14.065519	$15.105370	$23.808151	$23.376194
Contract liability	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,834,159	$2,954,561	$859,357	$1,192,734	$344,159	$1,671,627

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	7,117	—	—	4,203	—	193
Minimum unit fair value #*	$—	$—	$—	$—	$13.022281	$—	$—	$9.252407	$—	$15.029143
Maximum unit fair value #*	$—	$—	$—	$—	$13.022281	$—	$—	$9.252407	$—	$15.029143
Contract liability	$—	$—	$—	$—	$92,673	$—	$—	$38,885	$—	$2,900

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	1,455,947	6,700,887	643,030	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	8,755,266	1,605,533	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	531,844	45,100	335,941	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	29,857,148	1,702,453
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	8,755,266	1,605,533	1,455,947	6,700,887	643,030	531,844	45,100	335,941	29,857,148	1,702,453
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	223	34	47	205	24	29	3	17	2,077	105
Other assets	—	—	1	—	—	1	—	1	3	—
Total assets	8,755,489	1,605,567	1,455,995	6,701,092	643,054	531,874	45,103	335,959	29,859,228	1,702,558

Liabilities:
Due to Sponsor Company	223	34	47	205	24	29	3	17	2,077	105
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	—	400	—	—	—	—	—	1
Total liabilities	225	34	47	605	24	29	3	17	2,077	106

Net assets:
For contract liabilities	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100	$335,942	$29,857,151	$1,702,452

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	1,455,948	6,700,487	643,030	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	8,755,264	1,605,533	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	531,845	45,100	335,942	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	29,857,151	1,702,452
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100	$335,942	$29,857,151	$1,702,452

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	158,427	709,840	56,505	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	200,258	74,503	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	23,378	1,021	13,888	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	1,525,659	97,227
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	200,258	74,503	158,427	709,840	56,505	23,378	1,021	13,888	1,525,659	97,227

Cost	$8,319,053	$1,303,058	$1,761,798	$7,725,125	$706,812	$280,294	$35,292	$259,569	$27,324,415	$1,405,321

Deferred contracts in the accumulation period:
Units owned by participants #	514,559	74,738	145,604	616,883	67,135	200,914	28,559	186,334	1,864,157	78,471
Minimum unit fair value #*	$14.331240	$17.820079	$9.873838	$10.621657	$9.523174	$1.931046	$1.579164	$1.561382	$13.472495	$19.863059
Maximum unit fair value #*	$21.144952	$22.967914	$10.473692	$11.156688	$10.002941	$22.106585	$1.579164	$19.820553	$23.204948	$22.644138
Contract liability	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100	$335,942	$29,820,069	$1,702,452

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	—	—	2,428	—
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$—	$15.270465	$—
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$—	$15.270465	$—
Contract liability	$—	$—	$—	$—	$—	$—	$—	$—	$37,082	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(8) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	360,197	2,094,518	1,665,660	672,422	1,340,165	938,810	100,894	179,989
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	48,575,633	9,438,066	—	—	—	—	—	—	—	—
class S2	1,804,859	2,178,349	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	50,380,492	11,616,415	360,197	2,094,518	1,665,660	672,422	1,340,165	938,810	100,894	179,989
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	9,131	3,686	21	548	523	84	280	53	5	10
Other assets	—	—	—	5	—	1	—	—	—	—
Total assets	50,389,623	11,620,101	360,218	2,095,071	1,666,183	672,507	1,340,445	938,863	100,899	179,999

Liabilities:
Due to Sponsor Company	9,131	3,686	21	548	523	84	280	53	5	10
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	4	—	—	—	—	—	2	—	—	—
Total liabilities	9,135	3,686	21	548	523	84	282	53	5	10

Net assets:
For contract liabilities	$50,380,488	$11,616,415	$360,197	$2,094,523	$1,665,660	$672,423	$1,340,163	$938,810	$100,894	$179,989

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	360,197	2,094,523	1,665,660	672,423	1,340,163	938,810	100,894	179,989
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	48,575,632	9,438,066	—	—	—	—	—	—	—	—
class S2	1,804,856	2,178,349	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$50,380,488	$11,616,415	$360,197	$2,094,523	$1,665,660	$672,423	$1,340,163	$938,810	$100,894	$179,989

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	19,502	201,590	95,399	138,930	156,561	36,122	10,150	7,185
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	847,743	1,754,287	—	—	—	—	—	—	—	—
class S2	32,316	408,696	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	880,059	2,162,983	19,502	201,590	95,399	138,930	156,561	36,122	10,150	7,185

Cost	$37,045,943	$11,642,976	$268,183	$2,081,038	$1,512,583	$687,244	$1,410,227	$855,275	$119,022	$144,370

Deferred contracts in the accumulation period:
Units owned by participants #	3,259,992	832,219	171,439	1,272,356	801,465	53,235	505,338	38,016	7,202	10,027
Minimum unit fair value #*	$14.194664	$13.395594	$1.787696	$1.394291	$1.550661	$12.173375	$2.033313	$22.426308	$13.096827	$17.065145
Maximum unit fair value #*	$16.242854	$14.493391	$19.772457	$12.718213	$19.516743	$12.971555	$26.545218	$27.489963	$18.788422	$24.930613
Contract liability	$50,132,882	$11,577,150	$360,197	$2,062,258	$1,661,933	$668,072	$1,336,459	$935,965	$100,217	$179,989

Contracts in payout (annuitization) period:
Units owned by participants #	15,769	2,774	—	20,842	2,165	342	1,641	120	49	—
Minimum unit fair value #*	$15.594829	$14.055589	$—	$1.548113	$1.721746	$12.723246	$2.257569	$23.644860	$13.808573	$—
Maximum unit fair value #*	$16.165250	$14.218195	$—	$1.548113	$1.721746	$12.723246	$2.257569	$23.644860	$13.808573	$—
Contract liability	$247,606	$39,265	$—	$32,265	$3,727	$4,351	$3,704	$2,845	$677	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(9) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(10) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(11) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(12) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	36,738,587	277,368,980	32,167,799	31,383,650	122,013,729	8,360,359	29,451,745	16,151,598	33,145,208	201,147,747
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	36,738,587	277,368,980	32,167,799	31,383,650	122,013,729	8,360,359	29,451,745	16,151,598	33,145,208	201,147,747
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	20,362	37,558	1,341	21,083	8,780	17,533	27,559	782	3,991	77,940
Other assets	—	—	2	3	—	—	—	2	—	1
Total assets	36,758,949	277,406,538	32,169,142	31,404,736	122,022,509	8,377,892	29,479,304	16,152,382	33,149,199	201,225,688

Liabilities:
Due to Sponsor Company	20,362	37,558	1,341	21,083	8,780	17,533	27,559	782	3,991	77,940
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	5	—	—	2	—	2	—	1	—
Total liabilities	20,362	37,563	1,341	21,083	8,782	17,533	27,561	782	3,992	77,940

Net assets:
For contract liabilities	$36,738,587	$277,368,975	$32,167,801	$31,383,653	$122,013,727	$8,360,359	$29,451,743	$16,151,600	$33,145,207	$201,147,748

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	36,738,587	277,368,975	32,167,801	31,383,653	122,013,727	8,360,359	29,451,743	16,151,600	33,145,207	201,147,748
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$36,738,587	$277,368,975	$32,167,801	$31,383,653	$122,013,727	$8,360,359	$29,451,743	$16,151,600	$33,145,207	$201,147,748

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	905,560	36,068,788	3,594,168	3,023,473	12,980,184	987,055	4,489,595	2,094,889	4,390,094	20,462,640
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	905,560	36,068,788	3,594,168	3,023,473	12,980,184	987,055	4,489,595	2,094,889	4,390,094	20,462,640

Cost	$34,409,173	$291,037,812	$31,413,568	$31,783,579	$124,426,954	$9,074,836	$29,746,287	$14,624,507	$31,901,885	$180,905,012

Deferred contracts in the accumulation period:
Units owned by participants #	1,846,002	36,718,418	2,191,904	2,009,367	11,195,673	806,672	2,319,584	1,063,164	2,833,344	12,943,041
Minimum unit fair value #*	$16.777766	$7.390702	$12.875831	$13.176058	$10.054263	$9.410781	$10.971683	$13.020792	$10.200703	$13.404961
Maximum unit fair value #*	$24.105494	$7.808156	$19.759147	$22.545865	$12.648203	$11.424457	$20.773640	$23.481566	$23.148920	$25.696935
Contract liability	$36,738,587	$277,368,975	$32,166,860	$31,383,653	$121,950,672	$8,360,359	$29,407,316	$16,106,070	$33,116,025	$201,055,875

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	67	—	5,698	—	2,352	2,182	2,599	6,227
Minimum unit fair value #*	$—	$—	$14.117195	$—	$11.065805	$—	$12.029650	$20.869025	$11.227456	$14.754038
Maximum unit fair value #*	$—	$—	$14.117195	$—	$11.065805	$—	$19.158852	$20.869025	$11.227456	$14.754038
Contract liability	$—	$—	$941	$—	$63,055	$—	$44,427	$45,530	$29,182	$91,873

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2015

	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)(18)	Sub-Account (19)(20)	Sub-Account (21)(22)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—
class 4	—	—	—	—	—	—
class ADV	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	—	—	—	—
class IB	117,508,397	116,227,329	16,716,583	—	—	—
class II	—	—	—	—	—	—
class III	—	—	—	—	—	—
class INIT	—	—	—	16,312,059	30,361,959	19,768,627
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class VC	—	—	—	—	—	—
class Y	—	—	—	—	—	—
Total investments	117,508,397	116,227,329	16,716,583	16,312,059	30,361,959	19,768,627
Due from Sponsor Company	—	—	—	—	—	—
Receivable for fund shares sold	52,229	29,459	102,397	20,710	40,343	28,162
Other assets	1	3	—	2	—	2
Total assets	117,560,627	116,256,791	16,818,980	16,332,771	30,402,302	19,796,791

Liabilities:
Due to Sponsor Company	52,229	29,459	102,397	20,710	40,343	28,162
Payable for fund shares purchased	—	—	—	—	—	—
Other liabilities	—	—	1	—	—	—
Total liabilities	52,229	29,459	102,398	20,710	40,343	28,162

Net assets:
For contract liabilities	$117,508,398	$116,227,332	$16,716,582	$16,312,061	$30,361,959	$19,768,629

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—
class 4	—	—	—	—	—	—
class ADV	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	—	—	—	—
class IB	117,508,398	116,227,332	16,716,582	—	—	—
class II	—	—	—	—	—	—
class III	—	—	—	—	—	—
class INIT	—	—	—	16,312,061	30,361,959	19,768,629
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class VC	—	—	—	—	—	—
class Y	—	—	—	—	—	—
Total contract liabilities	$117,508,398	$116,227,332	$16,716,582	$16,312,061	$30,361,959	$19,768,629

Shares:
class 1	—	—	—	—	—	—
class 2	—	—	—	—	—	—
class 4	—	—	—	—	—	—
class ADV	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	—	—	—	—
class IB	11,917,687	15,856,389	3,101,407	—	—	—
class II	—	—	—	—	—	—
class III	—	—	—	—	—	—
class INIT	—	—	—	766,544	1,853,599	1,427,338
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class VC	—	—	—	—	—	—
class Y	—	—	—	—	—	—
Total shares	11,917,687	15,856,389	3,101,407	766,544	1,853,599	1,427,338

Cost	$112,359,904	$121,131,486	$17,889,593	$18,033,633	$32,665,448	$22,046,009

Deferred contracts in the accumulation period:
Units owned by participants #	7,579,663	11,731,400	1,657,732	1,576,700	2,965,384	2,071,508
Minimum unit fair value #*	$13.299145	$8.669669	$8.612764	$10.061368	$10.025366	$9.438105
Maximum unit fair value #*	$22.940523	$16.712849	$16.422220	$10.233670	$10.206394	$9.608632
Contract liability	$117,243,833	$116,190,220	$16,716,582	$16,016,992	$29,998,033	$19,711,958

Contracts in payout (annuitization) period:
Units owned by participants #	17,017	3,889	—	28,991	35,873	5,939
Minimum unit fair value #*	$14.637487	$9.542369	$—	$10.163477	$10.127097	$9.533928
Maximum unit fair value #*	$22.274851	$9.542369	$—	$10.233670	$10.155009	$9.564613
Contract liability	$264,565	$37,112	$—	$295,069	$363,926	$56,671

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(17) Funded as of March 27, 2015.
(18) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(19) Funded as of March 27, 2015.
(20) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(21) Funded as of March 27, 2015.
(22) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$167,847	$7,539	$423,612	$438,238	$72,234	$21,845	$1,927	$1,320,063	$1,469,889	$5,704,324

Expenses:
Administrative charges	—	—	—	—	—	—	—	(67,755)	(229,889)	(354,641)
Mortality and expense risk charges	(81,062)	(27,009)	(323,705)	(327,889)	(197,507)	(20,940)	(61,490)	(923,652)	(2,262,524)	(4,630,831)
Total expenses	(81,062)	(27,009)	(323,705)	(327,889)	(197,507)	(20,940)	(61,490)	(991,407)	(2,492,413)	(4,985,472)
Net investment income (loss)	86,785	(19,470)	99,907	110,349	(125,273)	905	(59,563)	328,656	(1,022,524)	718,852

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	619,892	64,111	365,811	332,760	494,422	97,493	178,644	379,566	9,807,128	(2,947,591)
Net realized gain distributions	—	138,051	1,934,508	—	2,222,396	—	—	3,705,387	13,607,329	—
Change in unrealized appreciation (depreciation) during the period	(1,093,220)	(96,731)	(2,413,166)	(85,691)	(3,519,095)	(203,027)	(209,202)	(10,681,732)	(32,252,580)	(1,563,468)
Net gain (loss) on investments	(473,328)	105,431	(112,847)	247,069	(802,277)	(105,534)	(30,558)	(6,596,779)	(8,838,123)	(4,511,059)
Net increase (decrease) in net assets resulting from operations	$(386,543)	$85,961	$(12,940)	$357,418	$(927,550)	$(104,629)	$(90,121)	$(6,268,123)	$(9,860,647)	$(3,792,207)

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,003,704	$443,431	$—	$514,522	$4,084	$15,636	$11,442	$52,193	$3,761,764	$11,434,970

Expenses:
Administrative charges	(139,050)	(179,548)	(7,638)	—	—	—	—	—	—	(1,164,657)
Mortality and expense risk charges	(2,195,452)	(2,314,284)	(1,536,654)	(199,294)	(4,986)	(2,498,437)	(7,010)	(1,753,104)	(3,448,980)	(11,760,310)
Total expenses	(2,334,502)	(2,493,832)	(1,544,292)	(199,294)	(4,986)	(2,498,437)	(7,010)	(1,753,104)	(3,448,980)	(12,924,967)
Net investment income (loss)	(330,798)	(2,050,401)	(1,544,292)	315,228	(902)	(2,482,801)	4,432	(1,700,911)	312,784	(1,489,997)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,306,485	3,133,727	5,472,964	(29,025)	28,059	—	24,601	(126,778)	7,724,155	40,470,636
Net realized gain distributions	—	12,016,842	16,727,454	1,159,938	—	—	33,490	2,722,711	—	52,189,207
Change in unrealized appreciation (depreciation) during the period	(12,710,679)	(20,115,761)	(26,391,189)	(2,206,782)	(25,857)	—	(84,476)	(6,664,118)	(13,073,010)	(93,253,649)
Net gain (loss) on investments	(4,404,194)	(4,965,192)	(4,190,771)	(1,075,869)	2,202	—	(26,385)	(4,068,185)	(5,348,855)	(593,806)
Net increase (decrease) in net assets resulting from operations	$(4,734,992)	$(7,015,593)	$(5,735,063)	$(760,641)	$1,300	$(2,482,801)	$(21,953)	$(5,769,096)	$(5,036,071)	$(2,083,803)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Investment income:
Dividends	$8,418,576	$11,004,508	$2,552,327	$8,313,561	$18,484,468	$5,322,668	$720,664	$—	$—	$2,089

Expenses:
Administrative charges	(649,160)	(1,189,966)	(406,514)	(2,283,676)	(2,368,237)	(601,039)	(205,920)	(275,865)	—	—
Mortality and expense risk charges	(7,687,313)	(10,150,311)	(4,130,352)	(23,891,557)	(23,792,983)	(5,797,395)	(2,151,808)	(2,717,253)	(18,655)	(117,121)
Total expenses	(8,336,473)	(11,340,277)	(4,536,866)	(26,175,233)	(26,161,220)	(6,398,434)	(2,357,728)	(2,993,118)	(18,655)	(117,121)
Net investment income (loss)	82,103	(335,769)	(1,984,539)	(17,861,672)	(7,676,752)	(1,075,766)	(1,637,064)	(2,993,118)	(18,655)	(115,032)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	33,336,844	1,199,521	15,671,020	83,455,788	88,160,022	13,756,656	4,429,618	13,595,858	14,036	513,056
Net realized gain distributions	46,878,906	13,835,956	25,046,288	300,612,111	218,350,229	21,080,874	7,354,580	13,222,501	166,246	218,173
Change in unrealized appreciation (depreciation) during the period	(101,219,879)	(23,194,165)	(25,550,877)	(292,235,076)	(298,783,697)	(52,819,579)	(15,974,688)	(24,408,039)	(169,168)	(286,962)
Net gain (loss) on investments	(21,004,129)	(8,158,688)	15,166,431	91,832,823	7,726,554	(17,982,049)	(4,190,490)	2,410,320	11,114	444,267
Net increase (decrease) in net assets resulting from operations	$(20,922,026)	$(8,494,457)	$13,181,892	$73,971,151	$49,802	$(19,057,815)	$(5,827,554)	$(582,798)	$(7,541)	$329,235

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$593,401	$138,901	$30,129	$25,412	$29,600	$6,708,029	$39,887,894	$217,678	$228,164	$—

Expenses:
Administrative charges	—	—	—	—	—	(651,300)	(1,115,080)	(113,035)	(11,191)	(273,612)
Mortality and expense risk charges	(1,144,725)	(906,283)	(71,789)	(75,526)	(11,140)	(7,650,536)	(14,351,207)	(1,414,977)	(100,204)	(3,135,425)
Total expenses	(1,144,725)	(906,283)	(71,789)	(75,526)	(11,140)	(8,301,836)	(15,466,287)	(1,528,012)	(111,395)	(3,409,037)
Net investment income (loss)	(551,324)	(767,382)	(41,660)	(50,114)	18,460	(1,593,807)	24,421,607	(1,310,334)	116,769	(3,409,037)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,038,867	2,714,258	510,573	139,161	(13,194)	30,786,825	6,770,960	5,484,873	(110,577)	1,668,572
Net realized gain distributions	7,573,724	7,526,219	3,337	265,807	2,534	49,625,893	—	20,438,679	—	45,086,181
Change in unrealized appreciation (depreciation) during the period	(13,524,777)	(10,898,762)	(646,097)	(363,497)	(41,689)	(103,548,309)	(104,787,489)	(21,796,674)	(106,027)	(49,864,517)
Net gain (loss) on investments	87,814	(658,285)	(132,187)	41,471	(52,349)	(23,135,591)	(98,016,529)	4,126,878	(216,604)	(3,109,764)
Net increase (decrease) in net assets resulting from operations	$(463,510)	$(1,425,667)	$(173,847)	$(8,643)	$(33,889)	$(24,729,398)	$(73,594,922)	$2,816,544	$(99,835)	$(6,518,801)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$349,978	$26,108,429	$19,394,311	$1,258,171	$7,750,533	$6,542,430	$7,698,488	$—	$5,541,334	$308,175

Expenses:
Administrative charges	—	(482,171)	(892,157)	(74,639)	(332,691)	(350,522)	(346,817)	(52,147)	—	—
Mortality and expense risk charges	(963,755)	(6,738,394)	(10,373,748)	(945,807)	(3,944,767)	(4,083,087)	(4,622,041)	(555,918)	(1,053,673)	(276,768)
Total expenses	(963,755)	(7,220,565)	(11,265,905)	(1,020,446)	(4,277,458)	(4,433,609)	(4,968,858)	(608,065)	(1,053,673)	(276,768)
Net investment income (loss)	(613,777)	18,887,864	8,128,406	237,725	3,473,075	2,108,821	2,729,630	(608,065)	4,487,661	31,407

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,291,540	(6,549,336)	38,054,964	(1,598,978)	3,954,995	10,711,820	7,261,344	(2,737,597)	(791,352)	1,562,144
Net realized gain distributions	8,524,531	6,794,311	43,096,647	7,126,402	7,943,811	—	15,619,878	20,315,033	365,345	—
Change in unrealized appreciation (depreciation) during the period	(14,381,599)	(39,962,867)	(128,902,263)	(17,565,530)	(32,352,573)	(31,786,395)	(39,187,789)	(16,155,815)	(8,243,072)	(1,767,871)
Net gain (loss) on investments	(4,565,528)	(39,717,892)	(47,750,652)	(12,038,106)	(20,453,767)	(21,074,575)	(16,306,567)	1,421,621	(8,669,079)	(205,727)
Net increase (decrease) in net assets resulting from operations	$(5,179,305)	$(20,830,028)	$(39,622,246)	$(11,800,381)	$(16,980,692)	$(18,965,754)	$(13,576,937)	$813,556	$(4,181,418)	$(174,320)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$16,256,572	$3,863,915	$5,860,588	$20,086	$634,355	$166,449	$2,222,695	$554,783	$84,746	$663,570

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(289,517)
Mortality and expense risk charges	(7,549,777)	(6,626,997)	(4,797,095)	(53,454)	(1,302,754)	(1,983,327)	(533,325)	(569,885)	(110,818)	(3,584,482)
Total expenses	(7,549,777)	(6,626,997)	(4,797,095)	(53,454)	(1,302,754)	(1,983,327)	(533,325)	(569,885)	(110,818)	(3,873,999)
Net investment income (loss)	8,706,795	(2,763,082)	1,063,493	(33,368)	(668,399)	(1,816,878)	1,689,370	(15,102)	(26,072)	(3,210,429)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,230,334	31,021,944	18,247,398	124,617	9,144,753	13,498,454	(583,815)	1,809,902	(32,688)	113,350
Net realized gain distributions	12,721,433	85,081,794	46,848,257	181,235	25,929,913	26,721,857	—	—	1,104,273	20,596
Change in unrealized appreciation (depreciation) during the period	(36,852,838)	(112,851,988)	(74,621,862)	(39,936)	(29,961,735)	(24,680,166)	(2,904,487)	(1,282,150)	(1,443,062)	(454,152)
Net gain (loss) on investments	(18,901,071)	3,251,750	(9,526,207)	265,916	5,112,931	15,540,145	(3,488,302)	527,752	(371,477)	(320,206)
Net increase (decrease) in net assets resulting from operations	$(10,194,276)	$488,668	$(8,462,714)	$232,548	$4,444,532	$13,723,267	$(1,798,932)	$512,650	$(397,549)	$(3,530,635)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Investment income:
Dividends	$—	$6,471	$37,035	$390,809	$258,409	$148,208	$243,722	$1,554,270	$97,084	$181,379

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(7,181)
Mortality and expense risk charges	(213,387)	(143,610)	(32,321)	(345,345)	(231,889)	(135,779)	(213,895)	(664,002)	(125,007)	(73,672)
Total expenses	(213,387)	(143,610)	(32,321)	(345,345)	(231,889)	(135,779)	(213,895)	(664,002)	(125,007)	(80,853)
Net investment income (loss)	(213,387)	(137,139)	4,714	45,464	26,520	12,429	29,827	890,268	(27,923)	100,526

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	265,938	175,997	216,894	(64,344)	1,280,881	(69,826)	143,356	446,684	851,127	4,098,261
Net realized gain distributions	2,461,188	859,491	—	—	581,771	1,051,170	1,213,178	282,531	415,597	964,962
Change in unrealized appreciation (depreciation) during the period	(3,624,916)	(1,066,383)	(202,082)	(16,941)	(2,637,347)	(1,541,056)	(1,901,870)	(2,758,776)	(1,599,698)	(4,757,039)
Net gain (loss) on investments	(897,790)	(30,895)	14,812	(81,285)	(774,695)	(559,712)	(545,336)	(2,029,561)	(332,974)	306,184
Net increase (decrease) in net assets resulting from operations	$(1,111,177)	$(168,034)	$19,526	$(35,821)	$(748,175)	$(547,283)	$(515,509)	$(1,139,293)	$(360,897)	$406,710

(7) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research International Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)

Investment income:
Dividends	$197,462	$220,148	$310,187	$1,385,058	$—	$—	$12,174,953	$6,379,550	$20,252,685	$727,149

Expenses:
Administrative charges	(222,554)	(33,438)	(14,267)	(242,754)	(84,451)	(157,921)	(703,639)	(245,271)	(793,618)	(10,363)
Mortality and expense risk charges	(2,155,588)	(352,462)	(148,924)	(2,740,039)	(942,257)	(1,797,018)	(8,065,585)	(4,388,750)	(8,539,433)	(102,440)
Total expenses	(2,378,142)	(385,900)	(163,191)	(2,982,793)	(1,026,708)	(1,954,939)	(8,769,224)	(4,634,021)	(9,333,051)	(112,803)
Net investment income (loss)	(2,180,680)	(165,752)	146,996	(1,597,735)	(1,026,708)	(1,954,939)	3,405,729	1,745,529	10,919,634	614,346

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,931,718	1,197,405	6,272,297	14,214,901	2,253,825	1,625,549	19,542,087	21,176,779	5,279,970	(87,354)
Net realized gain on distributions	7,706,630	702,258	3,263,188	16,369,110	5,225,152	3,062,362	17,472,993	16,816,063	—	—
Change in unrealized appreciation (depreciation) during the period	(4,951,217)	(2,335,001)	(9,276,049)	(31,224,680)	(5,069,408)	(5,560,359)	(50,098,305)	(45,896,510)	(26,872,094)	1,021,662
Net gain (loss) on investments	10,687,131	(435,338)	259,436	(640,669)	2,409,569	(872,448)	(13,083,225)	(7,903,668)	(21,592,124)	934,308
Net increase (decrease) in net assets resulting from operations	$8,506,451	$(601,090)	$406,432	$(2,238,404)	$1,382,861	$(2,827,387)	$(9,677,496)	$(6,158,139)	$(10,672,490)	$1,548,654

(8) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.
(9) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.
(10) Merged with MFS® Research International Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$164,491	$7,118,701	$52,814	$2,341	$4,043	$144,058	$23,964	$—	$—	$920

Expenses:
Administrative charges	(41,450)	—	—	(440)	(1,157)	—	—	—	—	—
Mortality and expense risk charges	(351,008)	(2,064,837)	(54,105)	(4,908)	(12,494)	(92,800)	(12,800)	(44,285)	(180,637)	(175,634)
Total expenses	(392,458)	(2,064,837)	(54,105)	(5,348)	(13,651)	(92,800)	(12,800)	(44,285)	(180,637)	(175,634)
Net investment income (loss)	(227,967)	5,053,864	(1,291)	(3,007)	(9,608)	51,258	11,164	(44,285)	(180,637)	(174,714)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,418,367	(1,461,965)	(16,980)	30,406	49,658	223,576	17,108	92,629	435,269	721,692
Net realized gain distributions	1,697,042	—	304,487	3,230	37,585	562,419	—	362,256	2,185,092	1,387,397
Change in unrealized appreciation (depreciation) during the period	(2,936,034)	(9,392,224)	(395,714)	(32,907)	(69,215)	(976,871)	(46,587)	(150,909)	(3,314,036)	(3,121,739)
Net gain (loss) on investments	179,375	(10,854,189)	(108,207)	729	18,028	(190,876)	(29,479)	303,976	(693,675)	(1,012,650)
Net increase (decrease) in net assets resulting from operations	$(48,592)	$(5,800,325)	$(109,498)	$(2,278)	$8,420	$(139,618)	$(18,315)	$259,691	$(874,312)	$(1,187,364)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$167,077	$26,942	$123,041	$89,002	$4,921,173	$98,555	$11,142

Expenses:
Administrative charges	(1,000)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(7,197)	(82,623)	(47,377)	(261,769)	(60,802)	(311,485)	(51,967)	(838,183)	(62,776)	(15,684)
Total expenses	(8,197)	(82,623)	(47,377)	(261,769)	(60,802)	(311,485)	(51,967)	(838,183)	(62,776)	(15,684)
Net investment income (loss)	(8,197)	(82,623)	(47,377)	(94,692)	(33,860)	(188,444)	37,035	4,082,990	35,779	(4,542)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,372	130,184	103,096	1,207,157	216,205	1,594,887	62,340	(718,146)	317,230	17,605
Net realized gain distributions	101,357	634,445	487,451	1,029,257	630,238	2,849,927	230,886	—	425,207	—
Change in unrealized appreciation (depreciation) during the period	(146,018)	(128,942)	(499,895)	(1,747,124)	(752,273)	(5,654,585)	(695,562)	(5,374,647)	(799,023)	(44,885)
Net gain (loss) on investments	(28,289)	635,687	90,652	489,290	94,170	(1,209,771)	(402,336)	(6,092,793)	(56,586)	(27,280)
Net increase (decrease) in net assets resulting from operations	$(36,486)	$553,064	$43,275	$394,598	$60,310	$(1,398,215)	$(365,301)	$(2,009,803)	$(20,807)	$(31,822)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$16,591	$4,284	$17,947	$109,740	$27,857	$51,606	$402,544	$11,149	$—	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	(638)	(66)
Mortality and expense risk charges	(25,137)	(3,677)	(33,586)	(91,857)	(13,604)	(19,380)	(69,277)	(10,311)	(9,915)	(907)
Total expenses	(25,137)	(3,677)	(33,586)	(91,857)	(13,604)	(19,380)	(69,277)	(10,311)	(10,553)	(973)
Net investment income (loss)	(8,546)	607	(15,639)	17,883	14,253	32,226	333,267	838	(10,553)	(973)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	22,155	16,256	(37,116)	441,681	180,397	(20,167)	197,154	(9,068)	30,239	188
Net realized gain distributions	—	—	238,678	1,500,145	—	—	713,951	—	—	—
Change in unrealized appreciation (depreciation) during the period	(52,624)	(31,836)	(294,978)	(2,534,868)	(247,517)	(181,940)	(1,888,419)	(1,425)	2,063	4,362
Net gain (loss) on investments	(30,469)	(15,580)	(93,416)	(593,042)	(67,120)	(202,107)	(977,314)	(10,493)	32,302	4,550
Net increase (decrease) in net assets resulting from operations	$(39,015)	$(14,973)	$(109,055)	$(575,159)	$(52,867)	$(169,881)	$(644,047)	$(9,655)	$21,749	$3,577

(11) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)

Investment income:
Dividends	$—	$820,906	$31,310	$—	$—	$6,692	$40,153	$16,033	$24,615	$—

Expenses:
Administrative charges	—	(9,980)	(3,777)	—	—	—	—	—	—	—
Mortality and expense risk charges	(6,592)	(389,125)	(29,744)	(1,051,242)	(274,790)	(13,015)	(59,478)	(34,853)	(13,313)	(31,912)
Total expenses	(6,592)	(399,105)	(33,521)	(1,051,242)	(274,790)	(13,015)	(59,478)	(34,853)	(13,313)	(31,912)
Net investment income (loss)	(6,592)	421,801	(2,211)	(1,051,242)	(274,790)	(6,323)	(19,325)	(18,820)	11,302	(31,912)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,232	1,928,718	70,733	4,938,269	325,662	111,588	8,972	105,636	13,345	66,705
Net realized gain distributions	—	4,803,369	5,171	274,548	1,172,348	—	—	265,946	—	197,585
Change in unrealized appreciation (depreciation) during the period	(34,960)	(8,455,690)	(233,594)	(2,475,727)	(1,761,692)	(108,919)	(40,668)	(399,751)	(25,223)	(280,228)
Net gain (loss) on investments	(31,728)	(1,723,603)	(157,690)	2,737,090	(263,682)	2,669	(31,696)	(28,169)	(11,878)	(15,938)
Net increase (decrease) in net assets resulting from operations	$(38,320)	$(1,301,802)	$(159,901)	$1,685,848	$(538,472)	$(3,654)	$(51,021)	$(46,989)	$(576)	$(47,850)

(12) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund
	Sub-Account (17)	Sub-Account (18)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$472	$284	$136,469	$2,564,559	$529,430	$1,071,109	$2,491,961	$133,292	$1,154,583

Expenses:
Administrative charges	—	—	—	(76,039)	—	(42,046)	(43,580)	(200,398)	(10,930)	(36,517)
Mortality and expense risk charges	(23,317)	(3,216)	(4,290)	(340,354)	(2,966,907)	(604,395)	(542,628)	(1,957,921)	(164,104)	(541,210)
Total expenses	(23,317)	(3,216)	(4,290)	(416,393)	(2,966,907)	(646,441)	(586,208)	(2,158,319)	(175,034)	(577,727)
Net investment income (loss)	(23,317)	(2,744)	(4,006)	(279,924)	(402,348)	(117,011)	484,901	333,642	(41,742)	576,856

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	88,020	(11,267)	23,115	643,166	(1,405,958)	500,326	369,124	(137,205)	(187,531)	472,529
Net realized gain distributions	167,263	—	22,705	456,322	—	556,563	600,660	333,941	1,081	514,418
Change in unrealized appreciation (depreciation) during the period	(256,694)	(6,681)	(49,648)	(705,382)	(6,177,028)	(1,208,631)	(3,149,789)	(2,581,166)	(402,872)	(2,515,375)
Net gain (loss) on investments	(1,411)	(17,948)	(3,828)	394,106	(7,582,986)	(151,742)	(2,180,005)	(2,384,430)	(589,322)	(1,528,428)
Net increase (decrease) in net assets resulting from operations	$(24,728)	$(20,692)	$(7,834)	$114,182	$(7,985,334)	$(268,753)	$(1,695,104)	$(2,050,788)	$(631,064)	$(951,572)

(17) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(18) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)(21)	Sub-Account (22)(23)	Sub-Account (24)(25)

Investment income:
Dividends	$140,817	$—	$1,985,843	$1,330,533	$1,551,195	$205,956	$98,856	$159,525	$456,302

Expenses:
Administrative charges	(15,627)	(49,673)	(311,580)	(182,218)	(189,553)	(21,194)	—	—	—
Mortality and expense risk charges	(292,022)	(545,288)	(3,062,445)	(1,762,230)	(1,810,900)	(303,168)	(238,262)	(457,039)	(333,661)
Total expenses	(307,649)	(594,961)	(3,374,025)	(1,944,448)	(2,000,453)	(324,362)	(238,262)	(457,039)	(333,661)
Net investment income (loss)	(166,832)	(594,961)	(1,388,182)	(613,915)	(449,258)	(118,406)	(139,406)	(297,514)	122,641

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	469,733	1,272,988	5,925,820	2,008,838	1,565,648	(156,028)	(179,300)	(153,063)	(173,672)
Net realized gain distributions	143,696	432,548	5,026,901	3,155,648	901,417	6,376	1,360,484	1,873,452	191,691
Change in unrealized appreciation (depreciation) during the period	405,841	(1,228,204)	1,572,175	(4,605,794)	(8,953,408)	(633,117)	(1,721,574)	(2,303,488)	(2,277,381)
Net gain (loss) on investments	1,019,270	477,332	12,524,896	558,692	(6,486,343)	(782,769)	(540,390)	(583,099)	(2,259,362)
Net increase (decrease) in net assets resulting from operations	$852,438	$(117,629)	$11,136,714	$(55,223)	$(6,935,601)	$(901,175)	$(679,796)	$(880,613)	$(2,136,721)

(20) Funded as of March 27, 2015.
(21) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(22) Funded as of March 27, 2015.
(23) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(24) Funded as of March 27, 2015.
(25) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$86,785	$(19,470)	$99,907	$110,349	$(125,273)	$905	$(59,563)	$328,656	$(1,022,524)	$718,852
Net realized gain (loss) on security transactions	619,892	64,111	365,811	332,760	494,422	97,493	178,644	379,566	9,807,128	(2,947,591)
Net realized gain distributions	—	138,051	1,934,508	—	2,222,396	—	—	3,705,387	13,607,329	—
Change in unrealized appreciation (depreciation) during the period	(1,093,220)	(96,731)	(2,413,166)	(85,691)	(3,519,095)	(203,027)	(209,202)	(10,681,732)	(32,252,580)	(1,563,468)
Net increase (decrease) in net assets resulting from operations	(386,543)	85,961	(12,940)	357,418	(927,550)	(104,629)	(90,121)	(6,268,123)	(9,860,647)	(3,792,207)

Unit transactions:
Purchases	8,570	5,235	197,236	118,040	183,856	23,554	25,151	241,035	566,691	1,756,602
Net transfers	(760,351)	(145,063)	685,277	618,660	(984,652)	(146,778)	(825,248)	(1,080,137)	(1,278,695)	16,662,906
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(774,913)	(78,949)	(5,253,284)	(3,398,046)	(2,162,721)	(304,039)	(601,131)	(7,193,309)	(23,378,879)	(55,270,930)
Other transactions	92	(647)	—	927	552	—	2	4,139	26,878	21,482
Death benefits	(56,051)	—	(201,563)	(430,336)	(74,625)	—	(44,719)	(1,070,162)	(2,403,205)	(7,310,184)
Net annuity transactions	—	—	—	46,832	(2,312)	—	(350)	132,174	88,263	396,280
Net increase (decrease) in net assets resulting from unit transactions	(1,582,653)	(219,424)	(4,572,334)	(3,043,923)	(3,039,902)	(427,263)	(1,446,295)	(8,966,260)	(26,378,947)	(43,743,844)
Net increase (decrease) in net assets	(1,969,196)	(133,463)	(4,585,274)	(2,686,505)	(3,967,452)	(531,892)	(1,536,416)	(15,234,383)	(36,239,594)	(47,536,051)

Net assets:
Beginning of period	9,545,899	2,424,232	22,659,750	21,068,829	15,900,649	1,512,883	4,321,026	58,450,342	157,357,446	289,266,806
End of period	$7,576,703	$2,290,769	$18,074,476	$18,382,324	$11,933,197	$980,991	$2,784,610	$43,215,959	$121,117,852	$241,730,755

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(330,798)	$(2,050,401)	$(1,544,292)	$315,228	$(902)	$(2,482,801)	$4,432	$(1,700,911)	$312,784	$(1,489,997)
Net realized gain (loss) on security transactions	8,306,485	3,133,727	5,472,964	(29,025)	28,059	—	24,601	(126,778)	7,724,155	40,470,636
Net realized gain distributions	—	12,016,842	16,727,454	1,159,938	—	—	33,490	2,722,711	—	52,189,207
Change in unrealized appreciation (depreciation) during the period	(12,710,679)	(20,115,761)	(26,391,189)	(2,206,782)	(25,857)	—	(84,476)	(6,664,118)	(13,073,010)	(93,253,649)
Net increase (decrease) in net assets resulting from operations	(4,734,992)	(7,015,593)	(5,735,063)	(760,641)	1,300	(2,482,801)	(21,953)	(5,769,096)	(5,036,071)	(2,083,803)

Unit transactions:
Purchases	523,369	729,762	560,465	153,829	—	1,407,746	18,500	1,274,111	1,282,695	5,662,624
Net transfers	2,057,513	(4,269,118)	459,165	(92,786)	(5,667)	213,142,684	(64,775)	(6,535,150)	(3,902,423)	(12,148,342)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,796,042)	(19,332,656)	(14,412,870)	(1,669,442)	(66,794)	(179,151,238)	(16,601)	(16,861,998)	(31,657,818)	(101,820,865)
Other transactions	43,698	14,347	18,448	2,806	(8)	38,578	—	3,405	2,954	8,341
Death benefits	(2,447,952)	(2,911,711)	(1,452,613)	(279,152)	—	(8,500,074)	—	(4,046,046)	(4,688,049)	(19,935,874)
Net annuity transactions	11,459	236,022	26,306	—	—	406,887	—	69,126	(74,774)	820,503
Net increase (decrease) in net assets resulting from unit transactions	(22,607,955)	(25,533,354)	(14,801,099)	(1,884,745)	(72,469)	27,344,583	(62,876)	(26,096,552)	(39,037,415)	(127,413,613)
Net increase (decrease) in net assets	(27,342,947)	(32,548,947)	(20,536,162)	(2,645,386)	(71,169)	24,861,782	(84,829)	(31,865,648)	(44,073,486)	(129,497,416)

Net assets:
Beginning of period	158,952,221	149,442,498	97,889,375	14,602,432	305,336	135,908,765	801,413	115,218,960	226,969,193	791,683,183
End of period	$131,609,274	$116,893,551	$77,353,213	$11,957,046	$234,167	$160,770,547	$716,584	$83,353,312	$182,895,707	$662,185,767

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Operations:
Net investment income (loss)	$82,103	$(335,769)	$(1,984,539)	$(17,861,672)	$(7,676,752)	$(1,075,766)	$(1,637,064)	$(2,993,118)	$(18,655)	$(115,032)
Net realized gain (loss) on security transactions	33,336,844	1,199,521	15,671,020	83,455,788	88,160,022	13,756,656	4,429,618	13,595,858	14,036	513,056
Net realized gain distributions	46,878,906	13,835,956	25,046,288	300,612,111	218,350,229	21,080,874	7,354,580	13,222,501	166,246	218,173
Change in unrealized appreciation (depreciation) during the period	(101,219,879)	(23,194,165)	(25,550,877)	(292,235,076)	(298,783,697)	(52,819,579)	(15,974,688)	(24,408,039)	(169,168)	(286,962)
Net increase (decrease) in net assets resulting from operations	(20,922,026)	(8,494,457)	13,181,892	73,971,151	49,802	(19,057,815)	(5,827,554)	(582,798)	(7,541)	329,235

Unit transactions:
Purchases	2,609,994	3,926,833	1,509,102	7,507,660	7,818,848	1,970,129	851,527	974,984	—	141,128
Net transfers	(14,739,840)	(5,938,809)	7,287,399	(35,181,439)	(31,078,247)	3,090,084	(4,154,768)	(2,471,201)	88,434	(373,602)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(68,314,751)	(108,041,054)	(35,569,214)	(207,873,551)	(225,815,268)	(55,589,726)	(19,601,973)	(25,218,541)	(154,890)	(649,698)
Other transactions	32,567	267,268	3,699	134,571	134,905	71,924	18,042	35,085	(1)	12
Death benefits	(11,354,016)	(18,791,173)	(5,043,667)	(29,304,832)	(34,425,621)	(7,790,939)	(2,366,869)	(2,948,188)	(21,868)	(102,926)
Net annuity transactions	276,047	631,831	703,092	930,960	1,552,741	211,620	172,434	132,927	1,317	—
Net increase (decrease) in net assets resulting from unit transactions	(91,489,999)	(127,945,104)	(31,109,589)	(263,786,631)	(281,812,642)	(58,036,908)	(25,081,607)	(29,494,934)	(87,008)	(985,086)
Net increase (decrease) in net assets	(112,412,025)	(136,439,561)	(17,927,697)	(189,815,480)	(281,762,840)	(77,094,723)	(30,909,161)	(30,077,732)	(94,549)	(655,851)

Net assets:
Beginning of period	524,639,657	772,885,175	261,257,937	1,533,269,584	1,624,836,107	399,232,673	144,818,397	178,438,387	957,060	6,963,451
End of period	$412,227,632	$636,445,614	$243,330,240	$1,343,454,104	$1,343,073,267	$322,137,950	$113,909,236	$148,360,655	$862,511	$6,307,600

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(551,324)	$(767,382)	$(41,660)	$(50,114)	$18,460	$(1,593,807)	$24,421,607	$(1,310,334)	$116,769	$(3,409,037)
Net realized gain (loss) on security transactions	6,038,867	2,714,258	510,573	139,161	(13,194)	30,786,825	6,770,960	5,484,873	(110,577)	1,668,572
Net realized gain distributions	7,573,724	7,526,219	3,337	265,807	2,534	49,625,893	—	20,438,679	—	45,086,181
Change in unrealized appreciation (depreciation) during the period	(13,524,777)	(10,898,762)	(646,097)	(363,497)	(41,689)	(103,548,309)	(104,787,489)	(21,796,674)	(106,027)	(49,864,517)
Net increase (decrease) in net assets resulting from operations	(463,510)	(1,425,667)	(173,847)	(8,643)	(33,889)	(24,729,398)	(73,594,922)	2,816,544	(99,835)	(6,518,801)

Unit transactions:
Purchases	470,627	493,126	6,299	26,594	3,960	2,763,237	4,153,925	479,366	62,031	955,930
Net transfers	(3,488,901)	(1,757,751)	(219,601)	143,304	24,907	(9,051,875)	(27,630,654)	2,457,549	(232,731)	(1,820,906)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,623,024)	(8,620,061)	(920,617)	(404,271)	(233,329)	(72,571,244)	(148,121,629)	(12,926,826)	(870,839)	(28,420,785)
Other transactions	2,832	5,376	408	306	—	124,247	33,931	662	(32)	34,874
Death benefits	(610,144)	(828,739)	(89,923)	(9,123)	(12,989)	(9,739,413)	(19,467,281)	(1,502,909)	(223,225)	(3,086,808)
Net annuity transactions	33,678	(5,063)	—	—	—	722,240	1,554,007	82,726	(24,100)	85,641
Net increase (decrease) in net assets resulting from unit transactions	(14,214,932)	(10,713,112)	(1,223,434)	(243,190)	(217,451)	(87,752,808)	(189,477,701)	(11,409,432)	(1,288,896)	(32,252,054)
Net increase (decrease) in net assets	(14,678,442)	(12,138,779)	(1,397,281)	(251,833)	(251,340)	(112,482,206)	(263,072,623)	(8,592,888)	(1,388,731)	(38,770,855)

Net assets:
Beginning of period	85,715,982	63,830,530	4,574,058	4,284,335	1,332,036	526,505,475	979,864,434	81,345,950	7,397,583	196,223,167
End of period	$71,037,540	$51,691,751	$3,176,777	$4,032,502	$1,080,696	$414,023,269	$716,791,811	$72,753,062	$6,008,852	$157,452,312

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(613,777)	$18,887,864	$8,128,406	$237,725	$3,473,075	$2,108,821	$2,729,630	$(608,065)	$4,487,661	$31,407
Net realized gain (loss) on security transactions	1,291,540	(6,549,336)	38,054,964	(1,598,978)	3,954,995	10,711,820	7,261,344	(2,737,597)	(791,352)	1,562,144
Net realized gain distributions	8,524,531	6,794,311	43,096,647	7,126,402	7,943,811	—	15,619,878	20,315,033	365,345	—
Change in unrealized appreciation (depreciation) during the period	(14,381,599)	(39,962,867)	(128,902,263)	(17,565,530)	(32,352,573)	(31,786,395)	(39,187,789)	(16,155,815)	(8,243,072)	(1,767,871)
Net increase (decrease) in net assets resulting from operations	(5,179,305)	(20,830,028)	(39,622,246)	(11,800,381)	(16,980,692)	(18,965,754)	(13,576,937)	813,556	(4,181,418)	(174,320)

Unit transactions:
Purchases	414,362	2,020,919	3,786,216	375,440	1,192,039	1,376,906	1,715,658	192,784	454,320	53,343
Net transfers	(132,177)	(6,459,797)	(8,777,279)	(1,148,259)	9,538,600	(4,547,514)	(2,643,030)	(627,342)	378,885	1,074,834
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,648,708)	(68,400,966)	(94,406,102)	(8,184,395)	(37,869,248)	(41,332,744)	(43,171,726)	(5,255,760)	(10,584,167)	(4,288,829)
Other transactions	9,836	10,578	74,849	956	45,515	22,060	13,592	1,051	1,679	1,349
Death benefits	(941,662)	(8,509,651)	(14,425,842)	(974,910)	(4,088,525)	(5,494,332)	(4,879,090)	(820,748)	(1,178,919)	(244,919)
Net annuity transactions	(21,785)	232,723	590,066	3,826	352,473	468,970	152,619	3,030	80,093	—
Net increase (decrease) in net assets resulting from unit transactions	(9,320,134)	(81,106,194)	(113,158,092)	(9,927,342)	(30,829,146)	(49,506,654)	(48,811,977)	(6,506,985)	(10,848,109)	(3,404,222)
Net increase (decrease) in net assets	(14,499,439)	(101,936,222)	(152,780,338)	(21,727,723)	(47,809,838)	(68,472,408)	(62,388,914)	(5,693,429)	(15,029,527)	(3,578,542)

Net assets:
Beginning of period	64,712,254	449,783,789	722,392,206	64,426,917	257,467,042	284,644,288	311,837,827	35,257,492	77,872,315	19,029,607
End of period	$50,212,815	$347,847,567	$569,611,868	$42,699,194	$209,657,204	$216,171,880	$249,448,913	$29,564,063	$62,842,788	$15,451,065

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$8,706,795	$(2,763,082)	$1,063,493	$(33,368)	$(668,399)	$(1,816,878)	$1,689,370	$(15,102)	$(26,072)	$(3,210,429)
Net realized gain (loss) on security transactions	5,230,334	31,021,944	18,247,398	124,617	9,144,753	13,498,454	(583,815)	1,809,902	(32,688)	113,350
Net realized gain distributions	12,721,433	85,081,794	46,848,257	181,235	25,929,913	26,721,857	—	—	1,104,273	20,596
Change in unrealized appreciation (depreciation) during the period	(36,852,838)	(112,851,988)	(74,621,862)	(39,936)	(29,961,735)	(24,680,166)	(2,904,487)	(1,282,150)	(1,443,062)	(454,152)
Net increase (decrease) in net assets resulting from operations	(10,194,276)	488,668	(8,462,714)	232,548	4,444,532	13,723,267	(1,798,932)	512,650	(397,549)	(3,530,635)

Unit transactions:
Purchases	3,229,979	3,169,707	2,241,053	47,300	494,763	885,679	219,219	192,224	53,776	1,909,872
Net transfers	3,493,375	(17,391,723)	(8,023,042)	1,281,007	(5,599,784)	(12,849,575)	(988,929)	(755,488)	51,767	3,714,954
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(83,330,803)	(70,264,558)	(50,866,953)	(386,971)	(13,048,052)	(20,079,676)	(6,483,399)	(6,418,463)	(1,302,041)	(46,857,901)
Other transactions	13,393	(10,899)	(10,081)	1	3,063	4,500	1,340	720	1,327	40,795
Death benefits	(8,057,529)	(6,340,610)	(5,308,760)	(18,934)	(1,164,882)	(1,683,895)	(469,652)	(418,671)	(45,077)	(4,937,225)
Net annuity transactions	4,846	(3,303)	(56,125)	—	45,038	(1,304)	(485)	46,946	(997)	541,959
Net increase (decrease) in net assets resulting from unit transactions	(84,646,739)	(90,841,386)	(62,023,908)	922,403	(19,269,854)	(33,724,271)	(7,721,906)	(7,352,732)	(1,241,245)	(45,587,546)
Net increase (decrease) in net assets	(94,841,015)	(90,352,718)	(70,486,622)	1,154,951	(14,825,322)	(20,001,004)	(9,520,838)	(6,840,082)	(1,638,794)	(49,118,181)

Net assets:
Beginning of period	571,968,762	507,446,086	379,363,203	3,554,428	93,748,052	147,044,785	38,582,200	42,778,575	7,167,689	245,915,008
End of period	$477,127,747	$417,093,368	308,876,581	4,709,379	78,922,730	127,043,781	29,061,362	35,938,493	5,528,895	196,796,827

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Operations:
Net investment income (loss)	$(213,387)	$(137,139)	$4,714	$45,464	$26,520	$12,429	$29,827	$890,268	$(27,923)	$100,526
Net realized gain (loss) on security transactions	265,938	175,997	216,894	(64,344)	1,280,881	(69,826)	143,356	446,684	851,127	4,098,261
Net realized gain distributions	2,461,188	859,491	—	—	581,771	1,051,170	1,213,178	282,531	415,597	964,962
Change in unrealized appreciation (depreciation) during the period	(3,624,916)	(1,066,383)	(202,082)	(16,941)	(2,637,347)	(1,541,056)	(1,901,870)	(2,758,776)	(1,599,698)	(4,757,039)
Net increase (decrease) in net assets resulting from operations	(1,111,177)	(168,034)	19,526	(35,821)	(748,175)	(547,283)	(515,509)	(1,139,293)	(360,897)	406,710

Unit transactions:
Purchases	118,546	40,739	27,076	257,840	167,727	28,882	168,027	173,960	31,445	18,073
Net transfers	(737,323)	43,034	163,581	8,429,168	(567,885)	(583,658)	(7,767)	(659,438)	(299,703)	502,179
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	(19,311,178)
Surrenders for benefit payments and fees	(2,818,184)	(868,770)	(352,292)	(4,624,259)	(2,096,233)	(729,594)	(1,633,666)	(6,244,211)	(1,447,100)	(641,377)
Other transactions	1,710	35	(149)	2,601	1,197	10	1,402	577	16	1
Death benefits	(77,511)	(35,044)	—	(489,105)	(280,030)	(91,520)	(192,922)	(865,115)	(98,155)	(195,492)
Net annuity transactions	—	(395)	—	(353)	—	—	(734)	(25,888)	—	(179,751)
Net increase (decrease) in net assets resulting from unit transactions	(3,512,762)	(820,401)	(161,784)	3,575,892	(2,775,224)	(1,375,880)	(1,665,660)	(7,620,115)	(1,813,497)	(19,807,545)
Net increase (decrease) in net assets	(4,623,939)	(988,435)	(142,258)	3,540,071	(3,523,399)	(1,923,163)	(2,181,169)	(8,759,408)	(2,174,394)	(19,400,835)

Net assets:
Beginning of period	15,918,053	8,426,751	2,184,736	20,624,542	19,906,746	14,338,556	15,224,523	45,468,923	9,796,907	19,400,835
End of period	$11,294,114	$7,438,316	$2,042,478	$24,164,613	$16,383,347	$12,415,393	$13,043,354	$36,709,515	$7,622,513	$—

(7) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research International Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)

Operations:
Net investment income (loss)	$(2,180,680)	$(165,752)	$146,996	$(1,597,735)	$(1,026,708)	$(1,954,939)	$3,405,729	$1,745,529	$10,919,634	$614,346
Net realized gain (loss) on security transactions	7,931,718	1,197,405	6,272,297	14,214,901	2,253,825	1,625,549	19,542,087	21,176,779	5,279,970	(87,354)
Net realized gain distributions	7,706,630	702,258	3,263,188	16,369,110	5,225,152	3,062,362	17,472,993	16,816,063	—	—
Change in unrealized appreciation (depreciation) during the period	(4,951,217)	(2,335,001)	(9,276,049)	(31,224,680)	(5,069,408)	(5,560,359)	(50,098,305)	(45,896,510)	(26,872,094)	1,021,662
Net increase (decrease) in net assets resulting from operations	8,506,451	(601,090)	406,432	(2,238,404)	1,382,861	(2,827,387)	(9,677,496)	(6,158,139)	(10,672,490)	1,548,654

Unit transactions:
Purchases	854,901	76,394	76,077	975,201	270,518	439,749	2,820,878	1,373,906	2,267,248	29,877
Net transfers	1,617,001	537,404	2,452,387	(5,212,294)	4,662,319	(7,256,210)	2,230,381	(2,309,982)	(1,606,222)	3,315,648
Net interfund transfers due to corporate actions	—	—	(37,513,157)	—	—	—	—	—	—	(26,745,936)
Surrenders for benefit payments and fees	(19,628,240)	(3,354,472)	(1,511,130)	(28,479,899)	(7,007,425)	(16,549,316)	(75,451,266)	(43,595,091)	(90,169,145)	(1,501,641)
Other transactions	71,785	1,686	1,576	3,231	1,365	3,836	10,965	38,852	305,210	701
Death benefits	(2,705,317)	(478,771)	(219,981)	(3,571,068)	(1,015,487)	(2,107,632)	(11,148,904)	(5,178,514)	(10,410,307)	(81,841)
Net annuity transactions	(41,042)	(1,334)	(341,539)	160,927	(44,340)	47,535	478,828	(60,714)	49,957	(63,733)
Net increase (decrease) in net assets resulting from unit transactions	(19,830,912)	(3,219,093)	(37,055,767)	(36,123,902)	(3,133,050)	(25,422,038)	(81,059,118)	(49,731,543)	(99,563,259)	(25,046,925)
Net increase (decrease) in net assets	(11,324,461)	(3,820,183)	(36,649,335)	(38,362,306)	(1,750,189)	(28,249,425)	(90,736,614)	(55,889,682)	(110,235,749)	(23,498,271)

Net assets:
Beginning of period	152,064,452	22,414,530	36,649,335	178,823,281	53,878,020	115,937,160	529,209,414	324,071,207	671,404,628	23,498,271
End of period	$140,739,991	$18,594,347	$—	$140,460,975	$52,127,831	$87,687,735	$438,472,800	$268,181,525	$561,168,879	$—

(8) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.
(9) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.
(10) Merged with MFS® Research International Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(227,967)	$5,053,864	$(1,291)	$(3,007)	$(9,608)	$51,258	$11,164	$(44,285)	$(180,637)	$(174,714)
Net realized gain (loss) on security transactions	1,418,367	(1,461,965)	(16,980)	30,406	49,658	223,576	17,108	92,629	435,269	721,692
Net realized gain distributions	1,697,042	—	304,487	3,230	37,585	562,419	—	362,256	2,185,092	1,387,397
Change in unrealized appreciation (depreciation) during the period	(2,936,034)	(9,392,224)	(395,714)	(32,907)	(69,215)	(976,871)	(46,587)	(150,909)	(3,314,036)	(3,121,739)
Net increase (decrease) in net assets resulting from operations	(48,592)	(5,800,325)	(109,498)	(2,278)	8,420	(139,618)	(18,315)	259,691	(874,312)	(1,187,364)

Unit transactions:
Purchases	98,676	783,398	97,815	—	—	7,655	—	3,565	65,326	53,882
Net transfers	(1,587,310)	(3,224,841)	582,809	(43,680)	(146,966)	102,685	(94,060)	(23,656)	(114,065)	(35,306)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,238,606)	(17,543,312)	(160,631)	(66,285)	(35,781)	(564,543)	(95,340)	(573,818)	(1,806,414)	(1,567,120)
Other transactions	658	4,427	(2)	—	—	(4)	—	—	(147)	90
Death benefits	(408,542)	(2,839,307)	(228,688)	11	—	(121,799)	(13,779)	(65,336)	(169,411)	(118,383)
Net annuity transactions	9,881	59,912	—	—	(7,458)	(762)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,125,243)	(22,759,723)	291,303	(109,954)	(190,205)	(576,768)	(203,179)	(659,245)	(2,024,711)	(1,666,837)
Net increase (decrease) in net assets	(5,173,835)	(28,560,048)	181,805	(112,232)	(181,785)	(716,386)	(221,494)	(399,554)	(2,899,023)	(2,854,201)

Net assets:
Beginning of period	27,188,206	116,451,812	4,807,811	340,805	847,994	10,261,129	859,890	2,732,375	14,440,819	12,854,092
End of period	$22,014,371	$87,891,764	$4,989,616	$228,573	$666,209	$9,544,743	$638,396	$2,332,821	$11,541,796	$9,999,891

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,197)	$(82,623)	$(47,377)	$(94,692)	$(33,860)	$(188,444)	$37,035	$4,082,990	$35,779	$(4,542)
Net realized gain (loss) on security transactions	16,372	130,184	103,096	1,207,157	216,205	1,594,887	62,340	(718,146)	317,230	17,605
Net realized gain distributions	101,357	634,445	487,451	1,029,257	630,238	2,849,927	230,886	—	425,207	—
Change in unrealized appreciation (depreciation) during the period	(146,018)	(128,942)	(499,895)	(1,747,124)	(752,273)	(5,654,585)	(695,562)	(5,374,647)	(799,023)	(44,885)
Net increase (decrease) in net assets resulting from operations	(36,486)	553,064	43,275	394,598	60,310	(1,398,215)	(365,301)	(2,009,803)	(20,807)	(31,822)

Unit transactions:
Purchases	—	6,529	45,557	38,216	31,348	76,076	1,500	230,730	20,604	14,387
Net transfers	(57,729)	(806,642)	193,978	(168,018)	(135,415)	(949,067)	88,543	994,963	(843,519)	45,279
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(154,412)	(488,305)	(273,080)	(2,485,595)	(515,527)	(2,812,734)	(514,629)	(7,619,990)	(813,884)	(115,255)
Other transactions	—	10	6	(104)	(25)	344	(20)	2,498	—	—
Death benefits	—	(122,640)	(11,035)	(127,482)	(46,499)	(326,605)	(3,880)	(1,162,372)	(4,901)	(6,740)
Net annuity transactions	—	—	—	—	—	—	—	(30,455)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(212,141)	(1,411,048)	(44,574)	(2,742,983)	(666,118)	(4,011,986)	(428,486)	(7,584,626)	(1,641,700)	(62,329)
Net increase (decrease) in net assets	(248,627)	(857,984)	(1,299)	(2,348,385)	(605,808)	(5,410,201)	(793,787)	(9,594,429)	(1,662,507)	(94,151)

Net assets:
Beginning of period	594,425	8,724,719	2,512,094	15,859,465	3,696,874	22,197,302	3,466,094	55,521,261	4,617,068	953,508
End of period	$345,798	$7,866,735	$2,510,795	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,926,832	$2,954,561	$859,357

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,546)	$607	$(15,639)	$17,883	$14,253	$32,226	$333,267	$838	$(10,553)	$(973)
Net realized gain (loss) on security transactions	22,155	16,256	(37,116)	441,681	180,397	(20,167)	197,154	(9,068)	30,239	188
Net realized gain distributions	—	—	238,678	1,500,145	—	—	713,951	—	—	—
Change in unrealized appreciation (depreciation) during the period	(52,624)	(31,836)	(294,978)	(2,534,868)	(247,517)	(181,940)	(1,888,419)	(1,425)	2,063	4,362
Net increase (decrease) in net assets resulting from operations	(39,015)	(14,973)	(109,055)	(575,159)	(52,867)	(169,881)	(644,047)	(9,655)	21,749	3,577

Unit transactions:
Purchases	24,230	6,252	367	16,199	14,869	3,420	8,025	3,157	—	—
Net transfers	357,209	(67,376)	(280,291)	(285,066)	(243,558)	(61,874)	307,650	(107,805)	(87)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(328,037)	(38,336)	(244,357)	(850,705)	(139,091)	(58,982)	(418,802)	(23,714)	(48,934)	—
Other transactions	—	—	1	356	(747)	—	(2,512)	—	—	—
Death benefits	(13,260)	—	2,702	(85,048)	(7,241)	(24,444)	(58,266)	—	—	—
Net annuity transactions	(13,328)	—	(185)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	26,814	(99,460)	(521,763)	(1,204,264)	(375,768)	(141,880)	(163,905)	(128,362)	(49,021)	—
Net increase (decrease) in net assets	(12,201)	(114,433)	(630,818)	(1,779,423)	(428,635)	(311,761)	(807,952)	(138,017)	(27,272)	3,577

Net assets:
Beginning of period	1,243,820	458,592	2,305,345	10,534,687	2,034,168	1,767,709	7,508,439	781,047	559,117	41,523
End of period	$1,231,619	$344,159	$1,674,527	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100

(11) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)

Operations:
Net investment income (loss)	$(6,592)	$421,801	$(2,211)	$(1,051,242)	$(274,790)	$(6,323)	$(19,325)	$(18,820)	$11,302	$(31,912)
Net realized gain (loss) on security transactions	3,232	1,928,718	70,733	4,938,269	325,662	111,588	8,972	105,636	13,345	66,705
Net realized gain distributions	—	4,803,369	5,171	274,548	1,172,348	—	—	265,946	—	197,585
Change in unrealized appreciation (depreciation) during the period	(34,960)	(8,455,690)	(233,594)	(2,475,727)	(1,761,692)	(108,919)	(40,668)	(399,751)	(25,223)	(280,228)
Net increase (decrease) in net assets resulting from operations	(38,320)	(1,301,802)	(159,901)	1,685,848	(538,472)	(3,654)	(51,021)	(46,989)	(576)	(47,850)

Unit transactions:
Purchases	—	162,594	1,760	531,042	58,975	—	975	—	—	—
Net transfers	—	(4,257)	(49,187)	(1,909,749)	4,164,015	(164,990)	(423,133)	34,177	120,105	(40,476)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,159)	(5,118,077)	(186,177)	(8,671,235)	(2,500,407)	(78,031)	(912,615)	(440,375)	(157,124)	(503,291)
Other transactions	17	797	—	4,652	818	1	233	(11)	—	9
Death benefits	—	(557,740)	(32,233)	(745,925)	(264,984)	(164,452)	(126,878)	(5,601)	(1,778)	(1,406)
Net annuity transactions	—	(15,718)	—	9,164	(2,547)	—	9,494	3,642	4,304	2,445
Net increase (decrease) in net assets resulting from unit transactions	(4,142)	(5,532,401)	(265,837)	(10,782,051)	1,455,870	(407,472)	(1,451,924)	(408,168)	(34,493)	(542,719)
Net increase (decrease) in net assets	(42,462)	(6,834,203)	(425,738)	(9,096,203)	917,398	(411,126)	(1,502,945)	(455,157)	(35,069)	(590,569)

Net assets:
Beginning of period	378,404	36,691,354	2,128,190	59,476,691	10,699,017	771,323	3,597,468	2,120,817	707,492	1,930,732
End of period	$335,942	$29,857,151	$1,702,452	$50,380,488	$11,616,415	$360,197	$2,094,523	$1,665,660	$672,423	$1,340,163

(12) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund
	Sub-Account (17)	Sub-Account (18)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(23,317)	$(2,744)	$(4,006)	$(279,924)	$(402,348)	$(117,011)	$484,901	$333,642	$(41,742)	$576,856
Net realized gain (loss) on security transactions	88,020	(11,267)	23,115	643,166	(1,405,958)	500,326	369,124	(137,205)	(187,531)	472,529
Net realized gain distributions	167,263	—	22,705	456,322	—	556,563	600,660	333,941	1,081	514,418
Change in unrealized appreciation (depreciation) during the period	(256,694)	(6,681)	(49,648)	(705,382)	(6,177,028)	(1,208,631)	(3,149,789)	(2,581,166)	(402,872)	(2,515,375)
Net increase (decrease) in net assets resulting from operations	(24,728)	(20,692)	(7,834)	114,182	(7,985,334)	(268,753)	(1,695,104)	(2,050,788)	(631,064)	(951,572)

Unit transactions:
Purchases	—	—	975	455,435	1,647,728	425,247	270,249	733,780	92,219	266,668
Net transfers	30,156	(63,306)	(4,617)	2,362,955	(2,409,385)	(530,508)	(1,638,972)	(3,019,831)	(603,030)	(1,928,949)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(264,619)	(35,494)	(78,560)	(2,183,314)	(19,011,308)	(7,482,969)	(4,455,061)	(25,377,027)	(2,144,285)	(4,772,426)
Other transactions	86	49	—	2,209	(917)	(94)	(355)	12,451	610	(656)
Death benefits	(67,130)	—	—	(170,959)	(2,452,603)	(576,836)	(368,921)	(2,682,920)	(279,735)	(367,037)
Net annuity transactions	(510)	(115)	—	—	—	(418)	—	(2,423)	—	45,388
Net increase (decrease) in net assets resulting from unit transactions	(302,017)	(98,866)	(82,202)	466,326	(22,226,485)	(8,165,578)	(6,193,060)	(30,335,970)	(2,934,221)	(6,757,012)
Net increase (decrease) in net assets	(326,745)	(119,558)	(90,036)	580,508	(30,211,819)	(8,434,331)	(7,888,164)	(32,386,758)	(3,565,285)	(7,708,584)

Net assets:
Beginning of period	1,265,555	220,452	270,025	36,158,079	307,580,794	40,602,132	39,271,817	154,400,485	11,925,644	37,160,327
End of period	$938,810	$100,894	$179,989	$36,738,587	$277,368,975	$32,167,801	$31,383,653	$122,013,727	$8,360,359	$29,451,743

(17) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(18) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)(21)	Sub-Account (22)(23)	Sub-Account (24)(25)

Operations:
Net investment income (loss)	$(166,832)	$(594,961)	$(1,388,182)	$(613,915)	$(449,258)	$(118,406)	$(139,406)	$(297,514)	$122,641
Net realized gain (loss) on security transactions	469,733	1,272,988	5,925,820	2,008,838	1,565,648	(156,028)	(179,300)	(153,063)	(173,672)
Net realized gain distributions	143,696	432,548	5,026,901	3,155,648	901,417	6,376	1,360,484	1,873,452	191,691
Change in unrealized appreciation (depreciation) during the period	405,841	(1,228,204)	1,572,175	(4,605,794)	(8,953,408)	(633,117)	(1,721,574)	(2,303,488)	(2,277,381)
Net increase (decrease) in net assets resulting from operations	852,438	(117,629)	11,136,714	(55,223)	(6,935,601)	(901,175)	(679,796)	(880,613)	(2,136,721)

Unit transactions:
Purchases	282,278	226,497	1,426,210	660,982	762,209	106,259	66,607	277,318	44,742
Net transfers	(123,162)	(1,156,340)	(14,127,713)	(3,470,071)	3,321,479	(1,016,907)	(365,144)	(2,387,502)	(1,516,391)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	19,311,178	37,513,157	26,745,936
Surrenders for benefit payments and fees	(2,310,489)	(5,922,925)	(31,004,826)	(16,205,750)	(20,241,818)	(2,902,108)	(2,026,273)	(3,700,123)	(3,071,580)
Other transactions	—	3,526	14,619	10,175	6,864	25	(343)	(104)	341
Death benefits	(123,728)	(446,905)	(2,543,940)	(1,553,740)	(1,541,105)	(169,815)	(298,682)	(833,696)	(359,923)
Net annuity transactions	46,090	(1,180)	(4,941)	(758)	(1,929)	—	304,514	373,522	62,225
Net increase (decrease) in net assets resulting from unit transactions	(2,229,011)	(7,297,327)	(46,240,591)	(20,559,162)	(17,694,300)	(3,982,546)	16,991,857	31,242,572	21,905,350
Net increase (decrease) in net assets	(1,376,573)	(7,414,956)	(35,103,877)	(20,614,385)	(24,629,901)	(4,883,721)	16,312,061	30,361,959	19,768,629

Net assets:
Beginning of period	17,528,173	40,560,163	236,251,625	138,122,783	140,857,233	21,600,303	—	—	—
End of period	$16,151,600	$33,145,207	$201,147,748	$117,508,398	$116,227,332	$16,716,582	$16,312,061	$30,361,959	$19,768,629

(20) Funded as of March 27, 2015.
(21) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(22) Funded as of March 27, 2015.
(23) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(24) Funded as of March 27, 2015.
(25) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2014

	American Century VP Value Fund	American Century VP Growth Fund	AllianceBernstein VPS Balanced Wealth Strategy Portfolio	AllianceBernstein VPS International Value Portfolio	AllianceBernstein VPS Small/Mid Cap Value Portfolio	AllianceBernstein VPS Value Portfolio	AllianceBernstein VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$40,955	$(23,057)	$200,553	$393,290	$(167,722)	$(1,641)	$(77,203)	$(355,612)	$(1,701,556)	$3,667,118
Net realized gain (loss) on security transactions	520,433	112,430	2,114,444	814,724	1,655,070	135,315	134,520	1,487,378	15,624,662	(3,725,101)
Net realized gain distributions	—	284,208	3,783,774	—	1,993,193	—	—	—	792,636	—
Change in unrealized appreciation (depreciation) during the period	497,898	(134,764)	(4,653,319)	(2,946,670)	(2,267,938)	(12,831)	(171,940)	1,580,154	(4,250,757)	7,168,587
Net increase (decrease) in net assets resulting from operations	1,059,286	238,817	1,445,452	(1,738,656)	1,212,603	120,843	(114,623)	2,711,920	10,464,985	7,110,604

Unit transactions:
Purchases	76,212	37,214	219,529	157,152	109,173	8,443	41,072	476,606	1,337,834	2,111,770
Net transfers	(63,649)	(293,094)	499,578	815,944	(907,608)	(68,309)	57,704	(1,890,656)	(1,164,913)	7,457,325
Surrenders for benefit payments and fees	(522,265)	(98,703)	(7,889,089)	(5,289,716)	(3,348,972)	(503,838)	(687,787)	(10,913,685)	(34,766,753)	(68,793,349)
Other transactions	(44)	639	3,280	3,098	1,764	1,011	1,892	10,434	180,360	66,872
Death benefits	(51,247)	(17,597)	(438,016)	(305,586)	(299,862)	(22,916)	(41,067)	(1,457,289)	(3,369,080)	(8,474,044)
Net annuity transactions	—	—	—	—	9,334	—	(372)	74,552	358,086	796,216
Net increase (decrease) in net assets resulting from unit transactions	(560,993)	(371,541)	(7,604,718)	(4,619,108)	(4,436,171)	(585,609)	(628,558)	(13,700,038)	(37,424,466)	(66,835,210)
Net increase (decrease) in net assets	498,293	(132,724)	(6,159,266)	(6,357,764)	(3,223,568)	(464,766)	(743,181)	(10,988,118)	(26,959,481)	(59,724,606)

Net assets:
Beginning of period	9,047,606	2,556,956	28,819,016	27,426,593	19,124,217	1,977,649	5,064,207	69,438,460	184,316,927	348,991,412
End of period	$9,545,899	$2,424,232	$22,659,750	$21,068,829	$15,900,649	$1,512,883	$4,321,026	$58,450,342	$157,357,446	$289,266,806

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(298,549)	$(2,962,179)	$(1,872,665)	$(249,632)	$(454)	$(2,351,619)	$1,128	$(837,909)	$3,949,806	$(3,183,064)
Net realized gain (loss) on security transactions	13,731,063	8,799,819	13,116,331	611,988	14,110	(1)	22,057	2,647,687	11,391,844	66,255,713
Net realized gain distributions	—	17,366,669	8,953,921	839,392	—	—	31,609	1,156,641	—	42,180,431
Change in unrealized appreciation (depreciation) during the period	(14,824,511)	(18,831,584)	(20,534,121)	(428,046)	13,023	—	45,842	(2,823,386)	(5,563,718)	(75,911,588)
Net increase (decrease) in net assets resulting from operations	(1,391,997)	4,372,725	(336,534)	773,702	26,679	(2,351,620)	100,636	143,033	9,777,932	29,341,492

Unit transactions:
Purchases	999,278	735,935	604,865	192,100	—	1,483,816	9,773	543,487	933,953	4,465,432
Net transfers	591,227	589,612	(9,837,650)	1,939,068	48,699	367,585,945	291,152	541,401	(7,065,339)	(7,540,976)
Surrenders for benefit payments and fees	(36,658,919)	(28,678,774)	(21,476,286)	(6,571,749)	(63,745)	(346,686,562)	(19,841)	(27,180,120)	(46,146,639)	(148,259,282)
Other transactions	204,145	106,472	92,213	15,921	1	1,073,311	(10)	35,926	103,396	81,370
Death benefits	(2,678,317)	(2,548,547)	(1,395,470)	(465,489)	—	(11,966,561)	(5,023)	(2,373,860)	(5,149,848)	(21,006,914)
Net annuity transactions	184,940	319,642	33,682	—	—	180,685	—	184,501	475,260	2,910,478
Net increase (decrease) in net assets resulting from unit transactions	(37,357,646)	(29,475,660)	(31,978,646)	(4,890,149)	(15,045)	11,670,634	276,051	(28,248,665)	(56,849,217)	(169,349,892)
Net increase (decrease) in net assets	(38,749,643)	(25,102,935)	(32,315,180)	(4,116,447)	11,634	9,319,014	376,687	(28,105,632)	(47,071,285)	(140,008,400)

Net assets:
Beginning of period	197,701,864	174,545,433	130,204,555	18,718,879	293,702	126,589,751	424,726	143,324,592	274,040,478	931,691,583
End of period	$158,952,221	$149,442,498	$97,889,375	$14,602,432	$305,336	$135,908,765	$801,413	$115,218,960	$226,969,193	$791,683,183

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo Advantage VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,372,676	$1,578,741	$(1,879,204)	$(17,434,056)	$(9,378,259)	$(2,014,395)	$(1,570,727)	$(3,329,761)	$(20,948)	$(116,972)
Net realized gain (loss) on security transactions	45,141,005	2,474,561	29,290,820	151,293,563	160,153,326	24,746,694	15,047,141	20,163,105	171,759	741,826
Net realized gain distributions	—	313,469	28,645,355	81,208,627	85,447,722	—	17,554,685	915,901	208,585	—
Change in unrealized appreciation (depreciation) during the period	14,112,844	27,001,270	(55,213,852)	(112,239,735)	(90,526,805)	(41,051,722)	(46,861,791)	(16,532,034)	(345,520)	(73,801)
Net increase (decrease) in net assets resulting from operations	65,626,525	31,368,041	843,119	102,828,399	145,695,984	(18,319,423)	(15,830,692)	1,217,211	13,876	551,053

Unit transactions:
Purchases	2,677,197	3,075,704	1,098,864	7,594,185	8,586,911	1,917,346	915,805	1,076,282	6,400	33,548
Net transfers	11,406,413	(2,076,175)	(12,328,713)	(52,832,826)	(61,692,090)	(1,195,506)	(5,817,608)	(6,548,318)	(123,408)	1,814,073
Surrenders for benefit payments and fees	(91,319,502)	(178,880,627)	(49,947,625)	(301,688,571)	(326,946,447)	(84,629,061)	(30,508,805)	(38,811,056)	(274,816)	(1,511,537)
Other transactions	69,949	1,465,256	98,773	591,002	567,556	288,805	51,977	146,585	(59)	142
Death benefits	(11,098,314)	(16,323,697)	(4,922,335)	(32,373,589)	(41,120,648)	(7,669,067)	(2,806,704)	(3,178,691)	(7,725)	(76,812)
Net annuity transactions	1,748,084	1,614,092	434,361	3,132,009	5,060,250	658,522	132,099	311,803	14,556	—
Net increase (decrease) in net assets resulting from unit transactions	(86,516,173)	(191,125,447)	(65,566,675)	(375,577,790)	(415,544,468)	(90,628,961)	(38,033,236)	(47,003,395)	(385,052)	259,414
Net increase (decrease) in net assets	(20,889,648)	(159,757,406)	(64,723,556)	(272,749,391)	(269,848,484)	(108,948,384)	(53,863,928)	(45,786,184)	(371,176)	810,467

Net assets:
Beginning of period	545,529,305	932,642,581	325,981,493	1,806,018,975	1,894,684,591	508,181,057	198,682,325	224,224,571	1,328,236	6,152,984
End of period	$524,639,657	$772,885,175	$261,257,937	$1,533,269,584	$1,624,836,107	$399,232,673	$144,818,397	$178,438,387	$957,060	$6,963,451

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)

Operations:
Net investment income (loss)	$(645,214)	$(1,057,802)	$(49,090)	$(57,417)	$26,240	$(2,409,044)	$36,372,086	$(666,999)	$(85,691)	$(3,954,948)
Net realized gain (loss) on security transactions	9,570,215	6,339,147	612,005	292,741	856	52,186,453	34,569,019	8,266,618	(151,596)	12,932,312
Net realized gain distributions	1,709,607	1,690,910	—	155,496	15,397	11,070,482	—	—	—	42,626,232
Change in unrealized appreciation (depreciation) during the period	(2,030,076)	(3,891,185)	(331,462)	(71,953)	(10,465)	(25,448,552)	(32,929,081)	128,781	1,139,053	(40,728,435)
Net increase (decrease) in net assets resulting from operations	8,604,532	3,081,070	231,453	318,867	32,028	35,399,339	38,012,024	7,728,400	901,766	10,875,161

Unit transactions:
Purchases	875,370	518,248	20,341	18,683	7,903	3,184,180	6,586,597	859,413	18,552	1,162,851
Net transfers	(2,135,011)	(2,710,072)	(185,975)	1,480,227	209,893	(15,846,027)	(12,263,058)	5,896,968	(73,578)	(13,011,786)
Surrenders for benefit payments and fees	(13,926,846)	(14,197,751)	(856,940)	(1,083,037)	(136,687)	(107,670,573)	(226,523,372)	(16,902,186)	(730,123)	(38,393,296)
Other transactions	14,888	17,141	(1)	40	(1)	466,989	151,029	34,854	(13)	109,320
Death benefits	(1,408,998)	(702,468)	(268,570)	(49,063)	(14,805)	(11,024,124)	(26,197,032)	(1,693,350)	(240,560)	(3,177,568)
Net annuity transactions	53,840	18,291	—	—	—	809,512	3,304,009	180,305	52,008	306,146
Net increase (decrease) in net assets resulting from unit transactions	(16,526,757)	(17,056,611)	(1,291,145)	366,850	66,303	(130,080,043)	(254,941,827)	(11,623,996)	(973,714)	(53,004,333)
Net increase (decrease) in net assets	(7,922,225)	(13,975,541)	(1,059,692)	685,717	98,331	(94,680,704)	(216,929,803)	(3,895,596)	(71,948)	(42,129,172)

Net assets:
Beginning of period	93,638,207	77,806,071	5,633,750	3,598,618	1,233,705	621,186,179	1,196,794,237	85,241,546	7,469,531	238,352,339
End of period	$85,715,982	$63,830,530	$4,574,058	$4,284,335	$1,332,036	$526,505,475	$979,864,434	$81,345,950	$7,397,583	$196,223,167

(1) Formerly Franklin Rising Dividends Securities Fund. Change effective May 1, 2014.
(2) Formerly Franklin Income Securities Fund. Change effective May 1, 2014.
(3) Formerly Franklin Large Cap Growth Securities Fund. Change effective May 1, 2014.
(4) Formerly Franklin Global Real Estate Securities Fund. Change effective May 1, 2014.
(5) Formerly Franklin Small-Mid Cap Growth Securities Fund. Change effective May 1, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Franklin Large Cap Value VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account (6)	Sub-Account (7)	Sub-Account (8)	Sub-Account (9)	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)(15)	Sub-Account (16)

Operations:
Net investment income (loss)	$(805,194)	$21,560,433	$1,538,743	$(123,819)	$354,282	$(1,291,820)	$1,048,742	$(730,934)	$97,262	$3,025,772
Net realized gain (loss) on security transactions	7,374,962	3,622,386	67,997,139	2,332,999	15,197,438	22,571,880	17,538,106	3,511,098	(672,529)	940,338
Net realized gain distributions	5,635,146	9,946,697	3,988,846	—	—	—	21,827,039	5,710,781	7,102,150	—
Change in unrealized appreciation (depreciation) during the period	(13,082,690)	(31,976,869)	(30,519,763)	(9,684,621)	(52,823,186)	(34,203,348)	(26,527,701)	(7,190,876)	(5,948,692)	(3,544,867)
Net increase (decrease) in net assets resulting from operations	(877,776)	3,152,647	43,004,965	(7,475,441)	(37,271,466)	(12,923,288)	13,886,186	1,300,069	578,191	421,243

Unit transactions:
Purchases	395,689	2,629,484	5,052,786	443,792	2,031,738	2,346,670	1,921,516	475,088	27,271	931,843
Net transfers	(5,026,620)	4,197,585	(25,527,333)	(2,003,606)	15,862,403	(7,634,582)	(6,513,174)	1,029,648	(23,781,886)	2,111,125
Surrenders for benefit payments and fees	(15,235,191)	(102,365,180)	(153,683,888)	(14,405,017)	(62,785,192)	(65,301,056)	(61,357,991)	(7,663,642)	(4,973,590)	(15,361,056)
Other transactions	71,886	43,564	423,913	19,947	212,163	142,989	107,213	4,881	23,658	4,786
Death benefits	(955,553)	(10,947,423)	(14,803,829)	(828,583)	(5,446,912)	(6,894,829)	(6,893,586)	(630,111)	(324,730)	(1,687,629)
Net annuity transactions	65,787	1,015,624	1,813,941	52,488	631,631	595,797	390,249	(408)	(71,855)	(13,007)
Net increase (decrease) in net assets resulting from unit transactions	(20,684,002)	(105,426,346)	(186,724,410)	(16,720,979)	(49,494,169)	(76,745,011)	(72,345,773)	(6,784,544)	(29,101,132)	(14,013,938)
Net increase (decrease) in net assets	(21,561,778)	(102,273,699)	(143,719,445)	(24,196,420)	(86,765,635)	(89,668,299)	(58,459,587)	(5,484,475)	(28,522,941)	(13,592,695)

Net assets:
Beginning of period	86,274,032	552,057,488	866,111,651	88,623,337	344,232,677	374,312,587	370,297,414	40,741,967	28,522,941	91,465,010
End of period	$64,712,254	$449,783,789	$722,392,206	$64,426,917	$257,467,042	$284,644,288	$311,837,827	$35,257,492	$—	$77,872,315

(6) Formerly Franklin Small Cap Value Securities Fund. Change effective May 1, 2014.
(7) Formerly Franklin Strategic Income Securities Fund. Change effective May 1, 2014.
(8) Formerly Franklin Templeton Mutual Shares Securities. Change effective May 1, 2014.
(9) Formerly Templeton Developing Markets Securities Fund. Change effective May 1, 2014.
(10) Formerly Templeton Foreign Securities Fund. Change effective May 1, 2014.
(11) Formerly Templeton Growth Securities Fund. Change effective May 1, 2014.
(12) Formerly Mutual Global Discovery Securities Fund. Change effective May 1, 2014.
(13) Formerly Franklin Flex Cap Growth Securities Fund. Change effective May 1, 2014.
(14) Liquidated as of November 7, 2014.
(15) Formerly Franklin Large Cap Value Securities Fund. Change effective May 1, 2014.
(16) Formerly Templeton Global Bond Securities Fund. Change effective May 1, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Research HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (18)	Sub-Account	Sub-Account (19)	Sub-Account (20)	Sub-Account

Operations:
Net investment income (loss)	$28,286	$10,821,094	$(3,545,440)	$1,039,540	$10,523	$(27,068)	$(923,189)	$(80,823)	$(1,969,658)	$2,520,325
Net realized gain (loss) on security transactions	1,804,066	19,095,584	85,979,909	59,616,616	293,479	288,261	18,995,707	3,773,356	24,876,679	1,050,217
Net realized gain distributions	—	—	74,426,250	47,152,886	42,838	—	897,758	5,302,598	24,386,857	—
Change in unrealized appreciation (depreciation) during the period	(228,586)	1,220,031	(123,169,179)	(61,073,933)	(271,901)	(112,710)	(5,178,694)	(8,432,218)	(29,441,612)	(2,866,435)
Net increase (decrease) in net assets resulting from operations	1,603,766	31,136,709	33,691,540	46,735,109	74,939	148,483	13,791,582	562,913	17,852,266	704,107

Unit transactions:
Purchases	29,646	6,590,627	6,073,749	4,430,661	2,994	33,213	805,464	40,632	1,489,121	574,957
Net transfers	2,319,576	5,775,340	(19,680,469)	(22,112,854)	(1,187,929)	1,281,088	(9,453,363)	(18,492,601)	7,843,323	(728,233)
Surrenders for benefit payments and fees	(5,293,727)	(197,271,560)	(141,741,732)	(112,907,813)	(96,841)	(868,256)	(27,148,770)	(1,386,199)	(38,158,440)	(10,091,525)
Other transactions	1,475	221,195	110,808	76,896	(1)	(38)	37,877	(203)	56,964	1,678
Death benefits	(263,691)	(8,456,624)	(7,691,734)	(6,221,796)	(2,949)	(73,377)	(1,156,183)	(91,732)	(1,795,844)	(802,503)
Net annuity transactions	—	(5,346)	(30,534)	144,572	—	—	(1,070)	(10,515)	9,322	(541)
Net increase (decrease) in net assets resulting from unit transactions	(3,206,721)	(193,146,368)	(162,959,912)	(136,590,334)	(1,284,726)	372,630	(36,916,045)	(19,940,618)	(30,555,554)	(11,046,167)
Net increase (decrease) in net assets	(1,602,955)	(162,009,659)	(129,268,372)	(89,855,225)	(1,209,787)	521,113	(23,124,463)	(19,377,705)	(12,703,288)	(10,342,060)

Net assets:
Beginning of period	20,632,562	733,978,421	636,714,458	469,218,428	1,209,787	3,033,315	116,872,515	19,377,705	159,748,073	48,924,260
End of period	$19,029,607	$571,968,762	507,446,086	379,363,203	—	3,554,428	93,748,052	—	147,044,785	38,582,200

(17) Merged with Hartford Global Growth HLS Fund. Change effective June 23, 2014.
(18) Merged with Hartford Global Research HLS Fund. Change effective June 23, 2014.
(19) Merged with Hartford Growth Opportunities HLS Fund. Change effective June 23, 2014.
(20) Merged with Hartford Growth HLS Fund. Change effective June 23, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford Index HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	American Funds Asset Allocation HLS Fund
	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)

Operations:
Net investment income (loss)	$126,353	$299,508	$(10,350)	$(5,143,683)	$(276,210)	$(167,264)	$4,198	$129,617	$15,330	$3,054
Net realized gain (loss) on security transactions	6,376,594	2,972,596	598,993	234,233	1,708,661	790,323	197,655	(173,267)	1,827,987	(4,965,447)
Net realized gain distributions	1,521,864	—	1,407,680	—	2,999,495	1,812,022	—	—	—	13,522,009
Change in unrealized appreciation (depreciation) during the period	(7,138,851)	(5,515,932)	(1,757,083)	180,532	(3,567,650)	(2,263,937)	(55)	327,884	114,484	(9,138,094)
Net increase (decrease) in net assets resulting from operations	885,960	(2,243,828)	239,240	(4,728,918)	864,296	171,144	201,798	284,234	1,957,801	(578,478)

Unit transactions:
Purchases	223,270	456,208	172,912	1,976,073	91,771	46,046	93,020	268,566	110,491	197,566
Net transfers	(34,753,085)	1,906,496	(577,217)	(18,138,612)	(1,666,701)	(1,607,090)	8,882	205,086	(2,029,303)	(40,756,314)
Surrenders for benefit payments and fees	(1,379,569)	(11,308,915)	(1,452,202)	(83,535,355)	(4,962,635)	(1,903,099)	(495,031)	(5,604,055)	(2,831,481)	(5,847,722)
Other transactions	2,440	19,596	1,353	495,481	6,077	7,210	8	4,657	7,254	6,532
Death benefits	(116,583)	(419,061)	(50,574)	(9,504,632)	(112,645)	(46,803)	—	(488,241)	(265,540)	(264,974)
Net annuity transactions	—	—	(988)	190,338	—	(375)	—	(364)	—	(1,707)
Net increase (decrease) in net assets resulting from unit transactions	(36,023,527)	(9,345,676)	(1,906,716)	(108,516,707)	(6,644,133)	(3,504,111)	(393,121)	(5,614,351)	(5,008,579)	(46,666,619)
Net increase (decrease) in net assets	(35,137,567)	(11,589,504)	(1,667,476)	(113,245,625)	(5,779,837)	(3,332,967)	(191,323)	(5,330,117)	(3,050,778)	(47,245,097)

Net assets:
Beginning of period	35,137,567	54,368,079	8,835,165	359,160,633	21,697,890	11,759,718	2,376,059	25,954,659	22,957,524	47,245,097
End of period	$—	$42,778,575	$7,167,689	$245,915,008	$15,918,053	$8,426,751	$2,184,736	$20,624,542	$19,906,746	$—

(21) Merged with HIMCO VIT Index Fund. Change effective October 20, 2014.
(22) Merged with HIMCO VIT American Funds Asset Allocation Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund	American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund
	Sub-Account (23)	Sub-Account (24)	Sub-Account (25)	Sub-Account (26)	Sub-Account (27)	Sub-Account (28)	Sub-Account (29)	Sub-Account (30)	Sub-Account (31)	Sub-Account (32)

Operations:
Net investment income (loss)	$78,774	$582,575	$(166,996)	$679,091	$(95,059)	$(445,914)	$(1,343,280)	$(268,692)	$(250,286)	$(77,409)
Net realized gain (loss) on security transactions	2,701,619	(1,781,779)	(1,180,935)	(5,176,578)	(3,276,486)	213,807	26,570,277	15,729,774	6,050,742	(7,143,515)
Net realized gain distributions	7,486,354	7,540,595	1,107,681	15,576,695	8,305,474	8,918,721	81,546,456	44,754,328	31,395,384	8,389,173
Change in unrealized appreciation (depreciation) during the period	(8,313,559)	473,420	583,398	(11,782,811)	(6,005,861)	(10,685,539)	(108,595,232)	(57,197,443)	(46,901,257)	(2,859,355)
Net increase (decrease) in net assets resulting from operations	1,953,188	6,814,811	343,148	(703,603)	(1,071,932)	(1,998,925)	(1,821,779)	3,017,967	(9,705,417)	(1,691,106)

Unit transactions:
Purchases	579,236	1,307,244	59,829	214,849	125,870	321,345	2,160,628	1,192,296	1,621,491	225,356
Net transfers	(35,306,336)	(158,525,991)	(13,027,562)	(35,800,737)	(17,089,976)	(38,830,954)	(234,856,611)	(140,006,401)	(138,299,569)	(22,635,707)
Surrenders for benefit payments and fees	(3,718,011)	(49,060,217)	(1,043,294)	(4,506,580)	(2,469,178)	(9,987,450)	(48,950,806)	(24,512,534)	(35,675,241)	(3,086,542)
Other transactions	2,330	103,948	671	14,569	15,867	27,390	115,032	59,438	59,935	2,230
Death benefits	(301,340)	(1,057,009)	(120,831)	(323,293)	(333,660)	(155,121)	(1,727,169)	(886,384)	(1,407,677)	(201,537)
Net annuity transactions	—	(68,874)	—	(1,962)	—	(30,014)	(89,663)	(82,093)	(42,364)	—
Net increase (decrease) in net assets resulting from unit transactions	(38,744,121)	(207,300,899)	(14,131,187)	(40,403,154)	(19,751,077)	(48,654,804)	(283,348,589)	(164,235,678)	(173,743,425)	(25,696,200)
Net increase (decrease) in net assets	(36,790,933)	(200,486,088)	(13,788,039)	(41,106,757)	(20,823,009)	(50,653,729)	(285,170,368)	(161,217,711)	(183,448,842)	(27,387,306)

Net assets:
Beginning of period	36,790,933	200,486,088	13,788,039	41,106,757	20,823,009	50,653,729	285,170,368	161,217,711	183,448,842	27,387,306
End of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(23) Merged with HIMCO VIT American Funds Blue Chip Income and Growth Fund. Change effective October 20, 2014.
(24) Merged with HIMCO VIT American Funds Bond Fund. Change effective October 20, 2014.
(25) Merged with HIMCO VIT American Funds Global Bond Fund. Change effective October 20, 2014.
(26) Merged with HIMCO VIT American Funds Global Growth and Income Fund. Change effective October 20, 2014.
(27) Merged with HIMCO VIT American Funds Global Growth Fund. Change effective October 20, 2014.
(28) Merged with HIMCO VIT American Funds Global Small Capitalization Fund. Change effective October 20, 2014.
(29) Merged with HIMCO VIT American Funds Growth Fund. Change effective October 20, 2014.
(30) Merged with HIMCO VIT American Funds Growth-Income Fund. Change effective October 20, 2014.
(31) Merged with HIMCO VIT American Funds International Fund. Change effective October 20, 2014.
(32) Merged with HIMCO VIT American Funds New World Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford Portfolio Diversifier HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund
	Sub-Account (33)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(854,004)	$(89,302)	$9,251	$1,389,521	$(82,809)	$(179,585)	$(2,517,613)	$(274,962)	$(489,918)	$(1,857,267)
Net realized gain (loss) on security transactions	(44,800,779)	319,021	1,266,667	1,835,855	997,328	1,136,261	11,235,462	2,064,525	2,871,598	21,434,113
Net realized gain distributions	—	2,531,604	1,993,547	1,237,017	—	—	10,701,273	233,760	2,034,051	14,173,911
Change in unrealized appreciation (depreciation) during the period	44,047,951	(1,879,178)	(1,708,206)	(2,875,711)	(309,678)	619,326	(8,249,676)	(1,591,430)	(1,106,960)	(18,083,165)
Net increase (decrease) in net assets resulting from operations	(1,606,832)	882,145	1,561,259	1,586,682	604,841	1,576,002	11,169,446	431,893	3,308,771	15,667,592

Unit transactions:
Purchases	2,456,683	128,930	105,844	301,387	38,750	56,084	1,184,602	147,243	149,167	1,636,282
Net transfers	(302,784,589)	(821,120)	413,936	272,631	(453,221)	480,157	(2,843,022)	(285,371)	(844,185)	(11,844,945)
Surrenders for benefit payments and fees	(14,147,912)	(704,383)	(4,578,177)	(11,123,496)	(1,642,644)	(2,619,348)	(34,298,791)	(4,795,357)	(6,502,149)	(36,914,252)
Other transactions	4,287	20	3,324	4,805	36	25	343,076	24,373	14,027	24,322
Death benefits	(1,983,524)	(101,697)	(407,088)	(872,463)	(166,859)	(490,095)	(2,307,393)	(389,827)	(800,943)	(3,884,370)
Net annuity transactions	—	—	(721)	89,955	—	(26,428)	95,640	50,644	179,741	398,296
Net increase (decrease) in net assets resulting from unit transactions	(316,455,055)	(1,498,250)	(4,462,882)	(11,327,181)	(2,223,938)	(2,599,605)	(37,825,888)	(5,248,295)	(7,804,342)	(50,584,667)
Net increase (decrease) in net assets	(318,061,887)	(616,105)	(2,901,623)	(9,740,499)	(1,619,097)	(1,023,603)	(26,656,442)	(4,816,402)	(4,495,571)	(34,917,075)

Net assets:
Beginning of period	318,061,887	14,954,661	18,126,146	55,209,422	11,416,004	20,424,438	178,720,894	27,230,932	41,144,906	213,740,356
End of period	$—	$14,338,556	$15,224,523	$45,468,923	$9,796,907	$19,400,835	$152,064,452	$22,414,530	$36,649,335	$178,823,281

(33) Merged with HIMCO VIT Portfolio Diversifier Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Research Bond Fund	MFS® Research International Fund	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,053,642)	$(2,613,777)	$(916)	$(649,692)	$8,809,000	$(78,510)	$(217,649)	$4,491,312	$55,580	$(3,080)
Net realized gain (loss) on security transactions	4,138,504	10,500,734	30,581,402	37,879,553	10,928,833	195,548	2,495,682	1,806,070	29,879	23,645
Net realized gain distributions	5,899,365	26,527,641	14,489,884	10,340,905	—	—	1,712,474	—	418,461	15,052
Change in unrealized appreciation (depreciation) during the period	(5,476,643)	(49,149,301)	(9,084,466)	(19,615,754)	12,346,014	(2,268,368)	(2,115,345)	(4,328,611)	(465,769)	(59,314)
Net increase (decrease) in net assets resulting from operations	3,507,584	(14,734,703)	35,985,904	27,955,012	32,083,847	(2,151,330)	1,875,162	1,968,771	38,151	(23,697)

Unit transactions:
Purchases	256,438	1,079,571	3,775,145	2,060,860	3,890,995	160,195	100,263	903,256	4,152	—
Net transfers	(609,078)	(14,832,798)	(6,547,684)	(24,568,728)	3,349,848	2,882,477	1,355,891	(13,940,019)	101,136	(11,540)
Surrenders for benefit payments and fees	(9,286,447)	(27,872,272)	(112,210,812)	(72,287,626)	(178,947,466)	(4,876,448)	(4,845,288)	(26,366,682)	(149,789)	(20,171)
Other transactions	15,327	19,634	65,557	265,639	1,735,506	9,363	10,018	64,252	(1)	—
Death benefits	(984,679)	(2,773,149)	(15,267,352)	(5,524,608)	(10,114,509)	(369,734)	(639,246)	(4,665,312)	(64,335)	(1,793)
Net loan
Net annuity transactions	212,985	243,653	1,796,818	283,574	316,935	36,221	66,300	579,008	—	—
Cost of insurance
Net increase (decrease) in net assets resulting from unit transactions	(10,395,454)	(44,135,361)	(128,388,328)	(99,770,889)	(179,768,691)	(2,157,926)	(3,952,062)	(43,425,497)	(108,837)	(33,504)
Net increase (decrease) in net assets	(6,887,870)	(58,870,064)	(92,402,424)	(71,815,877)	(147,684,844)	(4,309,256)	(2,076,900)	(41,456,726)	(70,686)	(57,201)

Net assets:
Beginning of period	60,765,890	174,807,224	621,611,838	395,887,084	819,089,472	27,807,527	29,265,106	157,908,538	4,878,497	398,006
End of period	$53,878,020	$115,937,160	$529,209,414	$324,071,207	$671,404,628	$23,498,271	$27,188,206	$116,451,812	$4,807,811	$340,805

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(11,443)	$59,606	$9,226	$(51,763)	$(216,741)	$(171,082)	$(11,116)	$(89,627)	$(33,173)	$(136,781)
Net realized gain (loss) on security transactions	101,906	364,246	18,239	141,542	1,262,899	1,348,876	45,098	245,755	261,235	1,790,052
Net realized gain distributions	110,168	611,494	—	227,086	2,191,255	1,092,734	70,043	1,402,320	53,020	857,554
Change in unrealized appreciation (depreciation) during the period	(103,501)	(213,256)	26,267	(182,158)	(3,232,853)	(1,231,614)	(112,716)	(873,338)	(16,495)	(2,395,636)
Net increase (decrease) in net assets resulting from operations	97,130	822,090	53,732	134,707	4,560	1,038,914	(8,691)	685,110	264,587	115,189

Unit transactions:
Purchases	—	15,275	—	3,233	57,318	40,437	—	10,333	12,600	72,983
Net transfers	20,418	(771,955)	98,177	(68,766)	235,771	(126,925)	44,140	(880,858)	483,705	(287,666)
Surrenders for benefit payments and fees	(163,243)	(521,052)	(228,488)	(658,818)	(3,046,539)	(2,244,065)	(118,403)	(467,916)	(501,709)	(3,297,365)
Other transactions	—	(144)	(1)	1	5,332	3,114	(61)	(56)	313	2,993
Death benefits	(64,732)	(15,318)	(46,625)	(24,259)	(149,479)	(73,130)	(32,399)	(14,248)	(179)	(63,946)
Net annuity transactions	16,193	(729)	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(191,364)	(1,293,923)	(176,937)	(748,609)	(2,897,597)	(2,400,569)	(106,723)	(1,352,745)	(5,270)	(3,573,001)
Net increase (decrease) in net assets	(94,234)	(471,833)	(123,205)	(613,902)	(2,893,037)	(1,361,655)	(115,414)	(667,635)	259,317	(3,457,812)

Net assets:
Beginning of period	942,228	10,732,962	983,095	3,346,277	17,333,856	14,215,747	709,839	9,392,354	2,252,777	19,317,277
End of period	$847,994	$10,261,129	$859,890	$2,732,375	$14,440,819	$12,854,092	$594,425	$8,724,719	$2,512,094	$15,859,465

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(38,422)	$(217,876)	$(2,427)	$4,365,820	$36,495	$(3,620)	$(9,704)	$(154)	$(32,447)	$(19,479)
Net realized gain (loss) on security transactions	279,022	3,101,526	182,206	985,046	294,124	42,442	104,447	3,811	106,230	746,416
Net realized gain distributions	73,762	3,386,592	147,096	—	185,477	—	—	—	659,420	201,402
Change in unrealized appreciation (depreciation) during the period	(17,341)	(4,145,701)	(18,452)	(5,797,835)	(171,595)	(158,290)	(200,668)	25,922	(713,721)	16,620
Net increase (decrease) in net assets resulting from operations	297,021	2,124,541	308,423	(446,969)	344,501	(119,468)	(105,925)	29,579	19,482	944,959

Unit transactions:
Purchases	6,365	171,144	59,557	494,218	34,862	—	2,045	384	6,190	82,196
Net transfers	108,610	(479,478)	87,201	472,405	(299,296)	95,592	39,546	249,832	(537,328)	(417,303)
Surrenders for benefit payments and fees	(426,705)	(5,130,744)	(661,112)	(13,933,869)	(511,618)	(158,896)	(332,198)	(6,593)	(455,907)	(558,547)
Other transactions	2,008	1,564	946	2,579	26	—	829	—	376	(192)
Death benefits	(90,923)	(272,204)	(18,428)	(732,101)	—	(14,027)	(2,584)	—	(7,614)	(50,354)
Net annuity transactions	—	—	—	130,779	—	—	56,168	—	(188)	—
Net increase (decrease) in net assets resulting from unit transactions	(400,645)	(5,709,718)	(531,836)	(13,565,989)	(776,026)	(77,331)	(236,194)	243,623	(994,471)	(944,200)
Net increase (decrease) in net assets	(103,624)	(3,585,177)	(223,413)	(14,012,958)	(431,525)	(196,799)	(342,119)	273,202	(974,989)	759

Net assets:
Beginning of period	3,800,498	25,782,479	3,689,507	69,534,219	5,048,593	1,150,307	1,585,939	185,390	3,280,334	10,533,928
End of period	$3,696,874	$22,197,302	$3,466,094	$55,521,261	$4,617,068	$953,508	$1,243,820	$458,592	$2,305,345	$10,534,687

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO EqS Pathfinder Fund®	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (34)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16,114	$77,743	$(76,448)	$8,896	$(10,660)	$(874)	$(6,727)	$82,144	$(16,212)	$(1,113,652)
Net realized gain (loss) on security transactions	135,974	(927)	246,742	(2,722)	9,410	72	3,264	4,512,287	179,291	5,021,769
Net realized gain distributions	—	—	120,897	—	—	—	—	4,454,082	—	—
Change in unrealized appreciation (depreciation) during the period	48,898	(82,463)	(269,684)	19,174	26,483	3,590	30,648	(5,697,494)	3,737	(161,620)
Net increase (decrease) in net assets resulting from operations	200,986	(5,647)	21,507	25,348	25,233	2,788	27,185	3,351,019	166,816	3,746,497

Unit transactions:
Purchases	22,712	3,818	11,198	3,144	—	—	—	267,356	4,986	465,535
Net transfers	372,834	(167,451)	(258,934)	25,394	(50)	—	—	(2,574,211)	(100,323)	4,202,317
Surrenders for benefit payments and fees	(292,865)	(42,781)	(410,692)	(28,164)	(10,973)	—	(4,286)	(8,430,039)	(589,914)	(10,945,926)
Other transactions	(1)	1	56	—	1	—	2	4,174	(1)	4,810
Death benefits	—	(48,984)	(12,232)	(9,088)	—	—	—	(640,600)	(55,385)	(953,570)
Net annuity transactions	—	—	—	—	—	—	—	(15,617)	—	132,579
Net increase (decrease) in net assets resulting from unit transactions	102,680	(255,397)	(670,604)	(8,714)	(11,022)	—	(4,284)	(11,388,937)	(740,637)	(7,094,255)
Net increase (decrease) in net assets	303,666	(261,044)	(649,097)	16,634	14,211	2,788	22,901	(8,037,918)	(573,821)	(3,347,758)

Net assets:
Beginning of period	1,730,502	2,028,753	8,157,536	764,413	544,906	38,735	355,503	44,729,272	2,702,011	62,824,449
End of period	$2,034,168	$1,767,709	$7,508,439	$781,047	$559,117	$41,523	$378,404	$36,691,354	$2,128,190	$59,476,691

(34) Formerly PIMCO Global Multi-Asset Fund. Change effective April 30, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo Advantage VT Index Asset Allocation Fund	Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Advantage VT International Equity Fund	Wells Fargo Advantage VT Small Cap Growth Fund	Wells Fargo Advantage VT Discovery Fund	Wells Fargo Advantage VT Small Cap Value Fund	Wells Fargo Advantage VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (35)(36)

Operations:
Net investment income (loss)	$(234,913)	$(4,349)	$(21,890)	$(23,589)	$5,795	$(40,310)	$(29,628)	$(3,647)	$(6,249)	$(81,000)
Net realized gain (loss) on security transactions	1,443,324	56,128	502	145,993	52,996	156,560	285,850	(2,097)	77,217	156,874
Net realized gain distributions	—	—	—	—	18,565	194,115	179,686	—	—	—
Change in unrealized appreciation (depreciation) during the period	(672,323)	56,441	164,207	51,288	(137,813)	(412,785)	(480,632)	7,891	(38,115)	3,034,796
Net increase (decrease) in net assets resulting from operations	536,088	108,220	142,819	173,692	(60,457)	(102,420)	(44,724)	2,147	32,853	3,110,670

Unit transactions:
Purchases	314,094	17,500	11,475	10,250	4,250	2,050	5,000	1,500	1,975	436,310
Net transfers	(1,073,051)	81,968	127,904	(228,460)	(118,358)	1,942	(273,219)	58,084	(171,445)	32,968,574
Surrenders for benefit payments and fees	(2,310,068)	(159,894)	(864,716)	(368,191)	(214,094)	(445,330)	(300,023)	(71,920)	(3,724)	(328,821)
Other transactions	7,387	(1)	1,784	(54)	16	130	64	1	—	(2,431)
Death benefits	(259,653)	—	(135,640)	(5,484)	(3,588)	(61,640)	—	—	—	(26,223)
Net annuity transactions	35,565	—	21,094	—	—	1,322	3,446	897	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,285,726)	(60,427)	(838,099)	(591,939)	(331,774)	(501,526)	(564,732)	(11,438)	(173,194)	33,047,409
Net increase (decrease) in net assets	(2,749,638)	47,793	(695,280)	(418,247)	(392,231)	(603,946)	(609,456)	(9,291)	(140,341)	36,158,079

Net assets:
Beginning of period	13,448,655	723,530	4,292,748	2,539,064	1,099,723	2,534,678	1,875,011	229,743	410,366	—
End of period	$10,699,017	$771,323	$3,597,468	$2,120,817	$707,492	$1,930,732	$1,265,555	$220,452	$270,025	$36,158,079

(35) Funded as of October 17, 2014.
(36) Merged with Hartford Index HLS Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund
	Sub-Account (37)(38)	Sub-Account (39)(40)	Sub-Account (41)(42)	Sub-Account (43)(44)	Sub-Account (45)(46)	Sub-Account (47)(48)	Sub-Account (49)(50)	Sub-Account (51)(52)	Sub-Account (53)(54)	Sub-Account (55)(56)

Operations:
Net investment income (loss)	$(139,283)	$(147,030)	$(129,543)	$(494,976)	$(42,051)	$(127,710)	$(62,611)	$(130,397)	$(741,154)	$(431,324)
Net realized gain (loss) on security transactions	(131,440)	126,387	130,785	(14,727)	(9,377)	75,847	37,107	76,084	762,299	446,966
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(7,491,805)	1,962,863	2,749,860	167,942	(311,605)	2,220,832	1,121,249	2,471,527	18,670,560	9,754,288
Net increase (decrease) in net assets resulting from operations	(7,762,528)	1,942,220	2,751,102	(341,761)	(363,033)	2,168,969	1,095,745	2,417,214	18,691,705	9,769,930

Unit transactions:
Purchases	725,486	67,840	55,888	131,924	2,997	65,750	76,287	28,077	250,849	220,907
Net transfers	318,250,596	40,522,671	37,185,644	159,948,533	12,610,865	35,688,913	16,594,742	39,233,648	223,419,086	131,447,462
Surrenders for benefit payments and fees	(3,426,521)	(1,784,473)	(716,444)	(5,178,167)	(265,910)	(704,888)	(236,644)	(1,102,519)	(5,943,871)	(3,304,974)
Other transactions	(3,010)	947	1,086	415	1	(3)	(2)	528	2,902	1,893
Death benefits	(203,229)	(148,358)	(5,459)	(226,872)	(59,276)	(59,882)	(1,955)	(45,637)	(253,972)	(258,206)
Net annuity transactions	—	1,285	—	66,413	—	1,468	—	28,852	84,926	245,771
Net increase (decrease) in net assets resulting from unit transactions	315,343,322	38,659,912	36,520,715	154,742,246	12,288,677	34,991,358	16,432,428	38,142,949	217,559,920	128,352,853
Net increase (decrease) in net assets	307,580,794	40,602,132	39,271,817	154,400,485	11,925,644	37,160,327	17,528,173	40,560,163	236,251,625	138,122,783

Net assets:
Beginning of period	—	—	—	—	—	—	—	—	—	—
End of period	$307,580,794	$40,602,132	$39,271,817	$154,400,485	$11,925,644	$37,160,327	$17,528,173	$40,560,163	$236,251,625	$138,122,783

(37) Merged with Hartford Portfolio Diversifier HLS Fund. Change effective October 20, 2014.
(38) Funded as of October 17, 2014.
(39) Merged with American Funds Asset Allocation HLS Fund. Change effective October 20, 2014.
(40) Funded as of October 17, 2014.
(41) Merged with American Funds Blue Chip Income and Growth HLS Fund. Change effective October 20, 2014.
(42) Funded as of October 17, 2014.
(43) Merged with American Funds Bond HLS Fund. Change effective October 20, 2014.
(44) Funded as of October 17, 2014.
(45) Merged with American Funds Global Bond HLS Fund. Change effective October 20, 2014.
(46) Funded as of October 17, 2014.
(47) Merged with American Funds Global Growth and Income HLS Fund. Change effective October 20, 2014.
(48) Funded as of October 17, 2014.
(49) Merged with American Funds Global Growth HLS Fund. Change effective October 20, 2014.
(50) Funded as of October 17, 2014.
(51) Merged with American Funds Global Small Capitalization HLS Fund. Change effective October 20, 2014.
(52) Funded as of October 17, 2014.
(53) Merged with American Funds Growth HLS Fund. Change effective October 20, 2014.
(54) Funded as of October 17, 2014.
(55) Merged with American Funds Growth-Income HLS Fund. Change effective October 20, 2014.
(56) Funded as of October 17, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Period Ended December 31, 2014

	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund
	Sub-Account (57)(58)	Sub-Account (59)(60)

Operations:
Net investment income (loss)	$(447,222)	$(76,043)
Net realized gain (loss) on security transactions	264,581	9,405
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	4,049,250	(539,893)
Net increase (decrease) in net assets resulting from operations	3,866,609	(606,531)

Unit transactions:
Purchases	128,626	17,585
Net transfers	141,499,778	22,709,817
Surrenders for benefit payments and fees	(4,579,335)	(503,034)
Other transactions	11,088	3
Death benefits	(109,835)	(17,537)
Net annuity transactions	40,302	—
Net increase (decrease) in net assets resulting from unit transactions	136,990,624	22,206,834
Net increase (decrease) in net assets	140,857,233	21,600,303

Net assets:
Beginning of period	—	—
End of period	$140,857,233	$21,600,303

(57) Merged with American Funds International HLS Fund. Change effective October 20, 2014.
(58) Funded as of October 17, 2014.
(59) Merged with American Funds New World HLS Fund. Change effective October 20, 2014.
(60) Funded as of October 17, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2015

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio (Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio), AB VPS International Value Portfolio (Formerly AllianceBernstein VPS International Value Portfolio), AB VPS Small/Mid Cap Value Portfolio (Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio), AB VPS Value Portfolio (Formerly AllianceBernstein VPS Value Portfolio), AB VPS International Growth Portfolio (Formerly AllianceBernstein VPS International Growth Portfolio), Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund (Formerly Wells Fargo Advantage VT Omega Growth Fund), Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Core Equity Fund (Merged with MFS® Core Equity Portfolio), MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Growth Stock Fund (Merged with MFS® Massachusetts Investors Growth Stock Portfolio), MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series (Formerly MFS® Research Bond Fund), MFS® Research International Fund (Merged with MFS® Research International Portfolio), MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income Portfolio, UIF Growth Portfolio, UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO Global Dividend Portfolio (Formerly PIMCO EqS Pathfinder Fund®), PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund (Formerly Wells Fargo Advantage VT Index Asset Allocation Fund), Wells Fargo VT Total Return Bond Fund (Formerly Wells Fargo Advantage VT Total Return Bond Fund), Wells Fargo VT Intrinsic Value Fund (Formerly Wells Fargo Advantage VT Intrinsic Value Fund), Wells Fargo VT International Equity Fund (Formerly Wells Fargo Advantage VT International Equity Fund), Wells Fargo VT Small Cap Growth Fund (Formerly Wells Fargo Advantage VT Small Cap Growth Fund), Wells Fargo VT Discovery Fund (Formerly Wells Fargo Advantage VT Discovery Fund), Wells Fargo VT Small Cap Value Fund (Formerly Wells Fargo Advantage VT Small Cap Value Fund), Wells Fargo VT Opportunity Fund (Formerly Wells Fargo Advantage VT Opportunity Fund), HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, HIMCO VIT American Funds New World Fund, MFS® Core Equity Portfolio (Merged with MFS® Core Equity Fund), MFS® Massachusetts Investors Growth Stock Portfolio (Merged with MFS® Investors Growth Stock Fund), and MFS® Research International Portfolio (Merged with MFS® Research International Fund).

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. For 2015, these transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets. For 2014, the following transfers due to fund mergers are included in net transfers on the statements of changes in net assets:

Surviving Sub-Account	Assets Received
Hartford Global Growth HLS Fund	$1,176,082
Hartford Growth Opportunities HLS Fund	$17,839,630
HIMCO VIT Index Fund	$33,312,131
HIMCO VIT American Funds Asset Allocation Fund	$40,872,003
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$36,927,616
HIMCO VIT American Funds Bond Fund	$158,852,048
HIMCO VIT American Funds Global Bond Fund	$12,442,485
HIMCO VIT American Funds Global Growth and Income Fund	$35,290,741
HIMCO VIT American Funds Global Growth Fund	$16,567,775
HIMCO VIT American Funds Global Small Capitalization Fund	$39,149,992
HIMCO VIT American Funds Growth Fund	$224,951,652
HIMCO VIT American Funds Growth-Income Fund	$132,898,080
HIMCO VIT American Funds International Fund	$140,515,523
HIMCO VIT American Funds New World Fund	$22,283,320
HIMCO VIT Portfolio Diversifier Fund	$312,740,525

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2015 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. As of December 31, 2015 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels.There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2015 and 2014.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2015. The 2012 through 2015 tax years generally remain subject to examination by U.S. Federal and most state tax authorities.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus maximum of 0.30%
The Hartford’s Principal First Charge maximum of 0.75%
The Hartford’s Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.04% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$1,111,473	$2,607,340
American Century VP Growth Fund	$345,761	$446,604
AB VPS Balanced Wealth Strategy Portfolio+	$4,829,675	$7,367,591
AB VPS International Value Portfolio+	$2,858,707	$5,792,277
AB VPS Small/Mid Cap Value Portfolio+	$3,549,547	$4,492,328
AB VPS Value Portfolio+	$87,668	$514,026
AB VPS International Growth Portfolio+	$583,995	$2,089,855
Invesco V.I. Value Opportunities Fund	$7,151,219	$12,083,427
Invesco V.I. Core Equity Fund	$24,000,971	$37,795,127
Invesco V.I. Government Securities Fund	$46,003,002	$89,028,001
Invesco V.I. International Growth Fund	$17,007,416	$39,946,175
Invesco V.I. Mid Cap Core Equity Fund	$18,920,085	$34,487,000
Invesco V.I. Small Cap Equity Fund	$27,577,335	$27,195,272
Invesco V.I. Balanced Risk Allocation Fund	$2,625,766	$3,035,347
Invesco V.I. Diversified Dividend Fund	$27,115	$100,485
Invesco V.I. Money Market Fund	$276,136,513	$251,274,732
American Century VP Mid Cap Value Fund	$309,622	$334,576
American Funds Global Bond Fund	$8,348,263	$33,423,008
American Funds Global Growth and Income Fund	$13,535,998	$52,260,622
American Funds Asset Allocation Fund	$86,721,279	$163,435,685
American Funds Blue Chip Income and Growth Fund	$74,506,668	$119,035,666
American Funds Bond Fund	$56,108,063	$170,552,984
American Funds Global Growth Fund	$47,618,802	$55,666,639
American Funds Growth Fund	$334,303,529	$315,339,720
American Funds Growth-Income Fund	$261,443,317	$332,582,507
American Funds International Fund	$43,122,655	$81,154,466
American Funds New World Fund	$12,832,292	$32,196,385
American Funds Global Small Capitalization Fund	$26,954,100	$46,219,655
Wells Fargo VT Omega Growth Fund+	$273,115	$212,533
Fidelity® VIP Growth Portfolio	$1,531,121	$2,413,070
Fidelity® VIP Contrafund® Portfolio	$13,752,746	$20,945,277
Fidelity® VIP Mid Cap Portfolio	$10,662,281	$14,616,561
Fidelity® VIP Value Strategies Portfolio	$551,900	$1,813,657
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$1,687,221	$1,714,718
Fidelity® VIP Strategic Income Portfolio	$166,913	$363,370
Franklin Rising Dividends VIP Fund	$73,851,926	$113,572,646
Franklin Income VIP Fund	$57,091,059	$222,147,137
Franklin Large Cap Growth VIP Fund	$37,472,555	$29,753,639
Franklin Global Real Estate VIP Fund	$572,900	$1,745,027
Franklin Small-Mid Cap Growth VIP Fund	$62,436,326	$53,011,232
Franklin Small Cap Value VIP Fund	$16,729,848	$18,139,224
Franklin Strategic Income VIP Fund	$51,841,286	$107,265,309
Franklin Mutual Shares VIP Fund	$79,693,843	$141,626,887
Templeton Developing Markets VIP Fund	$13,519,956	$16,083,168
Templeton Foreign VIP Fund	$43,989,222	$63,401,489
Templeton Growth VIP Fund	$16,626,724	$64,024,561
Franklin Mutual Global Discovery VIP Fund	$33,603,094	$64,065,567
Franklin Flex Cap Growth VIP Fund	$28,348,250	$15,148,263
Templeton Global Bond VIP Fund	$10,237,153	$16,232,259
Hartford Balanced HLS Fund	$5,784,749	$9,157,562
Hartford Total Return Bond HLS Fund	$60,668,963	$123,887,474
Hartford Capital Appreciation HLS Fund	$101,416,947	$109,939,628
Hartford Dividend and Growth HLS Fund	$62,041,488	$76,153,639
Hartford Global Growth HLS Fund	$2,089,692	$1,019,422
Hartford Disciplined Equity HLS Fund	$31,240,830	$25,249,166
Hartford Growth Opportunities HLS Fund	$35,232,684	$44,051,975
Hartford High Yield HLS Fund	$11,927,616	$17,960,154
Hartford International Opportunities HLS Fund	$4,941,626	$12,309,455
Hartford Small/Mid Cap Equity HLS Fund	$1,816,230	$1,979,273
Hartford Ultrashort Bond HLS Fund	$34,799,326	$83,576,673
Hartford Small Company HLS Fund	$4,104,418	$5,369,382
Hartford SmallCap Growth HLS Fund	$2,772,878	$2,870,928
Hartford Stock HLS Fund	$880,663	$1,037,733
Hartford U.S. Government Securities HLS Fund	$13,178,278	$9,556,923
Hartford Value HLS Fund	$2,287,682	$4,454,614
Lord Abbett Fundamental Equity Fund	$2,568,816	$2,881,099
Lord Abbett Calibrated Dividend Growth Fund	$2,818,050	$3,240,706
Lord Abbett Bond Debenture Fund	$5,256,488	$11,703,805
Lord Abbett Growth and Income Fund	$1,487,395	$2,913,221
MFS® Core Equity Fund+	$2,055,866	$20,797,923
MFS® Growth Fund	$26,898,043	$41,203,005
MFS® Global Equity Fund	$3,121,705	$5,804,290
MFS® Investors Growth Stock Fund+	$6,850,568	$40,496,150
MFS® Investors Trust Fund	$24,139,460	$45,491,995
MFS® Mid Cap Growth Fund	$19,881,263	$18,815,868
MFS® New Discovery Fund	$12,465,246	$36,779,860
MFS® Total Return Fund	$51,099,068	$111,279,463
MFS® Value Fund	$41,858,656	$73,028,613
MFS® Total Return Bond Series+	$64,335,325	$152,978,958
MFS® Research International Fund+	$4,307,196	$28,739,776
MFS® Research Fund	$5,738,673	$9,394,840
MFS® High Yield Portfolio	$35,931,341	$53,637,196
BlackRock Global Allocation V.I. Fund	$1,099,193	$504,694
BlackRock Global Opportunities V.I. Fund	$10,965	$120,695
BlackRock Large Cap Growth V.I. Fund	$58,932	$221,161
BlackRock Equity Dividend V.I. Fund	$1,819,240	$1,782,334
UIF Core Plus Fixed Income Portfolio	$182,637	$374,652
UIF Growth Portfolio	$454,919	$796,194
UIF Mid Cap Growth Portfolio	$3,073,502	$3,093,758
Invesco V.I. American Value Fund	$2,522,352	$2,976,506
Morgan Stanley Mid Cap Growth Portfolio	$107,244	$226,225
BlackRock Capital Appreciation V.I. Fund	$1,946,011	$2,805,239
Oppenheimer Capital Appreciation Fund/VA	$1,318,097	$922,600
Oppenheimer Global Fund/VA	$2,884,191	$4,692,606
Oppenheimer Main Street Fund®/VA	$1,357,255	$1,426,994
Oppenheimer Main Street Small Cap Fund/VA	$4,628,697	$5,979,204
Oppenheimer Equity Income Fund/VA	$774,250	$934,814
Putnam VT Diversified Income Fund	$9,453,120	$12,954,757
Putnam VT Global Asset Allocation Fund	$674,253	$1,854,966
Putnam VT International Value Fund	$180,434	$247,304
Putnam VT International Equity Fund	$607,584	$589,317
Putnam VT Investors Fund	$71,373	$170,227
Putnam VT Small Cap Value Fund	$473,293	$772,017
Putnam VT Voyager Fund	$3,221,206	$2,907,441
Putnam VT Equity Income Fund	$414,912	$776,427
PIMCO All Asset Fund	$96,537	$206,192
PIMCO Global Dividend Portfolio+	$2,492,199	$1,608,486
PIMCO Global Multi-Asset Managed Allocation Portfolio	$48,277	$175,801
Jennison 20/20 Focus Fund	$—	$59,575
Jennison Fund	$—	$973
Prudential Value Portfolio	$27	$10,761
Invesco V.I. Growth and Income Fund	$7,760,553	$8,067,789
Invesco V.I. Comstock Fund	$74,337	$337,213
Invesco V.I. American Franchise Fund	$6,967,204	$18,525,948
Invesco V.I. Mid Cap Growth Fund	$12,417,871	$10,064,443
Wells Fargo VT Index Asset Allocation Fund+	$67,594	$481,389
Wells Fargo VT Total Return Bond Fund+	$335,784	$1,807,023
Wells Fargo VT Intrinsic Value Fund+	$371,778	$532,820
Wells Fargo VT International Equity Fund+	$192,364	$215,556
Wells Fargo VT Small Cap Growth Fund+	$420,258	$797,304
Wells Fargo VT Discovery Fund+	$349,086	$507,157
Wells Fargo VT Small Cap Value Fund+	$1,929	$103,539
Wells Fargo VT Opportunity Fund+	$26,895	$90,399
HIMCO VIT Index Fund	$8,538,936	$7,896,213
HIMCO VIT Portfolio Diversifier Fund	$35,689,907	$58,318,747
HIMCO VIT American Funds Asset Allocation Fund	$5,243,754	$12,969,781
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$5,149,920	$10,257,423
HIMCO VIT American Funds Bond Fund	$12,393,811	$42,062,197
HIMCO VIT American Funds Global Bond Fund	$492,472	$3,467,353
HIMCO VIT American Funds Global Growth and Income Fund	$3,131,738	$8,797,475
HIMCO VIT American Funds Global Growth Fund	$2,121,157	$4,373,305
HIMCO VIT American Funds Global Small Capitalization Fund	$4,648,572	$12,108,310
HIMCO VIT American Funds Growth Fund	$13,997,705	$56,599,576
HIMCO VIT American Funds Growth-Income Fund	$11,201,634	$29,219,064
HIMCO VIT American Funds International Fund	$14,847,594	$32,089,741
HIMCO VIT American Funds New World Fund	$1,906,317	$6,000,892
MFS® Core Equity Portfolio+	$22,325,859	$4,112,926
MFS® Massachusetts Investors Growth Stock Portfolio+	$40,922,179	$8,103,668
MFS® Research International Portfolio+	$30,107,240	$7,887,559

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2015 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	60,826	157,528	(96,702)
American Century VP Growth Fund	15,711	30,299	(14,588)
AB VPS Balanced Wealth Strategy Portfolio+	194,741	541,951	(347,210)
AB VPS International Value Portfolio+	317,336	732,983	(415,647)
AB VPS Small/Mid Cap Value Portfolio+	65,135	223,765	(158,630)
AB VPS Value Portfolio+	5,070	38,332	(33,262)
AB VPS International Growth Portfolio+	61,713	229,398	(167,685)
Invesco V.I. Value Opportunities Fund	1,489,248	6,966,262	(5,477,014)
Invesco V.I. Core Equity Fund	572,691	2,128,535	(1,555,844)
Invesco V.I. Government Securities Fund	30,470,268	63,649,890	(33,179,622)
Invesco V.I. International Growth Fund	4,191,355	10,979,373	(6,788,018)
Invesco V.I. Mid Cap Core Equity Fund	2,866,338	13,896,429	(11,030,091)
Invesco V.I. Small Cap Equity Fund	538,999	1,236,346	(697,347)
Invesco V.I. Balanced Risk Allocation Fund	77,271	231,188	(153,917)
Invesco V.I. Diversified Dividend Fund	1,418	5,793	(4,375)
Invesco V.I. Money Market Fund	28,858,534	26,009,070	2,849,464
American Century VP Mid Cap Value Fund	16,003	19,951	(3,948)
American Funds Global Bond Fund	485,008	2,606,372	(2,121,364)
American Funds Global Growth and Income Fund	709,220	3,396,919	(2,687,699)
American Funds Asset Allocation Fund	1,462,799	8,179,093	(6,716,294)
American Funds Blue Chip Income and Growth Fund	12,523,176	67,650,295	(55,127,119)
American Funds Bond Fund	2,226,769	10,515,045	(8,288,276)
American Funds Global Growth Fund	1,086,881	2,489,650	(1,402,769)
American Funds Growth Fund	1,795,951	16,373,669	(14,577,718)
American Funds Growth-Income Fund	1,572,098	15,474,320	(13,902,222)
American Funds International Fund	1,209,250	4,751,486	(3,542,236)
American Funds New World Fund	218,551	1,198,419	(979,868)
American Funds Global Small Capitalization Fund	646,592	1,926,213	(1,279,621)
Wells Fargo VT Omega Growth Fund+	5,331	9,985	(4,654)
Fidelity® VIP Growth Portfolio	83,775	151,920	(68,145)
Fidelity® VIP Contrafund® Portfolio	326,452	1,196,769	(870,317)
Fidelity® VIP Mid Cap Portfolio	173,653	832,556	(658,903)
Fidelity® VIP Value Strategies Portfolio	31,720	111,283	(79,563)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	80,367	93,993	(13,626)
Fidelity® VIP Strategic Income Portfolio	9,812	28,134	(18,322)
Franklin Rising Dividends VIP Fund	923,429	4,921,780	(3,998,351)
Franklin Income VIP Fund	1,205,173	11,237,040	(10,031,867)
Franklin Large Cap Growth VIP Fund	1,007,922	1,685,588	(677,666)
Franklin Global Real Estate VIP Fund	15,052	74,527	(59,475)
Franklin Small-Mid Cap Growth VIP Fund	1,124,055	3,061,928	(1,937,873)
Franklin Small Cap Value VIP Fund	559,338	1,203,624	(644,286)
Franklin Strategic Income VIP Fund	1,180,040	5,478,503	(4,298,463)
Franklin Mutual Shares VIP Fund	1,105,217	6,900,242	(5,795,025)
Templeton Developing Markets VIP Fund	342,461	984,053	(641,592)
Templeton Foreign VIP Fund	2,297,812	4,525,487	(2,227,675)
Templeton Growth VIP Fund	751,594	3,971,650	(3,220,056)
Franklin Mutual Global Discovery VIP Fund	492,824	2,419,933	(1,927,109)
Franklin Flex Cap Growth VIP Fund	482,163	883,041	(400,878)
Templeton Global Bond VIP Fund	328,725	1,120,250	(791,525)
Hartford Balanced HLS Fund	360,119	589,342	(229,223)
Hartford Total Return Bond HLS Fund	2,623,012	9,539,859	(6,916,847)
Hartford Capital Appreciation HLS Fund	843,194	6,954,396	(6,111,202)
Hartford Dividend and Growth HLS Fund	604,580	4,474,650	(3,870,070)
Hartford Global Growth HLS Fund	147,077	77,269	69,808
Hartford Disciplined Equity HLS Fund	249,243	1,338,540	(1,089,297)
Hartford Growth Opportunities HLS Fund	480,403	2,514,429	(2,034,026)
Hartford High Yield HLS Fund	642,436	1,136,429	(493,993)
Hartford International Opportunities HLS Fund	379,857	1,026,654	(646,797)
Hartford Small/Mid Cap Equity HLS Fund	34,852	111,572	(76,720)
Hartford Ultrashort Bond HLS Fund	20,849,344	60,667,326	(39,817,982)
Hartford Small Company HLS Fund	97,139	288,618	(191,479)
Hartford SmallCap Growth HLS Fund	82,559	119,047	(36,488)
Hartford Stock HLS Fund	53,601	61,483	(7,882)
Hartford U.S. Government Securities HLS Fund	1,233,597	890,299	343,298
Hartford Value HLS Fund	92,755	268,739	(175,984)
Lord Abbett Fundamental Equity Fund	84,227	164,453	(80,226)
Lord Abbett Calibrated Dividend Growth Fund	84,695	187,228	(102,533)
Lord Abbett Bond Debenture Fund	226,574	723,348	(496,774)
Lord Abbett Growth and Income Fund	64,448	196,356	(131,908)
MFS® Core Equity Fund+	73,657	1,521,205	(1,447,548)
MFS® Growth Fund	1,490,443	2,840,218	(1,349,775)
MFS® Global Equity Fund	104,899	256,636	(151,737)
MFS® Investors Growth Stock Fund+	280,682	3,261,285	(2,980,603)
MFS® Investors Trust Fund	466,118	2,875,976	(2,409,858)
MFS® Mid Cap Growth Fund	1,668,962	2,031,203	(362,241)
MFS® New Discovery Fund	531,650	1,829,047	(1,297,397)
MFS® Total Return Fund	1,396,897	5,839,605	(4,442,708)
MFS® Value Fund	924,631	3,291,534	(2,366,903)
MFS® Total Return Bond Series+	3,440,614	10,804,682	(7,364,068)
MFS® Research International Fund+	259,669	1,958,616	(1,698,947)
MFS® Research Fund	214,929	486,110	(271,181)
MFS® High Yield Portfolio	2,783,900	4,955,160	(2,171,260)
BlackRock Global Allocation V.I. Fund	63,229	38,413	24,816
BlackRock Global Opportunities V.I. Fund	287	7,001	(6,714)
BlackRock Large Cap Growth V.I. Fund	1,052	12,257	(11,205)
BlackRock Equity Dividend V.I. Fund	76,726	113,468	(36,742)
UIF Core Plus Fixed Income Portfolio	15,043	34,052	(19,009)
UIF Growth Portfolio	6,499	51,468	(44,969)
UIF Mid Cap Growth Portfolio	56,179	181,264	(125,085)
Invesco V.I. American Value Fund	63,056	155,935	(92,879)
Morgan Stanley Mid Cap Growth Portfolio	391	14,366	(13,975)
BlackRock Capital Appreciation V.I. Fund	91,667	180,378	(88,711)
Oppenheimer Capital Appreciation Fund/VA	54,612	54,055	557
Oppenheimer Global Fund/VA	111,235	298,188	(186,953)
Oppenheimer Main Street Fund®/VA	44,502	87,084	(42,582)
Oppenheimer Main Street Small Cap Fund/VA	85,480	297,866	(212,386)
Oppenheimer Equity Income Fund/VA	30,027	61,799	(31,772)
Putnam VT Diversified Income Fund	338,078	919,883	(581,805)
Putnam VT Global Asset Allocation Fund	10,344	120,087	(109,743)
Putnam VT International Value Fund	17,872	26,367	(8,495)
Putnam VT International Equity Fund	57,477	57,819	(342)
Putnam VT Investors Fund	3,091	7,315	(4,224)
Putnam VT Small Cap Value Fund	12,391	45,441	(33,050)
Putnam VT Voyager Fund	96,450	159,714	(63,264)
Putnam VT Equity Income Fund	17,469	33,239	(15,770)
PIMCO All Asset Fund	4,349	17,481	(13,132)
PIMCO Global Dividend Portfolio+	119,675	125,813	(6,138)
PIMCO Global Multi-Asset Managed Allocation Portfolio	3,697	16,821	(13,124)
Jennison 20/20 Focus Fund	—	23,132	(23,132)
Jennison Fund	—	—	—
Prudential Value Portfolio	—	871	(871)
Invesco V.I. Growth and Income Fund	140,672	457,332	(316,660)
Invesco V.I. Comstock Fund	1,656	13,586	(11,930)
Invesco V.I. American Franchise Fund	449,081	1,155,428	(706,347)
Invesco V.I. Mid Cap Growth Fund	765,343	693,273	72,070
Wells Fargo VT Index Asset Allocation Fund+	32,096	167,491	(135,395)
Wells Fargo VT Total Return Bond Fund+	190,477	814,079	(623,602)
Wells Fargo VT Intrinsic Value Fund+	51,507	257,805	(206,298)
Wells Fargo VT International Equity Fund+	12,522	15,186	(2,664)
Wells Fargo VT Small Cap Growth Fund+	35,019	246,305	(211,286)
Wells Fargo VT Discovery Fund+	6,365	18,879	(12,514)
Wells Fargo VT Small Cap Value Fund+	98	5,617	(5,519)
Wells Fargo VT Opportunity Fund+	207	4,241	(4,034)
HIMCO VIT Index Fund	412,143	382,146	29,997
HIMCO VIT Portfolio Diversifier Fund	4,345,335	7,177,846	(2,832,511)
HIMCO VIT American Funds Asset Allocation Fund	275,739	851,756	(576,017)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	222,964	620,835	(397,871)
HIMCO VIT American Funds Bond Fund	909,233	3,655,678	(2,746,445)
HIMCO VIT American Funds Global Bond Fund	35,625	311,439	(275,814)
HIMCO VIT American Funds Global Growth and Income Fund	111,771	656,664	(544,893)
HIMCO VIT American Funds Global Growth Fund	121,782	278,321	(156,539)
HIMCO VIT American Funds Global Small Capitalization Fund	353,291	953,343	(600,052)
HIMCO VIT American Funds Growth Fund	454,707	3,575,840	(3,121,133)
HIMCO VIT American Funds Growth-Income Fund	431,424	1,802,703	(1,371,279)
HIMCO VIT American Funds International Fund	1,173,755	2,847,345	(1,673,590)
HIMCO VIT American Funds New World Fund	153,774	546,467	(392,693)
MFS® Core Equity Portfolio+	1,980,538	374,847	1,605,691
MFS® Massachusetts Investors Growth Stock Portfolio+	3,743,271	742,014	3,001,257
MFS® Research International Portfolio+	2,813,419	735,972	2,077,447

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2014 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Value Fund	90,366	124,968	(34,602)
American Century VP Growth Fund	10,890	37,852	(26,962)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	187,164	784,884	(597,720)
AllianceBernstein VPS International Value Portfolio	292,571	911,504	(618,933)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	154,444	410,147	(255,703)
AllianceBernstein VPS Value Portfolio	34,079	83,845	(49,766)
AllianceBernstein VPS International Growth Portfolio	41,713	111,922	(70,209)
Invesco V.I. Value Opportunities Fund	4,625,203	13,704,741	(9,079,538)
Invesco V.I. Core Equity Fund	815,564	3,054,509	(2,238,945)
Invesco V.I. Government Securities Fund	26,800,464	77,591,853	(50,791,389)
Invesco V.I. International Growth Fund	4,109,264	15,334,884	(11,225,620)
Invesco V.I. Mid Cap Core Equity Fund	6,038,526	18,834,712	(12,796,186)
Invesco V.I. Small Cap Equity Fund	544,020	2,116,435	(1,572,415)
Invesco V.I. Balanced Risk Allocation Fund	341,061	735,094	(394,033)
Invesco V.I. Diversified Dividend Fund	3,397	4,643	(1,246)
Invesco V.I. Money Market Fund	39,473,283	38,285,871	1,187,412
American Century VP Mid Cap Value Fund	43,630	24,966	18,664
American Funds Global Bond Fund	956,209	3,129,848	(2,173,639)
American Funds Global Growth and Income Fund	1,063,312	5,095,700	(4,032,388)
American Funds Asset Allocation Fund	2,204,102	11,360,540	(9,156,438)
American Funds Blue Chip Income and Growth Fund	28,213,520	83,786,236	(55,572,716)
American Funds Bond Fund	2,862,330	15,295,738	(12,433,408)
American Funds Global Growth Fund	758,361	3,984,205	(3,225,844)
American Funds Growth Fund	2,936,993	25,103,010	(22,166,017)
American Funds Growth-Income Fund	2,725,144	24,377,695	(21,652,551)
American Funds International Fund	1,304,946	6,749,662	(5,444,716)
American Funds New World Fund	486,286	1,842,861	(1,356,575)
American Funds Global Small Capitalization Fund	647,967	2,774,696	(2,126,729)
Wells Fargo Advantage VT Omega Growth Fund	8,810	29,246	(20,436)
Fidelity® VIP Growth Portfolio	211,046	198,466	12,580
Fidelity® VIP Contrafund® Portfolio	498,013	1,595,629	(1,097,616)
Fidelity® VIP Mid Cap Portfolio	281,256	1,383,120	(1,101,864)
Fidelity® VIP Value Strategies Portfolio	37,663	123,863	(86,200)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	140,265	120,094	20,171
Fidelity® VIP Strategic Income Portfolio	28,478	21,853	6,625
Franklin Rising Dividends VIP Fund	1,097,713	7,182,623	(6,084,910)
Franklin Income VIP Fund	2,843,902	15,884,053	(13,040,151)
Franklin Large Cap Growth VIP Fund	916,255	1,689,248	(772,993)
Franklin Global Real Estate VIP Fund	22,122	69,818	(47,696)
Franklin Small-Mid Cap Growth VIP Fund	1,015,208	4,446,241	(3,431,033)
Franklin Small Cap Value VIP Fund	756,438	2,146,056	(1,389,618)
Franklin Strategic Income VIP Fund	2,031,482	7,595,855	(5,564,373)
Franklin Mutual Shares VIP Fund	1,560,576	11,464,270	(9,903,694)
Templeton Developing Markets VIP Fund	425,289	1,334,364	(909,075)
Templeton Foreign VIP Fund	2,022,370	5,327,981	(3,305,611)
Templeton Growth VIP Fund	1,162,389	5,853,957	(4,691,568)
Franklin Mutual Global Discovery VIP Fund	792,683	3,737,663	(2,944,980)
Franklin Flex Cap Growth VIP Fund	829,668	1,283,289	(453,621)
Franklin Large Cap Value VIP Fund	321,551	2,314,997	(1,993,446)
Templeton Global Bond VIP Fund	451,432	1,408,380	(956,948)
Hartford Balanced HLS Fund	373,452	591,392	(217,940)
Hartford Total Return Bond HLS Fund	3,779,533	19,517,989	(15,738,456)
Hartford Capital Appreciation HLS Fund	1,776,233	13,301,312	(11,525,079)
Hartford Dividend and Growth HLS Fund	962,127	9,841,999	(8,879,872)
Hartford Global Research HLS Fund	11,229	98,368	(87,139)
Hartford Global Growth HLS Fund	159,013	126,405	32,608
Hartford Disciplined Equity HLS Fund	290,666	2,656,387	(2,365,721)
Hartford Growth HLS Fund	45,003	1,323,092	(1,278,089)
Hartford Growth Opportunities HLS Fund	1,652,264	3,901,124	(2,248,860)
Hartford High Yield HLS Fund	698,306	1,381,902	(683,596)
Hartford Index HLS Fund	103,048	2,076,359	(1,973,311)
Hartford International Opportunities HLS Fund	505,354	1,336,447	(831,093)
Hartford Small/Mid Cap Equity HLS Fund	48,219	157,170	(108,951)
Hartford Ultrashort Bond HLS Fund	33,173,040	116,202,637	(83,029,597)
Hartford Small Company HLS Fund	91,759	502,998	(411,239)
Hartford SmallCap Growth HLS Fund	97,488	269,820	(172,332)
Hartford Stock HLS Fund	25,463	53,081	(27,618)
Hartford U.S. Government Securities HLS Fund	562,120	1,109,472	(547,352)
Hartford Value HLS Fund	66,926	401,013	(334,087)
American Funds Asset Allocation HLS Fund	202,226	3,529,814	(3,327,588)
American Funds Blue Chip Income and Growth HLS Fund	353,005	2,935,285	(2,582,280)
American Funds Bond HLS Fund	922,427	19,651,765	(18,729,338)
American Funds Global Bond HLS Fund	143,548	1,398,916	(1,255,368)
American Funds Global Growth and Income HLS Fund	219,137	3,543,416	(3,324,279)
American Funds Global Growth HLS Fund	74,027	1,546,934	(1,472,907)
American Funds Global Small Capitalization HLS Fund	230,196	4,572,581	(4,342,385)
American Funds Growth HLS Fund	688,216	21,605,254	(20,917,038)
American Funds Growth-Income HLS Fund	444,830	11,929,153	(11,484,323)
American Funds International HLS Fund	867,541	17,739,250	(16,871,709)
American Funds New World HLS Fund	189,785	2,548,245	(2,358,460)
Hartford Portfolio Diversifier HLS Fund	2,817,464	42,486,980	(39,669,516)
Lord Abbett Fundamental Equity Fund	60,074	147,051	(86,977)
Lord Abbett Calibrated Dividend Growth Fund	166,278	451,437	(285,159)
Lord Abbett Bond Debenture Fund	437,831	1,178,041	(740,210)
Lord Abbett Growth and Income Fund	61,219	223,369	(162,150)
MFS® Core Equity Fund	214,928	428,978	(214,050)
MFS® Growth Fund	1,391,189	4,207,387	(2,816,198)
MFS® Global Equity Fund	167,722	412,773	(245,051)
MFS® Investors Growth Stock Fund	290,924	954,497	(663,573)
MFS® Investors Trust Fund	485,987	4,106,875	(3,620,888)
MFS® Mid Cap Growth Fund	1,250,527	2,554,333	(1,303,806)
MFS® New Discovery Fund	768,918	3,053,756	(2,284,838)
MFS® Total Return Fund	1,624,091	8,920,405	(7,296,314)
MFS® Value Fund	861,368	6,030,722	(5,169,354)
MFS® Research Bond Fund	3,620,142	17,105,986	(13,485,844)
MFS® Research International Fund	380,132	517,466	(137,334)
MFS® Research Fund	396,023	628,749	(232,726)
MFS® High Yield Portfolio	1,716,688	5,773,240	(4,056,552)
BlackRock Global Allocation V.I. Fund	36,411	46,197	(9,786)
BlackRock Global Opportunities V.I. Fund	2,642	5,139	(2,497)
BlackRock Large Cap Growth V.I. Fund	5,527	17,875	(12,348)
BlackRock Equity Dividend V.I. Fund	47,655	136,817	(89,162)
UIF Core Plus Fixed Income Portfolio	9,776	26,710	(16,934)
UIF Growth Portfolio	17,067	72,543	(55,476)
UIF Mid Cap Growth Portfolio	85,328	273,874	(188,546)
Invesco V.I. American Value Fund	96,276	234,319	(138,043)
Morgan Stanley Mid Cap Growth Portfolio	5,230	12,491	(7,261)
BlackRock Capital Appreciation V.I. Fund	94,907	191,280	(96,373)
Oppenheimer Capital Appreciation Fund/VA	63,582	68,952	(5,370)
Oppenheimer Global Fund/VA	131,256	385,394	(254,138)
Oppenheimer Main Street Fund®/VA	35,019	63,207	(28,188)
Oppenheimer Main Street Small Cap Fund/VA	110,343	440,909	(330,566)
Oppenheimer Equity Income Fund/VA	38,071	80,046	(41,975)
Putnam VT Diversified Income Fund	336,597	1,334,015	(997,418)
Putnam VT Global Asset Allocation Fund	23,386	80,732	(57,346)
Putnam VT International Value Fund	21,467	28,806	(7,339)
Putnam VT International Equity Fund	60,119	85,172	(25,053)
Putnam VT Investors Fund	11,452	433	11,019
Putnam VT Small Cap Value Fund	33,898	95,493	(61,595)
Putnam VT Voyager Fund	102,565	147,672	(45,107)
Putnam VT Equity Income Fund	26,560	22,851	3,709
PIMCO All Asset Fund	17,707	39,333	(21,626)
PIMCO EqS Pathfinder Fund®	63,122	116,840	(53,718)
PIMCO Global Multi-Asset Managed Allocation Portfolio	3,399	4,181	(782)
Jennison 20/20 Focus Fund	19	5,628	(5,609)
Jennison Fund	—	—	—
Prudential Value Portfolio	—	859	(859)
Invesco V.I. Growth and Income Fund	52,558	762,537	(709,979)
Invesco V.I. Comstock Fund	1,607	34,101	(32,494)
Invesco V.I. American Franchise Fund	861,452	1,347,726	(486,274)
Invesco V.I. Mid Cap Growth Fund	601,549	855,161	(253,612)
Wells Fargo Advantage VT Index Asset Allocation Fund	33,711	119,293	(85,582)
Wells Fargo Advantage VT Total Return Bond Fund	217,344	709,993	(492,649)
Wells Fargo Advantage VT Intrinsic Value Fund	20,296	446,174	(425,878)
Wells Fargo Advantage VT International Equity Fund	9,507	34,195	(24,688)
Wells Fargo Advantage VT Small Cap Growth Fund	122,157	343,353	(221,196)
Wells Fargo Advantage VT Discovery Fund	8,410	31,257	(22,847)
Wells Fargo Advantage VT Small Cap Value Fund	5,450	7,626	(2,176)
Wells Fargo Advantage VT Opportunity Fund	3,077	12,242	(9,165)
HIMCO VIT Index Fund	1,903,347	87,342	1,816,005
HIMCO VIT Portfolio Diversifier Fund	40,617,701	1,066,772	39,550,929
HIMCO VIT American Funds Asset Allocation Fund	2,968,065	200,077	2,767,988
HIMCO VIT American Funds Blue Chip Income and Growth Fund	2,517,683	110,445	2,407,238
HIMCO VIT American Funds Bond Fund	14,527,672	579,856	13,947,816
HIMCO VIT American Funds Global Bond Fund	1,128,263	45,777	1,082,486
HIMCO VIT American Funds Global Growth and Income Fund	2,966,701	99,872	2,866,829
HIMCO VIT American Funds Global Growth Fund	1,260,206	38,321	1,221,885
HIMCO VIT American Funds Global Small Capitalization Fund	3,569,581	133,586	3,435,995
HIMCO VIT American Funds Growth Fund	16,785,429	715,028	16,070,401
HIMCO VIT American Funds Growth-Income Fund	9,358,683	390,724	8,967,959
HIMCO VIT American Funds International Fund	13,953,725	544,846	13,408,879
HIMCO VIT American Funds New World Fund	2,127,956	77,531	2,050,425

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units as of and for the period ended December 31, 2015. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
2014	584,586	$15.987670	to	$16.605429	$9,545,899	0.50%	to	1.50%	1.39%	to	1.40%	11.21%	to	12.33%
2013	619,188	$14.375578	to	$14.782510	$9,047,606	0.50%	to	1.50%	1.43%	to	1.48%	29.53%	to	30.83%
2012	602,561	$11.098644	to	$11.299348	$6,759,844	0.50%	to	1.50%	1.86%	to	1.97%	12.87%	to	14.01%
2011	123,872	$9.832919	to	$9.911162	$1,224,520	0.50%	to	1.50%	0.91%	to	1.35%	(1.67)%	to	(0.89)%
American Century VP Growth Fund
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
2014	169,941	$14.074451	to	$14.599722	$2,424,232	0.50%	to	1.50%	0.17%	to	0.37%	9.41%	to	10.51%
2013	196,903	$12.863366	to	$13.210714	$2,556,956	0.50%	to	1.50%	0.28%	to	0.32%	27.00%	to	28.28%
2012	75,101	$10.128418	to	$10.298559	$765,045	0.50%	to	1.50%	0.36%	to	0.83%	11.80%	to	12.92%
2011	110	$9.119972	to	$9.119972	$1,004	0.50%	to	0.50%	—	to	—	(8.80)%	to	(8.80)%
AB VPS Balanced Wealth Strategy Portfolio+
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—	to	2.02%	(1.40)%	to	0.79%
2014	1,736,324	$11.822762	to	$17.460347	$22,659,750	0.50%	to	2.45%	2.38%	to	2.41%	4.52%	to	6.58%
2013	2,334,044	$11.311724	to	$16.383105	$28,819,016	0.50%	to	2.45%	2.24%	to	2.28%	13.46%	to	15.69%
2012	3,030,432	$14.160826	to	$14.221715	$32,333,240	0.50%	to	2.70%	1.92%	to	1.92%	10.36%	to	12.81%
2011	3,270,469	$12.552780	to	$12.887048	$31,195,540	0.50%	to	2.70%	2.11%	to	2.24%	(5.64)%	to	(3.54)%
AB VPS International Value Portfolio+
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
2014	2,906,971	$13.308747	to	$13.382284	$21,068,829	0.50%	to	2.75%	3.10%	to	3.12%	(9.00)%	to	(6.93)%
2013	3,525,904	$14.508344	to	$14.624692	$27,426,593	0.30%	to	2.75%	1.97%	to	6.88%	19.40%	to	22.36%
2012	5,518,052	$11.774115	to	$12.248184	$35,173,259	0.50%	to	2.75%	1.26%	to	1.46%	11.10%	to	13.62%
2011	5,916,574	$10.362271	to	$11.024641	$33,537,808	0.50%	to	2.75%	4.08%	to	4.38%	(21.62)%	to	(19.84)%
AB VPS Small/Mid Cap Value Portfolio+
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
2014	833,270	$26.709819	to	$27.131691	$15,900,649	0.30%	to	2.75%	0.46%	to	0.87%	5.99%	to	8.62%
2013	1,088,973	$24.590166	to	$25.597968	$19,124,217	0.30%	to	2.75%	0.46%	to	0.70%	33.91%	to	37.22%
2012	1,355,729	$17.919889	to	$19.116247	$17,360,732	0.30%	to	2.75%	0.28%	to	0.29%	15.26%	to	18.11%
2011	1,474,262	$15.095870	to	$16.585689	$16,027,815	0.50%	to	2.75%	0.23%	to	0.26%	(11.10)%	to	(9.08)%
AB VPS Value Portfolio+
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
2014	112,141	$13.864322	to	$20.078487	$1,512,883	0.85%	to	2.70%	1.61%	to	1.62%	7.82%	to	9.84%
2013	161,907	$12.622670	to	$18.621528	$1,977,649	0.85%	to	2.70%	0.91%	to	2.05%	32.86%	to	35.34%
2012	127,984	$9.326908	to	$14.015967	$1,166,545	0.85%	to	2.70%	1.15%	to	1.69%	12.46%	to	14.56%
2011	170,899	$8.141254	to	$12.462581	$1,373,981	0.85%	to	2.70%	1.19%	to	1.23%	(6.34)%	to	(4.59)%
AB VPS International Growth Portfolio+
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
2014	489,717	$8.813141	to	$15.413530	$4,321,026	0.85%	to	2.75%	—	to	—	(4.09)%	to	(2.25)%
2013	559,926	$9.015958	to	$16.070726	$5,064,207	0.85%	to	2.75%	0.71%	to	0.74%	10.25%	to	12.36%
2012	995,976	$8.024004	to	$14.576755	$7,813,720	0.85%	to	2.75%	1.42%	to	1.42%	12.11%	to	14.26%
2011	1,201,354	$7.022522	to	$13.001977	$8,296,426	0.85%	to	2.75%	2.78%	to	2.94%	(18.32)%	to	(16.76)%
Invesco V.I. Value Opportunities Fund
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
2014	35,937,749	$1.809334	to	$22.498793	$58,450,342	0.85%	to	2.80%	1.37%	to	1.37%	3.68%	to	5.72%
2013	45,017,287	$1.711493	to	$21.701118	$69,438,460	0.85%	to	2.80%	1.03%	to	1.36%	30.07%	to	32.62%
2012	63,041,114	$1.290481	to	$16.684637	$74,300,215	0.85%	to	2.80%	1.43%	to	1.46%	14.45%	to	16.71%
2011	76,014,320	$1.105738	to	$14.577489	$77,709,249	0.85%	to	2.80%	0.86%	to	0.87%	(5.73)%	to	(3.87)%
Invesco V.I. Core Equity Fund
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
2014	9,179,650	$19.228957	to	$20.454208	$157,357,446	0.30%	to	2.80%	—	to	0.85%	5.16%	to	7.52%
2013	11,418,595	$18.285248	to	$18.852457	$184,316,927	0.50%	to	2.80%	1.19%	to	2.03%	25.68%	to	28.29%
2012	11,898,914	$14.548531	to	$14.694872	$150,085,542	0.50%	to	2.80%	0.88%	to	0.98%	10.74%	to	13.05%
2011	15,342,734	$12.998894	to	$13.157943	$173,197,462	0.50%	to	2.75%	1.01%	to	1.09%	(2.77)%	to	(0.79)%
Invesco V.I. Government Securities Fund
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
2014	216,206,302	$1.488940	to	$10.317394	$289,266,806	0.85%	to	2.80%	2.41%	to	2.95%	1.26%	to	3.26%
2013	266,997,691	$1.441994	to	$10.188828	$348,991,412	0.85%	to	2.80%	2.19%	to	4.11%	(5.31)%	to	(3.45)%
2012	417,384,035	$1.493465	to	$10.760303	$570,722,972	0.85%	to	2.80%	3.05%	to	3.30%	(0.35)%	to	1.61%
2011	463,362,925	$1.469836	to	$10.798522	$630,092,419	0.85%	to	2.80%	2.87%	to	3.63%	4.93%	to	7.00%
Invesco V.I. International Growth Fund
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
2014	46,542,910	$17.192346	to	$17.669116	$158,952,221	0.30%	to	2.80%	1.90%	to	3.62%	(2.44)%	to	(0.21)%
2013	57,768,530	$17.228480	to	$18.110799	$197,701,864	0.30%	to	2.80%	0.32%	to	1.79%	15.73%	to	18.36%
2012	62,561,007	$14.555785	to	$15.649249	$179,099,294	0.30%	to	2.80%	1.32%	to	1.42%	12.34%	to	14.91%
2011	77,902,876	$12.667199	to	$13.929807	$184,766,004	0.30%	to	2.80%	—	to	0.96%	(9.32)%	to	(7.27)%
Invesco V.I. Mid Cap Core Equity Fund
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—	to	0.54%	(6.68)%	to	(4.57)%
2014	64,014,209	$17.983581	to	$18.605354	$149,442,498	0.50%	to	2.80%	—	to	0.04%	1.55%	to	3.65%
2013	76,810,395	$17.708863	to	$17.950074	$174,545,433	0.50%	to	2.80%	0.53%	to	0.67%	25.26%	to	27.82%
2012	99,059,893	$14.042863	to	$14.137527	$176,825,801	0.50%	to	2.80%	—	to	0.06%	7.89%	to	10.07%
2011	123,939,891	$12.758355	to	$13.103319	$202,356,895	0.50%	to	2.80%	0.12%	to	0.30%	(8.96)%	to	(6.97)%
Invesco V.I. Small Cap Equity Fund
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—	to	—	(8.13)%	to	(6.02)%
2014	4,688,533	$21.917230	to	$23.152218	$97,889,375	0.30%	to	2.80%	—	to	—	(0.47)%	to	1.78%
2013	6,260,948	$22.019679	to	$22.747432	$130,204,555	0.30%	to	2.80%	—	to	0.01%	33.68%	to	36.67%
2012	7,433,990	$16.472537	to	$16.643733	$115,464,633	0.30%	to	2.80%	—	to	—	10.75%	to	13.32%
2011	9,270,483	$14.687915	to	$14.873553	$129,411,744	0.30%	to	2.80%	—	to	—	(3.47)%	to	(1.28)%
Invesco V.I. Balanced Risk Allocation Fund
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
2014	1,176,690	$11.853050	to	$12.883948	$14,602,432	0.50%	to	2.70%	—	to	—	2.89%	to	5.18%
2013	1,570,723	$11.503600	to	$12.249085	$18,718,879	0.50%	to	2.75%	1.36%	to	1.50%	(1.33)%	to	0.91%
2012	2,056,847	$11.658928	to	$12.138297	$24,508,501	0.50%	to	2.75%	0.76%	to	1.29%	7.64%	to	10.09%
2011	1,551,961	$10.831402	to	$11.043461	$16,977,551	0.30%	to	2.75%	—	to	—	8.31%	to	10.43%
Invesco V.I. Diversified Dividend Fund
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
2014	19,121	$15.516592	to	$16.208073	$305,336	1.35%	to	2.50%	1.45%	to	1.56%	9.76%	to	11.03%
2013	20,367	$14.137224	to	$14.598406	$293,702	1.35%	to	2.50%	—	to	2.32%	27.54%	to	29.01%
2012	33,339	$11.144356	to	$11.315423	$374,320	1.35%	to	2.20%	1.82%	to	1.84%	15.79%	to	16.78%
2011	16,071	$9.624256	to	$9.689302	$155,299	1.35%	to	2.20%	—	to	—	(3.76)%	to	(3.11)%
Invesco V.I. Money Market Fund
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2014	13,973,329	$9.575557	to	$9.924169	$135,908,765	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2013	12,785,917	$9.841269	to	$9.972607	$126,589,751	0.50%	to	2.75%	—	to	0.01%	(1.59)%	to	(0.27)%
American Century VP Mid Cap Value Fund
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
2014	48,239	$16.214700	to	$16.994164	$801,413	0.30%	to	1.50%	1.01%	to	1.05%	14.51%	to	15.89%
2013	29,575	$14.160257	to	$14.664038	$424,726	0.30%	to	1.50%	0.84%	to	1.18%	27.97%	to	29.51%
2012	20,019	$11.065449	to	$11.279374	$222,746	0.50%	to	1.50%	2.03%	to	2.33%	14.50%	to	15.65%
2011	10,415	$9.664327	to	$9.753198	$100,866	0.50%	to	1.50%	0.70%	to	0.96%	(3.36)%	to	(2.47)%
American Funds Global Bond Fund
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
2014	9,116,977	$11.427881	to	$11.903991	$115,218,960	0.65%	to	2.80%	1.20%	to	1.21%	(1.41)%	to	0.73%
2013	11,290,616	$11.591365	to	$11.817451	$143,324,592	0.65%	to	2.80%	—	to	—	(5.27)%	to	(3.21)%
2012	18,858,203	$12.209321	to	$12.236047	$250,979,429	0.65%	to	2.80%	1.93%	to	2.23%	3.26%	to	5.51%
2011	22,786,002	$11.572225	to	$11.849529	$290,358,620	0.65%	to	2.80%	3.89%	to	4.22%	1.65%	to	3.86%
American Funds Global Growth and Income Fund
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
2014	15,798,685	$19.735829	to	$20.172002	$226,969,193	0.65%	to	2.80%	3.07%	to	3.79%	2.72%	to	4.96%
2013	19,831,073	$18.804035	to	$19.637414	$274,040,478	0.65%	to	2.80%	3.32%	to	3.71%	19.15%	to	21.74%
2012	35,231,469	$15.445997	to	$16.514694	$405,177,758	0.65%	to	2.75%	2.51%	to	2.56%	14.37%	to	16.80%
2011	43,754,607	$13.224868	to	$14.439786	$434,840,746	0.65%	to	2.75%	2.78%	to	3.49%	(7.44)%	to	(5.47)%
American Funds Asset Allocation Fund
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
2014	42,163,505	$18.589341	to	$19.543111	$791,683,183	0.65%	to	2.80%	1.44%	to	2.30%	2.49%	to	4.71%
2013	51,319,943	$18.138530	to	$18.663515	$931,691,583	0.65%	to	2.80%	1.45%	to	1.51%	20.28%	to	22.89%
2012	66,582,529	$15.080782	to	$15.187357	$1,003,590,407	0.65%	to	2.80%	1.94%	to	2.00%	12.98%	to	15.44%
2011	80,394,404	$13.156241	to	$13.347677	$1,060,599,005	0.65%	to	2.80%	1.86%	to	2.88%	(1.50)%	to	0.64%
American Funds Blue Chip Income and Growth Fund
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
2014	309,368,792	$21.791408	to	$23.328378	$524,639,657	0.65%	to	2.80%	2.68%	to	2.97%	12.18%	to	14.61%
2013	364,941,508	$19.426118	to	$20.354035	$545,529,305	0.65%	to	2.80%	1.87%	to	1.93%	29.33%	to	32.14%
2012	506,585,479	$15.020566	to	$15.403526	$578,212,877	0.65%	to	2.80%	2.04%	to	2.76%	10.74%	to	13.15%
2011	610,274,841	$13.563831	to	$13.613919	$622,184,166	0.65%	to	2.80%	1.62%	to	2.37%	(3.64)%	to	(1.54)%
American Funds Bond Fund
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
2014	49,995,861	$12.076501	to	$12.569562	$772,885,175	0.65%	to	2.80%	1.78%	to	2.50%	2.37%	to	4.60%
2013	62,429,269	$11.796759	to	$12.017256	$932,642,581	0.65%	to	2.80%	1.84%	to	2.05%	(4.86)%	to	(2.79)%
2012	58,235,722	$12.362435	to	$12.399383	$897,788,604	0.65%	to	2.80%	2.41%	to	2.58%	2.46%	to	4.69%
2011	65,986,919	$11.808492	to	$12.101132	$981,847,060	0.65%	to	2.80%	3.69%	to	3.77%	3.17%	to	5.42%
American Funds Global Growth Fund
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
2014	13,099,940	$19.861896	to	$21.045920	$261,257,937	0.65%	to	2.80%	1.05%	to	1.14%	(0.51)%	to	1.65%
2013	16,325,784	$19.539432	to	$21.154257	$325,981,493	0.65%	to	2.80%	1.24%	to	1.26%	25.61%	to	28.34%
2012	23,297,560	$15.224659	to	$16.840885	$368,355,610	0.65%	to	2.80%	0.50%	to	0.86%	19.18%	to	21.77%
2011	29,252,202	$12.502940	to	$14.130584	$384,303,431	0.65%	to	2.80%	1.60%	to	1.96%	(11.40)%	to	(9.48)%
American Funds Growth Fund
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
2014	88,681,039	$22.518307	to	$23.003194	$1,533,269,584	0.65%	to	2.80%	0.72%	to	0.87%	5.51%	to	7.81%
2013	110,847,056	$20.887799	to	$21.801334	$1,806,018,975	0.65%	to	2.80%	0.97%	to	1.03%	26.51%	to	29.26%
2012	154,222,841	$16.159627	to	$17.232698	$1,975,408,899	0.65%	to	2.80%	0.78%	to	0.79%	14.64%	to	17.13%
2011	194,001,436	$13.796623	to	$15.032330	$2,146,707,670	0.65%	to	2.80%	0.64%	to	0.79%	(6.92)%	to	(4.90)%
American Funds Growth-Income Fund
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
2014	81,385,307	$21.620632	to	$22.278013	$1,624,836,107	0.65%	to	2.80%	1.22%	to	1.60%	7.58%	to	9.92%
2013	103,037,858	$20.097293	to	$20.267894	$1,894,684,591	0.65%	to	2.80%	1.34%	to	1.60%	29.82%	to	32.64%
2012	143,073,284	$15.280936	to	$15.481384	$2,013,947,619	0.65%	to	2.80%	1.56%	to	1.66%	14.24%	to	16.72%
2011	178,167,572	$13.091810	to	$13.551641	$2,168,831,624	0.65%	to	2.80%	1.68%	to	2.20%	(4.54)%	to	(2.47)%
American Funds International Fund
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
2014	25,478,826	$15.437469	to	$16.758016	$399,232,673	0.65%	to	2.80%	1.26%	to	1.79%	(5.34)%	to	(3.28)%
2013	30,923,542	$15.961598	to	$17.703704	$508,181,057	0.65%	to	2.80%	1.34%	to	1.43%	18.28%	to	20.85%
2012	39,932,318	$13.208125	to	$14.967902	$550,324,522	0.65%	to	2.80%	1.28%	to	1.51%	14.65%	to	17.14%
2011	49,125,134	$11.275200	to	$13.054980	$584,899,178	0.65%	to	2.80%	1.80%	to	2.56%	(16.34)%	to	(14.52)%
American Funds New World Fund
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
2014	5,700,776	$14.760859	to	$16.263423	$144,818,397	0.65%	to	2.80%	0.89%	to	1.64%	(10.42)%	to	(8.47)%
2013	7,057,351	$16.126396	to	$18.154383	$198,682,325	0.65%	to	2.80%	1.06%	to	1.40%	8.30%	to	10.66%
2012	10,721,388	$14.573424	to	$16.796944	$278,279,326	0.65%	to	2.75%	1.04%	to	1.06%	14.63%	to	17.06%
2011	13,506,707	$12.449689	to	$14.653549	$302,814,203	0.65%	to	2.75%	1.90%	to	2.11%	(16.28)%	to	(14.51)%
American Funds Global Small Capitalization Fund
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—	to	—	(2.50)%	to	(0.38)%
2014	8,231,966	$18.775047	to	$22.115696	$178,438,387	0.65%	to	2.80%	0.12%	to	0.14%	(0.70)%	to	1.46%
2013	10,358,695	$18.504640	to	$22.271086	$224,224,571	0.65%	to	2.80%	0.61%	to	0.86%	24.74%	to	27.45%
2012	13,188,391	$14.519414	to	$17.854160	$226,841,763	0.65%	to	2.80%	0.84%	to	1.38%	14.92%	to	17.41%
2011	16,854,218	$12.366148	to	$15.536661	$249,675,792	0.65%	to	2.80%	1.15%	to	2.21%	(21.38)%	to	(19.67)%
Wells Fargo VT Omega Growth Fund+
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—	to	—	(1.16)%	to	(0.01)%
2014	49,932	$18.758542	to	$19.743762	$957,060	1.35%	to	2.50%	—	to	—	1.30%	to	2.47%
2013	70,368	$18.517769	to	$19.267475	$1,328,236	1.35%	to	2.50%	0.11%	to	0.13%	36.43%	to	38.01%
2012	104,126	$13.572767	to	$13.961098	$1,432,385	1.35%	to	2.50%	—	to	—	17.42%	to	18.78%
2011	134,346	$11.559204	to	$11.754063	$1,566,101	1.35%	to	2.50%	—	to	—	(7.87)%	to	(6.81)%
Fidelity® VIP Growth Portfolio
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
2014	464,276	$15.295179	to	$23.441676	$6,963,451	0.85%	to	2.70%	—	to	—	8.06%	to	10.07%
2013	451,696	$13.895443	to	$21.694064	$6,152,984	0.85%	to	2.70%	0.04%	to	0.05%	32.38%	to	34.85%
2012	734,617	$10.304407	to	$16.387763	$7,358,549	0.85%	to	2.70%	0.20%	to	0.34%	11.36%	to	13.43%
2011	931,175	$9.084006	to	$14.716451	$8,294,299	0.85%	to	2.70%	0.12%	to	0.25%	(2.70)%	to	(0.88)%
Fidelity® VIP Contrafund® Portfolio
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
2014	5,104,483	$22.640127	to	$23.676669	$85,715,982	0.30%	to	2.75%	0.76%	to	1.00%	8.63%	to	11.32%
2013	6,202,099	$20.842283	to	$21.078399	$93,638,207	0.50%	to	2.75%	0.81%	to	0.83%	27.40%	to	30.30%
2012	8,812,415	$16.290581	to	$16.359378	$98,736,683	0.30%	to	2.75%	0.33%	to	1.00%	12.99%	to	15.79%
2011	8,992,529	$14.068742	to	$14.478379	$86,389,923	0.30%	to	2.75%	0.62%	to	0.74%	(5.42)%	to	(3.08)%
Fidelity® VIP Mid Cap Portfolio
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
2014	3,896,587	$22.736200	to	$23.521879	$63,830,530	0.30%	to	2.75%	0.01%	to	0.02%	3.16%	to	5.71%
2013	4,998,451	$21.507218	to	$22.802430	$77,806,071	0.30%	to	2.75%	0.13%	to	0.28%	32.19%	to	35.46%
2012	6,913,830	$15.876932	to	$17.250225	$79,149,157	0.30%	to	2.75%	0.39%	to	0.46%	11.46%	to	14.22%
2011	7,924,335	$13.900375	to	$15.477138	$80,066,155	0.30%	to	2.75%	0.02%	to	0.02%	(13.27)%	to	(11.12)%
Fidelity® VIP Value Strategies Portfolio
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
2014	283,720	$16.231901	to	$29.060046	$4,574,058	0.85%	to	2.70%	0.50%	to	0.80%	3.68%	to	5.61%
2013	369,920	$13.998426	to	$15.369434	$5,633,750	0.85%	to	2.45%	0.65%	to	0.73%	27.03%	to	29.08%
2012	475,907	$11.906677	to	$22.119855	$5,633,843	0.85%	to	2.70%	0.38%	to	0.56%	23.68%	to	25.99%
2011	420,164	$9.450521	to	$17.884524	$3,980,725	0.85%	to	2.70%	0.38%	to	0.38%	(11.46)%	to	(9.81)%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
2014	247,751	$17.912598	to	$26.140092	$4,284,335	0.75%	to	2.70%	0.03%	to	0.22%	7.71%	to	9.83%
2013	227,580	$16.308992	to	$24.268557	$3,598,618	0.75%	to	2.70%	0.09%	to	0.12%	34.57%	to	37.22%
2012	237,850	$11.827863	to	$18.033810	$2,777,891	0.85%	to	2.70%	0.32%	to	0.82%	18.99%	to	21.21%
2011	173,103	$9.757881	to	$15.155307	$1,686,429	0.85%	to	2.70%	—	to	—	(5.36)%	to	(3.59)%
Fidelity® VIP Strategic Income Portfolio
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
2014	102,544	$11.206529	to	$14.273150	$1,332,036	0.50%	to	1.50%	2.76%	to	2.87%	1.83%	to	2.86%
2013	95,919	$11.004604	to	$14.002020	$1,233,705	0.30%	to	1.50%	0.10%	to	3.66%	(1.45)%	to	(0.27)%
2012	121,527	$11.167056	to	$14.039233	$1,610,832	0.30%	to	1.50%	3.09%	to	4.42%	8.59%	to	9.90%
2011	93,264	$10.283412	to	$12.774186	$1,079,934	0.30%	to	1.50%	4.03%	to	6.29%	2.90%	to	4.14%
Franklin Rising Dividends VIP Fund
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
2014	23,625,692	$20.822970	to	$23.353392	$526,505,475	0.30%	to	2.80%	1.26%	to	1.38%	5.72%	to	8.29%
2013	29,710,602	$19.696171	to	$21.565145	$621,186,179	0.30%	to	2.80%	1.20%	to	1.78%	26.11%	to	29.19%
2012	40,176,164	$15.618264	to	$16.693201	$662,298,788	0.30%	to	2.80%	1.63%	to	2.08%	8.87%	to	11.45%
2011	47,822,844	$14.367859	to	$14.978484	$717,250,217	0.30%	to	2.75%	1.53%	to	4.77%	3.12%	to	5.58%
Franklin Income VIP Fund
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
2014	50,807,294	$18.203398	to	$18.981745	$979,864,434	0.30%	to	2.80%	3.04%	to	4.69%	1.73%	to	4.21%
2013	63,847,445	$17.468133	to	$18.659483	$1,196,794,237	0.30%	to	2.80%	2.32%	to	4.85%	10.80%	to	13.51%
2012	102,120,192	$15.388596	to	$16.841320	$1,719,573,259	0.30%	to	2.80%	4.20%	to	6.26%	9.54%	to	12.22%
2011	125,184,681	$13.712449	to	$15.374150	$1,910,454,570	0.30%	to	2.80%	6.05%	to	19.05%	(0.44)%	to	1.98%
Franklin Large Cap Growth VIP Fund
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
2014	4,992,901	$18.341304	to	$19.883080	$81,345,950	0.85%	to	2.80%	1.05%	to	1.08%	9.36%	to	11.51%
2013	5,765,894	$16.448279	to	$18.182031	$85,241,546	0.85%	to	2.80%	1.11%	to	1.12%	25.08%	to	27.55%
2012	8,233,202	$12.895936	to	$14.535767	$96,872,740	0.85%	to	2.80%	0.79%	to	0.84%	9.27%	to	11.42%
2011	10,371,455	$11.574093	to	$13.302631	$110,526,719	0.85%	to	2.80%	0.65%	to	0.66%	(4.23)%	to	(2.34)%
Franklin Global Real Estate VIP Fund
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
2014	329,570	$18.101196	to	$29.029698	$7,397,583	0.95%	to	2.80%	0.45%	to	0.46%	11.84%	to	13.92%
2013	377,266	$16.185507	to	$25.481823	$7,469,531	0.95%	to	2.80%	4.49%	to	4.54%	(0.51)%	to	1.35%
2012	427,626	$16.267952	to	$25.142071	$8,388,156	0.95%	to	2.80%	—	to	—	23.90%	to	26.21%
2011	468,374	$13.130368	to	$19.921270	$7,344,646	0.95%	to	2.80%	7.75%	to	7.95%	(8.26)%	to	(6.55)%
Franklin Small-Mid Cap Growth VIP Fund
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—	to	—	(5.35)%	to	(3.06)%
2014	12,376,717	$24.385128	to	$24.533967	$196,223,167	0.30%	to	2.80%	—	to	—	4.50%	to	7.07%
2013	15,807,750	$22.914198	to	$23.334129	$238,352,339	0.30%	to	2.80%	—	to	—	34.34%	to	37.58%
2012	19,266,572	$16.655423	to	$17.369101	$214,218,229	0.30%	to	2.80%	—	to	—	7.79%	to	10.45%
2011	23,724,327	$15.079099	to	$16.113728	$242,450,445	0.30%	to	2.80%	—	to	—	(7.46)%	to	(5.24)%
Franklin Small Cap Value VIP Fund
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
2014	4,294,345	$23.298291	to	$24.278304	$64,712,254	0.30%	to	2.75%	0.08%	to	0.74%	(2.16)%	to	0.18%
2013	5,683,963	$23.812141	to	$24.235365	$86,274,032	0.30%	to	2.75%	0.59%	to	1.09%	32.54%	to	35.72%
2012	5,956,979	$17.857456	to	$17.965353	$67,946,048	0.30%	to	2.75%	0.42%	to	0.69%	15.18%	to	17.91%
2011	7,659,878	$15.144592	to	$15.597887	$74,940,578	0.30%	to	2.75%	0.58%	to	1.45%	(6.48)%	to	(4.16)%
Franklin Strategic Income VIP Fund
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
2014	24,233,651	$14.740091	to	$15.285334	$449,783,789	0.30%	to	2.80%	5.54%	to	5.71%	(0.70)%	to	1.45%
2013	29,798,024	$14.529719	to	$15.392925	$552,057,488	0.30%	to	2.80%	5.68%	to	5.76%	0.66%	to	2.86%
2012	46,615,479	$14.126080	to	$15.291336	$859,447,857	0.30%	to	2.80%	5.97%	to	6.85%	10.00%	to	12.33%
2011	52,011,000	$12.575498	to	$13.901316	$867,439,928	0.30%	to	2.80%	5.14%	to	6.20%	(0.06)%	to	2.15%
Franklin Mutual Shares VIP Fund
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
2014	37,084,769	$19.000464	to	$20.335484	$722,392,206	0.30%	to	2.80%	1.32%	to	2.02%	4.16%	to	6.72%
2013	46,988,463	$18.240897	to	$19.054677	$866,111,651	0.30%	to	2.80%	2.37%	to	2.42%	24.72%	to	27.67%
2012	61,262,938	$14.625294	to	$14.925091	$910,064,471	0.30%	to	2.80%	1.97%	to	2.22%	11.09%	to	13.86%
2011	75,581,114	$13.108724	to	$13.165196	$1,004,834,769	0.30%	to	2.80%	2.21%	to	2.37%	(3.78)%	to	(1.42)%
Templeton Developing Markets VIP Fund
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
2014	3,719,348	$8.502407	to	$15.711905	$64,426,917	0.75%	to	2.75%	1.27%	to	1.77%	(10.58)%	to	(9.17)%
2013	4,628,423	$9.360340	to	$17.571473	$88,623,337	0.75%	to	2.75%	1.48%	to	2.07%	(3.43)%	to	(1.81)%
2012	7,081,848	$9.532598	to	$18.195185	$138,758,886	0.75%	to	2.75%	1.01%	to	1.19%	10.33%	to	12.21%
2011	8,508,683	$8.495257	to	$16.491969	$152,028,455	0.75%	to	2.75%	0.63%	to	0.95%	(18.17)%	to	(16.51)%
Templeton Foreign VIP Fund
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
2014	19,516,625	$15.372277	to	$15.514908	$257,467,042	0.30%	to	2.80%	1.45%	to	1.71%	(13.59)%	to	(11.49)%
2013	22,822,236	$17.367091	to	$17.954390	$344,232,677	0.30%	to	2.80%	2.10%	to	2.18%	19.58%	to	22.49%
2012	25,530,448	$14.177873	to	$15.014915	$324,020,727	0.30%	to	2.80%	2.90%	to	2.91%	14.97%	to	17.78%
2011	30,621,849	$12.037378	to	$13.059903	$335,191,339	0.30%	to	2.80%	1.57%	to	1.74%	(13.11)%	to	(11.01)%
Templeton Growth VIP Fund
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
2014	18,432,369	$18.100487	to	$18.496229	$284,644,288	0.50%	to	2.80%	1.24%	to	1.34%	(5.50)%	to	(3.37)%
2013	23,123,937	$19.140368	to	$19.153890	$374,312,587	0.50%	to	2.80%	2.62%	to	2.63%	27.21%	to	29.99%
2012	33,705,543	$14.725005	to	$15.056806	$428,464,235	0.50%	to	2.80%	1.50%	to	2.08%	17.73%	to	20.42%
2011	41,389,075	$12.228197	to	$12.789762	$443,684,083	0.50%	to	2.80%	1.03%	to	1.34%	(9.55)%	to	(7.61)%
Franklin Mutual Global Discovery VIP Fund
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
2014	12,507,613	$17.572790	to	$18.477426	$311,837,827	0.30%	to	2.80%	1.57%	to	2.37%	2.79%	to	5.28%
2013	15,452,593	$17.095911	to	$17.550648	$370,297,414	0.30%	to	2.80%	1.79%	to	2.25%	24.09%	to	27.14%
2012	22,385,208	$13.776603	to	$13.803965	$443,171,915	0.30%	to	2.80%	2.26%	to	3.01%	10.23%	to	12.93%
2011	28,600,302	$12.162700	to	$12.498146	$509,823,416	0.50%	to	2.80%	2.08%	to	2.24%	(5.64)%	to	(3.56)%
Franklin Flex Cap Growth VIP Fund
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—	to	—	1.53%	to	3.80%
2014	2,190,538	$19.946646	to	$20.982180	$35,257,492	0.50%	to	2.75%	—	to	—	3.23%	to	5.45%
2013	2,644,159	$19.323070	to	$20.077906	$40,741,967	0.30%	to	2.75%	—	to	—	33.76%	to	36.86%
2012	4,107,370	$14.446576	to	$14.567498	$47,222,276	0.50%	to	2.75%	—	to	—	6.30%	to	8.70%
2011	5,043,574	$13.469106	to	$13.590297	$54,062,540	0.30%	to	2.75%	—	to	—	(7.49)%	to	(5.19)%
Templeton Global Bond VIP Fund
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
2014	5,510,026	$14.386281	to	$14.592335	$77,872,315	0.30%	to	2.75%	5.06%	to	5.06%	(1.07)%	to	1.39%
2013	6,466,974	$14.392405	to	$14.541172	$91,465,010	0.30%	to	2.75%	3.55%	to	4.69%	(1.22)%	to	1.23%
2012	9,846,675	$14.217363	to	$14.720601	$140,426,200	0.30%	to	2.75%	6.09%	to	7.15%	11.85%	to	14.62%
2011	10,707,952	$12.403534	to	$13.160981	$135,531,743	0.30%	to	2.75%	4.33%	to	5.41%	(3.65)%	to	(1.25)%
Hartford Balanced HLS Fund
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%
2014	1,294,832	$15.379592	to	$19.533503	$19,029,607	0.75%	to	2.70%	1.81%	to	1.83%	6.87%	to	8.97%
2013	1,512,772	$14.113578	to	$18.278484	$20,632,562	0.75%	to	2.70%	1.56%	to	1.58%	17.96%	to	20.28%
2012	1,398,794	$11.733583	to	$15.495238	$15,963,326	0.75%	to	2.70%	2.99%	to	3.02%	9.04%	to	11.19%
2011	1,522,983	$10.553187	to	$14.210738	$15,737,165	0.75%	to	2.70%	1.71%	to	1.89%	(0.86)%	to	1.09%
Hartford Total Return Bond HLS Fund
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
2014	46,292,016	$12.917758	to	$13.655147	$571,968,762	0.30%	to	2.75%	2.68%	to	3.31%	3.02%	to	5.57%
2013	62,030,472	$12.539611	to	$12.934646	$733,978,421	0.30%	to	2.75%	3.60%	to	5.26%	(4.04)%	to	(1.66)%
2012	59,560,748	$13.067525	to	$13.152914	$724,071,588	0.30%	to	2.75%	4.03%	to	4.12%	4.62%	to	7.21%
2011	62,150,393	$12.267804	to	$12.490344	$713,026,834	0.30%	to	2.75%	0.22%	to	0.24%	4.09%	to	6.67%
Hartford Capital Appreciation HLS Fund
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%
2014	34,264,581	$22.614953	to	$23.500457	$507,446,086	0.30%	to	2.75%	0.78%	to	0.89%	4.40%	to	6.99%
2013	45,789,660	$21.138320	to	$22.510948	$636,714,458	0.30%	to	2.75%	0.36%	to	0.97%	35.31%	to	38.66%
2012	68,624,191	$15.244506	to	$16.636703	$688,564,430	0.30%	to	2.75%	1.20%	to	1.89%	15.13%	to	17.98%
2011	79,434,531	$12.920811	to	$14.450352	$682,351,022	0.30%	to	2.75%	0.75%	to	0.89%	(13.81)%	to	(11.67)%
Hartford Dividend and Growth HLS Fund
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
2014	23,221,375	$21.217438	to	$23.184705	$379,363,203	0.30%	to	2.75%	1.04%	to	2.38%	9.90%	to	12.62%
2013	32,101,247	$19.306809	to	$20.586382	$469,218,428	0.30%	to	2.75%	1.42%	to	1.74%	28.35%	to	31.53%
2012	42,105,152	$15.042672	to	$15.651725	$470,508,222	0.30%	to	2.75%	1.94%	to	2.45%	10.51%	to	13.25%
2011	47,940,930	$13.611727	to	$13.820191	$478,018,128	0.30%	to	2.75%	2.11%	to	2.23%	(1.43)%	to	1.01%
Hartford Global Growth HLS Fund
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—	to	0.29%	5.11%	to	7.44%
2014	260,942	$10.895575	to	$21.473127	$3,554,428	0.30%	to	2.70%	—	to	0.56%	3.94%	to	8.96%
2013	228,334	$20.081546	to	$20.658365	$3,033,315	0.50%	to	2.70%	0.21%	to	0.65%	32.67%	to	35.62%
2012	204,039	$14.807648	to	$15.571566	$2,003,735	0.50%	to	2.70%	0.55%	to	0.72%	20.12%	to	22.79%
2011	233,805	$12.059227	to	$12.963226	$1,832,386	0.50%	to	2.70%	0.03%	to	0.06%	(16.18)%	to	(14.32)%
Hartford Disciplined Equity HLS Fund
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
2014	5,401,238	$23.771907	to	$25.246540	$93,748,052	0.30%	to	2.75%	0.39%	to	1.38%	13.03%	to	15.83%
2013	7,766,959	$21.031419	to	$21.795609	$116,872,515	0.30%	to	2.75%	0.29%	to	1.10%	32.14%	to	35.41%
2012	8,644,385	$15.916413	to	$16.095854	$97,076,786	0.30%	to	2.75%	1.56%	to	1.60%	14.43%	to	17.27%
2011	10,010,774	$13.725731	to	$13.909134	$96,722,497	0.30%	to	2.75%	1.04%	to	1.26%	(1.59)%	to	0.85%
Hartford Growth Opportunities HLS Fund
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
2014	9,265,589	$24.391204	to	$25.807052	$147,044,785	0.30%	to	2.75%	0.19%	to	0.29%	11.05%	to	13.80%
2013	11,514,449	$21.964512	to	$22.677114	$159,748,073	0.30%	to	2.75%	0.01%	to	0.01%	32.06%	to	35.34%
2012	14,905,524	$16.631719	to	$16.756013	$153,667,930	0.30%	to	2.75%	—	to	—	23.42%	to	26.48%
2011	17,698,164	$13.248092	to	$13.475723	$145,631,808	0.30%	to	2.75%	—	to	—	(11.35)%	to	(9.15)%
Hartford High Yield HLS Fund
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
2014	2,411,993	$18.462129	to	$20.101003	$38,582,200	0.30%	to	2.75%	6.58%	to	9.09%	(0.20)%	to	2.27%
2013	3,095,589	$18.052194	to	$20.142133	$48,924,260	0.30%	to	2.75%	7.19%	to	8.49%	3.54%	to	6.11%
2012	4,296,512	$17.012470	to	$19.452754	$64,834,987	0.30%	to	2.75%	9.90%	to	9.91%	11.21%	to	13.97%
2011	4,217,909	$14.927279	to	$17.491587	$56,995,080	0.30%	to	2.75%	5.90%	to	6.73%	1.86%	to	4.38%
Hartford International Opportunities HLS Fund
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
2014	3,886,054	$16.736370	to	$16.830703	$42,778,575	0.30%	to	2.75%	—	to	2.15%	(6.48)%	to	(4.16)%
2013	4,717,147	$17.561624	to	$17.896543	$54,368,079	0.30%	to	2.75%	2.10%	to	2.94%	18.26%	to	21.19%
2012	3,673,476	$14.390206	to	$15.133826	$35,411,519	0.50%	to	2.75%	1.95%	to	1.95%	16.94%	to	19.60%
2011	3,831,367	$12.032333	to	$12.941874	$30,784,421	0.50%	to	2.75%	0.05%	to	0.05%	(16.31)%	to	(14.40)%
Hartford Small/Mid Cap Equity HLS Fund
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
2014	423,478	$16.913383	to	$27.034635	$7,167,689	0.85%	to	2.70%	0.84%	to	1.49%	2.42%	to	4.33%
2013	532,429	$16.210977	to	$26.328652	$8,835,165	0.85%	to	2.75%	0.70%	to	1.35%	33.78%	to	36.35%
2012	891,826	$11.889440	to	$19.680033	$10,617,696	0.85%	to	2.75%	0.59%	to	0.60%	12.73%	to	14.89%
2011	923,031	$10.348355	to	$17.457586	$9,734,637	0.85%	to	2.75%	—	to	—	(3.82)%	to	(1.97)%
Hartford Ultrashort Bond HLS Fund
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—	to	0.32%	(2.64)%	to	(0.39)%
2014	201,242,987	$8.449044	to	$9.863416	$245,915,008	0.30%	to	2.80%	—	to	—	(2.66)%	to	(0.40)%
2013	284,272,584	$8.680299	to	$9.902898	$359,160,633	0.30%	to	2.80%	—	to	—	(2.76)%	to	(0.40)%
2012	443,476,326	$8.926799	to	$9.899871	$572,265,112	0.30%	to	2.80%	—	to	—	(2.76)%	to	(0.30)%
2011	565,451,189	$9.194513	to	$9.929569	$712,778,718	0.30%	to	2.75%	—	to	—	(2.71)%	to	(0.30)%
Hartford Small Company HLS Fund
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—	to	—	(10.70)%	to	(8.67)%
2014	899,570	$24.571503	to	$25.632868	$15,918,053	0.50%	to	2.75%	—	to	—	4.17%	to	6.54%
2013	1,310,809	$23.588625	to	$24.277572	$21,697,890	0.30%	to	2.75%	0.08%	to	0.09%	40.47%	to	43.95%
2012	1,013,835	$16.747977	to	$16.793087	$11,686,999	0.50%	to	2.75%	—	to	—	12.50%	to	15.06%
2011	1,262,380	$14.555495	to	$14.926697	$12,786,646	0.50%	to	2.75%	—	to	—	(5.99)%	to	(3.84)%
Hartford SmallCap Growth HLS Fund
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
2014	386,127	$22.255139	to	$30.456529	$8,426,751	0.85%	to	2.75%	0.04%	to	0.07%	2.96%	to	4.94%
2013	558,459	$21.207706	to	$29.579870	$11,759,718	0.85%	to	2.75%	—	to	0.41%	40.94%	to	43.65%
2012	771,308	$14.763938	to	$21.029882	$11,152,557	0.85%	to	2.70%	—	to	—	14.27%	to	16.40%
2011	837,023	$12.683496	to	$18.403649	$10,498,003	0.85%	to	2.70%	—	to	—	(1.28)%	to	0.56%
Hartford Stock HLS Fund
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
2014	135,218	$16.270343	to	$23.767583	$2,184,736	0.75%	to	2.70%	1.92%	to	4.56%	8.34%	to	10.48%
2013	162,836	$14.727613	to	$21.937608	$2,376,059	0.75%	to	2.70%	1.98%	to	2.02%	28.73%	to	31.26%
2012	426,435	$11.220310	to	$17.042120	$4,631,725	0.75%	to	2.70%	2.17%	to	2.59%	11.34%	to	13.53%
2011	183,357	$9.883129	to	$15.306610	$1,791,488	0.75%	to	2.70%	0.52%	to	1.41%	(3.73)%	to	(1.83)%
Hartford U.S. Government Securities HLS Fund
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
2014	1,996,216	$10.024703	to	$11.403055	$20,624,542	0.50%	to	2.75%	2.05%	to	2.24%	—	to	2.30%
2013	2,543,568	$10.022108	to	$11.146482	$25,954,659	0.50%	to	2.75%	2.06%	to	2.38%	(4.35)%	to	(2.17)%
2012	4,988,331	$10.477812	to	$11.474120	$52,540,398	0.30%	to	2.75%	0.96%	to	1.87%	0.88%	to	3.39%
2011	5,105,764	$10.386061	to	$11.098416	$52,660,139	0.30%	to	2.75%	0.16%	to	2.49%	2.03%	to	4.56%
Hartford Value HLS Fund
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
2014	1,225,238	$21.064438	to	$22.771698	$19,906,746	0.50%	to	2.70%	1.47%	to	1.50%	8.40%	to	10.81%
2013	1,559,325	$19.382840	to	$20.550139	$22,957,524	0.50%	to	2.75%	0.72%	to	1.39%	28.36%	to	31.28%
2012	2,264,762	$15.099867	to	$15.653317	$25,410,694	0.50%	to	2.75%	2.15%	to	2.92%	13.81%	to	16.40%
2011	2,331,846	$13.267078	to	$13.447480	$22,608,700	0.50%	to	2.75%	0.81%	to	2.69%	(4.62)%	to	(2.45)%
Lord Abbett Fundamental Equity Fund
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
2014	829,970	$16.328531	to	$19.603342	$14,338,556	0.30%	to	1.50%	0.39%	to	0.41%	5.55%	to	6.82%
2013	916,947	$15.470435	to	$18.351660	$14,954,661	0.30%	to	1.50%	0.22%	to	0.25%	33.74%	to	35.35%
2012	817,096	$11.567545	to	$13.558492	$9,862,728	0.30%	to	1.50%	0.56%	to	0.57%	8.94%	to	10.25%
2011	292,794	$10.618667	to	$12.297888	$3,236,300	0.30%	to	1.50%	0.26%	to	0.45%	(5.91)%	to	(4.78)%
Lord Abbett Calibrated Dividend Growth Fund
2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%
2014	920,900	$15.338077	to	$17.108718	$15,224,523	0.85%	to	2.45%	1.61%	to	1.76%	8.84%	to	10.60%
2013	1,206,059	$14.091974	to	$15.469389	$18,126,146	0.85%	to	2.45%	1.26%	to	1.50%	24.83%	to	26.84%
2012	1,241,870	$12.195606	to	$14.912990	$14,815,093	0.85%	to	2.70%	2.89%	to	3.07%	9.46%	to	11.50%
2011	1,442,556	$10.937377	to	$13.624033	$15,527,711	0.85%	to	2.70%	2.61%	to	2.78%	(2.47)%	to	(0.65)%
Lord Abbett Bond Debenture Fund
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
2014	2,959,499	$15.961104	to	$17.808571	$45,468,923	0.30%	to	2.75%	3.54%	to	4.35%	1.52%	to	4.03%
2013	3,699,709	$15.342188	to	$17.542552	$55,209,422	0.30%	to	2.75%	4.15%	to	4.39%	5.24%	to	7.85%
2012	5,647,239	$14.225698	to	$16.669209	$78,821,659	0.30%	to	2.75%	5.68%	to	5.97%	9.48%	to	12.20%
2011	6,171,792	$12.679270	to	$15.225477	$77,751,139	0.30%	to	2.75%	5.54%	to	6.65%	1.55%	to	4.07%
Lord Abbett Growth and Income Fund
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
2014	692,897	$18.483270	to	$18.906066	$9,796,907	0.50%	to	2.70%	0.53%	to	0.67%	4.79%	to	7.12%
2013	855,047	$17.255404	to	$18.042659	$11,416,004	0.50%	to	2.70%	0.46%	to	0.61%	32.28%	to	35.22%
2012	1,314,729	$12.760933	to	$13.639447	$12,865,735	0.50%	to	2.70%	1.00%	to	1.03%	9.10%	to	11.53%
2011	1,442,473	$11.441826	to	$12.501447	$12,721,930	0.50%	to	2.70%	0.73%	to	1.02%	(8.58)%	to	(6.55)%
MFS® Growth Fund
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—	to	0.20%	4.59%	to	6.77%
2014	11,391,500	$23.642338	to	$23.903523	$152,064,452	0.50%	to	2.80%	—	to	0.10%	5.94%	to	8.14%
2013	14,207,698	$22.303628	to	$22.317418	$178,720,894	0.30%	to	2.80%	—	to	0.24%	33.08%	to	36.09%
2012	7,556,745	$16.275030	to	$16.770507	$69,703,082	0.50%	to	2.80%	—	to	—	14.15%	to	16.49%
2011	7,520,375	$14.041207	to	$14.692034	$59,135,987	0.30%	to	2.80%	0.02%	to	0.19%	(3.08)%	to	(0.86)%
MFS® Global Equity Fund
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
2014	1,054,058	$20.787805	to	$26.012901	$22,414,530	0.85%	to	2.80%	0.69%	to	0.73%	1.01%	to	2.99%
2013	1,299,109	$20.633337	to	$25.256535	$27,230,932	0.85%	to	2.75%	1.03%	to	1.07%	24.35%	to	26.73%
2012	1,390,050	$16.593040	to	$19.929000	$23,218,072	0.85%	to	2.75%	1.13%	to	1.15%	20.00%	to	22.30%
2011	1,476,698	$13.828035	to	$16.295758	$20,438,283	0.85%	to	2.75%	0.84%	to	0.90%	(6.92)%	to	(5.13)%
MFS® Investors Trust Fund
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
2014	11,987,858	$20.810395	to	$22.101507	$178,823,281	0.50%	to	2.80%	0.81%	to	1.14%	7.94%	to	10.16%
2013	15,608,746	$19.279366	to	$20.063384	$213,740,356	0.50%	to	2.80%	1.00%	to	1.73%	28.41%	to	31.08%
2012	24,614,520	$15.014115	to	$15.306120	$262,242,753	0.50%	to	2.80%	0.72%	to	0.89%	15.89%	to	18.24%
2011	31,298,902	$12.944985	to	$12.955093	$284,383,098	0.50%	to	2.80%	0.88%	to	0.93%	(4.88)%	to	(2.90)%
MFS® Mid Cap Growth Fund
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—	to	—	1.72%	to	3.88%
2014	6,283,614	$9.670650	to	$26.003493	$53,878,020	0.70%	to	2.80%	—	to	—	5.86%	to	8.10%
2013	7,587,420	$8.945794	to	$24.564919	$60,765,890	0.70%	to	2.80%	—	to	—	33.92%	to	36.76%
2012	9,730,483	$6.541223	to	$18.342938	$57,492,580	0.70%	to	2.80%	—	to	—	13.30%	to	15.71%
2011	12,380,003	$5.653302	to	$16.189354	$63,849,051	0.70%	to	2.80%	—	to	—	(8.61)%	to	(6.67)%
MFS® New Discovery Fund
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—	to	—	(4.60)%	to	(2.44)%
2014	6,101,489	$13.784625	to	$29.543884	$115,937,160	0.30%	to	2.80%	—	to	—	(9.82)%	to	(7.77)%
2013	8,386,327	$14.946075	to	$32.761080	$174,807,224	0.30%	to	2.80%	—	to	—	37.62%	to	40.79%
2012	12,139,969	$10.574906	to	$23.806222	$184,837,534	0.50%	to	2.80%	—	to	—	17.88%	to	20.30%
2011	16,387,868	$8.790789	to	$20.195587	$209,863,266	0.50%	to	2.80%	—	to	—	(12.75)%	to	(12.09)%
MFS® Total Return Fund
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%
2014	29,349,919	$16.512607	to	$17.662229	$529,209,414	0.30%	to	2.80%	—	to	1.87%	5.50%	to	7.91%
2013	36,646,233	$15.651313	to	$16.367266	$621,611,838	0.30%	to	2.80%	1.66%	to	1.86%	15.76%	to	18.38%
2012	55,304,855	$13.520426	to	$13.825762	$810,351,102	0.30%	to	2.80%	0.29%	to	2.72%	8.19%	to	10.60%
2011	66,853,907	$12.497472	to	$12.500488	$898,521,008	0.30%	to	2.80%	0.31%	to	2.70%	(1.04)%	to	1.28%
MFS® Value Fund
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
2014	15,543,246	$20.899410	to	$22.244720	$324,071,207	0.30%	to	2.80%	1.30%	to	1.62%	7.46%	to	9.87%
2013	20,712,600	$19.448755	to	$20.246014	$395,887,084	0.30%	to	2.80%	1.42%	to	1.56%	32.14%	to	35.19%
2012	23,342,471	$14.718539	to	$14.976078	$332,978,778	0.30%	to	2.80%	1.29%	to	1.58%	13.05%	to	15.54%
2011	27,180,453	$12.962336	to	$13.019258	$342,014,550	0.30%	to	2.80%	1.31%	to	1.70%	(3.06)%	to	(0.76)%
MFS® Total Return Bond Series+
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
2014	49,619,046	$13.024355	to	$13.538877	$671,404,628	0.30%	to	2.80%	2.83%	to	2.84%	2.92%	to	5.30%
2013	63,104,890	$12.654375	to	$12.857122	$819,089,472	0.30%	to	2.80%	1.26%	to	1.66%	(3.77)%	to	(1.58)%
2012	27,648,766	$13.064074	to	$13.149603	$364,024,045	0.30%	to	2.80%	2.75%	to	2.94%	4.39%	to	6.73%
2011	26,935,470	$12.239764	to	$12.596936	$336,634,052	0.30%	to	2.80%	2.00%	to	2.69%	3.80%	to	6.16%
MFS® Research Fund
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
2014	1,450,301	$20.327821	to	$22.261565	$27,188,206	0.85%	to	2.80%	0.79%	to	0.81%	7.16%	to	9.27%
2013	1,683,027	$18.603416	to	$20.774295	$29,265,106	0.85%	to	2.80%	0.25%	to	0.32%	28.63%	to	31.17%
2012	2,615,544	$14.183107	to	$16.149826	$35,445,464	0.85%	to	2.80%	0.77%	to	0.79%	14.04%	to	16.28%
2011	2,844,748	$12.197402	to	$14.162098	$33,533,133	0.85%	to	2.80%	0.83%	to	0.90%	(3.20)%	to	(1.29)%
MFS® High Yield Portfolio
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
2014	11,022,122	$10.418731	to	$10.730506	$116,451,812	0.85%	to	2.80%	4.36%	to	5.36%	(0.03)%	to	1.94%
2013	15,078,674	$10.422041	to	$10.526650	$157,908,538	0.85%	to	2.80%	2.50%	to	2.72%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
2014	409,520	$11.549686	to	$12.105308	$4,807,811	0.30%	to	1.50%	1.63%	to	2.25%	0.41%	to	1.63%
2013	419,306	$11.501993	to	$11.911502	$4,878,497	0.30%	to	1.50%	1.03%	to	1.10%	12.71%	to	14.07%
2012	246,475	$10.204702	to	$10.441994	$2,536,238	0.30%	to	1.50%	0.09%	to	0.99%	8.33%	to	9.64%
2011	62,053	$9.419996	to	$9.506683	$586,773	0.50%	to	1.50%	3.26%	to	6.18%	(5.80)%	to	(4.93)%
BlackRock Global Opportunities V.I. Fund
2015	13,907	$14.322338	to	$16.784034	$228,573	1.40%	to	2.45%	0.78%	to	0.97%	(1.72)%	to	(0.69)%
2014	20,621	$14.421304	to	$17.078460	$340,805	1.40%	to	2.45%	1.08%	to	1.16%	(6.47)%	to	(5.49)%
2013	23,118	$15.258286	to	$18.260509	$398,006	1.40%	to	2.45%	0.34%	to	0.37%	26.64%	to	27.97%
2012	25,413	$11.923223	to	$13.781237	$344,956	1.40%	to	2.35%	0.85%	to	0.92%	11.95%	to	13.02%
2011	36,835	$10.549517	to	$12.309800	$448,267	1.40%	to	2.35%	0.95%	to	0.96%	(14.43)%	to	(13.61)%
BlackRock Large Cap Growth V.I. Fund
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
2014	52,098	$15.226766	to	$23.616209	$847,994	1.40%	to	2.60%	0.56%	to	0.61%	11.23%	to	12.58%
2013	64,446	$13.525591	to	$21.230957	$942,228	1.40%	to	2.60%	0.72%	to	0.81%	30.48%	to	32.06%
2012	88,149	$10.242183	to	$16.270969	$981,387	1.40%	to	2.60%	0.95%	to	1.39%	12.27%	to	13.62%
2011	117,398	$9.014259	to	$10.039407	$1,147,597	1.40%	to	2.40%	0.63%	to	0.78%	0.02%	to	1.03%
BlackRock Equity Dividend V.I. Fund
2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
2014	679,670	$14.793529	to	$15.505077	$10,261,129	0.30%	to	1.50%	1.52%	to	1.64%	7.44%	to	8.74%
2013	768,832	$13.768822	to	$14.258946	$10,732,962	0.30%	to	1.50%	1.72%	to	1.97%	22.27%	to	23.75%
2012	711,362	$11.260778	to	$11.478547	$8,067,470	0.50%	to	1.50%	2.03%	to	2.29%	10.24%	to	11.34%
2011	168,708	$10.215239	to	$10.309221	$1,728,069	0.50%	to	1.50%	2.00%	to	2.29%	2.15%	to	3.09%
UIF Core Plus Fixed Income Portfolio
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
2014	80,658	$10.525379	to	$10.710012	$859,890	1.35%	to	2.50%	2.83%	to	2.98%	4.91%	to	6.12%
2013	97,592	$10.032769	to	$10.092052	$983,095	1.35%	to	2.50%	—	to	—	0.33%	to	0.92%
UIF Growth Portfolio
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—	to	—	9.20%	to	10.47%
2014	200,188	$13.484988	to	$13.721383	$2,732,375	1.35%	to	2.50%	—	to	—	3.47%	to	4.67%
2013	255,664	$13.016247	to	$13.109696	$3,346,277	1.35%	to	2.75%	—	to	—	30.16%	to	31.10%
UIF Mid Cap Growth Portfolio
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—	to	—	(8.54)%	to	(6.69)%
2014	882,595	$16.478001	to	$25.578603	$14,440,819	0.75%	to	2.75%	—	to	—	(0.92)%	to	1.08%
2013	1,071,141	$16.301895	to	$25.816450	$17,333,856	0.75%	to	2.75%	0.24%	to	0.35%	33.76%	to	36.46%
2012	1,898,727	$11.946499	to	$19.300529	$22,232,072	0.75%	to	2.75%	—	to	—	5.55%	to	7.68%
2011	2,412,191	$11.094492	to	$18.285948	$26,367,296	0.75%	to	2.75%	0.23%	to	0.26%	(9.69)%	to	(7.87)%
Invesco V.I. American Value Fund
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
2014	713,051	$17.729300	to	$26.419904	$12,854,092	0.85%	to	2.70%	0.18%	to	0.22%	6.56%	to	8.55%
2013	851,094	$16.332597	to	$24.729846	$14,215,747	0.85%	to	2.75%	0.52%	to	0.75%	30.30%	to	32.80%
2012	1,263,737	$12.298679	to	$19.017410	$15,637,431	0.85%	to	2.70%	0.62%	to	0.64%	13.96%	to	16.09%
2011	1,492,590	$10.594517	to	$16.687980	$16,021,119	0.85%	to	2.70%	0.59%	to	0.61%	(1.86)%	to	(0.03)%
Morgan Stanley Mid Cap Growth Portfolio
2015	24,422	$14.645554	to	$23.761362	$345,798	1.35%	to	2.45%	—	to	—	(9.07)%	to	(8.06)%
2014	38,397	$15.929315	to	$26.130248	$594,425	1.35%	to	2.45%	—	to	—	(1.66)%	to	(0.57)%
2013	45,658	$14.607207	to	$16.020231	$709,839	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
2012	55,282	$10.870781	to	$11.821534	$635,992	1.35%	to	2.20%	—	to	—	5.88%	to	6.78%
2011	80,188	$10.110543	to	$11.070503	$863,063	1.35%	to	2.50%	—	to	0.15%	(9.47)%	to	(8.42)%
BlackRock Capital Appreciation V.I. Fund
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—	to	—	5.02%	to	6.08%
2014	608,729	$13.937768	to	$14.494328	$8,724,719	0.50%	to	1.50%	—	to	—	6.94%	to	8.01%
2013	705,102	$13.033462	to	$13.419051	$9,392,354	0.50%	to	1.50%	—	to	—	31.41%	to	32.73%
2012	709,926	$9.918146	to	$10.110023	$7,187,104	0.50%	to	1.50%	0.63%	to	0.70%	11.88%	to	13.00%
2011	167,853	$8.865043	to	$8.946664	$1,520,195	0.50%	to	1.50%	0.68%	to	1.13%	(11.35)%	to	(10.53)%
Oppenheimer Capital Appreciation Fund/VA
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—	to	—	0.47%	to	2.39%
2014	164,652	$15.168776	to	$22.895896	$2,512,094	0.85%	to	2.75%	0.21%	to	0.26%	12.01%	to	14.15%
2013	170,022	$13.288083	to	$20.441751	$2,252,777	0.85%	to	2.75%	0.75%	to	0.88%	25.92%	to	28.33%
2012	242,428	$10.354264	to	$16.233549	$2,491,089	0.85%	to	2.75%	0.40%	to	0.48%	10.72%	to	12.84%
2011	286,259	$9.175765	to	$14.661738	$2,625,631	0.85%	to	2.75%	0.11%	to	0.12%	(4.05)%	to	(2.21)%
Oppenheimer Global Fund/VA
2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
2014	1,117,461	$14.429674	to	$20.867763	$15,859,465	0.85%	to	2.75%	0.86%	to	1.16%	(0.71)%	to	1.19%
2013	1,371,599	$14.259651	to	$21.017468	$19,317,277	0.85%	to	2.75%	1.13%	to	1.31%	23.55%	to	25.92%
2012	2,458,427	$11.379499	to	$17.011297	$27,307,890	0.75%	to	2.75%	1.92%	to	2.53%	17.67%	to	20.05%
2011	3,043,406	$9.479173	to	$14.456531	$28,503,955	0.75%	to	2.75%	1.06%	to	1.06%	(11.01)%	to	(9.21)%
Oppenheimer Main Street Fund®/VA
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
2014	234,265	$16.106807	to	$22.052784	$3,696,874	0.85%	to	2.75%	0.48%	to	0.58%	7.41%	to	9.47%
2013	262,453	$14.713944	to	$20.532026	$3,800,498	0.85%	to	2.75%	0.84%	to	0.87%	27.88%	to	30.33%
2012	334,198	$11.290049	to	$16.056067	$3,725,587	0.85%	to	2.75%	0.66%	to	0.76%	13.45%	to	15.62%
2011	347,115	$9.764597	to	$14.152904	$3,355,752	0.85%	to	2.75%	0.59%	to	0.65%	(3.02)%	to	(1.16)%
Oppenheimer Main Street Small Cap Fund/VA
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
2014	1,144,477	$19.732756	to	$27.806365	$22,197,302	0.75%	to	2.75%	0.56%	to	0.62%	8.63%	to	10.82%
2013	1,475,043	$17.806066	to	$25.598128	$25,782,479	0.75%	to	2.75%	0.68%	to	1.03%	36.81%	to	39.57%
2012	2,228,053	$12.757530	to	$18.710163	$27,876,674	0.75%	to	2.75%	0.33%	to	0.33%	14.48%	to	16.79%
2011	2,658,375	$10.923371	to	$16.343630	$28,677,185	0.75%	to	2.75%	0.39%	to	0.40%	(5.03)%	to	(3.11)%
Oppenheimer Equity Income Fund/VA
2015	212,228	$12.805787	to	$17.747933	$2,672,307	0.85%	to	2.75%	2.67%	to	2.73%	(12.27)%	to	(10.58)%
2014	244,000	$14.321652	to	$20.229882	$3,466,094	0.85%	to	2.75%	1.48%	to	1.51%	7.73%	to	9.79%
2013	285,975	$13.044475	to	$18.827018	$3,689,507	0.85%	to	2.70%	1.13%	to	1.19%	25.28%	to	27.62%
2012	151,367	$10.221740	to	$15.028094	$1,569,430	0.85%	to	2.70%	1.13%	to	1.13%	10.08%	to	12.13%
2011	165,954	$9.115962	to	$13.652516	$1,541,212	0.85%	to	2.70%	—	to	0.88%	(7.03)%	to	(5.29)%
Putnam VT Diversified Income Fund
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
2014	4,115,124	$13.971545	to	$18.091859	$55,521,261	0.75%	to	2.75%	7.77%	to	10.24%	(2.37)%	to	(0.40)%
2013	5,112,542	$14.028001	to	$18.531931	$69,534,219	0.75%	to	2.75%	3.03%	to	3.75%	4.89%	to	7.01%
2012	7,129,432	$13.109378	to	$17.668133	$90,905,102	0.75%	to	2.75%	5.43%	to	5.52%	8.50%	to	10.69%
2011	7,493,345	$11.843122	to	$16.283898	$87,183,520	0.75%	to	2.75%	9.55%	to	9.62%	(5.79)%	to	(3.89)%
Putnam VT Global Asset Allocation Fund
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—	to	2.17%	(2.25)%	to	(0.97)%
2014	313,204	$14.925369	to	$20.857346	$4,617,068	1.15%	to	2.40%	1.98%	to	2.30%	6.83%	to	8.17%
2013	370,550	$13.797846	to	$19.524199	$5,048,593	1.15%	to	2.40%	1.82%	to	2.16%	16.66%	to	18.13%
2012	736,311	$10.968758	to	$11.908654	$8,526,279	0.75%	to	2.45%	—	to	0.73%	11.44%	to	13.35%
2011	688,977	$10.506520	to	$15.010968	$7,120,025	0.75%	to	2.40%	3.70%	to	4.30%	(2.78)%	to	(1.16)%
Putnam VT International Value Fund
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
2014	107,506	$8.571474	to	$14.597418	$953,508	1.25%	to	2.40%	1.34%	to	1.35%	(11.64)%	to	(10.61)%
2013	114,845	$9.589137	to	$16.519571	$1,150,307	1.25%	to	2.40%	2.74%	to	3.29%	19.32%	to	20.69%
2012	156,408	$8.100248	to	$13.845310	$1,305,467	0.85%	to	2.40%	2.90%	to	4.98%	18.82%	to	20.67%
2011	179,940	$6.712534	to	$11.544659	$1,238,367	0.85%	to	2.70%	2.54%	to	2.55%	(16.08)%	to	(14.51)%
Putnam VT International Equity Fund
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—	to	1.15%	(2.58)%	to	(0.61)%
2014	130,989	$9.681175	to	$15.341442	$1,243,820	0.75%	to	2.40%	0.76%	to	0.92%	(8.99)%	to	(7.47)%
2013	156,042	$10.463205	to	$16.856709	$1,585,939	0.75%	to	2.40%	—	to	1.75%	25.04%	to	27.11%
2012	159,185	$8.034559	to	$13.289604	$1,303,847	1.25%	to	2.75%	2.16%	to	2.18%	18.61%	to	20.40%
2011	183,936	$6.673092	to	$11.204386	$1,250,369	1.25%	to	2.75%	3.20%	to	3.38%	(19.19)%	to	(17.97)%
Putnam VT Investors Fund
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%
2014	20,939	$18.773146	to	$24.730592	$458,592	0.30%	to	1.50%	—	to	1.25%	12.22%	to	13.57%
2013	9,920	$16.729294	to	$21.580184	$185,390	0.50%	to	1.50%	1.41%	to	1.46%	33.11%	to	34.45%
2012	9,099	$12.581848	to	$16.050711	$129,579	0.50%	to	1.45%	1.02%	to	1.29%	15.15%	to	16.25%
2011	5,241	$10.926607	to	$13.807398	$70,658	0.50%	to	1.45%	—	to	1.15%	(1.40)%	to	(0.46)%
Putnam VT Small Cap Value Fund
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
2014	141,157	$16.968452	to	$24.377401	$2,305,345	0.75%	to	2.70%	0.46%	to	1.35%	0.68%	to	2.66%
2013	202,752	$16.528583	to	$24.213174	$3,280,334	0.75%	to	2.70%	0.84%	to	1.03%	35.89%	to	38.56%
2012	186,810	$11.928452	to	$17.818061	$2,235,027	0.75%	to	2.70%	0.44%	to	0.44%	14.36%	to	16.61%
2011	273,496	$10.229368	to	$15.580789	$2,799,023	0.75%	to	2.70%	0.42%	to	0.49%	(7.27)%	to	(5.44)%
Putnam VT Voyager Fund
2015	514,559	$14.331240	to	$21.144952	$8,755,264	0.30%	to	1.50%	1.09%	to	1.16%	(7.51)%	to	(6.39)%
2014	577,823	$15.495093	to	$22.342034	$10,534,687	0.50%	to	1.50%	0.74%	to	0.75%	8.09%	to	9.17%
2013	622,930	$14.335692	to	$20.649711	$10,533,928	0.30%	to	1.50%	—	to	0.93%	41.59%	to	43.29%
2012	672,840	$10.125015	to	$14.310109	$7,794,695	0.50%	to	1.50%	0.28%	to	0.30%	12.53%	to	13.66%
2011	196,402	$8.997772	to	$12.590426	$2,079,361	0.50%	to	1.50%	—	to	—	(19.07)%	to	(18.26)%
Putnam VT Equity Income Fund
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
2014	90,508	$18.657115	to	$23.807401	$2,034,168	0.50%	to	1.50%	1.58%	to	1.79%	10.98%	to	12.10%
2013	86,799	$16.810753	to	$21.237933	$1,730,502	0.50%	to	1.50%	1.85%	to	2.12%	30.44%	to	31.75%
2012	81,472	$12.887241	to	$16.232605	$1,245,921	0.30%	to	1.50%	—	to	2.00%	17.53%	to	18.95%
2011	68,788	$10.965150	to	$13.578750	$883,394	0.50%	to	1.50%	1.55%	to	2.12%	0.40%	to	1.41%
PIMCO All Asset Fund
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
2014	158,736	$11.037121	to	$11.567924	$1,767,709	0.30%	to	1.50%	2.96%	to	4.77%	(1.04)%	to	—
2013	180,362	$11.153166	to	$11.550113	$2,028,753	0.30%	to	1.50%	2.74%	to	4.55%	(1.38)%	to	(0.19)%
2012	143,177	$11.309358	to	$11.572157	$1,626,976	0.30%	to	1.50%	4.76%	to	5.18%	13.10%	to	14.46%
2011	31,189	$9.999541	to	$10.091449	$311,615	0.50%	to	1.50%	4.00%	to	4.64%	—	to	0.91%
PIMCO Global Dividend Portfolio+
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
2014	623,021	$11.850853	to	$12.323864	$7,508,439	0.50%	to	1.50%	—	to	—	(0.60)%	to	0.40%
2013	676,739	$11.922059	to	$12.274554	$8,157,536	0.50%	to	1.50%	1.93%	to	2.06%	17.42%	to	18.60%
2012	613,597	$10.153212	to	$10.349481	$6,249,628	0.50%	to	1.50%	0.84%	to	0.94%	8.14%	to	9.22%
2011	136,466	$9.389138	to	$9.475458	$1,276,923	0.50%	to	1.50%	0.09%	to	0.16%	(6.11)%	to	(5.25)%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
2014	80,259	$9.692213	to	$10.079179	$781,047	0.50%	to	1.50%	1.37%	to	2.76%	3.01%	to	4.05%
2013	81,041	$9.408609	to	$9.686929	$764,413	0.50%	to	1.50%	3.15%	to	3.19%	(9.28)%	to	(8.37)%
2012	71,070	$10.371089	to	$10.571584	$737,329	0.50%	to	1.50%	3.35%	to	3.50%	7.16%	to	8.23%
2011	27,351	$9.678566	to	$9.767544	$264,759	0.50%	to	1.50%	—	to	—	(3.21)%	to	(2.32)%
Jennison 20/20 Focus Fund
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—	to	—	3.15%	to	4.08%
2014	224,046	$2.033035	to	$21.432385	$559,117	1.70%	to	2.60%	—	to	—	3.96%	to	4.90%
2013	229,655	$1.937982	to	$20.615066	$544,906	1.70%	to	2.60%	—	to	—	26.04%	to	27.18%
2012	250,217	$1.523865	to	$16.356405	$459,248	1.70%	to	2.60%	—	to	—	7.78%	to	8.75%
2011	372,951	$1.312477	to	$1.401227	$512,677	1.70%	to	2.35%	—	to	—	(6.73)%	to	(6.12)%
Jennison Fund
2015	28,559	$1.579164	to	$1.579164	$45,100	2.20%	to	2.20%	—	to	—	8.61%	to	8.61%
2014	28,559	$1.453924	to	$1.453924	$41,523	2.20%	to	2.20%	—	to	—	7.20%	to	7.20%
2013	28,559	$1.356307	to	$1.356307	$38,735	2.20%	to	2.20%	—	to	—	34.13%	to	34.13%
2012	43,669	$1.011181	to	$1.011181	$44,157	2.20%	to	2.20%	—	to	—	13.21%	to	13.21%
2011	43,669	$0.893188	to	$0.893188	$39,005	2.20%	to	2.20%	—	to	—	(2.26)%	to	(2.26)%
Prudential Value Portfolio
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—	to	—	(10.76)%	to	(10.09)%
2014	187,205	$1.775157	to	$22.210273	$378,404	1.70%	to	2.45%	—	to	—	7.01%	to	7.81%
2013	188,064	$1.646523	to	$20.755915	$355,503	1.70%	to	2.45%	—	to	—	29.32%	to	30.30%
2012	221,467	$1.263664	to	$16.049431	$315,604	1.70%	to	2.45%	0.55%	to	0.55%	11.37%	to	12.21%
2011	221,591	$1.126140	to	$14.410334	$284,514	1.70%	to	2.45%	—	to	0.50%	(8.17)%	to	(7.47)%
Invesco V.I. Growth and Income Fund
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
2014	2,183,245	$16.037690	to	$20.155093	$36,691,354	0.75%	to	2.70%	1.08%	to	1.64%	7.04%	to	9.14%
2013	2,893,224	$14.694090	to	$18.782197	$44,729,272	0.75%	to	2.75%	1.18%	to	1.23%	30.14%	to	32.77%
2012	3,837,095	$11.014058	to	$14.461375	$44,591,206	0.85%	to	2.70%	1.28%	to	1.54%	11.30%	to	13.38%
2011	4,781,804	$9.714248	to	$12.992792	$49,253,592	0.85%	to	2.70%	1.00%	to	1.04%	(4.87)%	to	(3.09)%
Invesco V.I. Comstock Fund
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
2014	90,401	$21.711063	to	$24.467663	$2,128,190	1.35%	to	2.50%	1.02%	to	1.11%	6.41%	to	7.64%
2013	122,895	$20.403590	to	$22.731362	$2,702,011	1.35%	to	2.50%	1.43%	to	1.46%	32.31%	to	33.84%
2012	159,504	$15.421242	to	$16.984478	$2,630,889	1.35%	to	2.50%	1.42%	to	1.45%	15.99%	to	17.33%
2011	192,593	$13.295328	to	$14.475731	$2,715,455	1.35%	to	2.50%	1.34%	to	1.36%	(4.53)%	to	(3.42)%
Invesco V.I. American Franchise Fund
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—	to	—	2.11%	to	4.12%
2014	3,982,108	$14.489106	to	$15.600423	$59,476,691	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	4,468,382	$13.740793	to	$14.509057	$62,824,449	0.85%	to	2.80%	0.38%	to	0.45%	36.27%	to	38.95%
2012	6,138,699	$10.083217	to	$10.441741	$62,842,077	0.85%	to	2.80%	—	to	—	10.59%	to	12.77%
2011	3,990,162	$9.117538	to	$9.259472	$36,629,296	0.85%	to	2.80%	—	to	—	(8.82)%	to	(7.41)%
Invesco V.I. Mid Cap Growth Fund
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—	to	—	(1.54)%	to	0.29%
2014	762,923	$13.685733	to	$14.394247	$10,699,017	0.75%	to	2.75%	—	to	—	5.11%	to	6.89%
2013	1,016,535	$13.020689	to	$13.466679	$13,448,655	0.75%	to	2.75%	0.20%	to	0.51%	33.30%	to	35.58%
2012	840,320	$9.767694	to	$9.924071	$8,268,268	0.85%	to	2.75%	—	to	—	(2.32)%	to	(0.76)%
Wells Fargo VT Index Asset Allocation Fund+
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
2014	306,834	$1.744947	to	$2.009342	$771,323	1.35%	to	2.50%	1.36%	to	1.46%	15.15%	to	16.48%
2013	392,416	$1.515427	to	$1.725118	$723,530	1.35%	to	2.50%	1.54%	to	1.57%	16.68%	to	18.03%
2012	509,389	$1.298791	to	$1.461617	$818,108	1.35%	to	2.50%	1.38%	to	1.53%	10.24%	to	11.52%
2011	728,215	$1.178104	to	$1.310634	$893,823	1.35%	to	2.50%	2.48%	to	2.86%	3.86%	to	5.06%
Wells Fargo VT Total Return Bond Fund+
2015	1,293,198	$1.624126	to	$12.145262	$2,094,523	1.35%	to	2.75%	1.28%	to	1.29%	(2.58)%	to	(1.21)%
2014	1,916,800	$1.643962	to	$12.466860	$3,597,468	1.35%	to	2.75%	1.36%	to	1.36%	2.73%	to	4.18%
2013	2,409,449	$1.578072	to	$12.135875	$4,292,748	1.35%	to	2.75%	1.24%	to	1.24%	(5.08)%	to	(3.74)%
2012	3,279,900	$1.639407	to	$12.785324	$5,451,561	1.35%	to	2.75%	1.44%	to	1.45%	3.23%	to	4.68%
2011	3,840,214	$1.566088	to	$12.385714	$5,917,870	1.35%	to	2.75%	1.70%	to	2.69%	5.38%	to	6.87%
Wells Fargo VT Intrinsic Value Fund+
2015	803,630	$1.550661	to	$1.806242	$1,665,660	1.35%	to	2.50%	0.86%	to	0.88%	(2.98)%	to	(1.86)%
2014	1,009,928	$1.598315	to	$1.840450	$2,120,817	1.35%	to	2.50%	0.73%	to	0.76%	7.59%	to	8.83%
2013	1,435,806	$1.485583	to	$1.691084	$2,539,064	1.35%	to	2.50%	0.99%	to	1.01%	27.09%	to	28.56%
2012	1,933,900	$1.168928	to	$1.315436	$2,477,581	1.35%	to	2.50%	1.35%	to	1.35%	16.52%	to	17.87%
2011	2,463,930	$1.003183	to	$1.116024	$2,681,276	1.35%	to	2.50%	0.52%	to	0.54%	(4.57)%	to	(3.47)%
Wells Fargo VT International Equity Fund+
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
2014	56,241	$12.260820	to	$12.915291	$707,492	1.35%	to	2.50%	2.50%	to	2.61%	(7.69)%	to	(6.62)%
2013	80,929	$13.282386	to	$13.831388	$1,099,723	1.35%	to	2.50%	2.12%	to	2.14%	16.57%	to	17.92%
2012	109,977	$11.394184	to	$11.729566	$1,273,524	1.35%	to	2.50%	1.35%	to	1.37%	10.68%	to	11.96%
2011	133,369	$10.294596	to	$10.476517	$1,386,842	1.35%	to	2.50%	0.29%	to	0.31%	(15.06)%	to	(14.08)%
Wells Fargo VT Small Cap Growth Fund+
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—	to	—	(5.28)%	to	(4.18)%
2014	718,265	$2.146673	to	$2.471908	$1,930,732	1.35%	to	2.50%	—	to	—	(4.30)%	to	(3.19)%
2013	939,461	$2.243131	to	$2.553438	$2,534,678	1.35%	to	2.50%	—	to	—	46.53%	to	48.22%
2012	1,299,692	$1.530857	to	$1.722746	$2,159,489	1.35%	to	2.50%	—	to	—	5.21%	to	6.43%
2011	1,583,406	$1.455057	to	$1.618725	$2,489,270	1.35%	to	2.50%	—	to	—	(6.95)%	to	(5.88)%
Wells Fargo VT Discovery Fund+
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—	to	—	(3.85)%	to	(2.78)%
2014	50,650	$25.239790	to	$28.590111	$1,265,555	1.35%	to	2.45%	—	to	—	(2.07)%	to	(0.99)%
2013	73,497	$25.492367	to	$29.195713	$1,875,011	1.35%	to	2.45%	0.01%	to	0.01%	40.33%	to	41.88%
2012	89,517	$17.968169	to	$20.805660	$1,618,360	1.35%	to	2.45%	—	to	—	14.89%	to	16.16%
2011	103,948	$15.468782	to	$18.109556	$1,601,116	1.35%	to	2.45%	—	to	—	(2.01)%	to	(0.92)%
Wells Fargo VT Small Cap Value Fund+
2015	7,251	$14.329635	to	$18.788422	$100,894	1.35%	to	2.45%	0.25%	to	0.40%	(12.80)%	to	(11.83)%
2014	12,770	$16.252650	to	$21.545639	$220,452	1.35%	to	2.45%	0.28%	to	0.65%	1.93%	to	3.06%
2013	14,946	$15.770519	to	$21.137712	$229,743	1.35%	to	2.45%	0.69%	to	0.70%	11.98%	to	13.21%
2012	20,885	$13.060130	to	$13.929712	$279,657	1.35%	to	2.20%	0.81%	to	0.86%	11.52%	to	12.47%
2011	36,256	$11.711416	to	$12.385528	$436,787	1.35%	to	2.20%	0.67%	to	0.79%	(9.28)%	to	(8.51)%
Wells Fargo VT Opportunity Fund+
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
2014	14,061	$18.027148	to	$19.840186	$270,025	1.35%	to	2.35%	0.06%	to	0.09%	7.86%	to	8.94%
2013	23,226	$16.713448	to	$18.211399	$410,366	1.35%	to	2.35%	0.20%	to	0.20%	27.65%	to	28.93%
2012	25,577	$13.093485	to	$14.125238	$351,370	1.35%	to	2.35%	0.10%	to	0.10%	12.84%	to	13.97%
2011	29,014	$11.603564	to	$12.393407	$352,314	1.35%	to	2.35%	—	to	0.14%	(7.71)%	to	(6.79)%
HIMCO VIT Index Fund
2015	1,846,002	$17.964414	to	$24.105494	$36,738,587	0.30%	to	1.50%	—	to	0.34%	(0.68)%	to	0.52%
2014	1,816,005	$18.087087	to	$23.980581	$36,158,079	0.30%	to	1.50%	—	to	—	4.55%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2015	36,718,418	$7.390702	to	$7.808156	$277,368,975	0.30%	to	1.50%	0.86%	to	0.91%	(3.35)%	to	(2.18)%
2014	39,550,929	$7.646781	to	$7.982319	$307,580,794	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund
2015	2,191,971	$18.016593	to	$19.759147	$32,167,801	0.30%	to	2.75%	1.35%	to	1.44%	(1.63)%	to	0.81%
2014	2,767,988	$18.314514	to	$19.599713	$40,602,132	0.30%	to	2.75%	—	to	—	0.74%	to	1.76%
HIMCO VIT American Funds Blue Chip Income and Growth Fund
2015	2,009,367	$20.241470	to	$22.545865	$31,383,653	0.30%	to	2.70%	2.96%	to	3.26%	(5.88)%	to	(3.59)%
2014	2,407,238	$21.505458	to	$23.385569	$39,271,817	0.30%	to	2.70%	—	to	—	4.60%	to	5.67%
HIMCO VIT American Funds Bond Fund
2015	11,201,371	$11.574821	to	$12.575800	$122,013,727	0.30%	to	2.75%	1.13%	to	1.79%	(2.77)%	to	(0.36)%
2014	13,947,816	$11.904495	to	$12.620909	$154,400,485	0.30%	to	2.75%	—	to	—	(0.21)%	to	0.81%
HIMCO VIT American Funds Global Bond Fund
2015	806,672	$10.491931	to	$11.217539	$8,360,359	0.50%	to	2.70%	1.30%	to	1.42%	(6.94)%	to	(4.87)%
2014	1,082,486	$11.274306	to	$11.791607	$11,925,644	0.50%	to	2.70%	—	to	—	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund
2015	2,321,936	$19.078079	to	$19.409624	$29,451,743	0.30%	to	2.70%	3.43%	to	3.49%	(4.26)%	to	(1.94)%
2014	2,866,829	$19.792626	to	$19.927300	$37,160,327	0.30%	to	2.70%	—	to	—	(1.64)%	to	(0.59)%
HIMCO VIT American Funds Global Growth Fund
2015	1,065,346	$20.869025	to	$21.565093	$16,151,600	0.50%	to	2.70%	0.82%	to	0.88%	3.76%	to	6.06%
2014	1,221,885	$19.675954	to	$20.784553	$17,528,173	0.50%	to	2.70%	—	to	—	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund
2015	2,835,943	$18.746027	to	$21.259400	$33,145,207	0.30%	to	2.70%	—	to	—	(2.69)%	to	(0.33)%
2014	3,435,995	$18.807289	to	$21.847319	$40,560,163	0.30%	to	2.70%	—	to	—	(3.20)%	to	(2.20)%
HIMCO VIT American Funds Growth Fund
2015	12,949,268	$23.516099	to	$24.008732	$201,147,748	0.30%	to	2.75%	0.86%	to	0.91%	3.61%	to	6.18%
2014	16,070,401	$22.611180	to	$22.696589	$236,251,625	0.30%	to	2.75%	—	to	—	2.65%	to	3.72%
HIMCO VIT American Funds Growth-Income Fund
2015	7,596,680	$20.993642	to	$22.566404	$117,508,398	0.30%	to	2.75%	—	to	1.04%	(1.55)%	to	0.89%
2014	8,967,959	$21.389833	to	$22.367445	$138,122,783	0.30%	to	2.70%	—	to	—	1.66%	to	2.74%
HIMCO VIT American Funds International Fund
2015	11,735,289	$14.701087	to	$15.294149	$116,227,332	0.30%	to	2.75%	1.24%	to	1.55%	(7.42)%	to	(5.12)%
2014	13,408,879	$15.494184	to	$16.519328	$140,857,233	0.30%	to	2.75%	—	to	—	(6.83)%	to	(5.87)%
HIMCO VIT American Funds New World Fund
2015	1,657,732	$14.233036	to	$15.028271	$16,716,582	0.30%	to	2.75%	0.95%	to	1.07%	(6.14)%	to	(3.81)%
2014	2,050,425	$14.796659	to	$16.011178	$21,600,303	0.30%	to	2.75%	—	to	—	(13.31)%	to	(12.39)%
MFS® Core Equity Portfolio+
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio+
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio+
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2015 noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Hartford Life and Annuity
Insurance Company

Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2015 and 2014, and for the
Years Ended December 31, 2015, 2014 and 2013

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Deloitte & Touche LLP
185 Asylum Street
Hartford, CT 06103
USA

Tel: 860-725-3000
INDEPENDENT AUDITORS' REPORT	Fax: 860-725-3500
www.deloitte.com
To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2015 and 2014, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

Member of
Deloitte Touche Tohmatsu Limited

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December
31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

April 8, 2016

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	As of December 31,
	2015	2014
Admitted assets
Bonds	4,887,305,260	$5,222,504,562
Common and preferred stocks	367,027,717	421,420,428
Mortgage loans on real estate	549,789,164	630,597,256
Contract loans	113,806,515	111,304,205
Cash and short-term investments	566,901,490	1,165,885,527
Derivatives	417,711,477	438,078,322
Other invested assets	168,473,028	171,326,391
Total cash and invested assets	7,071,014,651	8,161,116,691

Investment income due and accrued	194,004,606	173,342,988
Amounts recoverable for reinsurance	51,165,193	50,979,170
Federal income tax recoverable	384,101,352	314,503,230
Net deferred tax asset	233,491,340	268,561,509
Receivables from parent, subsidiaries and affiliates	—	25,391,221
Other assets	65,038,374	89,731,025
Separate Account assets	32,190,324,610	38,162,711,736
Total admitted assets	$40,189,140,126	$47,246,337,570

Liabilities
Aggregate reserves for future benefits	3,704,807,749	$3,871,818,441
Liability for deposit-type contracts	972,209,477	1,172,347,898
Policy and contract claim liabilities	20,482,328	19,103,904
Asset valuation reserve	57,553,274	62,391,546
Interest maintenance reserve	10,254,682	24,706,940
Payables to parent, subsidiaries and affiliates	22,991,721	31,185,084
Accrued expense allowances and amounts due from Separate Accounts	(176,281,093)	(270,796,113)
Collateral on derivatives	311,806,014	283,440,461
Other liabilities	449,709,688	480,530,643
Separate Account liabilities	32,190,324,610	38,162,711,736
Total liabilities	37,563,858,450	43,837,440,540

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	252,083,454	315,634,232
Gross paid-in and contributed surplus	604,455,820	1,605,527,920
Unassigned surplus	1,766,242,402	1,485,234,878
Total capital and surplus	2,625,281,676	3,408,897,030

Total liabilities and capital and surplus	$40,189,140,126	$47,246,337,570

See notes to financial statements.

3

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

	For the years ended December 31,
	2015	2014	2013

Revenues
Premiums and annuity considerations	$313,111,457	$41,392,753,512	$(2,982,594,824)
Net investment income	237,932,132	260,902,958	347,140,114
Commissions and expense allowances on reinsurance ceded	60,644,503	381,657,599	237,724,234
Reserve adjustments on reinsurance ceded	(228,846,619)	(2,550,166,630)	(11,525,149,849)
Fee income	623,264,983	940,123,990	1,091,315,212
Other revenues	(4,452,004)	6,229,503	(32,644,968)
Total revenues	1,001,654,452	40,431,500,932	(12,864,210,081)

Benefits and expenses
Death and annuity benefits	418,149,979	427,374,112	320,204,707
Disability and other benefits	3,042,392	3,889,681	3,947,333
Surrenders and other fund withdrawals	5,551,496,373	6,345,781,545	(155,831,892)
Commissions and expense allowances	226,296,463	286,910,347	452,981,544
Increase in aggregate reserves for life and accident and health policies	(166,876,864)	(16,460,886)	(5,487,457,401)
General insurance expenses	79,333,619	111,580,027	87,609,648
Net transfers from Separate Accounts	(5,209,213,386)	(7,825,980,171)	(9,917,191,960)
Modified coinsurance adjustment on reinsurance assumed	(142,665,330)	41,005,789,588	(242,324,170)
IMR adjustment on reinsurance ceded	—	69,971,617	(515,239,930)
Other expenses	(197,464,468)	(152,993,874)	286,342,487
Total benefits and expenses	562,098,778	40,255,861,986	(15,166,959,634)

Net gain from operations before federal income tax expense (benefit)	439,555,674	175,638,946	2,302,749,553
Federal income tax expense (benefit)	26,748,125	(294,390,300)	(220,692,418)
Net gain from operations	412,807,549	470,029,246	2,523,441,971

Net realized capital losses, after tax	(331,893,122)	(374,825,322)	(1,801,673,490)
Net income	$80,914,427	$95,203,924	$721,768,481

See notes to financial statements.

4

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	For the years ended December 31,
	2015	2014	2013

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding
Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	1,605,527,920	1,724,153,661	2,771,903,231
Capital return	(1,001,072,100)	(118,625,741)	(1,047,749,570)
Balance, end of year	604,455,820	1,605,527,920	1,724,153,661

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	315,634,232	356,288,911	169,606,804
Amortization and decreases of gain on inforce reinsurance	(63,550,778)	(40,654,679)	(215,694,859)
Additions to gain on inforce reinsurance	—	—	402,376,966
Balance, end of year	252,083,454	315,634,232	356,288,911

Unassigned funds
Balance, beginning of year	1,485,234,878	997,664,886	82,204,354

Net income	80,914,427	95,203,924	721,768,481
Change in net unrealized capital gains (losses) on investments, net of tax	102,292,375	183,246,494	(154,476,512)
Change in net unrealized foreign exchange capital gains	1,376,191	72,274,886	363,986,509
Change in net deferred income tax	122,153,376	(120,170,337)	(375,254,834)
Change in asset valuation reserve	4,838,272	(19,169,603)	119,349,251
Change in nonadmitted assets	(30,567,117)	276,184,628	240,087,637
Balance, end of year	1,766,242,402	1,485,234,878	997,664,886

Capital and surplus
Balance, end of year	$2,625,281,676	$3,408,897,030	$3,080,607,458

See notes to financial statements.

5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,
	2015	2014	2013

Operating activities
Premiums and annuity considerations	$310,103,532	$213,032,252	$15,820,221
Net investment income	250,518,416	270,311,416	364,733,620
Reserve adjustments on reinsurance	(228,846,619)	(2,550,166,630)	(11,525,149,849)
Miscellaneous income	714,984,650	1,325,441,429	1,635,924,081
Total income	1,046,759,979	(741,381,533)	(9,508,671,927)

Benefits paid	5,979,381,730	7,687,606,724	(377,328,461)
Federal income tax payments (recoveries)	90,526,623	(3,253,985)	47,256,686
Net transfers from Separate Accounts	(5,303,728,406)	(7,994,301,390)	(10,148,162,354)
Other expenses	165,759,716	139,984,605	997,622,493
Total benefits and expenses	931,939,663	(169,964,046)	(9,480,611,636)
Net cash provided by (used for) operating activities	114,820,316	(571,417,487)	(28,060,291)

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,365,347,618	3,310,320,779	6,037,482,299
Common and preferred stocks	488,448,905	27,047,595	342,055,826
Mortgage loans	82,802,818	128,821,117	5,855,121
Derivatives and other	22,098,147	260,070,712	158,163,292
Total investment proceeds	2,958,697,488	3,726,260,203	6,543,556,538

Cost of investments acquired
Bonds	2,038,688,138	2,325,739,261	3,576,442,582
Common and preferred stocks	451,838,635	328,136,634	55,567,364
Mortgage loans	1,829,406	7,465,000	27,000,000
Real estate	—	1,985,128	589,238
Derivatives and other	228,276,612	282,240,093	1,270,287,989
Total investments acquired	2,720,632,791	2,945,566,116	4,929,887,173
Net increase (decrease) in contract loans	2,502,310	(2,313,898)	(7,915,459)
Net cash provided by investing activities	235,562,387	783,007,985	1,621,584,824

Financing and miscellaneous activities
(Return of) Paid-in of surplus	(1,000,000,000)	262,417,164	(1,049,578,625)
Funds held under reinsurance treaties with unauthorized reinsurers	—	—	(2,725,663,492)
Collateral (paid) received on investment repurchase program	—	—	(1,614,859,275)
Other cash provided (used)	50,633,260	(381,312,055)	2,856,983,877
Net cash used for financing and miscellaneous activities	(949,366,740)	(118,894,891)	(2,533,117,515)

Net (decrease) increase in cash and short-term investments	(598,984,037)	92,695,607	(939,592,982)
Cash and short-term investments, beginning of year	1,165,885,527	1,073,189,920	2,012,782,902
Cash and short-term investments, end of year	$566,901,490	$1,165,885,527	$1,073,189,920

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, common stock and other invested assets	(83,294,060)	—	—
Non-cash acquisitions from invested asset exchanges - bonds, common stock and other invested assets	(83,294,060)	—	—
IMR adjustment on reinsurance ceded	—	(69,971,619)	515,239,930
Capital contribution from parent to settle intercompany balances related to stock compensation	1,072,101	(2,115,721)	1,924,751
Capital contribution to subsidiary to settle intercompany balances related to stock compensation	—	—	177,694
Non-cash premiums for reinsurance recaptured or issued	—	(41,179,608,719)	2,983,414,000
Non-cash modco adjustment for reinsurance recaptured	—	41,179,608,719	—
Non-cash return of capital to parent paid-in surplus	—	383,158,626	—
Non-cash return of capital to parent bond proceeds	—	(383,158,626)	—
Non-cash transfer of bonds for the reinsurance transaction	—	—	(5,305,075,000)
Non-cash transfer of contract loans for the reinsurance transaction	—	—	253,685,000
Non-cash transfer of mortgage loans for the reinsurance transaction	—	—	(184,962,000)
Non-cash transfer of investment income for the reinsurance transaction	—	—	(63,149,000)
Non-cash transfer of deposit liabilities for the reinsurance transaction	—	—	24,594,000
Non-cash transfer of funds withheld for the reinsurance transaction	—	—	2,768,953,000
Non-cash transfer other for the reinsurance transaction	—	—	29,910,000
See notes to financial statements.

6

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

1. Organization and Description of Business

Hartford Life and Annuity Insurance Company (“HLAI” or the “Company”) is a wholly-owned subsidiary of Hartford Life Insurance Company (“HLIC”), which is a direct subsidiary of Hartford Life, Inc. (“HLI”). HLI is indirectly owned by The Hartford Financial Services Group, Inc. (“The Hartford”).

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford sold its individual life and retirement plans businesses in January 2013. See Notes 6 and 12.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	State of Domicile	2015	2014	2013
Net income
1. HLAI state basis	CT	$80,914,427	$95,203,924	$721,768,481
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)		(8,788,709)	17,206,071	(180,280,857)
		(8,788,709)	17,206,071	(180,280,857)
3. State permitted practices that change NAIC SAP		—	—	—
4. Net SAP (1-2-3=4)		$89,703,136	$77,997,853	$902,049,338
Surplus
5. HLAI state basis	CT	$2,625,281,676	$3,408,897,030	$3,080,607,458
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)		135,911,291	144,700,000	127,493,929
		135,911,291	144,700,000	127,493,929
7. State permitted practices that change NAIC SAP		—	—	—
8. NAIC SAP (5-6-7=8)		$2,489,370,385	$3,264,197,030	$2,953,113,529

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

7

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus

8

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

13.
embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 3.50% to 9.50% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2015 and 2014, the Company had $6,043,071,722 and $9,093,545,433, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”) effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2015 and 2014 totaled $22,105,156 and $35,932,171, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

9

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2015 is presented below:

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$26,052,459	$—	$—	$26,052,459	0.08%
2. At book value less current surrender charge of 5% or more	25,277,496	—	—	25,277,496	0.08%
3. At fair value	—	—	27,421,407,463	27,421,407,463	87.02%
4. Total with market value adjustment or at fair value	51,329,955	—	27,421,407,463	27,472,737,418	87.18%
5. At book value without adjustment (minimal or no charge or adjustment)	2,170,578,550	—	—	2,170,578,550	6.89%
B. Not subject to discretionary withdrawal	1,517,477,636	—	351,236,529	1,868,714,165	5.93%
C. Total (gross)	3,739,386,141	—	27,772,643,992	31,512,030,133	100.00%
D. Reinsurance ceded	160,496	—	—	160,496
E. Total (net)	$3,739,225,645	$—	$27,772,643,992	$31,511,869,637

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$2,758,689,425
2. Exhibit 5, Supplementary Contract Section, Total (net)	8,326,743
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	972,209,477
4. Subtotal	3,739,225,645
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	27,772,643,992
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	27,772,643,992
12. Combined total	$31,511,869,637

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using

10

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2015 and 2014.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $57,553,274 and $62,391,546 as of December 31, 2015 and 2014, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2015 and 2014 were $10,254,682, and $24,706,940, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2015, 2014, and 2013 were $(63,512,225), $(93,764,541) and $430,558,728, respectively. In addition, an IMR adjustment of $(69,971,617) was included in the Company's Statement of Operations in 2014 as a result of the sale of the Japan variable and fixed annuity business and an IMR adjustment of $515,239,930 was included in the Company’s Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note 6). The amount of (expense) income amortized from the IMR net of taxes in 2015, 2014, and 2013 included in the Company’s Statements of Operations, was $(49,059,968), $(37,668,033) and $(7,459,495), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-

11

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $7,826,222, $3,447,482, and $6,200,993 for the years ended December 31, 2015, 2014 and 2013, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $5,990,918 for the year ended December 31, 2015 and were immaterial for the years ended December 31, 2014 and 2013.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2015, 2014 and 2013, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

In 2013, the Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effects of these revisions allow offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The

12

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Company adopted these changes on January 1, 2013, and as a result both Derivative assets and Derivative liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2015	2014	2013
Interest income from bonds and short-term investments	$212,173,262	$242,958,358	$305,078,924
Interest income from contract loans	(860,400)	(969,963)	2,579,385
Interest income from mortgage loans on real estate	27,636,257	28,512,983	32,925,013
Interest and dividends from other investments	9,425,680	2,421,947	20,673,754
Gross investment income	248,374,799	272,923,325	361,257,076
Less: investment expenses	10,442,667	12,020,367	14,116,962
Net investment income	$237,932,132	$260,902,958	$347,140,114

b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2015	2014	2013
Gross unrealized capital gains	$189,327,113	$341,537,427	$276,044,680
Gross unrealized capital losses	(61,909,343)	(21,593,952)	(81,199,685)
Net unrealized capital gains	127,417,770	319,943,475	194,844,995
Balance, beginning of year	319,943,475	194,844,995	1,295,566,736
Change in net unrealized capital gains on bonds and
and short-term investments	$(192,525,705)	$125,098,480	$(1,100,721,741)

c. Components of Net Unrealized Capital Losses on Common and Preferred Stocks

	As of December 31,
	2015	2014	2013
Gross unrealized capital gains	$3,883,408	$1,924,142	$1,716,459
Gross unrealized capital losses	(23,475,228)	(16,939,864)	(13,368,710)
Net unrealized capital losses	(19,591,820)	(15,015,722)	(11,652,251)
Balance, beginning of year	(15,015,722)	(11,652,251)	(208,897,734)
Change in net unrealized capital losses on
common and preferred stocks	$(4,576,098)	$(3,363,471)	$197,245,483

13

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2015	2014	2013
Bonds and short-term investments	$(5,975,818)	$(56,301,415)	$659,992,430
Common stocks - unaffiliated	(13,150,711)	(3,484,566)	(582,355)
Common stocks - affiliated	—	—	(615,935,478)
Preferred stocks - unaffiliated	—	—	(227,302)
Mortgage loans on real estate	(16,111)	3,274,093	4,909,922
Derivatives	(384,873,378)	(425,884,685)	(1,515,076,501)
Other invested assets	2,791,047	(4,996,940)	(212,614)
Net realized capital losses	(401,224,971)	(487,393,513)	(1,467,131,898)
Capital loss tax benefit	(5,819,624)	(18,803,650)	(96,017,136)
Net realized capital losses, after tax	(395,405,347)	(468,589,863)	(1,371,114,762)
Less: amounts transferred to IMR	(63,512,225)	(93,764,541)	430,558,728
Net realized capital losses, after tax	$(331,893,122)	$(374,825,322)	$(1,801,673,490)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ended December 31,
	2015	2014	2013
Bonds and short-term investments
Sale proceeds	$2,154,309,992	$2,594,305,896	$11,338,855,187
Gross realized capital gains on sales	24,373,425	29,569,338	812,904,415
Gross realized capital losses on sales	(19,104,209)	(84,893,069)	(113,239,883)
Unaffiliated common and preferred stock
Sale proceeds	436,339,817	26,813,405	26,639,552
Gross realized capital gains on sales	12,848,976	828,056	434,253
Gross realized capital losses on sales	(20,611,631)	(4,165,576)	(671,111)

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

14

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

15

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2015 and 2014 are disclosed in the table presented below. During the years 2015 and 2014, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the year ended December 31, 2015 and 2014, the average fair value for derivatives held for other investment and/or risk management activities were $(124,850,450) and $(55,486,958), respectively. The Company did not have any unrealized gains or losses during 2015 and 2014 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2015			As of December 31, 2014
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$95,000	$150	$—	$115,000	$(84)	$—
Fixed payout annuity hedge	887,558	(356,513)	—	1,109,580	(426,671)	—
Fair value hedges
Interest rate swaps	22,870	96	—	25,300	(1)	—
Replication transactions
Credit default swaps	327,000	(5,771)	(3,931)	54,900	(1,480)	(1,179)
Other investment and/or Risk Management activities
Credit default swaps	11,240	1,916	1,916	109,900	(575)	(575)
Credit default swaps - offsetting	207,994	(27)	(27)	307,419	—	—
Foreign currency swaps and forwards	355,290	4,255	4,255	30,000	39	39
GMWB hedging derivatives	7,413,043	142,031	142,031	10,157,804	170,287	170,287
Equity index swaps and options	290,034	15,969	15,969	300,449	2,698	2,697
Interest rate swaps and swaptions	—	—	—	47,000	686	686
Interest rate swaps - offsetting	392,010	(11,067)	(11,067)	392,010	(12,939)	(12,939)
Macro hedge program	4,190,401	136,597	136,597	6,383,457	140,574	140,574
Total	$14,192,440	$(72,364)	$285,743	$19,032,819	$(127,466)	$299,590

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2015 and 2014 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Fair Value Hedges

Interest rate swaps: Interest rate swaps are used to hedge the changes in fair value of fixed rate maturity investments due to fluctuations in interest rates.

16

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Replication Transactions

Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains / (Losses)
By strategy	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013
Credit default swaps	$867	$(178)	$(911)
Credit default swaps - offsetting	(564)	(847)	676
Foreign currency swaps and forwards	—	(1,332)	72
GMWB hedging derivatives	(277,539)	(121,874)	(321,745)
Equity index swaps, options, and futures	3,006	—	772
Commodity options	(1,020)	—	—
Interest rate swaps and swaptions	(836)	(1)	(4,649)
Interest rate swaps - offsetting	—	(1)	—
Macro hedge program	(13,786)	(185,599)	(244,645)
International program hedging instruments	—	(65,998)	(875,484)
Total	$(289,872)	$(375,830)	$(1,445,914)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Commodity options: During 2015, the Company purchased put option contracts on West Texas Intermediate oil futures in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities, and therefore, these options were terminated at the end of 2015.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from Guaranteed Minimum Death Benefit ("GMDB") and GMWB obligations.

17

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

International program hedging instruments: The Company's international variable annuity hedge program hedged variable annuities that were offered in Japan and were reinsured from HLIKK. During 2014 this hedge program was terminated due to the sale of HLIKK. For further discussion on the sale, see Note 6 - Reinsurance.

For the years ended December 31, 2015, and 2014, the Company recognized gains of $396,380 and $8,292,209, respectively, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the year ended December 31, 2013, there were no recognized gains due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2015
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$41,800	$440	$435	2 years	Corporate Credit/ Foreign Gov.	A+	$40,800	$(506)	$(506)
Basket credit default swaps [4]
Investment grade risk exposure	160,000	869	1,380	5 years	Corporate Credit	BBB+	—	—	—
Investment grade risk exposure	229,197	(6,838)	(5,503)	6 years	CMBS Credit	AAA-	63,197	236	236
Credit linked notes
Investment grade risk exposure	50,000	49,065	49,980	1 year	Corporate Credit	A+	—	—	—
Total	$480,997	$43,536	$46,292				$103,997	$(270)	$(270)

18

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

As of December 31, 2014
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$40,000	$726	$726	3 years	Corporate Credit/ Foreign Gov.	A+	$40,000	$(726)	$(726)
Basket credit default swaps [4]
Investment grade risk exposure	48,893	157	157	Less than 1 year	Corporate Credit	BBB+	41,592	(157)	(157)
Below investment grade	3,900	(394)	(285)	5 years	Corporate Credit	BBB-	—	—	—
Investment grade risk exposure	118,203	(1,468)	(1,277)	5 years	CMBS Credit	AA+	67,203	383	383
Credit linked notes
Investment grade risk exposure	50,000	48,465	49,960	2 years	Corporate Credit	A+	—	—	—
Total	$260,996	$47,486	$49,281				$148,795	$(500)	$(500)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Includes $389,197,000 and $170,996,000 as of December 31, 2015 and 2014, respectively, of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2015, 2014, and 2013 the Company had no losses on derivative instruments due to counterparty nonperformance.

19

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2015 and 2014, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus.

g. Bonds, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$468,157,060	$50,347,572	$(1,615,463)	$516,889,169
-Guaranteed and sponsored - asset-backed	529,632,781	16,259,294	(1,319,449)	544,572,626
States, municipalities and political subdivisions	79,150,187	6,637,538	(380,843)	85,406,882
International governments	91,243,603	1,115,493	(4,243,423)	88,115,673
All other corporate - excluding asset-backed	2,865,485,577	100,563,530	(46,901,215)	2,919,147,892
All other corporate - asset-backed	844,366,352	13,740,711	(7,448,950)	850,658,113
Hybrid securities	9,269,700	632,025	—	9,901,725
Short-term investments	282,825,867	30,950	—	282,856,817
Total bonds and short-term investments	$5,170,131,127	$189,327,113	$(61,909,343)	$5,297,548,897

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2015	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$343,995,735	$3,848,518	$(20,922,855)	$326,921,398
Common stocks - affiliated	40,014,377	—	(2,552,373)	37,462,004
Total common stocks	$384,010,112	$3,848,518	$(23,475,228)	$364,383,402

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,644,315	$34,890	$—	$2,679,205
Total preferred stocks	$2,644,315	$34,890	$—	$2,679,205

20

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2014	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$399,073,250	$67,069,342	$(418,269)	$465,724,323
-Guaranteed and sponsored - asset-backed	731,986,335	27,803,202	(354,553)	759,434,984
States, municipalities and political subdivisions	77,332,662	10,233,659	(291,977)	87,274,344
International governments	114,794,516	3,157,714	(2,315,776)	115,636,454
All other corporate - excluding asset-backed	2,767,506,704	198,303,298	(10,498,424)	2,955,311,578
All other corporate - asset-backed	1,111,742,867	32,840,171	(7,710,005)	1,136,873,033
Hybrid securities	20,068,228	2,130,041	—	22,198,269
Short-term investments	941,822,471	—	(4,948)	941,817,523
Total bonds and short-term investments	$6,164,327,033	$341,537,427	$(21,593,952)	$6,484,270,508

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2014	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$393,754,824	$1,863,535	$(16,012,031)	$379,606,328
Common stocks - affiliated	40,014,377	—	(927,833)	39,086,544
Total common stocks	$433,769,201	$1,863,535	$(16,939,864)	$418,692,872

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2014	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,727,556	$60,607	$—	$2,788,163
Total preferred stocks	$2,727,556	$60,607	$—	$2,788,163

The statement value and estimated fair value of bonds and short-term investments at December 31, 2015 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$908,703,050	$914,661,533
Due after one year through five years	2,151,357,130	2,191,265,412
Due after five years through ten years	907,853,816	915,384,336
Due after ten years	1,202,217,131	1,276,237,616
Total	$5,170,131,127	$5,297,548,897

At December 31, 2015 and 2014, securities with a statement value of $3,994,399 and $3,961,274, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

21

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

h. Mortgage Loans on Real Estate

The Company had one new mortgage loan on real estate with a lending rate of 3.47% during 2015 and had a maximum and minimum lending rate of 4.23% and 3.14% for loans during 2014. During 2015 and 2014, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2015 and 2014, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2015 and 2014, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2015 and 2014, there were impaired loans with a related allowance for credit losses of $173,060 and $354,506 with interest income recognized during the period the loans were impaired of $0 and $2,307,204, respectively.

i. Restructured Debt in which the Company is a Creditor

The Company had recorded investments in restructured loans of $184,551, $656,131 and $0, with realized capital losses related to these loans of $914,375, $166,985 and $0, respectively, as of December 31, 2015, 2014 and 2013.

j.	Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized immaterial OTTIs of for the years ended December 31, 2015, 2014 and 2013, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

k. Security Lending, Repurchase Agreements and Other Collateral Transactions

The Company participates in securities lending programs to generate additional income. Through these programs, certain bonds within the corporate sector, foreign government/government agencies, and stocks are loaned from the Company’s portfolio to qualifying third-party borrowers in return for collateral in the form of cash or securities. Borrowers of these securities provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan for domestic and non-domestic securities, respectively. The borrower will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default, and is not reflected on the Company’s financial statements. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities transferred. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the balance sheet. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Summary of Operations.

As of December 31, 2015, the fair value of loaned securities was approximately $4,503,313 reported in Bonds. The associated liability for cash collateral received was $4,680,498 reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. As of December 31, 2015, the securities acquired from the use of the collateral in connection with our securities lending program were money market mutual funds with amortized cost approximating fair value of $4,680,498. The Company did not have securities lending transactions that extend beyond one year from the reporting date. The Company did not have any securities on loan as of December 31, 2014.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and

22

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2015 and 2014, the Company had no outstanding repurchase agreements.

Reinvested proceeds from repurchase agreements and securities lending transactions consist of U.S. government and government agency securities and short-term investments. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements and dollar rolls on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2015 and 2014, securities pledged of $323,674,925 and $374,507,633, respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $67,565,308 and $34,142,540, respectively, as of December 31, 2015 and 2014, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2015 and 2014, the Company accepted cash collateral associated with derivative instruments with a statement value of $311,806,014 and $283,212,973, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2015 and 2014 of $46,205,391 and $41,741,483, respectively, of which the Company has the ability to sell or repledge $46,205,391 and $41,741,483, respectively. As of December 31, 2015 and 2014, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2015 and 2014, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2015 and 2014.

23

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$173,383	$171,839	$(1,544)	$7,262	$7,191	$(71)	$180,645	$179,030	$(1,615)
-guaranteed & sponsored
-asset-backed	110,102	108,813	(1,289)	484	453	(31)	110,586	109,266	(1,320)
States, municipalities &
political subdivisions	20,932	20,551	(381)	—	—	—	20,932	20,551	(381)
International governments	47,538	44,786	(2,752)	9,296	7,805	(1,491)	56,834	52,591	(4,243)
All other corporate
including international	1,191,562	1,149,602	(41,960)	37,646	32,705	(4,941)	1,229,208	1,182,307	(46,901)
All other corporate- asset-backed	160,366	158,574	(1,792)	264,139	258,482	(5,657)	424,505	417,056	(7,449)
Total fixed maturities	1,703,883	1,654,165	(49,718)	318,827	306,636	(12,191)	2,022,710	1,960,801	(61,909)
Common stock-unaffiliated	232,028	217,984	(14,044)	41,794	34,915	(6,879)	273,822	252,899	(20,923)
Common stock-affiliated	—	—	—	40,014	37,462	(2,552)	40,014	37,462	(2,552)
Total stocks	232,028	217,984	(14,044)	81,808	72,377	(9,431)	313,836	290,361	(23,475)
Total securities	$1,935,911	$1,872,149	$(63,762)	$400,635	$379,013	$(21,622)	$2,336,546	$2,251,162	$(85,384)

The following table presents amortized cost, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2014:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$44,690	$44,538	$(152)	$18,551	$18,285	$(266)	$63,241	$62,823	$(418)
-guaranteed & sponsored
-asset-backed	19,261	19,190	(71)	33,428	33,144	(284)	52,689	52,334	(355)
States, municipalities &
political subdivisions	—	—	—	1,399	1,107	(292)	1,399	1,107	(292)
International governments	33,194	31,940	(1,254)	18,005	16,943	(1,062)	51,199	48,883	(2,316)
All other corporate
including international	451,145	442,503	(8,642)	104,169	102,313	(1,856)	555,314	544,816	(10,498)
All other corporate- asset-backed	153,486	152,841	(645)	358,911	351,846	(7,065)	512,397	504,687	(7,710)
Short-term investments	2,078	2,073	(5)	—	—	—	2,078	2,073	(5)
Total fixed maturities	703,854	693,085	(10,769)	534,463	523,638	(10,825)	1,238,317	1,216,723	(21,594)
Common stock-unaffiliated	307,792	303,448	(4,344)	61,484	49,816	(11,668)	369,276	353,264	(16,012)
Common stock-affiliated	—	—	—	40,014	39,086	(928)	40,014	39,086	(928)
	—	—	—	—	—	—	—	—	—
Total stocks	307,792	303,448	(4,344)	101,498	88,902	(12,596)	409,290	392,350	(16,940)
Total securities	$1,011,646	$996,533	$(15,113)	$635,961	$612,540	$(23,421)	$1,647,607	$1,609,073	$(38,534)

24

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The following discussion refers to the data presented in the table above, excluding affiliated common stock. See Note 13, Subsequent Events.

As of December 31, 2015, fixed maturities, comprised of 796 securities, accounted for approximately 75% of the Company’s total unrealized loss amount. The securities were primarily related to corporate securities concentrated in the energy sector, foreign government and government agency securities, collateralized debt obligations ("CDOs"), and CMBS, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. The remaining unrealized loss amount primarily related to the Company's investment in Hartford diversified mutual funds and foreign unaffiliated common stock. As of December 31, 2015, 96% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2015 was primarily attributable to wider credit spreads and an increase in interest rates.

Most of the securities depressed for twelve months or more primarily relate to corporate securities concentrated in the energy sector, as well as structured securities with exposure to commercial and residential real estate. Corporate securities within the energy sector are primarily depressed due to a decline in oil prices. For certain commercial and residential real estate securities, current market spreads are wider than spreads at the securities' respective purchase dates. As of December 31, 2015, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2015.

m. Loan-backed and Structured Securities OTTIs

For the year ended December 31, 2015, the Company recognized immaterial losses for OTTIs on loan-backed and structured securities due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $388,063 and $369,750, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2015 for loan-backed securities held as of December 31, 2015 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

1			2	3	4	5	6	7
			Book/Adj
			Carrying
			Value					Date of
			Amortized	Present Value				Financial
			Cost Before	of		Amortized	Fair	Statement
			Current Period	Projected	Recognized	Cost After	Value at	Where
CUSIP			OTTI	Cash Flows	OTTI	OTTI	Time of OTTI	Reported
46625Y	JP	9	$32,832	$26,202	$6,630	$26,202	$32,141	3/31/2015
52108H	NT	7	91,469	81,843	9,626	81,843	1,873	3/31/2015
61745M	3N	1	37,649	18,773	18,876	18,773	152	3/31/2015
46625M	PS	2	20,671	16,152	4,519	16,152	13,403	6/30/2015
52108H	NT	7	77,771	38,972	38,799	38,972	1,750	6/30/2015
61745M	3N	1	17,110	3,447	13,663	3,447	517	6/30/2015
52108H	NT	7	35,935	32,519	3,416	32,519	249	9/30/2015
46625M	AN	9	418,332	225,236	193,096	225,236	233,340	12/31/2015
46625Y	UM	3	71,173	39,273	31,900	39,273	4,968	12/31/2015
52108H	NT	7	30,522	28,502	2,020	28,502	249	12/31/2015
Total					$322,545

25

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

n. Structured Notes

The following table summarizes structured notes as of December 31, 2015:

CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
03938L	AM	6	$1,396,846	$1,068,750	$1,346,643	NO
39483	BB	7	8,385,689	9,025,432	8,359,875	NO
30711X	AA	2	876,090	882,449	876,090	YES
V25125	BD	2	1,079,450	977,834	1,079,966	NO
37957T	AK	7	600,000	540,000	600,000	NO
580638	AB	0	924,834	932,800	911,888	NO
608190	AH	7	3,877,527	3,893,115	3,888,936	NO
62718Q	AA	3	10,994,565	11,333,267	10,997,742	NO
3137G0	AL	3	1,021,208	1,021,562	1,021,222	YES
3137G0	AX	7	245,684	245,705	245,695	YES
3137G0	EW	5	502,520	474,892	502,426	YES
3137G0	FW	4	2,500,000	2,410,425	2,500,000	YES
3137G0	GT	0	1,464,243	1,462,098	1,464,244	YES
3137G0	HF	9	1,250,000	1,249,060	1,250,000	YES
925369	AA	8	3,179,128	3,236,938	3,175,719	NO
Total			$38,297,784	$38,754,327	$38,220,446

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Certain of the following financial instruments are carried at fair value in the Company’s financial statements: bonds and stocks, derivatives, and Separate Account assets.

The Company's estimates of fair value for financial assets and financial liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of

26

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2015 and 2014. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2015
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$9	$9
	Common stocks - unaffiliated	326,919	—	2	326,921
	Total bonds and stocks	326,919	—	11	326,930
	Derivative assets
	Credit derivatives	—	4,224	—	4,224
	Interest rate derivatives	—	15,620	—	15,620
	Equity derivatives	—	15,969	—	15,969
	Foreign exchange derivatives	—	4,255	—	4,255
	GMWB hedging instruments	—	94,068	114,393	208,461
	Macro hedge program	—	—	169,182	169,182
	Total derivative assets	—	134,136	283,575	417,711
	Separate Account assets [1]	32,173,084	—	—	32,173,084
	Total assets accounted for at fair value	$32,500,003	$134,136	$283,586	$32,917,725
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(6,267)	$—	$(6,267)
	Interest rate derivatives	—	(26,687)	—	(26,687)
	GMWB hedging instruments	—	(36,676)	(29,753)	(66,429)
	Macro hedge program	—	—	(32,585)	(32,585)
	Total liabilities accounted for at fair value	$—	$(69,630)	$(62,338)	$(131,968)

[1]	Excludes approximately $17.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

As of December 31, 2014
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$61	$61
	International government bonds	—	835	—	835
	Common stocks - unaffiliated	125,489	—	190	125,679
	Total bonds and stocks	125,489	835	251	126,575
	Derivative assets
	Credit derivatives	—	1,256	405	1,661
	Interest rate derivatives	—	15,842	686	16,528
	Equity derivatives	—	357	2,340	2,697
	Foreign exchange derivatives	—	—	39	39
	GMWB hedging instruments	—	86,289	151,367	237,656
	Macro hedge program	—	—	179,497	179,497
	Total derivative assets	—	103,744	334,334	438,078
	Separate Account assets [1]	38,142,920	—	—	38,142,920
	Total assets accounted for at fair value	$38,268,409	$104,579	$334,585	$38,707,573
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(2,116)	$(1,299)	$(3,415)
	Interest rate derivatives	—	(28,780)	—	(28,780)
	GMWB hedging instruments	—	(41,002)	(26,368)	(67,370)
	Macro hedge program	—	—	(38,923)	(38,923)
	Total liabilities accounted for at fair value	$—	$(71,898)	$(66,590)	$(138,488)

[1]	Excludes approximately $19.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as, an analysis of significant changes to current models.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most fixed maturities do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices for both bonds and stocks that differ over 3% to the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. As of December 31, 2015 and 2014, 90% and 92%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices, including discounted cash flow models and option-pricing models that utilize present value techniques, or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

ABS, CDOs, CMBS and residential mortgage-backed securities ("RMBS") - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

30

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate (“CRE”), CDOs and RMBS primarily backed by sub-prime loans. Also included in level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.

Separate Account assets

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

(Amounts in thousands)	December 31, 2015
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [1]	Maximum [1]	Weighted Average [2]	Impact of Increase in Input on Fair Value [3]
CMBS	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	116bps	138bps	137bps	Decrease

[1] Basis points (bps).
[2] The weighted average is determined based on the fair value of the securities.
[3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(Amounts in thousands)	December 31, 2014
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [1]	Maximum [1]	Weighted Average [2]	Impact of Increase in Input on Fair Value [3]
CMBS	$61	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	125bps	150bps	148bps	Decrease

[1] Basis points (bps).
[2] The weighted average is determined based on the fair value of the securities.
[3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(Amounts in thousands)	December 31, 2015
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$36,810	Option model	Equity volatility	27%	29%	Increase
Equity variance swaps	(27,129)	Option model	Equity volatility	19%	21%	Increase
Customized swaps	74,959	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options [2]	169,101	Option model	Equity volatility	14%	28%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2014
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Interest rate derivatives
Interest rate swaptions	$686	Option model	Interest rate volatility	1%	1%	Increase
GMWB hedging instruments
Equity options	50,963	Option model	Equity volatility	22%	34%	Increase
Customized swaps	74,036	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options	140,574	Option model	Equity volatility	27%	28%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2015 and 2014, no significant adjustments were made by the Company to broker prices received.

32

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2015 and 2014:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2015	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2015
Assets
All other corporate bonds – asset-backed	$61	$41	$(255)	$(85)	$94	$256	$—	$(103)	$9
Common stocks - unaffiliated	190	—	—	32	1	—	(221)	—	2
Total bonds and stocks	251	41	(255)	(53)	95	256	(221)	(103)	11
Derivatives
Credit derivatives	(894)	—	3,224	20	—	(2,350)	—	—	—
Commodity derivatives	—	1,386	—	(551)	—	—	—	(835)	—
Equity derivatives	2,340	—	—	8,067	—	—	—	(10,407)	—
Interest rate derivatives	686	—	—	(364)	—	236	—	(558)	—
Foreign exchange derivatives	39	—	(39)	—	—	—	—	—	—
GMWB hedging instruments	124,999	—	—	(19,863)	—	—	—	(20,496)	84,640
Macro hedge program	140,574	—	—	(31,147)	—	27,170	—	—	136,597
Total derivatives [3]	267,744	1,386	3,185	(43,838)	—	25,056	—	(32,296)	221,237
Total assets	$267,995	$1,427	$2,930	$(43,891)	$95	$25,312	$(221)	$(32,399)	$221,248

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2014	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2014
Assets
All other corporate bonds	$—	$—	$—	$(4)	$2	$2	$—	$—	$—
All other corporate bonds – asset-backed	62	65	(37)	(19)	69	—	—	(79)	61
Common stocks - unaffiliated	337	—	—	(147)	—	—	—	—	190
Total bonds and stocks	399	65	(37)	(170)	71	2	—	(79)	251
Derivatives
Credit derivatives	—	—	—	—	10	(904)	—	—	(894)
Equity derivatives	—	—	—	—	2,340	—	—	—	2,340
Interest rate derivatives	—	—	—	—	(500)	1,186	—	—	686
Foreign exchange derivatives	—	39	—	—	—	—	—	—	39
GMWB hedging instruments	104,729	—	21,630	—	(12,146)	5,095	—	5,691	124,999
Macro hedge program	139,322	—	—	—	(11,126)	12,378	—	—	140,574
International hedging program	(17,464)	—	3,362	—	(776)	—	—	14,878	—
Total derivatives [3]	226,587	39	24,992	—	(22,198)	17,755	—	20,569	267,744
Total assets	$226,986	$104	$24,955	$(170)	$(22,127)	$17,757	$—	$20,490	$267,995

33

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2015
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,297,549	$5,170,131	$73,096	$4,948,110	$276,343	$—
Preferred stocks - unaffiliated	2,679	2,644	—	2,679	—	—
Common stocks - unaffiliated	326,921	326,921	326,919	—	2	—
Mortgage loans on real estate	560,225	549,789	—	—	560,225	—
Derivative related assets	60,543	417,711	—	(223,031)	283,574	—
Contract loans	113,807	113,807	—	—	113,807	—
Surplus debentures	14,002	12,907	—	14,002	—	—
Low-income housing tax credits ("LIHTC")	844	844	—	—	844	—
Securities lending reinvested collateral assets	4,680	4,680	4,680	—	—	—
Separate Account assets [1]	32,173,084	32,173,084	32,173,084	—	—	—
Total assets	$38,554,334	$38,772,518	$32,577,779	$4,741,760	$1,234,795	$—
Liabilities
Liability for deposit-type contracts	$(972,209)	$(972,209)	$—	$—	$(972,209)	$—
Derivative related liabilities	(132,907)	(131,968)	—	(70,570)	(62,337)	—
Separate Account liabilities	(32,174,839)	(32,174,839)	(32,174,839)	—	—	—
Total liabilities	$(33,279,955)	$(33,279,016)	$(32,174,839)	$(70,570)	$(1,034,546)	$—

[1]	Excludes approximately $17.2 million, at December 31, 2015, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

34

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(Amounts in thousands)	December 31, 2014
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$6,484,270	$6,164,327	$65,487	$6,041,183	$377,600	$—
Preferred stocks - unaffiliated	2,788	2,728	—	2,788	—	—
Common stocks - unaffiliated	379,606	379,606	379,416	—	190	—
Mortgage loans on real estate	654,290	630,597	—	—	654,290	—
Derivative related assets	11,310	438,078	—	(323,010)	334,320	—
Contract loans	111,304	111,304	—	—	111,304	—
Surplus debentures	15,010	12,965	—	15,010	—	—
LIHTC	984	984	—	—	984	—
Separate Account assets [1]	38,142,920	38,142,920	38,142,920	—	—	—
Total assets	$45,802,482	$45,883,509	$38,587,823	$5,735,971	$1,478,688	$—
Liabilities
Liability for deposit-type contracts	$(1,172,348)	$(1,172,348)	$—	$—	$(1,172,348)	$—
Derivative related liabilities	(138,776)	(138,488)	—	(72,008)	(66,768)	—
Separate Account liabilities	(38,142,920)	(38,142,920)	(38,142,920)	—	—	—
Total liabilities	$(39,454,044)	$(39,453,756)	$(38,142,920)	$(72,008)	$(1,239,116)	$—

[1]	Excludes approximately $19.8 million, at December 31, 2014, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair values of contract loans. The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans. Prior to the second quarter of 2014, the fair values of contract loans were estimated by utilizing discounted cash flow calculations using U.S. Treasury interest rates based on the loan durations.

At December 31, 2015 and 2014 the Company had no investments where it was not practicable to estimate fair value.

35

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

5. Income Taxes

A.	The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2015
			Ordinary	Capital	Total
	(a)	Gross DTA	$1,039,330,187	$267,323,709	$1,306,653,896
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	1,039,330,187	267,323,709	1,306,653,896
	(d)	Deferred tax assets nonadmitted	403,333,664	264,486,490	667,820,154
	(e)	Subtotal net admitted deferred tax assets	635,996,523	2,837,219	638,833,742
	(f)	Deferred tax liabilities	405,342,402	—	405,342,402
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$230,654,121	$2,837,219	$233,491,340

2				2015
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	230,654,121	2,837,219	233,491,340
		(1) DTAs expected to be realized after the balance sheet date	230,654,121	2,837,219	233,491,340
		(2) DTAs allowed per limitation threshold	XXX	XXX	358,768,550
	(c)	DTAs offset against DTLs	405,342,402	—	405,342,402
	(d)	DTAs admitted as a result of application of SSAP No. 101	$635,996,523	$2,837,219	$638,833,742

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,784%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$2,391,790,336

4			2015
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$1,039,330,187	$267,323,709
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$635,996,523	$2,837,219
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	45%	2%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2014
			Ordinary	Capital	Total
	(a)	Gross DTA	$1,171,398,945	$67,862,097	$1,239,261,042
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	1,171,398,945	67,862,097	1,239,261,042
	(d)	Deferred tax assets nonadmitted	597,093,850	40,931,560	638,025,410
	(e)	Subtotal net admitted deferred tax assets	574,305,095	26,930,537	601,235,632
	(f)	Deferred tax liabilities	310,358,917	22,315,206	332,674,123
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$263,946,178	$4,615,331	$268,561,509

36

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

2				2014
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	263,946,178	4,615,331	268,561,509
		(1) DTAs expected to be realized after the balance sheet date	263,946,178	4,615,331	268,561,509
		(2) DTAs allowed per limitation threshold	XXX	XXX	469,257,707
	(c)	DTAs offset against DTLs	310,358,917	22,315,206	332,674,123
	(d)	DTAs admitted as a result of application of SSAP No. 101	$574,305,095	$26,930,537	$601,235,632

3	(a)	Ratio % used to determine recovery period and threshold limitation	3,233%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$3,128,384,713

4			2014
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$1,171,398,945	$67,862,097
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$574,305,095	$26,930,537
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	125%	4%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2015
			Ordinary	Capital	Total
	(a)	Gross DTA	$(132,068,758)	$199,461,612	$67,392,854
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(132,068,758)	199,461,612	67,392,854
	(d)	Deferred tax assets nonadmitted	(193,760,186)	223,554,930	29,794,744
	(e)	Subtotal net admitted deferred tax assets	61,691,428	(24,093,318)	37,598,110
	(f)	Deferred tax liabilities	94,983,485	(22,315,206)	72,668,279
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(33,292,057)	$(1,778,112)	$(35,070,169)

2			Change During 2015
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(33,292,057)	(1,778,112)	(35,070,169)
		(1) DTAs expected to be realized after the balance sheet date	(33,292,057)	(1,778,112)	(35,070,169)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(110,489,157)
	(c)	DTAs offset against DTLs	94,983,485	(22,315,206)	72,668,279
	(d)	DTAs admitted as a result of application of SSAP No. 101	$61,691,428	$(24,093,318)	$37,598,110

3	(a)	Ratio % used to determine recovery period and threshold limitation	(449)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(736,594,377)

37

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

4			Change During 2015
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(132,068,758)	$199,461,612
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$61,691,428	$(24,093,318)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(80)%	(2)%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

38

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2015	2014	Change
	(a)	Federal	$26,747,635	$(294,390,300)	$321,137,935
	(b)	Foreign	490	—	490
	(c)	Subtotal	26,748,125	(294,390,300)	321,138,425
	(d)	Federal income tax on net capital gains	(5,819,624)	(18,803,650)	12,984,026
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$20,928,501	$(313,193,950)	$334,122,451

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2015	2014	Change
	DTA: Ordinary
	Reserves	$52,731,996	$796,635	$51,935,361
	Tax deferred acquisition costs	73,930,746	63,961,807	9,968,939
	Employee benefits	11,369,418	12,443,198	(1,073,780)
	Bonds and other investments	290,088	192,740,509	(192,450,421)
	NOL/Min tax credit/Foreign tax credits	889,124,912	890,593,141	(1,468,229)
	Other	11,883,027	10,863,655	1,019,372
	Subtotal: DTA Ordinary	1,039,330,187	1,171,398,945	(132,068,758)
	Total adjusted gross ordinary DTA	1,039,330,187	1,171,398,945	(132,068,758)
	Nonadmitted ordinary DTA	403,333,664	597,093,850	(193,760,186)
	Admitted ordinary DTA	635,996,523	574,305,095	61,691,428
	DTA: Capital
	Bonds and other investments	267,323,709	67,862,097	199,461,612
	Subtotal: DTA Capital	267,323,709	67,862,097	199,461,612
	Total adjusted gross capital DTA	267,323,709	67,862,097	199,461,612
	Nonadmitted capital DTA	264,486,490	40,931,560	223,554,930
	Admitted capital DTA	2,837,219	26,930,537	(24,093,318)
	Total Admitted DTA	$638,833,742	$601,235,632	$37,598,110

DTL: Ordinary
Bonds and other investments	$306,772,356	$282,678,237	$24,094,119
Deferred and uncollected	1,221,868	113,561	1,108,307
Reserves	62,409,123	16,574,193	45,834,930
Other	34,939,055	10,992,926	23,946,129
Gross DTL ordinary	405,342,402	310,358,917	94,983,485
DTL: Capital
Investment related	—	22,315,206	(22,315,206)
Gross DTL capital	—	22,315,206	(22,315,206)
Total DTL	405,342,402	332,674,123	72,668,279
Net adjusted DTA/(DTL)	$233,491,340	$268,561,509	$(35,070,169)
Adjust for the change in deferred tax on unrealized gains/losses			127,985,420
Adjust for the stock compensation transfer			(556,617)
Adjust for the change in nonadmitted deferred tax			29,794,744
Other adjustments			(2)
Adjusted change in net deferred Income Tax			$122,153,376

39

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

D.	Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2015	income	2014	income	2013	income
	Tax effect	$101,842,924	Tax effect	$(217,990,004)	Tax effect	$417,530,035
Statutory tax - 35%	$35,645,023	35.00%	$(76,296,501)	35.00%	$146,135,512	35.00%
Tax preferred investments	(87,245,687)	(85.67)%	(66,000,000)	30.28%	(81,000,000)	(19.40)%
Interest maintenance reserve	19,337,905	18.99%	(19,633,778)	9.01%	—	—%
Amortization of inception gain	(21,619,703)	(21.23)%	(26,758,068)	12.27%	—	—%
VA Hedge Reclass	(44,333,658)	(43.53)%	—	—%	—	—%
All other	(3,008,755)	(2.95)%	(4,335,266)	1.99%	(6,590,231)	(1.58)%
Total statutory income tax	(101,224,875)	(99.39)%	(193,023,613)	88.55%	58,545,281	14.02%
Federal and foreign income taxes incurred	20,928,501	20.55%	(313,193,950)	143.68%	(316,709,554)	(75.85)%
Change in net deferred income taxes	(122,153,376)	(119.94)%	120,170,337	(55.13)%	375,254,835	89.87%
Total statutory income tax	$(101,224,875)	(99.39)%	$(193,023,613)	88.55%	$58,545,281	14.02%

E.	Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2015, the Company had $1,799,821,240 of net operating loss carryforwards which expire between 2023 and 2029 and $93,018,930 of foreign tax credit carryforwards which expire between 2019 and 2024.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2015	—
2014	—
2013	—

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2015.

40

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

F.	Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within The Hartford’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)	Business Management Group, Inc.
Hartford Holdings, Inc.	Nutmeg Insurance Agency, Inc.
Nutmeg Insurance Company	Hartford Lloyd's Corporation
Heritage Holdings, Inc.	1stAgChoice, Inc.
Hartford Fire Insurance Company	Access CoverageCorp, Inc.
Hartford Accident and Indemnity Company	Access CoverageCorp Technologies, Inc.
Hartford Casualty Insurance Company	Hartford Casualty General Agency, Inc.
Hartford Underwriters Insurance Company	Hartford Fire General Agency, Inc.
Twin City Fire Insurance Company	Hartford Strategic Investments LLC
Pacific Insurance Company, Limited	Hartford Underwriters General Agency, Inc.
Trumbull Insurance Company	Hartford of Texas General Agency, Inc.
Hartford Insurance Company of Illinois	Hartford Life, Inc.
Hartford Insurance Company of the Midwest	Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast	HIMCO Distribution Services Company
Hartford Lloyd's Insurance Company	Hartford-Comprehensive Employee Benefit Service Co.
Property & Casualty Insurance Co. of Hartford	Hartford Securities Distribution Company, Inc.
Sentinel Insurance Company, Ltd.	The Evergreen Group, Incorporated
First State Insurance Company	Hartford Administrative Services Company
New England Insurance Company	Hartford Life, LTD.
New England Reinsurance Corporation	Hartford Funds Management Group, Inc.
Fencourt Reinsurance Company, Ltd.	Hartford Life International Holding Company
Heritage Reinsurance Company, Ltd.	Hartford Life Insurance Company
New Ocean Insurance Co., Ltd.	Hartford Life and Annuity Insurance Company
Hartford Investment Management Co.	Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.	American Maturity Life Insurance Company
Hartford Integrated Technologies, Inc.

2.	Federal Income Tax Allocation

Estimated tax payments are made quarterly, at which time intercompany tax balances are settled. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $12,358,106 and $44,479,130 respectively, as of December 31, 2015 and $8,969,569 and $52,130,428 respectively, as of December 31, 2014.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2015	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,096,202,774	$1,032,533,433	$(10,423,928,459)	$3,704,807,748
Liability for deposit-type contracts	37,351,852	934,859,443	(1,817)	972,209,478
Policy and contract claim liabilities	173,742,873	19,580,979	(172,841,525)	20,482,327
Premium and annuity considerations	1,358,118,477	108,221,449	(1,153,228,469)	313,111,457
Death, annuity, disability and other benefits	990,762,200	267,631,533	(837,201,360)	421,192,373
Surrenders and other fund withdrawals	5,789,852,802	186,423,521	(424,779,950)	5,551,496,373

41

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

2014	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$12,401,106,393	$1,048,607,747	$(9,577,895,699)	$3,871,818,441
Liability for deposit-type contracts	40,757,800	1,152,058,189	(20,468,091)	1,172,347,898
Policy and contract claim liabilities	107,460,386	18,933,697	(107,290,179)	19,103,904
Premium and annuity considerations	1,788,988,738	(73,107,311)	39,676,872,085	41,392,753,512
Death, annuity, disability and other benefits	801,686,972	293,031,891	(663,455,070)	431,263,793
Surrenders and other fund withdrawals	8,767,621,374	210,257,704	(2,632,097,533)	6,345,781,545

2013	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$11,905,322,306	$1,076,972,436	$(9,094,015,409)	$3,888,279,333
Liability for deposit-type contracts	48,225,329	1,335,518,462	(24,594,176)	1,359,149,615
Policy and contract claim liabilities	117,147,937	17,567,410	(117,061,305)	17,654,042
Premium and annuity considerations	2,263,956,031	214,306,601	(5,460,857,455)	(2,982,594,824)
Death, annuity, disability and other benefits	768,962,763	335,485,820	(780,296,543)	324,152,040
Surrenders and other fund withdrawals	11,128,056,539	211,476,401	(11,495,364,832)	(155,831,892)

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to us, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2015, the Company has one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. This concentration, which is actively monitored, is as follows: reserve credits totaling $10.3 billion for Prudential offset by $7.1 billion of market value of assets held in trust, for a net exposure of $3.2 billion. As of December 31, 2014, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $9.4 billion for Prudential offset by $6.7 billion of market value of assets held in trust, for a net exposure of $2.6 billion.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $135.9 million in 2015, a decrease of $8.8 million from the 2014 balance of $144.7 million. The total amount of reinsurance credits taken for this agreement was $209.0 million in 2015, a decrease of $13.6 million from the 2014 balance of $222.6 million.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford’s strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment-related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

42

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

b. Reinsurance Assumed from Affiliates

On June 30, 2014, HLIC’s parent, HLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLIC by terminating intercompany agreements. As a result, the Company recognized a reduction in surplus of approximately $165 million, including an after-tax loss of approximately $323 million, which includes the impacts of unwinding hedging derivatives related to the recaptured risks.

Upon closing, the Buyer is responsible for all liabilities for the recaptured business. The Company continues to provide reinsurance to the Buyer for approximately $0.9 billion of fixed payout annuities, as of December 31, 2015, related to the “3Win” product formerly written by HLIKK.

Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), GMIB and GMDB product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2015, 2014 and 2013.

The Company entered into a funding agreement with HLIC in 2009 to fund required payouts under this agreement, however the funding agreement was terminated in 2014 as a result of the sale of HLIKK.

Prior to the sale, the Company had the following reinsurance agreements with HLIKK. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list described the reinsurance agreements with HLIKK:

•
The Company assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $0, $(187,673,983) and $89,335,190 for the years ended December 31, 2015, 2014 and 2013, respectively.

•
The Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2015, 2014 and 2013.

•
The Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2015, 2014 and 2013.

The Company had a modified coinsurance (“Modco”) reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd (“HLIL”) which was novated in 2013. The Company had assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013, the Company recorded a net (payable)/receivable of $0, and collected premiums of $8,066,899 for the year ended December 31, 2013. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 12.

c. Reinsurance Ceded to Affiliates

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate White River Life Reinsurance Company ("WRR") effective April 1, 2014. As a result the Company received a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassumed $281 million in aggregate reserves for annuity contracts; WRR returned the funds withheld totaling $281 million to the Company; and the Company paid a recapture fee of $0 to WRR. In addition, the Company received a capital contribution of $1.022 billion from its parent HLIC in support of the business recaptured.

43

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The Company had a Modco and coinsurance with funds withheld reinsurance agreement (“WRR Agreement”) with WRR, an affiliated captive insurance company unauthorized in the State of Connecticut. The Company ceded to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; and GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 12.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business remained on the balance sheet of the Company in segregated portfolios, and WRR received the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2014, the Company recorded a receivable of $0 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $0, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $0 and paid premiums of $(41,015,622,260) and $518,156,124, for the years ended December 31, 2014 and 2013, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company (“Champlain”), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerged from the business reinsured, resulting in a net $0 future impact to surplus. This agreement was recaptured in 2013, and the Company reported paid premiums of $(2,768,952,656) for the year ended December 31, 2013.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. On January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above included the release of the Company’s remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2015 and 2014, the Company reported $0 and $25,391,221, respectively, as receivables from and $22,991,721 and $31,185,084, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

The Company participates in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2015 and 2014.

On June 29, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on July 15, 2015.

44

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

On January 9, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on January 30, 2015.

On July 8, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC, and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on July 15, 2014.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company (“HLA”). HLAI and HLIC paid these returns of capital on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business, on January 30, 2014, The Hartford received permission from the Department to distribute the shares of stock of HLIC from HLA to HLI, as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

The Hartford maintains The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covers substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the “Pension Plans.”

Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2015, 2014 and 2013, the Company incurred expenses related to the Pension Plans of $4,778,327, $5,780,928 and $5,659,399, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, the Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2015, 2014 and 2013, the Company incurred immaterial expense/(income) related to the other postretirement benefit plans.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the years ended December 31, 2015 and 2014 were $1,663,096 and $2,334,909, respectively.

45

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The Company participates in postemployment plans sponsored by the Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2015, 2014 and 2013, (income)/expense allocated to the Company for long-term disability was immaterial. The (income)/expense includes immaterial incurred expenses and immaterial valuation adjustments for the years ended December 31, 2015, 2014 and 2013, respectively.

9. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. There were no dividends paid in 2015, 2014, and 2013. For returns of capital, see Note 7. With respect to dividends to its parent HLIC, the Company’s dividend limitation under the holding company laws of Connecticut is $412,807,544 in 2016. See Note 13 Subsequent Events.

Unassigned Funds

The portion of unassigned funds reduced by each item below at December 31, was as follows:

	2015	2014
Unrealized capital losses, gross of tax	$132,572,545	$364,226,230
Nonadmitted asset values	682,502,840	651,935,726
Asset valuation reserve	57,553,274	62,391,546

10. Separate Accounts

The Company maintained Separate Account assets totaling $32,190,324,610 and $38,162,711,736 as of December 31, 2015 and 2014, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2015 and 2014, the Company’s Separate Account statement included legally insulated assets of $32,190,324,610 and $38,162,711,736, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $710,679,585, $813,720,444 and $899,999,354 for the years ended December 31, 2015, 2014 and 2013, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

46

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

An analysis of the Separate Accounts as of December 31, 2015 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2015	$—	$—	$—	$493,301,666	$493,301,666
Reserves at year-end:
For accounts with assets at:
Fair value	—	—	—	32,053,057,135	32,053,057,135
Amortized cost	—	—	—	—	—
Total reserves	—	—	—	32,053,057,135	32,053,057,135
By withdrawal characteristics:
Subject to discretionary withdrawal	—	—	—	—	—
With market value adjustment	—	—	—	27,421,407,462	27,421,407,462
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	4,280,413,144	4,280,413,144
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	31,701,820,606	31,701,820,606
Not subject to discretionary withdrawal	—	—	—	351,236,529	351,236,529
Total	$—	$—	$—	$32,053,057,135	$32,053,057,135

Below is a reconciliation of net transfers from Separate Accounts as of December 31,

	December 31, 2015	December 31, 2014	December 31, 2013
Transfer to Separate Accounts	$493,301,666	$665,027,557	$914,828,458
Transfer from Separate Accounts	5,673,300,519	8,473,206,078	10,913,496,680
Net Transfer from Separate Accounts	(5,179,998,853)	(7,808,178,521)	(9,998,668,222)
Internal exchanges and other Separate Account activity	(29,214,533)	(17,801,650)	81,476,262
Transfer from Separate Accounts on the Statements of Operations	$(5,209,213,386)	$(7,825,980,171)	$(9,917,191,960)

11. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2015, 2014, and 2013. The Company has a guaranty fund receivable of $3,771,126 and $3,771,126 as of December 31, 2015 and 2014, respectively.

47

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

c. Leases

As discussed in Note 7, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $6,380,352, $4,789,032 and $608,095 in 2015, 2014, and 2013, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

d. Tax Matters

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2012. The audit of the years 2007-2011 were concluded in 2015, with no material impact on the Company's financial condition or results of operations. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2016. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $87,245,687, $68,270,923 and $80,401,818 related to the Separate Account DRD for the years ended December 31, 2015, 2014, and 2013, respectively.

e. Funding Obligations

At December 31, 2015 and 2014, the Company has outstanding commitments totaling $2,256,000 and $1,772,780, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

12. Sales of Affiliates and Discontinued Operations

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL’s sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

48

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The amounts related to Discontinued Operations and the effect on the Company’s Balance Sheet and Summary of Operations as of December 31, 2013 are as follows:

(Amounts in millions)			2013
Assets
a.	Line 5	Cash	$285
b.	Line 28	Total assets	(400)
Liabilities, Surplus and Other Funds
c.	Line 28	Total liabilities	—
d.	Line 37	Surplus	(225)
e.	Line 39	Total liabilities and surplus	(225)
Summary of Operations
f.	Line 1	Premiums	—
g.	Line 19	Increase in aggregate reserves for accident & health (current year less prior year)	—
h.	Line 32	Federal and foreign income taxes incurred	—
i.	Line 34	Net realized capital gains (losses)	(434)
j.	Line 35	Net income	$(472)

13. Subsequent Events

The Company has evaluated events subsequent to December 31, 2015, through April 8, 2016, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from HLAI to HLIC. HLAI paid this dividend on January 29, 2016.

On March 29, 2016, The Hartford received permission from the Department to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, HLAI will sell its subsidiary Hartford Life International Holding Company ("HLIHC") to HLIC, resulting in an immaterial realized loss. In addition, HLIC will contribute its ownership interest in HLAI to HLIHC, and therefore HLIHC will become HLAI's new parent company.

49

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(2)
	(3)	(b) Form of Dealer Agreement.(3)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(4)
	(4)	(b) MAV / MAV Plus(5)
	(4)	(c) Principal First(5)
	(4)	(d) Principal First Preferred(5)
	(4)	(e) Lifetime Income Foundation Rider (Single)(5)
	(4)	(f) Lifetime Income Foundation Rider (Joint Life / Single)(5)
	(4)	(g) Lifetime Income Builder II Rider (Single)(5)
	(4)	(h) Lifetime Income Builder II Rider (Joint Life / Spousal)(5)
	(4)	(i) The Hartford's Lifetime Income Builder Selects Rider (Single)(5)
	(4)	(j) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal)(5)
	(4)	(k) The Hartford's Lifetime Income Builder Portfolios Rider (Single)(5)
	(4)	(l) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal)(5)
	(4)	(m) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value(9)
	(5)	Form of Application.(6)
	(6)	(a) Certificates of Incorporation of Hartford.(7)
	(6)	(b) Amended and Restated Bylaws of Hartford.(10)
	(7)	Reinsurance Agreements and Amendments
(a) Transamerica Financial Life Insurance Company(5)
(b) ACE Tempest Life Reinsurance Ltd. (October 1, 2002)(5)
(c) ACE Tempest Life Reinsurance Ltd. (June 2, 2003)(5)
(d) ACE Tempest Life Reinsurance Ltd. (April 1, 2004)(5)
(e) Swiss Re Life & Health America, Inc. (HL)(5)
(f) Swiss Re Life & Health America, Inc. (HLA)(5)
	(8)	Fund Participation Agreements and Amendments
(a) AIM Variable Insurance Funds(5)
(b) American Funds Insurance Series(5)
(c) Franklin Templeton Variable Insurance Products Trust(5)
(d) Hartford Series Fund, Inc.(5)
(e) MFS Variable Insurance Trust(5)

(f) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(8)

(g) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(8)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial Statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1) Incorporated by reference to the Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-76419, filed on June 21, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.
(3) Incorporated by reference to Pre-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.
(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101945, filed on April 7, 2003.
(5) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 333-101949, filed on April 23, 2012.
(6) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101944, filed on April 7, 2003.
(7) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.
(8) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement File No. 333-148565, filed on May 3, 2010.
(9) Incorporated by reference Post-Effective Amendment No. 21 to the Registration Statement File No. 333-101949, filed on April 23, 2012.
(10) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Aidan Kidney	Senior Vice President
Diane Krajewski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President, Assistant General Counsel
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Diane Krajewski	Vice President
Robert Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-176150, filed on April 21, 2016.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2016, there were 128,187 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)	President, Chief Executive Officer, Director
Aidan Kidney	Chairman of the Board, Director
Kathleen E. Jorens	Vice President, Assistant Treasurer
Robert W. Paiano	Senior Vice President, Treasurer
Michael Chesman	Senior Vice President, Director of Taxes
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Mark M. Sosha	Vice President
Diane Krajewski	Director

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Hartford, and State of Connecticut on April 21, 2016.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Matther J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	April 21, 2016

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney